As filed with Securities and Exchange Commission on April 16, 2003.

                                                              FILE NO. 333-58314
                                                                       811-03859

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /

                        POST-EFFECTIVE AMENDMENT NO. /4/

                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                AMENDMENT NO. /5/

                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
           (formerly known as Anchor National Life Insurance Company)
                             ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on [date] pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                           Caption
-----------------------                           -------
1.    Cover Page .............................    Cover Page

2.    Definitions ............................    Glossary

3.    Synopsis ...............................    Highlights; Fee Tables;
                                                  Portfolio Expenses; Examples

4.    Condensed Financial Information ........    Appendix D - Condensed
                                                  Financial Information

5.    General Description of Registrant,
      Depositor and Portfolio Companies ......    The WM Diversified Strategies
                                                  Variable Annuity; Other
                                                  Information

6.    Deductions .............................    Expenses

7.    General Description of Variable Annuity     The WM Diversified Strategies Variable
      Contracts ..............................    Annuity; Purchasing a WM Diversified
                                                  Strategies Variable Annuity; Investment
                                                  Options

8.    Annuity Period .........................    Income Options

9.    Death Benefit ..........................    Death Benefits

10.   Purchases and Contract Value ...........    Purchasing a WM Diversified Strategies
                                                  Variable Annuity

11.   Redemptions ............................    Access To Your Money

12.   Taxes ..................................    Taxes

13.   Legal Proceedings ......................    Legal Proceedings

14.   Table of Contents of                        Table of Contents of
      Statement of Additional Information ....    Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                           Caption
-----------------------                           -------

15.   Cover Page .............................    Cover Page

16.   Table of Contents ......................    Table of Contents

17.   General Information and History ........    The WM Diversified Strategies
                                                  Variable Annuity (P); Separate
                                                  Account; General Account (P);
                                                  Investment Options (P);
                                                  Other Information (P)

18.   Services ...............................    Other Information (P)

19.   Purchase of Securities Being Offered ...    Purchasing a WM Diversified
                                                  Strategies Variable Annuity (P)

20.   Underwriters ...........................    Distribution of Contracts

21.   Calculation of Performance Data ........    Performance Data

22.   Annuity Payments .......................    Income Options (P); Income
                                                  Payments; Annuity Unit Values

23.   Financial Statements ...................    Depositor: Other Information (P);
                                                  Financial Statements; Registrant:
                                                  Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           WM DIVERSIFIED STRATEGIES
                                   PROSPECTUS

                                  May 1, 2003


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY



The annuity contract has several investment choices - available fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") (formerly, Anchor National Life Insurance Company) for different periods of time and variable investment portfolios. The variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST") or the WM Variable Trust ("WMVT").


                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

STRATEGIC GROWTH                                    WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH                                 WM ADVISORS, INC.                               WMVT
BALANCED                                            WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED                               WM ADVISORS, INC.                               WMVT
FLEXIBLE INCOME                                     WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS


EQUITY INCOME                                       WM ADVISORS, INC.                               WMVT
GROWTH & INCOME                                     WM ADVISORS, INC.                               WMVT
DAVIS VENTURE VALUE                                   DAVIS ADVISORS                                SAST
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
ALLIANCE GROWTH                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
GROWTH                                         COLUMBIA MANAGEMENT COMPANY,                         WMVT
                                                JANUS CAPITAL CORPORATION,
                                                  OPPENHEIMERFUNDS, INC.
CAPITAL APPRECIATION                             WELLINGTON MGMT. CO. LLP                           AST
MFS MID CAP GROWTH                         MASSACHUSETTS FINANCIAL SERVICES CO.                     SAST
MID CAP STOCK                                       WM ADVISORS, INC.                               WMVT
SMALL CAP STOCK                                     WM ADVISORS, INC.                               WMVT
GLOBAL EQUITIES                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
INTERNATIONAL GROWTH                          CAPITAL GUARDIAN TRUST COMPANY                        WMVT
TECHNOLOGY                                              VANKAMPEN                                   SAST
REIT FUND (AVAILABLE ON OR ABOUT JULY 1,            WM ADVISORS, INC.                               WMVT
  2003)


                               FIXED-INCOME FUNDS

U.S. GOVERNMENT SECURITIES                          WM ADVISORS, INC.                               WMVT
INCOME                                              WM ADVISORS, INC.                               WMVT
SHORT TERM INCOME                                   WM ADVISORS, INC.                               WMVT
MONEY MARKET                                        WM ADVISORS, INC.                               WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.



The table of contents of the SAI appears on page 36 of this prospectus. For a free copy of the SAI, call Us at 1-877-311-WMVA (9682) or write Our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company, effective March 1, 2003.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference.



All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14 or 15(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference are deemed to modify or supercede documents incorporated herein by reference.



AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342, File No. 033-47472.



AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.



The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.



AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:



      AIG SunAmerica Life Assurance Company

      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION


Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
   Owner Transaction Expenses...............................    6
   Annual Separate Account Expenses.........................    6
   The Optional Income Protector Fee........................    6
   The Optional Estate Rewards Death Benefit Fee............    6
   The Optional Earnings Advantage Fee......................    6
   The Optional Capital Protector Fee.......................    6
   Portfolio Expenses.......................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................    7
THE WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY..............    8
PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY.....    9
   Allocation of Purchase Payments..........................    9
   Accumulation Units.......................................    9
   Capital Protector........................................   10
   Free Look................................................   12
   Exchange Offers..........................................   12
INVESTMENT OPTIONS..........................................   12
   Variable Portfolios......................................   13
   Transfers During the Accumulation Phase..................   15
   Dollar Cost Averaging....................................   16
   Asset Allocation Rebalancing Program.....................   17
   Voting Rights............................................   17
   Substitution.............................................   17
ACCESS TO YOUR MONEY........................................   18
   Free Withdrawal Provision................................   18
   Systematic Withdrawal Program............................   19
   Nursing Home Waiver......................................   19
   Minimum Contract Value...................................   20
   Qualified Contract Owners................................   20
DEATH BENEFIT...............................................   20
   Standard Death Benefit...................................   21
   Estate Rewards Death Benefit.............................   21
   Spousal Continuation.....................................   23
EXPENSES....................................................   23
   Separate Account Charges.................................   23
   Withdrawal Charges.......................................   24
   Investment Charges.......................................   24
   Contract Maintenance Charge..............................   24
   Transfer Fee.............................................   25
   Option Death Benefit Fees................................   25
   Optional Income Protector Fee............................   25
   Optional Capital Protector Fee...........................   25
   Premium Tax..............................................   25
   Income Taxes.............................................   25
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   25
INCOME OPTIONS..............................................   26
   Annuity Date.............................................   26
   Income Options...........................................   26
   Allocation of Annuity Payments...........................   27
   Transfers During the Income Phase........................   28
   Deferment of Payments....................................   28
   The Income Protector.....................................   28
TAXES.......................................................   31
   Annuity Contracts in General.............................   31
   Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   31
   Tax Treatment of Distributions--Qualified Contracts
     (including governmental 457(b) eligible deferred
     compensation plans)....................................   31
   Minimum Distributions....................................   32
   Tax Treatment of Death Benefits..........................   33
   Contracts Owned by a Trust or Corporation................   33
   Gifts, Pledges and/or Assignments of a Contract..........   33
   Diversification and Investor Control.....................   33
PERFORMANCE.................................................   34
OTHER INFORMATION...........................................   34
   AIG SunAmerica Life......................................   34
   The Separate Account.....................................   34
   The General Account......................................   35
   Distribution of the Contract.............................   35
   Administration...........................................   35
   Legal Proceedings........................................   36
INDEPENDENT ACCOUNTANTS.....................................   37
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   37
APPENDIX A--MARKET VALUE ADJUSTMENT.........................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C..................................................  C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION.................  D-1

GLOSSARY


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We define them in this glossary.


ACCUMULATION PHASE--The period during which you invest money in your contract.


ACCUMULATION UNITS--A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.


ANNUITY UNITS--A measurement We use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY--AIG SunAmerica Life Assurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.



INCOME PHASE--The period during which We make annuity payments to you.


IRS--The Internal Revenue Service.


LATEST ANNUITY DATE--Your 95th birthday or your tenth contract anniversary, whichever is later.



NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



PURCHASE PAYMENTS--The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.


QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").


VARIABLE PORTFOLIOS--A sub-account of Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust or the WM Variable Trust as applicable. The underlying investment portfolios are referred to as "Underlying Funds."

 AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH
  YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND
  THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR
                      LONG-TERM RETIREMENT SAVINGS GOALS.


HIGHLIGHTS


The WM Diversified Strategies Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), We will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that We receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY below.



EXPENSES: There are fees and charges associated with the contract. Each year, We deduct a $35 contract maintenance charge from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY and EXPENSES below.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES below.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS below.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS below.



INQUIRIES: If you have questions about your contract call your investment representative or contact Us at AIG SunAmerica Life, Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: 1 (877) 311-WMVA
(9682).



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   FEE TABLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.



MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  7%



(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)



YEARS................   1     2     3     4     5     6     7    8+
                       7%    6%    6%    5%    4%    3%    2%    0%



TRANSFER FEE..........  No charge for first 15 transfers each contract year; thereafter, fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE UNDERLYING FUND FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE CHARGE


$35 each year ($30 in North Dakota) (waived for contracts over $50,000)



SEPARATE ACCOUNT ANNUAL EXPENSES


(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)



      Mortality Risk Charge.......................................  0.90%
      Expense Risk Charge.........................................  0.35%
      Distribution Expense Charge.................................  0.15%
      Optional Estate Rewards Fee(2)..............................  0.15%
      Optional Earnings Advantage Fee(2)..........................  0.25%
                                                                    -----
           TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.................  1.80%
                                                                    =====



    (2) Estate Rewards, an enhanced death benefit feature, is optional. It offers a choice of one of two optional enhanced death benefits. Earnings Advantage is also an optional enhanced death benefit feature. If elected, the fee for each chosen feature is an annualized charge that is deducted daily from your net asset value. If you do not elect either enhanced death benefit option, your total separate account annual expenses would be 1.40%.



  OPTIONAL FEATURE FEE


    You may elect either the Income Protector or Capital Protector feature described below.



  OPTIONAL INCOME PROTECTOR FEE



      Annual Fee as a % of your Income Benefit Base...............  0.10%



    The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base, described more fully in the prospectus, is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.



  OPTIONAL CAPITAL PROTECTOR FEE



                       CONTRACT YEAR                    ANNUALIZED CHARGE
                       -------------                    -----------------
       0-7............................................        0.45%
       8-10...........................................        0.15%
       11+............................................         none



    The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.



THE FOLLOWING SHOWS THE TOTAL MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES



           TOTAL ANNUAL UNDERLYING FUND EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from Underlying Funds of the
Trusts, including management fees, other expenses and
service (12b-1) fees, if applicable)........................   0.56%     1.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES

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--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the Underlying Funds of the Trusts.



The Example assumes that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the Underlying Funds of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:



MAXIMUM EXPENSE EXAMPLES


(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.80% AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.66%)



(1) If you surrender your contract at the end of the applicable time period and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%), and Capital Protector (0.45%) features:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,098   $1,807    $2,432     $4,079
-------------------------------------
-------------------------------------



(2) If you do not surrender your Contract and you elect the optional Estate Rewards death benefit (0.15%), the optional Earnings Advantage benefit (0.25%), and Capital Protector (0.45%) features:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $398    $1,207    $2,032     $4,079
-------------------------------------
-------------------------------------



(3) If you annuitize your Contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $309     $945     $1,606     $3,374
-------------------------------------
-------------------------------------



MINIMUM EXPENSE EXAMPLES


(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.56%)



(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $904    $1,230    $1,483     $2,338
-------------------------------------
-------------------------------------



(2) If you do not surrender your Contract and you do not elect any optional features:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $204     $630     $1,083     $2,338
-------------------------------------
-------------------------------------



(3) If you annuitize your Contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $199     $615     $1,057     $2,285
-------------------------------------
-------------------------------------


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. We converted the contract maintenance charge to a percentage (0.05%). The actual impact of the contract maintenance charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the accompanying Trust prospectuses.

2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.
3. Examples reflecting application of optional features and benefits use the highest fees and charges being offered for those features. If you elected the Income Protector program, instead of the Capital Protector program, your expenses would be lower than those shown in these tables. The fees for the Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.
4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.


This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making payments to you out of the money accumulated in your contract.



The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which We call Variable Portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.



The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life.



For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.



AIG SunAmerica Life issues the WM Diversified Strategies Variable Annuity. When you purchase a WM Diversified Strategies Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. WM Diversified Strategies may not currently be available in all states. Please check with your financial advisor regarding availability in your state.



This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial advisor prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES
VARIABLE ANNUITY
--------------------------------------------------------------------------------


An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.



This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.


                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                   $2,000              $100                  $50
Non-qualified               $5,000              $100                  $50


WE REQUIRE COMPANY APPROVAL PRIOR TO ACCEPTING PURCHASE PAYMENTS GREATER THAN $1,000,000. SUBSEQUENT PURCHASE PAYMENTS THAT WOULD CAUSE TOTAL PURCHASE PAYMENTS IN ALL CONTRACTS ISSUED BY AIG SUNAMERICA LIFE OR ITS AFFILIATES TO THE SAME OWNER (OR ANNUITANT, IF THE OWNER IS A NON-NATURAL PERSON) TO EXCEED THESE LIMITS MAY ALSO BE SUBJECT TO COMPANY PREAPPROVAL. WE RESERVE THE RIGHT TO CHANGE THE AMOUNT AT WHICH PREAPPROVAL IS REQUIRED, AT ANY TIME. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $50.



In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to Us that the minimum distribution required by the federal tax code is being made. In addition, We may not issue a contract to anyone age 91 or older (unless state law requires otherwise). Neither Estate Rewards nor Earnings Advantage is available to you if you are age 81 or older at the time of contract issue.


We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.



In order to issue your contract, We must receive your completed application, Purchase Payment allocation instructions and any other required paper work at Our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:


     - Send your money back to you; or


     - Ask your permission to keep your money until We get the information necessary to issue the contract.


ACCUMULATION UNITS


The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, We use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, We call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1:00 p.m. Pacific Time ("PT") and on the next day's unit value if We receive your money after 1:00 p.m. PT. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:


     1. determining the total value of money invested in a particular Variable Portfolio;


     2. subtracting from that amount any asset-based charges and any other charges such as taxes We have deducted; and


     3. dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.

CAPITAL PROTECTOR

The Capital Protector is an optional feature of your variable annuity currently available only on contracts issued on or after October 7, 2002. If you elect this feature, for which you will be charged an annualized fee, at the end of the applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract. The Capital Protector feature has rules and restrictions, which are discussed more fully, below.

ELECTION OF THE FEATURE


You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Income Protector program. SEE INCOME PROTECTOR BELOW.


The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability.

APPLICABLE WAITING PERIOD AND BENEFIT DATE


If you elect the Capital Protector, at the end of the applicable waiting period We will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which We will calculate any Capital Protector benefit payable to you.


TERMINATION

Generally, this feature and its corresponding charge cannot be terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

CALCULATION OF THE BENEFIT

The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                        PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE              INCLUDED IN THE
  EFFECTIVE DATE     CAPITAL PROTECTOR BENEFIT CALCULATION
------------------   -------------------------------------
  0-90 days                  100%
  91+ days                    0%

THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL OF YOUR PURCHASE PAYMENTS. IF YOU PLAN TO ADD SUBSEQUENT PURCHASE PAYMENTS OVER THE LIFE OF YOUR CONTRACT, YOU SHOULD KNOW THAT THE CAPITAL PROTECTOR WOULD NOT PROTECT THE MAJORITY OF THOSE PAYMENTS.

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is/are the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Money Market Fund. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as Earnings Advantage, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

SINCE THE CAPITAL PROTECTOR FEATURE MAY NOT GUARANTEE A RETURN OF ALL PURCHASE PAYMENTS AT THE END OF THE WAITING PERIOD, IT IS IMPORTANT TO REALIZE THAT SUBSEQUENT PURCHASE PAYMENTS MADE INTO THE CONTRACT MAY DECREASE THE VALUE OF THE CAPITAL PROTECTOR BENEFIT. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial advisor as such activity may reduce the value of this Capital Protector benefit.

THE CAPITAL PROTECTOR FEE

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. The fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of the contract. The amount of this charge is subject to change at any time for prospectively issued contracts. Once the feature is terminated, as discussed above, the charge will no longer be deducted. The annual fee is:


CONTRACT YEAR   ANNUALIZED CHARGE*
-------------   ------------------
  0-7              0.45%
  8-10             0.15%
  11+               none


* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract.

EFFECT OF SPOUSAL CONTINUATION ON THE CAPITAL PROTECTOR FEATURE


If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE CAPITAL PROTECTOR FEATURE (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Generally, We will refund to you the value of your contract on the day We receive your request. The amount refunded to you may be more or less than your original investment.



Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, We allocate your money according to your instructions.


EXCHANGE OFFERS


From time to time, We may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The contract offers variable investment options which We call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS


The Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust and the WM Variable Trust (the "Trusts"), Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/ unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's adviser monitors the Trust for potential conflicts.


ANCHOR SERIES TRUST


Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.


SUNAMERICA SERIES TRUST


Various subadvisers provide investment advice for the SAST Portfolios. SAST contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.


WM VARIABLE TRUST

WM Advisors, Inc. serves as adviser for the WMVT Funds and also hires subadvisers to manage the day-to-day operations of certain investment options.


The Variable Portfolios along with their respective subadvisers are listed below:



STRATEGIC ASSET MANAGEMENT PORTFOLIOS
Strategic Growth                                 WM Advisors, Inc.                          WMVT
Conservative Growth                              WM Advisors, Inc.                          WMVT
Balanced                                         WM Advisors, Inc.                          WMVT
Conservative Balanced                            WM Advisors, Inc.                          WMVT
Flexible Income                                  WM Advisors, Inc.                          WMVT

EQUITY FUNDS
Equity Income                                    WM Advisors, Inc.                          WMVT
Growth & Income                                  WM Advisors, Inc.                          WMVT
Davis Venture Value                              Davis Advisors                             SAST
West Coast Equity Fund                           WM Advisors, Inc.                          WMVT
Alliance Growth                                  Alliance Capital Mgmt, L.P.                SAST
Growth                                           Columbia Management Company,               WMVT
                                                 Janus Capital Corporation,
                                                 OppenheimerFunds, Inc.
Capital Appreciation                             Wellington Mgmt. Co. LLP                   AST
MFS Mid Cap Growth                               Massachusetts Financial Services Co.       SAST
Mid Cap Stock                                    WM Advisors, Inc.                          WMVT
Small Cap Stock                                  WM Advisors, Inc.                          WMVT
Global Equities                                  Alliance Capital Mgmt. L.P.                SAST
International Growth                             Capital Guardian Trust Company             WMVT
Technology                                       VanKampen                                  SAST
REIT Fund*                                       WM Advisors, Inc.                          WMVT

FIXED-INCOME FUNDS
U.S. Government Securities                       WM Advisors, Inc.                          WMVT
Income                                           WM Advisors, Inc.                          WMVT
Short Term Income                                WM Advisors, Inc.                          WMVT
Money Market                                     WM Advisors, Inc.                          WMVT


* This Variable Portfolio is not available as of the date of this prospectus but will be made available for transfers or investment of Purchase Payments on or about July 1, 2003. Please check with your financial advisor regarding the Variable Portfolio's availability prior to that date.



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.



FIXED INVESTMENT OPTIONS



Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial advisor to learn if any FAGPs are currently offered.



There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:



     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.



     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.



     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.



When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if We are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that We make available at any time, unless state law requires Us to do otherwise. See DOLLAR COST AVERAGING below for more information.



TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase, you may transfer money among the Variable Portfolio(s) and the available fixed investment options by written request or by telephone. Additionally, you may access your account and request transfers through Our website, www.aigsunamerica.com. Funds already in your contract cannot be transferred into the DCA fixed accounts. Transfers out of a 3, 5, 7 or 10 year fixed investment option may be subject to a market value adjustment.



The minimum amount you can transfer is $100, or a lesser amount if you transfer the entire balance from a Variable Portfolio or a fixed investment option. Any money remaining in a Variable Portfolio or fixed investment option after making a transfer must equal at least $100. Your request for transfer must clearly state which investment option(s) are involved and the amount you want to transfer. Please see DOLLAR COST AVERAGING below for specific rules regarding the DCA fixed accounts. We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in a contract year.



We will accept transfers by telephone and/or the internet unless you instruct Us otherwise. When receiving telephone and/or the internet account transfers, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If We fail to follow Our procedures We may be liable for any losses due to unauthorized or fraudulent transactions.



Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day We receive it, if received before close of the NYSE, generally at 1:00 p.m. PT. If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.



Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneously with the original transfer request.



This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Funds in which the Variable Portfolios invest. These market timing strategies are disruptive to the Underlying Funds in which the Variable Portfolios invest and thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



Regardless of the number of transfers you have made, We will monitor and may terminate your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors We will consider include:



- the dollar amount of the transfer;



- the total assets of the Variable Portfolio involved in the transfer;



- the number of transfers completed in the current calendar quarter; or



- whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



We reserve the right to modify, suspend or terminate the transfer privileges at any time.


DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio or an available fixed account option (source accounts) to any other Variable Portfolio. Transfers occur on certain periodic schedules, such as monthly or weekly, and count against your 15 fee transfers per contract year. The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target account for the DCA program.



We may offer the DCAFAs exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolio(s) you select over the selected period. You cannot change the option once selected.



We determine the amount of the transfers from the DCAFAs based on the total amount of money allocated to the account. For example, if you allocate $1,000 to the 1-year DCAFA, We completely transfer all of your money to the selected investment options over a period of ten months, so that each payment complies with the $100 per transfer minimum.



In Oregon, the withdrawal schedule applicable to funds placed in the DCAFAs is 6% for the period when those funds are in the DCAFAs. Once those funds are moved into the target accounts they are subject to the standard withdrawal charge schedule. SEE EXPENSES BELOW.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



You may terminate a DCA program at any time. Upon termination of the DCA program, if money remains in the DCAFAs, We transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:


     Assume that you want to gradually move $750 each month from the Money Market Fund to the Alliance Growth Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:



    MONTH   ACCUMULATION UNIT   UNITS PURCHASED
    -----   -----------------   ---------------
      1          $ 7.50               100
      2          $ 5.00               150
      3          $10.00                75
      4          $ 7.50               100
      5          $ 5.00               150
      6          $ 7.50               100



     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


ASSET ALLOCATION REBALANCING PROGRAM


Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The automatic Asset Allocation Rebalancing Program addresses this situation. There is no fee to participate in this program. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. We reserve the right to modify, suspend or terminate this program at any time.


VOTING RIGHTS


AIG SunAmerica Life is the legal owner of shares of the Trusts. However, when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.


SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.



Generally, We deduct a withdrawal charge applicable to any partial or total withdrawal and a market value adjustment if a withdrawal comes from the 3, 5, 7 or 10 year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, We also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES BELOW. We calculate charges due on a total withdrawal on the day after We receive your request and other required paper work. We return your contract value less any applicable fees and charges.



The minimum partial withdrawal amount is $1,000. We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested. Withdrawals from fixed investment options prior to the end of the guarantee period may result in a market value adjustment.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, We reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.


FREE WITHDRAWAL PROVISION


Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that We allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).



To determine your free withdrawal amount and the amount, if any, on which We assess a withdrawal charge, We refer to two special terms. These are penalty-free earnings and the Total Invested Amount.


The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:

     1. Any prior withdrawals on which you previously paid a withdrawal charge, plus the amount of the withdrawal charge.

     2. Any prior free withdrawals in any year that were in excess of your penalty-free earnings and were free because the Purchase Payment withdrawn is no longer subject to surrender charges at the time of the withdrawal.


When you make a withdrawal, We assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the surrender charge.


During your first contract year your free withdrawal amount is the greater of:

     1.  Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any prior withdrawals taken during the contract year.

After the first contract year, you can take out the greater of the following amounts each year:

     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to surrender charges, or;

     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.

Purchase Payments withdrawn, above and beyond the amount of your free withdrawal amount, which have been invested for less than 7 years will result in your paying a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial advisor.

The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example, We will assume a 0% growth rate over the life of the contract, no Capital Protector Program, Income Protector Program, Estate Rewards or Earnings Advantage and no subsequent Purchase Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After those free withdrawals your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:


A = Your contract value at the time of your request for surrender ($80,000)

B = The amount of your Total Invested Amount still subject to surrender charge
    ($100,000)

C = The withdrawal charge percentage applicable to the age of each Purchase
    Payment at the time of full surrender (4%) [B X C = $4,000]

D = Your full surrender value ($76,000)

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.



The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, We may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE


Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES BELOW for a more detailed explanation.


DEATH BENEFIT
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If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.


The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS BELOW.



You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until We record the change.



We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


          1. a certified copy of the death certificate; or

          2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

          3. a written statement by a medical doctor who attended the deceased at the time of death; or


          4. any other proof satisfactory to Us.



The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an annuity. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION BELOW. If the Beneficiary does not make a specific election as to how they want the death benefit distributed within sixty days of Our receipt of adequate proof of death, it will be paid in a lump sum.


If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.


This contract provides three death benefit options: The first is the Standard Death Benefit which is automatically included in your contract for no additional fee. We also offer, for an additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options and Estate Rewards benefit below. Net Purchase Payment is an on-going calculation. It does not represent a contract value.


We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.



To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.


STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.


     2.  the contract value at the time We receive satisfactory proof of death.


ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards Death Benefits which can provide greater protection for your beneficiaries. You must choose between Option 1 and Option 2 at the time you purchase your contract and you can not change your election at any time. The Estate Rewards Death Benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION

  THE DEATH BENEFIT IS THE GREATER OF:


     a.  the contract value at the time We receive satisfactory proof of death;
         or


     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.


If you die after your latest Annuity Date, the 5% Accumulation Option death benefit reverts to the Standard Death Benefit. Thus, your beneficiaries may receive no benefit from Estate Rewards Death Benefit. This option may not be available in all states. Check with your financial advisor regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or

     b.  the contract value at the time We receive satisfactory proof of death;
         or

     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

EARNINGS ADVANTAGE


The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to make an Earnings Advantage election you must have already elected one of the Estate Rewards Death Benefits described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select the Estate Rewards Death Benefit, but once elected, generally, it cannot be terminated. Further, if you elect both the Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.



If you have earnings in your contract at the time of death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.


The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

------------------------------------------------------------------------------------------------------------------
CONTACT YEAR OF DEATH                     EARNINGS ADVANTAGE                             MAXIMUM
                                              PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                    25% of Net Purchase Payments
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage Amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date. Thus, your beneficiaries may receive no benefit from your election of the Earnings Advantage Benefit if you live past your latest Annuity Date. This option may not be available in all states. Check with your Investment Representative regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.


Upon continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix B. To the extent the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.



Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of Earnings Advantage. We will terminate Earnings Advantage if the Continuing Spouse is age 81 or older on the Continuation Date. If Earnings Advantage is not terminated or discontinued and the Continuing Spouse dies after the latest Annuity Date no Earnings Advantage benefit will be payable. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATION FOLLOWING A SPOUSAL CONTINUATION.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.



SEPARATE ACCOUNT CHARGES



The Company deducts a Separate Account charge in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.


Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.


OTHER REVENUE


We may receive compensation of up to 0.25% from the investment advisers or their affiliates of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.


WITHDRAWAL CHARGES


During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:


      YEAR          1    2    3    4    5    6    7    8
-----------------  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge   7%   6%   6%   5%   4%   3%   2%   0%


After a Purchase Payment has been in the contract for seven complete years the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.



Whenever possible, We deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, We deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES BELOW.


INVESTMENT CHARGES

Investment Management Fees


Charges are deducted from the assets of the Underlying Funds for each Trust for the advisory and other expenses of the Funds.


12b-1 Fees


Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to Class 2 shares, recaptured brokerage commissions will be used to make payments to SunAmerica Capital Services, Inc., the SAST Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.



In addition, the 0.15% fee applicable to Class 2 shares of AST and the SAST Portfolios is generally used to pay financial intermediaries for services provided over the life of your contract.



FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE UNDERLYING FUNDS.



CONTRACT MAINTENANCE CHARGE



During the Accumulation Phase, We subtract a contract maintenance charge from your account once per year. This charge compensates Us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, We will waive the charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance charge on a pro-rata basis from your account value on your contract anniversary. In the states of Pennsylvania, Texas and Washington a contract maintenance charge will be deducted pro-rata from the Variable Portfolio(s) in which you are invested, only. If you withdraw your entire contract value, We deduct the charge from that withdrawal.


TRANSFER FEE

We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in a contract year.


OPTIONAL DEATH BENEFIT FEES



Please see DEATH BENEFITS above for additional information regarding the Estate Rewards death benefit and Earnings Advantage fee.



OPTIONAL INCOME PROTECTOR FEE



Please see INCOME OPTIONS below for additional information regarding the Income Protector fee.



OPTIONAL CAPITAL PROTECTOR FEE



Please see PURCHASING A WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY above for more information on the Capital Protector fee.



PREMIUM TAX



Certain states charge the Company a tax on the premiums you pay into the contract, ranging from 0% to 3.5%. Currently We deduct the charge for premium taxes from your contract when applicable, such as when you fully surrender or annuitize the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.



AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.


We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact Our Annuity Service Center for more information.


Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity
Date). Certain states may require your income payments to start earlier.



If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


INCOME OPTIONS


Currently, this Contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.



We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.


OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.


OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments direct deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing. See the INCOME PROTECTOR section below for specifics relative to taking income under that feature.


ALLOCATION OF ANNUITY PAYMENTS


You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.


FIXED OR VARIABLE INCOME PAYMENTS

Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:


     - for life options, your age when payments begin, and in most states, if a Non-Qualified Contract, your gender;



     - the value of your contract in the Variable Portfolio(s) on the Annuity Date;



     - the 3.5% assumed investment rate ("AIR") for variable income payments used in the annuity table for the contract; and;


     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.


The value of variable income payments, if elected, is based on the assumed AIR of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one (1) transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.


Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options. See also ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.


INCOME PROTECTOR

You may elect to enroll in the Income Protector Program. The Income Protector Program can provide a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.


The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it cannot be changed or terminated. Check with your financial advisor regarding availability.



You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, We will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?


If you elect the Income Protector Program, We base the amount of minimum retirement income available to you upon a calculation We call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION


If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election Form available through Our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.



Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following Our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least nine years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.


The Income Protector option(s) currently available under this contract are:


                                                             FEE* AS A % OF YOUR INCOME    WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        9 years



 * See Fee Tables above.


ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 9th or later contract anniversary following the effective date of your Income Protector participation.


The contract anniversary of or prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, We apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:


     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed


At the time you elect to begin receiving income payments, We will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM


If you elect to participate in the Income Protector program We charge an annual fee, as follows:


           OPTION             FEE* AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%


 * See Fee Tables above.


We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary.


Additionally, if you fully surrender your contract prior to your contract anniversary, We will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.


You may wish to consult your tax advisor for information concerning your particular circumstances. If you elect Capital Protector, you may not elect to participate in the Income Protector program.


The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.

TAXES
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NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC);or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and We do not guarantee the accuracy of Our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to Our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not AIG SunAmerica Life Assurance Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments.

This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


PERFORMANCE
--------------------------------------------------------------------------------


From time to time, We will advertise the performance of the Variable Portfolios. We advertise the Money Market Fund's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. Any such performance results are based on historical earnings and are not intended to indicate future performance.



We may show performance of each Variable Portfolios in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").


Please see the Statement of Additional Information, available upon request, for more information regarding the methods used to calculate performance data.


AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), Fitch Ratings ("Fitch's") and A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.


OTHER INFORMATION
--------------------------------------------------------------------------------


AIG SUNAMERICA LIFE



AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.



AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.


THE SEPARATE ACCOUNT


AIG SunAmerica Life originally established a separate account, Variable Separate Account (the "Separate Account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.



THE GENERAL ACCOUNT



Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


DISTRIBUTION OF THE CONTRACT


Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 6.00% of your Purchase Payments. We may also pay an annual trail commission of up to 0.25%, payable quarterly starting as early as the second contract year. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.



From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers, which may or may not be affiliated broker-dealers, and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by Us. Promotional incentives may change at any time.



WM Funds Distributor, 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, distributes the contracts. WM Funds Distributor is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.


No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION


We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, We send confirmations immediately.



During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact Our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, nor are they material with respect to the Separate Account.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the audited financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002 are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


TABLE OF CONTENTS OF

STATEMENT OF ADDITIONAL INFORMATION
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Separate Account............................................    2
General Account.............................................    2
Performance Data............................................    3
Income Payments.............................................    9
Annuity Unit Values.........................................    9
Variable Annuity Payments...................................   11
Taxes.......................................................   11
Distribution of Contracts...................................   16
Financial Statements........................................   16

APPENDIX A - MARKET VALUE ADJUSTMENT

--------------------------------------------------------------------------------


The information in this Appendix applies only if you take money out of a FAGP with a duration longer than 1 year before the end of the guarantee period.



We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If We are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.



Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.



The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                            [(1+I/(1+J+L)](N/12) - 1



where:



              I is the interest rate you are earning on the money invested in the FAGP;



              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;



              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and



              L is 0.005 (some states require a different value; see your Contract).



We do not assess a MVA against withdrawals from a FAGP under the following circumstances:



     - If a withdrawal is made within 30 days after the end of a guarantee period;



     - If a withdrawal is made to pay contract fees and charges;



     - To pay a death benefit; and



     - Upon beginning an income option, if occurring on the Latest Annuity Date.



EXAMPLES OF THE MVA



    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or Surrender
                    Charges applicable under your contract.



The examples below assume the following:



     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;



     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);



     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and



     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.



The MVA factor is



                               = [(1+I/(1+J+0.005)](N/12) - 1


                               = [(1.05)/(1.04+0.005)](18/12) - 1


                               = (1.004785)(1.5) - 1


                               = 1.007186 - 1


                               = +0.007186



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                         $4,000 X (+0.007186) = +$28.74



$28.74 represents the positive MVA that would be added to the withdrawal.



NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.



The MVA factor is



                               = [(1+I)/(1+J+0.005)](N/12) - 1


                               = [(1.05)/(1.06+0.005)](18/12) - 1


                               = (0.985915)(1.5) - 1


                               = 0.978948 - 1


                               = -0.021052



The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:



                        $4,000 X (-0.021052) = - $84.21



$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.



POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is



                               = [(1+I)/(I+J+0.005)](N/12) - 1


                               = [(1.05)/(1.04+0.005)](18/12) - 1


                               = (1.004785)(1.5) - 1


                               = 1.007186 - 1


                               = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:



                         $3,760 X (+0.007186) = +$27.02



$27.02 represents the positive MVA that would be added to the withdrawal.



NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES



Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.



The MVA factor is



                               = [(1+I)/(I+J+0.005)](N/12) - 1


                               = [(1.05)/(1.06+0.005)](18/12) - 1


                               = (0.985915)(1.5) - 1


                               = 0.978948 - 1


                               = -0.021052



The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:



                        $3,760 X (- 0.021052) = -$79.16



$79.16 represents the negative MVA that would be deducted from the withdrawal.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------


The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH


If the Standard Death Benefit is applicable upon the Continuing Spouse's death We will pay the beneficiary the greater of:


     1. Continuation Net Purchase Payments compounded at a 3% annual growth rate until the earlier of Continuing Spouses age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.


     2.  The contract value at the time We receive satisfactory proof of death.


ENHANCED DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH


If the Enhanced Death Benefit is applicable upon the Continuing Spouse's death, We will pay the Beneficiary the applicable death benefit under Option 1 or Option 2.


OPTION 1 - 5% ACCUMULATION:

The death benefit is the greater of:


     a. The contract value on the date We receive satisfactory proof of the Continuing Spouse's death; or


     b. Net Purchase Payments made from the original contract issue date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the [5%] Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from the Enhanced Death Benefit.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

If the continuing Spouse is younger than age 90 at the time of death, the death benefit is the greatest of:

     a.  Continuation Net Purchase Payments; or


     b. The contract value at the time We receive satisfactory proof of the Continuing Spouse's death; or


     c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.


If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time We receive satisfactory proof of death.


EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:


If the original owner's Earnings Advantage remained in effect upon continuation, the Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected the feature and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.


The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
 CONTACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of Earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of Earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of Earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH ANNIVERSARY FOLLOWING THE CONTINUATION DATE MUST REMAIN IN THE CONTRACT FOR AT LAST 6 FULL MONTHS TO BE INCLUDED AS PART OF THE NET PURCHASE PAYMENTS FOR THE PURPOSE OF THE MAXIMUM EARNINGS ADVANTAGE PERCENTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage Amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:


This table assumes a $100,000 initial investment in a Non-Qualified contract with no further premiums, no withdrawals and no premium taxes; and the election of the optional Base Income Protector at contract issue.


-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        9              10             11             15             19             20
       ARE...              1-8          (AGE 69)       (AGE 70)       (AGE 71)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,480          6,672          6,864          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,700          5,880          6,060          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           4,920          5,028          5,136          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain


The Income Protector may not be available in your state. Please consult your financial advisor for information regarding availability of this program in your state.

APPENDIX D

--------------------------------------------------------------------------------


WM DIVERSIFIED STRATEGIES -- CONDENSED FINANCIAL INFORMATION



                                                               Fiscal Year               Fiscal Year
                    ANCHOR SERIES TRUST:                        12/31/01                  12/31/02
----------------------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $35.378           (a)     $33.835
                                                                   (b)     $35.378           (b)     $33.791
        Ending AUV..........................................       (a)     $33.835           (a)     $25.756
                                                                   (b)     $33.791           (b)     $25.621
        Ending Number of AUs................................       (a)     4,781             (a)     22,572
                                                                   (b)     3,896             (b)     15,556
----------------------------------------------------------------------------------------------------------------



                  SUNAMERICA SERIES TRUST:                        12/31/01          12/31/02
------------------------------------------------------------------------------------------------
  Alliance Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $32.786       (a) $32.676
                                                               (b) $32.786       (b) $32.649
        Ending AUV..........................................   (a) $32.676       (a) $22.108
                                                               (b) $32.649       (b) $22.000
        Ending Number of AUs................................   (a) 735           (a) 7,147
                                                               (b) 1,409         (b) 8,861
------------------------------------------------------------------------------------------------
  Davis Venture Value Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $27.129       (a) $26.286
                                                               (b) $27.129       (b) $26.197
        Ending AUV..........................................   (a) $26.286       (a) $21.550
                                                               (b) $26.197       (b) $21.391
        Ending Number of AUs................................   (a) 2,529         (a) 28,675
                                                               (b) 2,600         (b) 10,380
------------------------------------------------------------------------------------------------
  Global Equities Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $17.986       (a) $17.516
                                                               (b) $17.986       (b) $17.542
        Ending AUV..........................................   (a) $17.516       (a) $12.616
                                                               (b) $17.542       (b) $12.577
        Ending Number of AUs................................   (a) 1,341         (a) 9,707
                                                               (b) 19            (b) 3,172
------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $15.227       (a) $13.438
                                                               (b) $15.227       (b) $13.422
        Ending AUV..........................................   (a) $13.438       (a) $6.992
                                                               (b) $13.422       (b) $6.953
        Ending Number of AUs................................   (a) 7,564         (a) 38,564
                                                               (b) 4,846         (b) 48,552
------------------------------------------------------------------------------------------------
  Technology Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................   (a) $4.018        (a) $3.453
                                                               (b) $4.018        (b) $3.459
        Ending AUV..........................................   (a) $3.453        (a) $1.720
                                                               (b) $3.459        (b) $1.718
        Ending Number of AUs................................   (a) 19,075        (a) 72,091
                                                               (b) 1,501         (b) 20,382
------------------------------------------------------------------------------------------------


            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

                                                               Fiscal Year               Fiscal Year
                     WM VARIABLE TRUST:                         12/31/01                  12/31/02
----------------------------------------------------------------------------------------------------------------

  Balanced Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $7.576            (a)     $7.544
                                                                   (b)     $7.576            (b)     $7.531
        Ending AUV..........................................       (a)     $7.544            (a)     $6.786
                                                                   (b)     $7.531            (b)     $6.748
        Ending Number of AUs................................       (a)     393,878           (a)     3,452,275
                                                                   (b)     425,063           (b)     1,966,925
----------------------------------------------------------------------------------------------------------------

  Conservative Balanced Portfolio (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.514            (a)     $5.543
                                                                   (b)     $5.514            (b)     $5.539
        Ending AUV..........................................       (a)     $5.543            (a)     $5.343
                                                                   (b)     $5.539            (b)     $5.318
        Ending Number of AUs................................       (a)     99,398            (a)     578,767
                                                                   (b)     23,679            (b)     212,458
----------------------------------------------------------------------------------------------------------------
  Conservative Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.163            (a)     $7.966
                                                                   (b)     $8.163            (b)     $7.957
        Ending AUV..........................................       (a)     $7.966            (a)     $6.637
                                                                   (b)     $7.957            (b)     $6.604
        Ending Number of AUs................................       (a)     217,903           (a)     1,574,812
                                                                   (b)     180,433           (b)     1,071,253
----------------------------------------------------------------------------------------------------------------
  Equity Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.289            (a)     $6.393
                                                                   (b)     $6.289            (b)     $6.381
        Ending AUV..........................................       (a)     $6.393            (a)     $5.516
                                                                   (b)     $6.381            (b)     $5.484
        Ending Number of AUs................................       (a)     109,250           (a)     1,067,980
                                                                   (b)     58,313            (b)     380,505
----------------------------------------------------------------------------------------------------------------
  Flexible Income Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.404            (a)     $6.530
                                                                   (b)     $6.404            (b)     $6.513
        Ending AUV..........................................       (a)     $6.530            (a)     $6.578
                                                                   (b)     $6.513            (b)     $6.534
        Ending Number of AUs................................       (a)     186,817           (a)     1,143,068
                                                                   (b)     121,877           (b)     494,722
----------------------------------------------------------------------------------------------------------------
  Growth & Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.374            (a)     $6.044
                                                                   (b)     $6.374            (b)     $6.035
        Ending AUV..........................................       (a)     $6.044            (a)     $4.699
                                                                   (b)     $6.035            (b)     $4.674
        Ending Number of AUs................................       (a)     83,275            (a)     357,413
                                                                   (b)     57,082            (b)     188,611
----------------------------------------------------------------------------------------------------------------
  Growth Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.096            (a)     $7.147
                                                                   (b)     $8.096            (b)     $7.131
        Ending AUV..........................................       (a)     $7.147            (a)     $4.862
                                                                   (b)     $7.131            (b)     $4.832
        Ending Number of AUs................................       (a)     27,301            (a)     119,082
                                                                   (b)     5,665             (b)     38,297
----------------------------------------------------------------------------------------------------------------
  Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.506            (a)     $5.725
                                                                   (b)     $5.506            (b)     $5.714
        Ending AUV..........................................       (a)     $5.725            (a)     $6.189
                                                                   (b)     $5.714            (b)     $6.152
        Ending Number of AUs................................       (a)     72,090            (a)     508,450
                                                                   (b)     46,356            (b)     224,362
----------------------------------------------------------------------------------------------------------------
  International Growth Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $4.693            (a)     $4.550
                                                                   (b)     $4.693            (b)     $4.569
        Ending AUV..........................................       (a)     $4.550            (a)     $3.782
                                                                   (b)     $4.569            (b)     $3.784
        Ending Number of AUs................................       (a)     909               (a)     10,524
                                                                   (b)     175               (b)     9,073
----------------------------------------------------------------------------------------------------------------


            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

                                                               Fiscal Year               Fiscal Year
                     WM VARIABLE TRUST:                         12/31/01                  12/31/02
----------------------------------------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $6.488            (a)     $6.675
                                                                   (b)     $6.488            (b)     $6.668
        Ending AUV..........................................       (a)     $6.675            (a)     $5.901
                                                                   (b)     $6.668            (b)     $5.872
        Ending Number of AUs................................       (a)     27,209            (a)     142,437
                                                                   (b)     22,411            (b)     79,108
----------------------------------------------------------------------------------------------------------------
  Money Market Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.756            (a)     $5.795
                                                                   (b)     $5.756            (b)     $5.764
        Ending AUV..........................................       (a)     $5.795            (a)     $5.794
                                                                   (b)     $5.764            (b)     $5.739
        Ending Number of AUs................................       (a)     46,507            (a)     569,371
                                                                   (b)     10,619            (b)     49,257
----------------------------------------------------------------------------------------------------------------
  Short Term Income Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.728            (a)     $5.909
                                                                   (b)     $5.728            (b)     $5.895
        Ending AUV..........................................       (a)     $5.909            (a)     $6.192
                                                                   (b)     $5.895            (b)     $6.153
        Ending Number of AUs................................       (a)     4,605             (a)     170,505
                                                                   (b)     11,940            (b)     125,668
----------------------------------------------------------------------------------------------------------------
  Small Cap Stock Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $8.272            (a)     $7.425
                                                                   (b)     $8.272            (b)     $7.422
        Ending AUV..........................................       (a)     $7.425            (a)     $3.870
                                                                   (b)     $7.422            (b)     $3.853
        Ending Number of AUs................................       (a)     14,716            (a)     85,682
                                                                   (b)     3,471             (b)     32,891
----------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $9.190            (a)     $8.800
                                                                   (b)     $9.190            (b)     $8.800
        Ending AUV..........................................       (a)     $8.800            (a)     $6.898
                                                                   (b)     $8.800            (b)     $6.870
        Ending Number of AUs................................       (a)     43,009            (a)     294,264
                                                                   (b)     27,642            (b)     129,261
----------------------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund (Inception
    Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $5.671            (a)     $5.847
                                                                   (b)     $5.671            (b)     $5.843
        Ending AUV..........................................       (a)     $5.847            (a)     $6.278
                                                                   (b)     $5.843            (b)     $6.248
        Ending Number of AUs................................       (a)     123,734           (a)     1,428,375
                                                                   (b)     74,564            (b)     446,911
----------------------------------------------------------------------------------------------------------------
  West Coast Equity Fund (Inception Date -- 07/09/01)
        Beginning AUV.......................................       (a)     $9.446            (a)     $8.858
                                                                   (b)     $9.446            (b)     $8.844
        Ending AUV..........................................       (a)     $8.858            (a)     $6.766
                                                                   (b)     $8.844            (b)     $6.728
        Ending Number of AUs................................       (a)     29,204            (a)     465,406
                                                                   (b)     36,362            (b)     177,710
----------------------------------------------------------------------------------------------------------------


            AUV -- Accumulation Unit Value
            AU -- Accumulation Units
            (a) Reflects AUV/AU without election of EstatePlus
            (b) Reflects AUV/AU with election of EstatePlus

Please forward a copy (without charge) of the WM Diversified Strategies Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: -------------------------  Signed: -------------------------


Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

                   FIXED AND VARIABLE GROUP DEFERRED CONTRACTS

                                    ISSUED BY

                            VARIABLE SEPARATE ACCOUNT

                            WM DIVERSIFIED STRATEGIES


                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2003, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:



         AIG SunAmerica Life Assurance Company
         Annuity Service Center
         P.O. Box 54299
         Los Angeles, California 90054-0299



     The date of this Statement of Additional Information is May 1, 2003



Please note that Anchor National Life Insurance Company changed its name to AIG SunAmerica Life Assurance Company, effective March 1, 2003. This is a name change only and does not affect the substance of any contract.


                                TABLE OF CONTENTS

                                                                           PAGE



Separate Account.............................................................2
General Account..............................................................2
Performance Data.............................................................3
Income Payments..............................................................9
Annuity Unit Values..........................................................9
Variable Annuity Payments...................................................11
Taxes.......................................................................11
Distribution of Contracts...................................................16
Financial Statements........................................................16

                                SEPARATE ACCOUNT


AIG SunAmerica Life Assurance Company ("the Company") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.


The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.


The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the Underlying Funds. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.



The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.


Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT


The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to available fixed investment options and/or available DCA fixed account(s) in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.


The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

From time to time, the separate account may advertise the Money Market Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance charge) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

MONEY MARKET FUND


Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993. The annualized current yield and effective yield for the Money Market Fund for the seven day period ended December 31, 2002, were as follows:



                     Current Yield             Effective Yield
                     -------------             ---------------
                        -0.35%                    -0.35%


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMC)/(SV)

      where:

      SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

      CMC = an allocated portion of the $35 annual Contract Maintenance Charge, prorated for 7 days



The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Charge (CMC) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the charge is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.


The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)


The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


             Effective Yield = [(Base Period Return + 1)(365/7) - 1]

The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Variable Portfolios of the separate account compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

      P(1+T)(n) = ERV

      where:

      P = a hypothetical initial payment of $1,000
      T = average annual total return
      n = number of years

      ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

Standardized performance for the Variable Portfolios available in this contract reflect total returns using the seven year surrender charge schedule.


We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. For periods starting prior to the date the Variable Portfolios first became available through the separate account, the total return data for the Variable Portfolios of the separate account will be derived from the corresponding Underlying Funds of the Anchor Series Trust, SunAmerica Series Trust and WM Variable Trust modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund. In some cases, a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was included in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on Underlying Funds' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date of the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


The rates of return do not reflect election of optional features. As a fee is charged for these optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                            WM DIVERSIFIED STRATEGIES
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                            (RETURNS WITH REDEMPTION)


                                             INCLUSION                                          SINCE
VARIABLE PORTFOLIO                            DATE(1)       1 YEAR     5 YEARS    10 YEARS    INCLUSION
------------------                          ------------    ------     -------    --------    ---------

ANCHOR SERIES TRUST
CAPITAL APPRECIATION                          02/12/93      -31.02%      2.72%       N/A          9.98%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                               02/09/93      -39.46%     -3.18%       N/A          8.27%
DAVIS VENTURE VALUE                           10/28/94      -25.17%     -1.11%       N/A          9.78%
GLOBAL EQUITIES                               02/09/93      -35.04%     -6.98%       N/A          2.28%
MFS MID-CAP GROWTH                            04/01/99      -55.02%       N/A        N/A        -10.96%
TECHNOLOGY                                    07/05/00      -57.27%       N/A        N/A        -58.78%

WM VARIABLE TRUST
BALANCED PORTFOLIO                            07/09/01      -17.07%       N/A        N/A        -11.47%
CONSERVATIVE BALANCED PORTFOLIO               07/09/01      -10.65%       N/A        N/A         -6.30%
CONSERVATIVE GROWTH PORTFOLIO                 07/09/01      -23.72%       N/A        N/A        -17.51%
EQUITY INCOME FUND                            07/09/01      -20.82%       N/A        N/A        -12.86%
FLEXIBLE INCOME PORTFOLIO                     07/09/01       -6.31%       N/A        N/A         -2.28%
GROWTH FUND                                   07/09/01      -39.18%       N/A        N/A        -34.23%
GROWTH & INCOME FUND                          07/09/01      -29.40%       N/A        N/A        -23.30%
INCOME FUND                                   07/09/01        1.01%       N/A        N/A          4.22%
INTERNATIONAL GROWTH FUND                     07/09/01      -23.94%       N/A        N/A        -18.06%
MID CAP STOCK FUND                            07/09/01      -18.81%       N/A        N/A        -10.61%
SHORT TERM INCOME FUND                        07/09/01       -2.30%       N/A        N/A          1.32%
SMALL CAP STOCK FUND                          07/09/01      -55.17%       N/A        N/A        -45.76%
STRATEGIC GROWTH PORTFOLIO                    07/09/01      -28.68%       N/A        N/A        -22.22%
U.S. GOVERNMENT SECURITIES PORTFOLIO          07/09/01        0.31%       N/A        N/A          3.09%
WEST COAST EQUITY FUND                        07/09/01      -30.77%       N/A        N/A        -24.92%



(1) This represents the date the Variable Portfolio became available in the separate account. Returns for periods of less than one year are not annualized.

                            WM DIVERSIFIED STRATEGIES
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                        PERIODS ENDING DECEMBER 31, 2002
                          (RETURNS WITHOUT REDEMPTION)




                                             INCLUSION                                           SINCE
VARIABLE PORTFOLIO                            DATE(1)        1 YEAR    5 YEARS    10 YEARS    INCLUSION
------------------                          ------------     ------    -------    --------    ---------

ANCHOR SERIES TRUST
CAPITAL APPRECIATION                          02/12/93      -24.02%      3.43%       N/A          9.98%

SUNAMERICA SERIES TRUST

ALLIANCE GROWTH                               02/09/93      -32.46%     -2.29%       N/A          8.27%
DAVIS VENTURE VALUE                           10/28/94      -18.17%     -0.28%       N/A          9.78%
GLOBAL EQUITIES                               02/09/93      -28.04%     -5.94%       N/A          2.28%
MFS MID-CAP GROWTH                            04/01/99      -48.02%       N/A        N/A         -9.17%
TECHNOLOGY                                    07/05/00      -50.27%       N/A        N/A        -50.91%

WM VARIABLE TRUST
BALANCED PORTFOLIO                            07/09/01      -10.07%       N/A        N/A         -7.21%
CONSERVATIVE BALANCED PORTFOLIO               07/09/01       -3.65%       N/A        N/A         -2.15%
CONSERVATIVE GROWTH PORTFOLIO                 07/09/01      -16.72%       N/A        N/A        -13.11%
EQUITY INCOME FUND                            07/09/01      -13.82%       N/A        N/A         -8.58%
FLEXIBLE INCOME PORTFOLIO                     07/09/01        0.69%       N/A        N/A          1.78%
GROWTH FUND                                   07/09/01      -32.18%       N/A        N/A        -29.36%
GROWTH & INCOME FUND                          07/09/01      -22.40%       N/A        N/A        -18.75%
INCOME FUND                                   07/09/01        8.01%       N/A        N/A          8.16%
INTERNATIONAL GROWTH FUND                     07/09/01      -16.94%       N/A        N/A        -13.65%
MID CAP STOCK FUND                            07/09/01      -11.81%       N/A        N/A         -6.37%
SHORT TERM INCOME FUND                        07/09/01        4.70%       N/A        N/A          5.32%
SMALL CAP STOCK FUND                          07/09/01      -48.17%       N/A        N/A        -40.44%
STRATEGIC GROWTH PORTFOLIO                    07/09/01      -21.68%       N/A        N/A        -17.71%
U.S. GOVERNMENT SECURITIES PORTFOLIO          07/09/01        7.31%       N/A        N/A          7.06%
WEST COAST EQUITY FUND                        07/09/01      -23.77%       N/A        N/A        -20.34%



(1) This represents the date the Variable Portfolio became available in the separate account. Returns for periods less than one year are not annualized.

                            WM DIVERSIFIED STRATEGIES
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURNS (IN PERCENT) FOR
                         PERIODS ENDED DECEMBER 31, 2002
             (RETURNS WITH REDEMPTION AND WITHOUT (W/O) REDEMPTION)


                                                                                                                       SINCE
                                       INCEPTION          1 YEAR               5 YEARS            10 YEARS           INCEPTION
VARIABLE PORTFOLIO                       DATE         --------------       --------------      --------------      --------------
                                          (1)         WITH       W/O       WITH       W/O      WITH       W/O      WITH       W/O
                                       ---------      ----       ---       ----       ---      ----       ---      ----       ---

ANCHOR SERIES TRUST
CAPITAL APPRECIATION                    03/23/87    -31.02%    -24.02%     2.72%     3.43%    10.37%    10.37%    10.75%     10.75%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                         02/09/93    -39.46%    -32.46%    -3.18%    -2.29%      N/A       N/A      8.27%      8.27%
DAVIS VENTURE VALUE                     10/28/94    -25.17%    -18.17%    -1.11%    -0.28%      N/A       N/A      9.78%      9.78%
GLOBAL EQUITIES                         02/09/93    -35.04%    -28.04%    -6.98%    -5.94%      N/A       N/A      2.28%      2.28%
MFS MID-CAP GROWTH                      04/01/99    -55.02%    -48.02%      N/A       N/A       N/A       N/A    -10.96%     -9.17%
TECHNOLOGY                              07/05/00    -57.27%    -50.27%      N/A       N/A       N/A       N/A    -58.78%    -50.91%

WM VARIABLE TRUST
BALANCED PORTFOLIO                      06/03/97    -17.07%    -10.07%     4.37%     5.04%      N/A       N/A      4.78%      5.21%
CONSERVATIVE BALANCED PORTFOLIO         04/23/98    -10.65%     -3.65%      N/A       N/A       N/A       N/A      0.07%      0.91%
CONSERVATIVE GROWTH PORTFOLIO           06/03/97    -23.72%    -16.72%     3.65%     4.33%      N/A       N/A      4.17%      4.61%
EQUITY INCOME FUND                      04/28/98    -20.82%    -13.82%      N/A       N/A       N/A       N/A      1.08%      1.89%
FLEXIBLE INCOME PORTFOLIO               09/09/97     -6.31%      0.69%     4.40%     5.07%      N/A       N/A      4.67%      5.13%
GROWTH FUND                             05/07/93    -39.18%    -32.18%     1.41%     2.15%      N/A       N/A      8.15%      8.15%
GROWTH & INCOME FUND                    01/12/94    -29.40%    -22.40%    -0.44%     0.36%      N/A       N/A      7.83%      7.83%
INCOME FUND                             05/07/93      1.01%      8.01%     4.39%     5.05%      N/A       N/A      5.16%      5.16%
INTERNATIONAL GROWTH FUND               05/07/93    -23.94%    -16.94%    -4.64%    -3.69%      N/A       N/A      0.12%      0.12%
MID CAP STOCK FUND                      05/01/00    -18.81%    -11.81%      N/A       N/A       N/A       N/A      2.67%      4.79%
SHORT TERM INCOME FUND                  01/12/94     -2.30%     4.70%      3.97%     4.65%      N/A       N/A      3.82%      3.82%
SMALL CAP STOCK FUND                    01/12/94    -55.17%    -48.17%    -7.79%    -6.71%      N/A       N/A      1.50%      1.50%
STRATEGIC GROWTH PORTFOLIO              06/03/97    -28.68%    -21.68%     3.84%     4.52%      N/A       N/A      4.72%      5.15%
U.S. GOVERNMENT SECURITIES PORTFOLIO    05/06/93      0.31%      7.31%     4.55%     5.21%      N/A       N/A      4.77%      4.77%
WEST COAST EQUITY FUND                  04/28/98    -30.77%    -23.77%      N/A       N/A       N/A       N/A      4.39%      5.11%



(1) This represents the inception date of the individual Underlying Funds or portfolios. Returns for periods less than one year are not annualized.

                                 INCOME PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

                               ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

(b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                              NIF = ($11.46/$11.44)
                                  = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

                 1/[(1.035) to the power of (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are decreased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.



For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.



The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.


Withholding Tax on Distributions


The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.



An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a), 403(a) or, if from a plan of a governmental employer, 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.



Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.


Diversification -- Separate Account Investments


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.



The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


Non-Natural Owners


Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


Multiple Contracts


The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.


Tax Treatment of Assignments of Qualified Contracts


Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)


Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract


If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


Trustee to Trustee Transfers of Qualified Contracts


The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies;
(4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.


Partial 1035 Exchanges


Section 1035 of the Code provides that a Nonqualified annuity contract may be exchanged in a tax-free transaction for another Nonqualified annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced with the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. The IRS recently ruled that the transfer of a nonqualified annuity contract into a pre-existing annuity contract also qualifies as a tax-free exchange under IRC section 1035. Prior to this ruling, it was at best uncertain whether annuity owners could exchange an annuity contract tax-free into an existing contract, even though it appeared to be possible to effectively achieve the same result by exchanging two existing contracts into a single new contract. However, it is uncertain what effect this ruling will have, if any, on the issue of partial exchanges. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

Qualified Plans


The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.



Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.



Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.



(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"



Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.



One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2003 is $12,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $2,000 in 2003 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions may not exceed the lessor of $40,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2003 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2002 and 2003. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(d) Roth IRAs



Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans



Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(f) Deferred Compensation Plans - Section 457(b)



Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.



Economic Growth and Tax Relief Reconciliation Act of 2001



For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.


                            DISTRIBUTION OF CONTRACTS

The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the audited financial statements of Variable Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
                                                               Number(s)
                                                               ---------
Report of Independent Accountants                                 F-2

Consolidated Balance Sheet - December 31, 2002 and
December 31, 2001                                             F-3 to F-4

Consolidated Statement of Income and Comprehensive
Income - Years Ended December 31, 2002, 2001 and 2000         F-5 to F-6

Consolidated Statement of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                              F-7 to F-8

Notes to Consolidated Financial Statements                    F-9 to F-39

Report of Independent Accountants

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
February 11, 2003

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
ASSETS

Investments and cash:
  Cash and short-term investments            $    65,872     $   200,064
  Bonds, notes and redeemable
    preferred stocks available for sale,
    at fair value (amortized cost:
    December 31, 2002, $5,492,677;
    December 31, 2001, $4,607,901)             5,528,569       4,545,075
  Mortgage loans                                 738,601         692,392
  Policy loans                                   215,846         226,961
  Separate account seed money                     25,366          50,560
  Common stocks available for sale, at
    fair value (cost: December 31, 2002,
    $4,111; December 31, 2001, $1,288)             2,609             861
  Partnerships                                     8,766         451,583
  Real estate                                     22,315          20,091
  Other invested assets                          585,760         563,739
                                             -----------     -----------
  Total investments and cash                   7,193,704       6,751,326

Variable annuity assets held in separate
  accounts                                    14,758,642      18,526,413
Accrued investment income                         75,326          65,272
Deferred acquisition costs                     1,364,748       1,419,498
Income taxes currently receivable from
  Parent                                         100,123          61,435
Due from affiliates                               26,304           3,999
Goodwill                                           4,603          20,150
Other assets                                      15,382          92,012
                                             -----------     -----------
TOTAL ASSETS                                 $23,538,832     $26,940,105
                                             ===========     ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)


                                             December 31,    December 31,
                                                 2002            2001
                                             -----------     -----------
                                                    (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts       $ 4,285,098     $ 3,498,917
  Reserves for universal life insurance
    contracts                                  1,676,073       1,738,493
  Reserves for guaranteed investment
    contracts                                    359,561         483,861
  Securities loaned under collateral
    agreements                                   585,760         541,899
  Modified coinsurance deposit liability          31,393          61,675
  Payable to brokers                               8,529           4,479
  Other liabilities                              160,265         220,588
                                             -----------     -----------
Total reserves, payables and accrued
liabilities                                    7,106,679       6,549,912
                                             -----------     -----------
Variable annuity liabilities related to
  separate accounts                           14,758,642      18,526,413
                                             -----------     -----------
Subordinated notes payable to affiliates             ---          58,814
                                             -----------     -----------
Deferred income taxes                            351,872         210,970
                                             -----------     -----------
Shareholder's equity:
  Common stock                                     3,511           3,511
  Additional paid-in capital                   1,125,753         925,753
  Retained earnings                              175,871         694,004
  Accumulated other comprehensive income
    (loss)                                        16,504         (29,272)
                                             -----------     -----------
  Total shareholder's equity                   1,321,639       1,593,996
                                             -----------     -----------
TOTAL LIABILITIES AND SHAREHOLDER'S
  EQUITY                                     $23,538,832     $26,940,105
                                             ===========     ===========










           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                    Years Ended December 31,
                                              ------------------------------------
                                                 2002         2001         2000
                                              ---------    ---------    ----------
                                                         (in thousands)
Investment income                             $ 390,086    $ 375,213    $  399,355
                                              ---------    ---------    ----------
Interest expense on:
  Fixed annuity contracts                      (142,973)    (133,647)     (140,322)
  Universal life insurance contracts            (80,021)     (81,773)      (86,263)
  Guaranteed investment contracts               (11,267)     (25,079)      (34,124)
  Securities lending agreements                 (12,530)        (945)          ---
  Subordinated notes payable to affiliates          ---       (4,475)       (4,144)
                                              ---------    ---------    ----------
  Total interest expense                       (246,791)    (245,919)     (264,853)
                                              ---------    ---------    ----------
NET INVESTMENT INCOME                           143,295      129,294       134,502
                                              ---------    ---------    ----------
NET REALIZED INVESTMENT LOSSES                  (65,811)     (92,711)      (15,177)
                                              ---------    ---------    ----------
Fee income:
  Variable annuity fees                         318,061      361,877       400,495
  Net retained commissions                          ---       47,572        62,202
  Asset management fees                             ---       63,529        73,922
  Universal life insurance fees, net             20,537       18,909        20,258
  Surrender charges                              32,507       24,911        20,963
  Other fees                                      3,305       14,551        12,959
                                              ---------    ---------    ----------
TOTAL FEE INCOME                                374,410      531,349       590,799
                                              ---------    ---------    ----------
GENERAL AND ADMINISTRATIVE EXPENSES            (101,839)    (149,936)     (171,013)
                                              ---------    ---------    ----------
AMORTIZATION OF DEFERRED ACQUISITION COSTS     (187,860)    (220,316)     (158,007)
                                              ---------    ---------    ----------
ANNUAL COMMISSIONS                              (58,389)     (58,278)      (56,473)
                                              ---------    ---------    ----------
GUARANTEED MINIMUM DEATH BENEFITS,
  NET OF REINSURANCE RECOVERIES                 (67,492)     (17,839)         (614)
                                              ---------    ---------    ----------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              36,314      121,563       324,017
                                              ---------    ---------    ----------
Income tax expense                               (2,063)     (20,852)     (108,445)
                                              ---------    ---------    ----------
NET INCOME BEFORE CUMULATIVE EFFECT OF
  ACCOUNTING CHANGE                              34,251      100,711       215,572
                                              ---------    ---------    ----------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
  NET OF TAX                                        ---      (10,342)          ---
                                              ---------    ---------    ----------
NET INCOME                                    $  34,251    $  90,369    $  215,572
                                              ---------    ---------    ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)


                                                     Years Ended December 31,
                                               -----------------------------------
                                                 2002          2001        2000
                                               ---------    ---------    ---------
                                                         (in thousands)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on debt
    and equity securities available for sale
    identified in the current period
    (net of income tax expense of $7,125,
    income tax benefit of $3,646 and income
    tax expense of $20,444 for 2002, 2001
    and 2000, respectively)                    $  13,233    $  (6,772)   $  37,968

  Less reclassification adjustment for
    net realized losses included in net
    income (net of income tax benefit of
    $18,300, $22,422 and $4,848 for 2002,
    2001 and 2000, respectively)                  33,985       41,640        9,003

  CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
    NET OF TAX                                        --        1,389           --

  Net change related to cash flow hedges
    (net of income tax benefit of $776
    for 2002 and income tax expense of
    $28 for 2001)                                 (1,442)          53           --
                                               ---------    ---------    ---------

OTHER COMPREHENSIVE INCOME                        45,776       36,310       46,971
                                               ---------    ---------    ---------

COMPREHENSIVE INCOME                           $  80,027    $ 126,679    $ 262,543
                                               =========    =========    =========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              Years Ended December 31,
                                                      -----------------------------------------
                                                         2002            2001           2000
                                                      -----------   ------------    -----------
                                                                   (in thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                            $    34,251    $    90,369    $   215,572
Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cumulative effect of accounting change,
  net of tax                                                   --         10,342             --
  Interest credited to:
    Fixed annuity contracts                               142,973        133,647        140,322
    Universal life insurance contracts                     80,021         81,773         86,263
    Guaranteed investment contracts                        11,267         25,079         34,124
  Net realized investment losses                           65,811         92,711         15,177
  (Accretion) amortization of net
    (discounts) premiums on investments                    (1,295)         4,554         (2,198)
  Universal life insurance fees, net                      (20,537)       (18,909)       (20,258)
  Amortization of goodwill                                     --          1,452          1,455
  Amortization of deferred acquisition costs              187,860        220,316        158,007
  Acquisition costs deferred                             (256,538)      (359,158)      (362,084)
  Provision for deferred income taxes                     128,748        126,010        114,127
  Change in:
    Accrued investment income                             (10,099)        (7,717)         3,029
    Other assets                                            2,433         15,042        (16,628)
    Income taxes currently receivable from/
      payable to Parent                                   (50,471)           106        (84,482)
    Due from/to affiliates                                 16,153        (68,844)        27,763
    Other liabilities                                       5,167          9,697        (40,283)
  Other, net                                               40,518         40,125         43,376
                                                      -----------   ------------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                 376,262        396,595        313,282
                                                      -----------   ------------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks         (2,403,362)    (2,178,830)      (881,647)

  Mortgage loans                                         (128,764)       (70,295)      (144,303)
  Other investments, excluding short-term
    investments                                           (65,184)       (27,413)       (66,722)
Sales of:
  Bonds, notes and redeemable preferred stocks            849,022      1,087,090        468,221
  Other investments, excluding short-term
    investments                                               825          3,527         60,538
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks            615,798        549,638        429,347
  Mortgage loans                                           82,825         63,960        136,277
  Other investments, excluding short-term
    investments                                           114,347         78,555        122,195
Net cash and short-term investments
  transferred to affiliates in assumption
  reinsurance transaction relating to MBL
  Life Assurance Corporation                                   --             --         (3,314)
                                                      -----------   ------------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES   $  (934,493)   $  (493,768)   $   120,592
                                                      -----------   ------------    -----------




           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                   2002            2001           2000
                                                -----------    -----------    -----------
                                                              (in thousands)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                       $ 1,731,597    $ 2,280,498    $ 1,764,600
  Universal life insurance contracts                 49,402         52,469         58,738
  Guaranteed investment contracts                        --         40,000        350,000
Net exchanges from the fixed accounts
  of variable annuity contracts                    (503,221)    (1,368,527)    (1,994,710)
Withdrawal payments on:
  Fixed annuity contracts                          (529,466)      (315,794)      (320,778)
  Universal life insurance contracts                (68,444)       (55,361)      (145,067)
  Guaranteed investment contracts                  (135,084)      (191,919)       (78,312)
Claims and annuity payments on:
  Fixed annuity contracts                           (98,570)       (52,685)      (114,761)
  Universal life insurance contracts               (100,995)      (146,998)      (118,302)
Net receipts from (repayments of)
  other short-term financings                        (8,025)        15,920        (33,689)
Net payment related to a modified
  coinsurance transaction                           (30,282)       (35,972)       (43,110)
Net receipts from issuances of subordinated
  notes payable to affiliate                             --             --         17,303
Capital contribution received from Parent           200,000             --             --
Dividends paid to Parent                                 --        (94,095)       (69,000)
Net cash and short-term investments
  transferred to the Parent in distribution
  of Saamsun Holdings Corp.                         (82,873)            --             --
                                                -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN)
FINANCING ACTIVITIES                                424,039        127,536       (727,088)
                                                -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH AND
SHORT-TERM INVESTMENTS                             (134,192)        30,363       (293,214)

CASH AND SHORT-TERM INVESTMENTS
AT BEGINNING OF PERIOD                              200,064        169,701        462,915
                                                -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS
AT END OF PERIOD                                $    65,872    $   200,064    $   169,701
                                                ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                   $    12,530    $     1,725    $     1,841
                                                ===========    ===========    ===========

Net income taxes refunded by (paid to) Parent   $    76,214    $   120,504    $   (78,796)
                                                ===========    ===========    ===========



           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG SunAmerica Inc. ("SAI"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement savings and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs") directed to the institutional marketplace.

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 12). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001, compared to pretax income of $66,017,000 for the year ended December 30, 2000.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1.    NATURE OF OPERATIONS (Continued)

      exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships are carried at equity or cost depending on the equity ownership position. Real estate is carried at the lower of cost or net realizable value.

      Other invested assets consist of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities into fixed-rate instruments. At December 31, 2002, the Company has one outstanding Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $256,538,000, $359,158,000, and $362,084,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $9,000,000 at December 31, 2002 and increased $16,000,000 and at December 31, 2001, for this adjustment.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the statement of income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) and $20,150,000 (net of accumulated amortization of $19,852,000) at December 31, 2002 and 2001, respectively. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2002, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments ($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its statement of income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. The maximum liability

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      under these guarantees at December 31, 2002 is $813,000,000. These agreements are more fully described in Note 8.

3.    ACQUISITION

      On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

      As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies in which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003 to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $58,329,000 on January 1, 2000, $52,093,000 on June 30, 2001 and $48,939,000 on June 30, 2002, and
      was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2002, the remaining enhancement reserve for such payments totaled $48,595,000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                                       Estimated
                                                        Amortized           Fair
                                                             Cost          Value
                                                       ----------    -----------
                                                            (In thousands)
AT DECEMBER 31, 2002:

Securities of the United States Government             $   32,531     $   32,820
Mortgage-backed securities                              1,476,100      1,547,568
Securities of public utilities                            311,951        311,604
Corporate bonds and notes                               2,757,880      2,776,021
Redeemable preferred stocks                                21,515         21,575
Other debt securities                                     892,700        838,981
                                                       ----------    -----------
  Total                                                $5,492,677     $5,528,569
                                                       ==========    ===========

AT DECEMBER 31, 2001:

Securities of the United States Government             $   24,279     $   24,069
Mortgage-backed securities                              1,532,155      1,543,175
Securities of public utilities                            223,006        222,815
Corporate bonds and notes                               2,059,160      2,002,981
Redeemable preferred stocks                                21,515         21,515
Other debt securities                                     747,786        730,520
                                                       ----------    -----------
  Total                                                $4,607,901     $4,545,075
                                                       ==========    ===========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2002, follow:

                                                                       Estimated
                                                       Amortized            Fair
                                                            Cost           Value
                                                      ----------      ----------
                                                           (In thousands)

Due in one year or less                               $  181,967      $  180,293
Due after one year through five years                  1,763,626       1,757,157
Due after five years through ten years                 1,497,987       1,494,157
Due after ten years                                      572,997         549,395
Mortgage-backed securities                             1,476,100       1,547,567
                                                      ----------      ----------
  Total                                               $5,492,677      $5,528,569
                                                      ==========      ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                  Gross        Gross
                                             Unrealized   Unrealized
                                                  Gains       Losses
                                             ----------   ----------
                                                 (In thousands)

AT DECEMBER 31, 2002:

Securities of the United States Government   $    1,174   $     (885)
Mortgage-backed securities                       72,364         (896)
Securities of public utilities                   11,514      (11,861)
Corporate bonds and notes                       109,067      (90,926)
Redeemable preferred stocks                          60           --
Other debt securities                            10,797      (64,516)
                                             ----------   ----------
  Total                                      $  204,976   $ (169,084)
                                             ==========   ==========


AT DECEMBER 31, 2001:

Securities of the United States Government   $      105   $     (315)
Mortgage-backed securities                       16,573       (5,553)
Securities of public utilities                    1,885       (2,076)
Corporate bonds and notes                        21,540      (77,719)
Other debt securities                             6,226      (23,492)
                                             ----------   ----------
  Total                                      $   46,329   $ (109,155)
                                             ==========   ==========

      Gross unrealized gains on equity securities aggregated $76,000 at December 31, 2002 and $12,000 at December 31, 2001. Gross unrealized losses on equity securities aggregated $1,578,000 at December 31, 2002 and $439,000 at December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on sales of investments are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

BONDS, NOTES AND REDEEMABLE
  PREFERRED STOCKS:
  Realized gains                 $  26,555    $  34,026    $   9,608
  Realized losses                  (33,600)     (25,258)      (5,573)

MORTGAGE LOANS:
  Realized losses                       --           --         (276)

COMMON STOCKS:
Realized gains                          --          164          610
Realized losses                       (169)          --           --

OTHER INVESTMENTS:
Realized gains                          --           --        1,091
Realized losses                     (1,324)        (685)          --

IMPAIRMENT WRITEDOWNS              (57,273)    (100,958)     (20,637)
                                 ---------    ---------    ---------
Total net realized investment
  losses                         $ (65,811)   $ (92,711)   $ (15,177)
                                 =========    =========    =========


      The sources and related amounts of investment income (losses) are as follows:

                                       Years ended December 31,
                                 -----------------------------------
                                   2002         2001         2000
                                 ---------    ---------    ---------

                                            (In thousands)

Short-term investments           $   3,879    $   8,422    $  21,683
Bonds, notes and redeemable
  preferred stocks                 305,480      285,668      290,157
Mortgage loans                      55,417       58,262       60,608
Partnerships                         1,281       13,905        7,031
Policy loans                        18,796       18,218       20,200
Common stocks                           --            2           --
Real estate                           (276)        (272)         121
Other invested assets                7,866       (4,030)       6,668
Less: investment expenses           (2,357)      (4,962)      (7,113)
                                 ---------    ---------    ---------
Total investment income          $ 390,086    $ 375,213    $ 399,355
                                 =========    =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4     INVESTMENTS (Continued)

      At December 31, 2002, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

      At December 31, 2002, bonds, notes and redeemable preferred stocks included $331,844,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 30 industries with 23% of these assets concentrated in financial institutions and 14% concentrated in telecommunications. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 28% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2002, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $15,613,000 ($8,934,000 of bonds and $6,679,000 of mortgage loans).

      As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2002, the Company had one outstanding liability Swap Agreement with a notional principal of $33,400,000. This agreement matures in December 2024. The net interest received or paid on the Swap Agreement is included in Interest Expense in the Statement of Income and Comprehensive Income. The total net interest paid amounted to $1,543,000 for the year ended December 31, 2002, compared with net interest received of $2,599,000 for the year ended December 31, 2001 and $43,000 for the year ended December 31, 2000.

      At December 31, 2002, $9,423,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values, are as follows:

                                                      Carrying          Fair
                                                        Value           Value
                                                     -----------     -----------
                                                           (In thousands)
DECEMBER 31, 2002:

ASSETS:
      Cash and short-term investments                $    65,872     $    65,872
      Bonds, notes and redeemable preferred
        stocks                                         5,528,569       5,528,569
      Mortgage loans                                     738,601         818,022
      Policy loans                                       215,846         215,846
      Separate account seed money                         25,366          25,366
      Common stocks                                        2,609           2,609
      Partnerships                                         8,766           7,504
      Securities held under collateral                   585,760         585,760
        agreements
      Variable annuity assets held in                 14,758,642      14,758,642
        separate accounts

LIABILITIES:
      Reserves for fixed annuity contracts           $ 4,285,098     $ 4,173,950
      Reserves for guaranteed investment
        contracts                                        359,561         367,393
      Securities loaned under collateral
        agreements                                       585,760         585,760
      Variable annuity liabilities related
        to separate accounts                          14,758,642      14,758,642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                       Carrying         Fair
                                                         Value          Value
                                                      -----------    -----------
                                                            (In thousands)
DECEMBER 31, 2001:

ASSETS:

      Cash and short-term investments                 $   200,064    $   200,064
      Bonds, notes and redeemable preferred
        stocks                                          4,545,075      4,545,075
      Mortgage loans                                      692,392        732,393
      Policy loans                                        226,961        226,961
      Separate account seed money                          50,560         50,560
      Common stocks                                           861            861
      Partnerships                                          8,214          7,527
      Securities held under collateral
        agreements                                        541,899        541,899
      Variable annuity assets held in                  18,526,413     18,526,413
        separate accounts

LIABILITIES:

      Reserves for fixed annuity contracts            $ 3,498,917    $ 3,439,727
      Reserves for guaranteed investment                  483,861        490,718
        Contracts
      Securities loaned under collateral
        agreements                                        541,899        541,899
      Variable annuity liabilities related
        to separate accounts                           18,526,413     18,526,413
      Subordinated notes payable to affiliates             58,814         62,273

6.    SUBORDINATED NOTES PAYABLE TO AFFILIATES

      Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001. The notes were distributed to the Parent as part of the Saamsun distribution on January 1, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, a portion of the GMDB risk on approximately 28% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease at the time the modified coinsurance deposit liability is fully paid down, which is presently estimated to occur in early 2004. However, a substantial majority of all new contracts sold have reinsurance coverage. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB-related contractholder benefits incurred, net of related reinsurance, were $67,492,000 (net of $8,362,000 of reinsurance recoveries), $17,839,000 (net of $3,767,000 of reinsurance recoveries) and $614,000 (net of $937,000 of reinsurance recoveries) for 2002, 2001 and 2000, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB reinsurance premiums were $17,290,000, $8,200,000 and $3,689,000 for 2002, 2001, and 2000, respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2002, approximately 7% of inforce contracts include EEB coverage, with 96% of the EEB risk fully reinsured. EEB reinsurance premiums were $360,000 for 2002 and are included in general and administrative expenses in the consolidated statement of income and comprehensive income. There were no EEB reinsurance premiums in 2001 or 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    REINSURANCE (Continued)

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven or ten-year waiting period in their deferred annuity contracts. Over 90% of the contracts (calculated based on account values) with the GMIB feature guaranteed fixed lifetime annuity payments based on principal, adjusted for withdrawals, invested in the contract. The remaining contracts also offer a GMIB based on principal accumulated at 3% to 6.5% per annum. The charges for this feature vary by contract and in certain instances there is no charge for the benefit. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's GMIB risk has been reinsured as of December 31, 2002. GMIB reinsurance premiums were $4,902,000, $5,047,000 and $3,109,000 for 2002, 2001, and 2000,
      respectively, and are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2002, a total reserve credit of $3,641,000 was taken against the life insurance reserves.

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2002, the Company recorded income of $6,418,000 from this program, as compared to a cost of $6,909,000 for the year ended December 31, 2001 and a cost of $12,026,000 for the year ended December 31, 2000. These amounts are reported as a component of general and administrative expenses in the Consolidated Statement of Income and Comprehensive Income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2002 is $813,000,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $350,450,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $250,000,000 in 2004, $405,000,000 in 2005 and $158,000,000 in 2006. Management does not anticipate any material losses with respect to these commitments.

      In the ordinary course of business, the Company is obligated to purchase approximately $42,000,000 of asset backed securities as of December 31, 2002. The expiration dates of these commitments are as follows:
      $21,000,000 in 2003, $14,000,000 in 2004 and $7,000,000 in 2006.

      The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $36,437,000 as of December 31, 2002, of various mortgage-backed securities at par value in March 2006. As of December 31, 2002, the estimated fair value exceeded the principal amount of the securities. At the present time, management does not anticipate any material losses with respect to this agreement.

      In the third quarter of 2002, the Company began issuing certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2002, the premiums subject to guarantee totaled approximately $100 million, and the estimated fair values of the GMAV were not material.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company. The Company previously reported on a matter, McMurdie et al. v. SunAmerica et al., Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. The lawsuit was settled in September 2002.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value. Common Stock. At December 31, 2002 and 2001, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                       Years ended December 31,
                                              -----------------------------------------
                                                 2002           2001           2000
                                              -----------    -----------    -----------
                                                           (In thousands)
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                          $   925,753    $   493,010    $   493,010
  Capital contributions by Parent                 200,000             --             --
  Contribution of subsidiary by Parent                 --        432,743             --
                                              -----------    -----------    -----------
  Ending balances                             $ 1,125,753    $   925,753    $   493,010
                                              ===========    ===========    ===========

RETAINED EARNINGS:
  Beginning balances                          $   694,004    $   697,730    $   551,158
  Net income                                       34,251         90,369        215,572
  Dividends paid to Parent                             --        (94,095)       (69,000)
  Distribution of subsidiary to Parent           (552,384)            --             --
                                              -----------    -----------    -----------
  Ending balances                             $   175,871    $   694,004    $   697,730
                                              ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE
  INCOME(LOSS):
  Beginning balances                          $   (29,272)   $   (65,582)   $  (112,553)
  Change in net unrealized gains (losses)
    on debt securities available for sale          98,718         59,842         79,891
  Change in net unrealized gains (losses)
    on equity securities available for sale        (1,075)          (400)           (27)
  Change in adjustment to deferred
    acquisition costs                             (25,000)        (5,800)        (7,600)
  Tax effects of net changes                      (25,425)       (18,774)       (25,293)
  Cumulative effect of accounting change,
    net of tax                                         --          1,389             --
  Net change related to cash flow hedges           (1,442)            53             --
                                              -----------    -----------    -----------
  Ending balances                             $    16,504    $   (29,272)   $   (65,582)
                                              ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) are as follows:

                                                    December 31,     December 31,
                                                       2002              2001
                                                    ------------     ------------
                                                           (In thousands)
Gross unrealized gains                               $ 205,052        $  46,341
Gross unrealized losses                               (170,662)        (109,594)
Adjustment to DAC                                       (9,000)          16,000
Cash flow hedge                                             --            2,218
Deferred income taxes                                   (8,886)          15,763
                                                     ---------        ---------
Accumulated other comprehensive
  income (loss)                                      $  16,504        $ (29,272)
                                                     =========        =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 11). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001. Net income from these operations, on a combined basis, totaled $39,619,000 for the year ended December 31, 2000.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2003 without obtaining prior approval. No dividends were paid in the year ended December 31, 2002. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1, 2000, respectively.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss totaled $180,737,000 for the year ended December 31, 2002 and $122,322,000 for the year ended December 31, 2001. The Company's net income for the year ended December 31, 2000 was $168,367,000. The Company's statutory capital and surplus totaled $463,905,000 at December 31, 2002 and $1,009,267,000 at December
      31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                          Net
                                        Realized
                                       Investment
                                         Gains
                                        (Losses)       Operations        Total
                                       ----------      ----------      ---------

                                                     (In thousands)
YEAR ENDED DECEMBER 31, 2002:

  Currently payable                    $  (18,625)     $ (108,060)     $(126,685)
  Deferred                                 (4,409)        133,157        128,748
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (23,034)     $   25,097      $   2,063
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2001:

  Currently payable                    $  (18,317)     $  (86,841)     $(105,158)
  Deferred                                (17,180)        143,190        126,010
                                       ----------      ----------      ---------
  Total income tax expense (benefit)   $  (35,497)     $   56,349      $  20,852
                                       ==========      ==========      =========

YEAR ENDED DECEMBER 31, 2000:

  Currently payable                    $    2,791      $   (8,473)     $  (5,682)
  Deferred                                 (8,103)        122,230        114,127
                                       ----------      ----------      ---------
Total income tax expense (benefit)     $   (5,312)     $  113,757      $ 108,445
                                       ==========      ==========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                  Years ended December 31,
                                            -----------------------------------
                                              2002         2001         2000
                                            ---------    ---------    ---------
                                                       (In thousands)

Amount computed at statutory rate           $  12,710    $  42,547    $ 113,406
Increases (decreases) resulting from:
  Amortization of differences between
  book and tax bases of net assets
    acquired                                       --          613          597
  State income taxes, net of federal
    tax benefit                                    --        4,072        9,718
  Dividends received deduction                (10,117)     (13,406)     (10,900)
  Tax credits                                      --      (16,758)      (2,382)
  Other, net                                     (530)       3,784       (1,994)
                                            ---------    ---------    ---------
  Total income tax expense                  $   2,063    $  20,852    $ 108,445
                                            =========    =========    =========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2002. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                      December 31,   December 31,
                                                         2002            2001
                                                      ------------   ------------
                                                            (In thousands)

DEFERRED TAX LIABILITIES:

Deferred acquisition costs                             $ 423,823      $ 425,208
State income taxes                                            --          5,978
Other liabilities                                         42,289         24,247
Net unrealized gains on debt and equity
  securities available for sale                            8,885             --
                                                       ---------      ---------
Total deferred tax liabilities                           474,997        455,433
                                                       ---------      ---------
DEFERRED TAX ASSETS:

Investments                                              (13,591)       (23,194)
Contractholder reserves                                  (84,943)      (184,890)
Guaranty fund assessments                                 (3,774)        (3,629)
Deferred income                                          (16,416)       (16,211)
Other assets                                              (4,401)            --
Net unrealized losses on debt and equity
  securities available for sale                               --        (16,539)
                                                       ---------      ---------
Total deferred tax assets                               (123,125)      (244,463)
                                                       ---------      ---------
Deferred income taxes                                  $ 351,872      $ 210,970
                                                       =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.   RELATED-PARTY MATTERS

      As discussed in Notes 1 and 12, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the year ended December 31, 2002, the Company paid commissions totaling $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation. As discussed in Note 9, Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the years ended December 31, 2001 and 2000, the Company paid commissions totaling $40,567,000 and $44,584,000, respectively, to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 31.2%, 26.0% and 33.8% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% and 33.6% were distributed by these affiliated broker-dealers for the years ended December 31, 2001 and 2000.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, SAI and AIG. Amounts paid for such services totaled $119,981,000 for the year ended December 31, 2002, $130,178,000 for the year ended December 31, 2001 and $132,034,000 for the year ended December 31, 2000. The component of such costs which relate to the production or acquisition of new business during these periods amounted to $49,004,000, $68,757,000 and $61,954,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the Statement of Income.

      The Company paid $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2002 and 2001, respectively (see Note 2).

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $62,562,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the year ended December 31, 2002. Of this amount $57,745,000 has been paid to the Company in 2002 and $4,817,000 remains a receivable from SAAMCO at December 31, 2002.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   RELATED-PARTY MATTERS (Continued)

      On September 26, 2001, the Company entered into a short-term financing arrangement with SAI, whereby the Company has the right to borrow up to $500,000,000 from SAI. Any advances made by SAI under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with SAI, whereby SAI has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002. At December 31, 2001, $75,000,000 was due to the Company under this agreement. This receivable was collected in January 2002 and was included in due from affiliates on the consolidated balance sheet at December 31, 2001.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2002 or December 31, 2001.

      During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

      During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements on the New York Business from the Acquisition (see Note 3). During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent related to policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company has one business segment in 2002, annuity operations (see Note 9). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the years ended December 31, 2001 and 2000. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 11.9% of sales in the year ended December 31, 2002, 12.2% of sales in the year ended December 31, 2001 and 16.9% of sales in the year ended December 31, 2000. No other independent selling organization was responsible for 10% or more of sales for any such period. For the years ended December 31, 2001 and 2000, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations for the years ended December 31, 2001 and 2000.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2002:

    Investment income            $    390,086    $         --   $         --   $    390,086
    Interest expense                 (246,791)             --             --       (246,791)
                                 ------------    ------------   ------------   ------------
    Net investment income             143,295              --             --        143,295

    Net realized investment
      losses                          (65,811)             --             --        (65,811)

    Variable annuity fees             318,061              --             --        318,061
    Universal life insurance
      fees, net                        20,537              --             --         20,537
    Surrender charges                  32,507              --             --         32,507
    Other fees                          3,305              --             --          3,305
                                 ------------    ------------   ------------   ------------
    Total fee income                  374,410              --             --        374,410

    General and administrative
      expenses                       (101,839)             --             --       (101,839)

    Amortization of deferred
      acquisition costs              (187,860)             --             --       (187,860)

    Annual commissions                (58,389)             --             --        (58,389)

    Guaranteed minimum death
      benefits, net of
      reinsurance recoveries          (67,492)             --             --        (67,492)
                                 ------------    ------------   ------------   ------------
    Pretax income before
      cumulative effect of
      accounting change          $     36,314    $         --   $         --   $     36,314
                                 ============    ============   ============   ============

    Total assets                 $ 23,538,832    $         --   $         --   $ 23,538,832
                                 ============    ============   ============   ============
    Expenditures for
    long-lived assets            $         --    $         --   $         --   $         --
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2001:

Investment income                $    359,655    $     14,988   $        570   $    375,213
Interest expense                    (241,444)          (4,115)          (360)      (245,919)
                                 ------------    ------------   ------------   ------------
Net investment income                 118,211          10,873            210        129,294


Net realized investment
  losses                              (59,784)        (32,927)            --        (92,711)


Variable annuity fees                 350,378          11,499             --        361,877
Net retained commissions                   --           2,210         45,362         47,572
Asset management fees                      --          63,529             --         63,529
Universal life insurance
  fees, net                            18,909              --             --         18,909
Surrender charges                      24,911              --             --         24,911
Other fees                              3,626           9,350          1,575         14,551
                                 ------------    ------------   ------------   ------------
Total fee income                      397,824          86,588         46,937        531,349

General and administrative
  expenses                            (93,020)        (27,430)       (29,486)      (149,936)

Amortization of deferred
  acquisition costs                  (144,273)        (76,043)            --       (220,316)

Annual commissions                    (58,278)             --             --        (58,278)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries              (17,839)             --             --        (17,839)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    142,841    $    (38,939)  $     17,661   $    121,563
                                 ============    ============   ============   ============

Total assets                     $ 26,207,279    $    659,876   $     72,950   $ 26,940,105
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        614   $        608   $      1,222
                                 ============    ============   ============   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.   BUSINESS SEGMENTS (Continued)

                                                    Asset          Broker-
                                   Annuity        Management       Dealer
                                  Operations      Operations     Operations       Total
                                 ------------    ------------   ------------   ------------
                                                       (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Investment income                $    388,368    $      9,800   $      1,187   $    399,355
Interest expense                     (260,709)         (3,784)          (360)      (264,853)
                                 ------------    ------------   ------------   ------------
Net investment income                 127,659           6,016            827        134,502


Net realized investment
  losses                              (15,177)             --             --        (15,177)


Variable annuity fees                 385,436          15,059             --        400,495
Net retained commissions                   --           3,878         58,324         62,202
Asset management fees                      --          73,922             --         73,922
Universal life insurance
  fees, net                            20,258              --             --         20,258
Surrender charges                      20,963              --             --         20,963
Other fees                              3,832           6,708          2,419         12,959
                                 ------------    ------------   ------------   ------------
Total fee income                      430,489          99,567         60,743        590,799

General and administrative
  expenses                           (102,849)        (36,106)       (32,058)      (171,013)

Amortization of deferred
  acquisition costs                  (125,035)        (32,972)            --       (158,007)

Annual commissions                    (56,473)             --             --        (56,473)

Guaranteed minimum death
  benefits, net of
  reinsurance recoveries                 (614)             --             --           (614)
                                 ------------    ------------   ------------   ------------
Pretax income before
  cumulative effect of
  accounting change              $    258,000    $     36,505   $     29,512   $    324,017
                                 ============    ============   ============   ============

Total assets                     $ 26,908,888    $    199,075   $     81,515   $ 27,189,478
                                 ============    ============   ============   ============
Expenditures for
long-lived assets                $         --    $        454   $      1,600   $      2,054
                                 ============    ============   ============   ============

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2002

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002
                                    CONTENTS

Report of Independent Accountants...............................................     1
Statement of Assets and Liabilities ............................................     2
Schedule of Portfolio Investments ..............................................     22
Statement of Operations.........................................................     24
Statement of Changes in Net Assets .............................................     51
Notes to Financial Statements...................................................     98

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") (formerly, Anchor National Life Insurance Company) at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2003

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                          Government
                                                                           Capital           and                           Natural
                                                                         Appreciation    Quality Bond       Growth        Resources
                                                                           Portfolio       Portfolio       Portfolio      Portfolio
                                                                           (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                        ------------------------------------------------------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                                0               0               0              0
     Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
     Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
     Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
     Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
     Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 786,282,269   $ 628,618,601   $ 326,063,463   $ 69,534,317

    Contracts in payout (annuitization) period                              2,217,703       1,976,442         974,669        179,535
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 788,499,972   $ 630,595,043   $ 327,038,132   $ 69,713,852
                                                                        ============================================================

Accumulation units outstanding                                             30,996,689      38,452,613      15,679,505      4,559,166
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 774,146,700   $ 611,500,380   $ 322,623,719   $ 68,042,386
    Accumulation units outstanding                                         30,012,224      37,052,440      15,466,838      4,449,331
    Unit value of accumulation units                                    $       25.79   $       16.50   $       20.86   $      15.29
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $   2,613,386   $   5,132,924   $           -   $          -
    Accumulation units outstanding                                            392,061         455,474               -              -
    Unit value of accumulation units                                    $        6.67   $       11.27   $           -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  10,455,522   $  10,616,852   $   4,414,413   $  1,671,466
    Accumulation units outstanding                                            407,431         646,465         212,667        109,835
    Unit value of accumulation units                                    $       25.66   $       16.42   $       20.76   $      15.22
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $   1,284,364   $   3,344,887   $           -   $          -
    Accumulation units outstanding                                            184,973         298,234               -              -
    Unit value of accumulation units                                    $        6.94   $       11.22   $           -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -

                                                                                          Government
                                                                           Capital           and                       Natural
                                                                         Appreciation    Quality Bond       Growth     Resources
                                                                           Portfolio        Portfolio      Portfolio   Portfolio
                                                                           (Class 2)        (Class 2)      (Class 2)   (Class 2)
                                                                        --------------------------------------------------------
Assets:
     Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
     Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                               0              0              0             0
     Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0             0
     Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0             0
     Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0             0
     Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0             0
     Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0             0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0             0

Receivables                                                                        0              0              0             0

Liabilities                                                                        0              0              0             0
                                                                        --------------------------------------------------------

                                                                        $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
                                                                        ========================================================
Net assets:

    Accumulation units                                                  $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702

    Contracts in payout (annuitization) period                                     0              0              0             0
                                                                        --------------------------------------------------------

       Total net assets                                                 $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702
                                                                        ========================================================

Accumulation units outstanding                                             2,179,813      5,891,482      1,397,633       413,557
                                                                        ========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $    581,360   $          -   $          -   $         -
    Accumulation units outstanding                                            22,572              -              -             -
    Unit value of accumulation units                                    $      25.76   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 38,062,707   $ 64,485,140   $ 21,059,922   $ 3,762,481
    Accumulation units outstanding                                         1,475,918      3,915,388      1,010,216       245,965
    Unit value of accumulation units                                    $      25.79   $      16.47   $      20.85   $     15.30
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $  1,642,990   $  4,573,780   $    874,064   $   402,127
    Accumulation units outstanding                                            63,160        277,287         41,925        26,238
    Unit value of accumulation units                                    $      26.01   $      16.49   $      20.85   $     15.33
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $    657,338   $          -   $          -   $         -
    Accumulation units outstanding                                            25,519              -              -             -
    Unit value of accumulation units                                    $      25.76   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $    402,310   $          -   $          -   $         -
    Accumulation units outstanding                                            15,211              -              -             -
    Unit value of accumulation units                                    $      26.45   $          -   $          -   $         -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $    371,247   $          -   $          -   $         -
    Accumulation units outstanding                                            14,044              -              -             -
    Unit value of accumulation units                                    $      26.43   $          -   $          -   $         -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $  4,062,382   $  6,055,543   $  1,535,536   $   576,822
    Accumulation units outstanding                                           156,111        367,924         73,715        37,760
    Unit value of accumulation units                                    $      26.02   $      16.46   $      20.83   $     15.28
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  8,555,653   $ 20,058,420   $  5,330,813   $ 1,472,674
    Accumulation units outstanding                                           332,720      1,221,158        256,519        96,807
    Unit value of accumulation units                                    $      25.71   $      16.43   $      20.78   $     15.21
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $    398,564   $          -   $          -   $         -
    Accumulation units outstanding                                            15,556              -              -             -
    Unit value of accumulation units                                    $      25.62   $          -   $          -   $         -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $    252,398   $          -   $          -   $         -
    Accumulation units outstanding                                             9,564              -              -             -
    Unit value of accumulation units                                    $      26.39   $          -   $          -   $         -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $  1,284,895   $  1,803,148   $    317,583   $   103,598
    Accumulation units outstanding                                            49,438        109,725         15,258         6,787
    Unit value of accumulation units                                    $      25.99   $      16.43   $      20.81   $     15.26

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                                          Government
                                                                           Capital           and                           Natural
                                                                         Appreciation    Quality Bond       Growth        Resources
                                                                           Portfolio      Portfolio        Portfolio      Portfolio
                                                                           (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                                0               0               0              0
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $   4,663,663   $   7,630,720   $   2,219,418   $    176,176

    Contracts in payout (annuitization) period                                      0               0               0              0
                                                                        ------------------------------------------------------------

       Total net assets                                                 $   4,663,663   $   7,630,720   $   2,219,418   $    176,176
                                                                        ============================================================

Accumulation units outstanding                                                180,826         463,430         106,492         11,546
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $   3,687,006   $   5,213,525   $   1,475,050   $     61,633
    Accumulation units outstanding                                            142,941         316,516          70,753          4,036
    Unit value of accumulation units                                    $       25.79   $       16.47   $       20.85   $      15.27
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $     612,511   $   1,297,789   $     495,208   $     63,973
    Accumulation units outstanding                                             23,751          78,830          23,767          4,196
    Unit value of accumulation units                                    $       25.79   $       16.46   $       20.84   $      15.24
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $     199,502   $     832,339   $     162,181   $     47,432
    Accumulation units outstanding                                              7,742          50,620           7,793          3,108
    Unit value of accumulation units                                    $       25.77   $       16.44   $       20.81   $      15.26
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -   $           -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -   $           -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $     164,644   $     287,067   $      86,979   $      3,138
    Accumulation units outstanding                                              6,392          17,464           4,179            206
    Unit value of accumulation units                                    $       25.76   $       16.44   $       20.81   $      15.23

                                                                          Aggressive       Alliance         Asset     Blue Chip
                                                                            Growth          Growth        Allocation   Growth
                                                                          Portfolio       Portfolio       Portfolio   Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)   (Class 1)
                                                                        --------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $         0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     127,477,665    870,617,516    383,026,126    18,110,737
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0             0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0             0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0             0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0             0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0             0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0             0

Receivables                                                                        0              0              0             0

Liabilities                                                                        0              0              0             0
                                                                        --------------------------------------------------------

                                                                        $127,477,665   $870,617,516   $383,026,126   $18,110,737
                                                                        ========================================================
Net assets:

    Accumulation units                                                  $127,093,890   $868,195,886   $381,176,469   $18,106,122

    Contracts in payout (annuitization) period                               383,775      2,421,630      1,849,657         4,615
                                                                        --------------------------------------------------------

       Total net assets                                                 $127,477,665   $870,617,516   $383,026,126   $18,110,737
                                                                        ========================================================

Accumulation units outstanding                                            12,632,584     39,641,359     22,596,627     3,857,145
                                                                        ========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $125,411,041   $860,418,038   $381,224,124   $16,390,827
    Accumulation units outstanding                                        12,389,744     38,976,108     22,489,875     3,516,950
    Unit value of accumulation units                                    $      10.12   $      22.08   $      16.95   $      4.66
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    325,426   $  1,023,714   $          -   $   638,334
    Accumulation units outstanding                                            60,777        165,464              -       112,592
    Unit value of accumulation units                                    $       5.35   $       6.19   $          -   $      5.67
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  1,636,116   $  8,495,900   $  1,802,002   $   934,496
    Accumulation units outstanding                                           162,350        386,767        106,752       201,537
    Unit value of accumulation units                                    $      10.08   $      21.97   $      16.88   $      4.64
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $    105,082   $    679,864   $          -   $   147,080
    Accumulation units outstanding                                            19,713        113,020              -        26,066
    Unit value of accumulation units                                    $       5.33   $       6.02   $          -   $      5.64
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $         -
    Accumulation units outstanding                                                 -              -              -             -
    Unit value of accumulation units                                    $          -   $          -   $          -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                                           Davis
                                                                             Cash         Corporate       Venture        "Dogs" of
                                                                          Management        Bond           Value        Wall Street
                                                                          Portfolio       Portfolio      Portfolio       Portfolio
                                                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $            0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      307,141,194     210,330,249   1,458,372,495     90,030,864
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 307,141,194   $ 210,330,249  $1,458,372,495   $ 90,030,864
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 304,732,134   $ 209,642,803  $1,455,024,376   $ 89,945,457

    Contracts in payout (annuitization) period                              2,409,060         687,446       3,348,119         85,407
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 307,141,194   $ 210,330,249  $1,458,372,495   $ 90,030,864
                                                                        ============================================================

Accumulation units outstanding                                             23,596,133      14,224,882      68,157,742     10,094,981
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 301,852,824   $ 205,759,100  $1,434,727,390   $ 87,971,845
    Accumulation units outstanding                                         23,149,338      13,914,107      66,662,740      9,862,988
    Unit value of accumulation units                                    $       13.04   $       14.79  $        21.52   $       8.92
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $   1,005,068   $           -  $    2,974,823   $          -
    Accumulation units outstanding                                           99,745               -         397,407              -
    Unit value of accumulation units                                    $       10.08   $           -  $         7.49   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   3,509,277   $   4,571,149  $   19,178,797   $  2,059,019
    Accumulation units outstanding                                            270,474         310,775         895,679        231,993
    Unit value of accumulation units                                    $       12.98   $       14.71  $        21.41   $       8.88
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     774,025   $           -  $    1,491,485   $          -
    Accumulation units outstanding                                             76,576               -         201,916              -
    Unit value of accumulation units                                    $       10.11   $           -  $         7.39   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -

                                                                          Emerging       Federated       Global         Global
                                                                           Markets         Value          Bond         Equities
                                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      57,748,534    163,949,976    109,483,943    203,550,069
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0              0

Receivables                                                                        0              0              0              0

Liabilities                                                                        0              0              0              0
                                                                        ---------------------------------------------------------

                                                                        $ 57,748,534   $163,949,976   $109,483,943   $203,550,069
                                                                        =========================================================
Net assets:

    Accumulation units                                                  $ 57,686,801   $163,509,096   $109,186,459   $202,948,246

    Contracts in payout (annuitization) period                                61,733        440,880        297,484        601,823
                                                                        ---------------------------------------------------------

       Total net assets                                                 $ 57,748,534   $163,949,976   $109,483,943   $203,550,069
                                                                        =========================================================

Accumulation units outstanding                                             9,646,840     12,667,279      6,716,447     16,209,158
                                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 56,908,903   $161,870,778   $106,750,437   $201,919,610
    Accumulation units outstanding                                         9,515,763     12,505,786      6,524,751     16,040,447
    Unit value of accumulation units                                    $       5.98   $      12.94   $      16.36   $      12.59
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    136,576   $          -   $    331,685   $     77,235
    Accumulation units outstanding                                            15,250              -         30,886         13,352
    Unit value of accumulation units                                    $       8.96   $          -   $      10.74   $       5.78
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $    662,154   $  2,079,198   $  1,988,557   $  1,219,489
    Accumulation units outstanding                                           111,240        161,493        122,154         97,379
    Unit value of accumulation units                                    $       5.95   $      12.87   $      16.28   $      12.52
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     40,901   $          -   $    413,264   $    333,735
    Accumulation units outstanding                                             4,587              -         38,656         57,980
    Unit value of accumulation units                                    $       8.92   $          -   $      10.69   $       5.76
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                          Goldman
                                                                            Sachs          Growth-          Growth       High-Yield
                                                                          Research         Income       Opportunities      Bond
                                                                          Portfolio       Portfolio       Portfolio      Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $           0    $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                       24,126,826     753,004,518      12,720,943    193,154,934
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $  24,126,826   $ 753,004,518  $   12,720,943   $193,154,934
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $  24,081,831   $ 750,080,160  $   12,718,391   $192,654,366

    Contracts in payout (annuitization) period                                 44,995       2,924,358           2,552        500,568
                                                                        ------------------------------------------------------------

       Total net assets                                                 $  24,126,826   $ 753,004,518  $   12,720,943   $193,154,934
                                                                        ============================================================

Accumulation units outstanding                                              4,749,984      36,398,814       3,695,364     16,641,423
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $  23,104,731   $ 742,813,723  $   12,085,460   $189,943,192
    Accumulation units outstanding                                          4,547,745      35,627,096       3,510,027     16,363,676
    Unit value of accumulation units                                    $        5.08   $       20.85  $         3.44   $      11.61
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $           -   $   2,183,216  $            -   $          -
    Accumulation units outstanding                                                  -         330,121               -              -
    Unit value of accumulation units                                    $           -   $        6.61  $            -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   1,022,095   $   7,471,109  $      635,483   $  3,211,742
    Accumulation units outstanding                                            202,239         360,087         185,337        277,747
    Unit value of accumulation units                                    $        5.05   $       20.75  $         3.43   $      11.56
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $           -   $     536,470  $            -   $          -
    Accumulation units outstanding                                                  -          81,510               -              -
    Unit value of accumulation units                                    $           -   $        6.58  $            -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -

                                                                       International                                       MFS
                                                                        Diversified    International      Marsico       Growth &
                                                                          Equities    Growth & Income     Growth         Income
                                                                         Portfolio       Portfolio       Portfolio      Portfolio
                                                                         (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                       -----------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0    $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     128,306,550     162,880,210     45,471,818    199,506,403
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0               0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0               0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0               0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0               0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0               0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0               0              0              0

Receivables                                                                        0               0              0              0

Liabilities                                                                        0               0              0              0
                                                                        ----------------------------------------------------------

                                                                        $128,306,550   $ 162,880,210   $ 45,471,818   $199,506,403
                                                                        ==========================================================
Net assets:

    Accumulation units                                                  $127,921,887   $ 162,356,435   $ 45,470,320   $199,044,704

    Contracts in payout (annuitization) period                               384,663         523,775          1,498        461,699
                                                                        ---------------------------------------------------=------

       Total net assets                                                 $128,306,550   $ 162,880,210   $ 45,471,818   $199,506,403
                                                                        ==========================================================

Accumulation units outstanding                                            17,884,949      19,479,623      6,107,627     13,381,250
                                                                        ==========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $127,151,920   $ 159,785,881   $ 42,729,661   $195,484,069
    Accumulation units outstanding                                        17,723,238      19,097,392      5,737,494     13,080,845
    Unit value of accumulation units                                    $       7.17   $        8.37   $       7.45   $      14.94
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $          -   $     178,298   $          -   $    252,663
    Accumulation units outstanding                                                 -          29,726              -         34,972
    Unit value of accumulation units                                    $          -   $        6.00   $          -   $       7.22
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  1,154,630   $   2,871,685   $  2,742,157   $  3,618,939
    Accumulation units outstanding                                           161,711         345,080        370,133        243,337
    Unit value of accumulation units                                    $       7.14   $        8.32   $       7.41   $      14.87
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $          -   $      44,346   $          -   $    150,732
    Accumulation units outstanding                                                 -           7,425              -         22,096
    Unit value of accumulation units                                    $          -   $        5.97   $          -   $       6.82
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $           -   $          -   $          -
    Accumulation units outstanding                                                 -               -              -              -
    Unit value of accumulation units                                    $          -   $           -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor product

(7) Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                                  (Continued)

                                                                             MFS
                                                                           Mid-Cap          MFS            Putnam           Real
                                                                           Growth       Total Return       Growth          Estate
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                          (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                        ------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $           0   $           0  $            0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                      110,093,400     479,330,975     240,404,541     91,995,250
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                                0               0               0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                                0               0               0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                                0               0               0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                                0               0               0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                                0               0               0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                                0               0               0              0

Receivables                                                                         0               0               0              0

Liabilities                                                                         0               0               0              0
                                                                        ------------------------------------------------------------

                                                                        $ 110,093,400   $ 479,330,975  $  240,404,541   $ 91,995,250
                                                                        ============================================================
Net assets:

    Accumulation units                                                  $ 109,813,465   $ 478,524,447  $  239,792,477   $ 91,793,035

    Contracts in payout (annuitization) period                                279,935         806,528         612,064        202,215
                                                                        ------------------------------------------------------------

       Total net assets                                                 $ 110,093,400   $ 479,330,975  $  240,404,541   $ 91,995,250
                                                                        ============================================================

Accumulation units outstanding                                             15,867,361      24,289,315      17,446,637      7,757,007
                                                                        ============================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $ 104,592,271   $ 460,445,731  $  237,874,806   $ 91,015,959
    Accumulation units outstanding                                         14,979,438      23,148,443      17,196,912      7,674,011
    Unit value of accumulation units                                    $        6.98   $       19.89  $        13.83   $      11.86
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $     690,956   $   2,473,632  $      376,203   $          -
    Accumulation units outstanding                                            166,246         266,905          65,949              -
    Unit value of accumulation units                                    $        4.16   $        9.27  $         5.70   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $   4,509,958   $  15,630,444  $    1,889,549   $    979,291
    Accumulation units outstanding                                            649,185         789,355         137,282         82,996
    Unit value of accumulation units                                    $        6.95   $       19.80  $        13.76   $      11.80
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $     300,215   $     781,168  $      263,983   $          -
    Accumulation units outstanding                                             72,492          84,612          46,494              -
    Unit value of accumulation units                                    $        4.14   $        9.23  $         5.68   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $           -   $           -  $            -   $          -
    Accumulation units outstanding                                                  -               -               -              -
    Unit value of accumulation units                                    $           -   $           -  $            -   $          -


                                                                         SunAmerica                      Telecom       Worldwide
                                                                          Balanced      Technology       Utility      High Income
                                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                                          (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust (Class 1, 2 or 3),
       at fair value                                                    $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust (Class 1, 2 or 3),
       at fair value                                                     215,613,157     17,208,681     45,179,776     65,426,237
    Investments in Van Kampen Life Investment Trust (Class II),
       at fair value                                                               0              0              0              0
    Investments in WM Variable Trust (Class A or Class B),
       at fair value                                                               0              0              0              0
    Investments in Nations Separate Account Trust (Class B),
       at fair value                                                               0              0              0              0
    Investments in Anchor Pathway Fund (Class A),
       at fair value                                                               0              0              0              0
    Investments in American Funds Insurance Series (Class 2),
       at fair value                                                               0              0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at fair value                                                               0              0              0              0

Receivables                                                                        0              0              0              0

Liabilities                                                                        0              0              0              0
                                                                        ---------------------------------------------------------

                                                                        $215,613,157   $ 17,208,681   $ 45,179,776   $ 65,426,237
                                                                        =========================================================
Net assets:

    Accumulation units                                                  $215,007,092   $ 17,172,241   $ 44,985,913   $ 65,165,668

    Contracts in payout (annuitization) period                               606,065         36,440        193,863        260,569
                                                                        ---------------------------------------------------------

       Total net assets                                                 $215,613,157   $ 17,208,681   $ 45,179,776   $ 65,426,237
                                                                        =========================================================

Accumulation units outstanding                                            17,233,212      9,995,666      5,230,584      4,663,547
                                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                                          $212,554,532   $ 16,336,918   $ 44,666,035   $ 65,177,700
    Accumulation units outstanding                                        16,935,990      9,486,975      5,170,822      4,645,779
    Unit value of accumulation units                                    $      12.55   $       1.72   $       8.64   $      14.03
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                          $    575,976   $          -   $          -   $          -
    Accumulation units outstanding                                            81,351              -              -              -
    Unit value of accumulation units                                    $       7.08   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (8):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (4):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (6):
    Net Assets                                                          $  2,206,288   $    871,763   $    513,741   $    248,537
    Accumulation units outstanding                                           176,634        508,691         59,762         17,768
    Unit value of accumulation units                                    $      12.49   $       1.71   $       8.60   $      13.99
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                          $    276,361   $          -   $          -   $          -
    Accumulation units outstanding                                            39,237              -              -              -
    Unit value of accumulation units                                    $       7.04   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97%:
    Net Assets                                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                                 -              -              -              -
    Unit value of accumulation units                                    $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (Continued)

                                                                     Aggressive       Alliance          Asset             Blue Chip
                                                                       Growth          Growth         Allocation           Growth
                                                                      Portfolio       Portfolio        Portfolio          Portfolio
                                                                      (Class 2)       (Class 2)       (Class 2)           (Class 2)
                                                                     ---------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $          0     $         0         $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                6,262,412      36,882,888       6,038,100           6,512,851
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0               0               0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0               0               0                   0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0               0               0                   0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0               0               0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0               0               0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0               0               0                   0

Receivables                                                                    0               0               0                   0

Liabilities                                                                    0               0               0                   0
                                                                     ---------------------------------------------------------------

                                                                     $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851
                                                                     ===============================================================
Net assets:

      Accumulation units                                             $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851

      Contracts in payout (annuitization) period                               0               0               0                   0
                                                                     ---------------------------------------------------------------

           Total net assets                                          $ 6,262,412    $ 36,882,888     $ 6,038,100         $ 6,512,851
                                                                     ===============================================================

Accumulation units outstanding                                           620,800       1,682,633         357,271           1,397,939
                                                                     ===============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -    $    158,003     $         -         $         -
      Accumulation units outstanding                                           -           7,147               -                   -
      Unit value of accumulation units                               $         -    $      22.11     $         -         $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 4,769,410    $ 26,552,283     $ 2,362,658         $ 4,712,140
      Accumulation units outstanding                                     472,593       1,210,486         139,638           1,010,759
      Unit value of accumulation units                               $     10.09    $      21.94     $     16.92         $      4.66
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   134,056    $    900,066     $   435,117         $   222,703
      Accumulation units outstanding                                      13,285          41,032          25,718              47,770
      Unit value of accumulation units                               $     10.09    $      21.94     $     16.92         $      4.66
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -    $    243,680     $         -         $         -
      Accumulation units outstanding                                           -          11,120               -                   -
      Unit value of accumulation units                               $         -    $      21.91     $         -         $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $         -    $    164,135     $         -         $         -
      Accumulation units outstanding                                           -           7,424               -                   -
      Unit value of accumulation units                               $         -    $      22.11     $         -         $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         -    $    132,981     $         -         $         -
      Accumulation units outstanding                                           -           6,024               -                   -
      Unit value of accumulation units                               $         -    $      22.08     $         -         $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   259,525    $  1,656,686     $ 1,048,397         $   274,670
      Accumulation units outstanding                                      25,664          75,534          61,986              58,924
      Unit value of accumulation units                               $     10.11         $ 21.93     $     16.91         $      4.66
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $ 1,063,799    $  6,371,091     $ 1,572,113         $ 1,272,159
      Accumulation units outstanding                                     105,722         291,777          93,143             273,790
      Unit value of accumulation units                               $     10.06    $      21.84     $     16.88         $      4.65
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $          -     $         -         $         -
      Accumulation units outstanding                                           -               -               -                   -
      Unit value of accumulation units                               $         -    $          -     $         -         $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -    $    194,930     $         -         $         -
      Accumulation units outstanding                                           -           8,861               -                   -
      Unit value of accumulation units                               $         -    $      22.00     $         -         $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $         -    $     60,647     $         -         $         -
      Accumulation units outstanding                                           -           2,753               -                   -
      Unit value of accumulation units                               $         -    $      22.03     $         -         $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    35,622    $    448,386     $   619,815         $    31,179
      Accumulation units outstanding                                       3,536          20,475          36,786               6,696
      Unit value of accumulation units                               $     10.07    $      21.90     $     16.85         $      4.66

                                                                         Cash        Corporate       Davis          "Dogs" of
                                                                       Management       Bond      Venture Value     Wall Street
                                                                       Portfolio     Portfolio      Portfolio       Portfolio
                                                                       (Class 2)     (Class 2)      (Class 2)       (Class 2)
                                                                     ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $          0   $          0   $          0     $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                43,487,340     31,739,857     82,379,784       9,561,045
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0              0              0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0              0              0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0              0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0              0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0              0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0              0              0               0

Receivables                                                                     0              0              0               0

Liabilities                                                                     0              0              0               0
                                                                     ----------------------------------------------------------

                                                                     $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045
                                                                     ==========================================================
Net assets:

      Accumulation units                                             $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045

      Contracts in payout (annuitization) period                                0              0              0               0
                                                                     ----------------------------------------------------------

           Total net assets                                          $ 43,487,340   $ 31,739,857   $ 82,379,784     $ 9,561,045
                                                                     ==========================================================

Accumulation units outstanding                                          3,342,561      2,151,386      3,842,144       1,073,793
                                                                     ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $          -   $          -   $    617,971     $         -
      Accumulation units outstanding                                            -              -         28,675               -
      Unit value of accumulation units                               $          -   $          -   $      21.55     $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 30,471,132   $ 22,546,778   $ 58,862,424     $ 5,707,730
      Accumulation units outstanding                                    2,341,376      1,527,011      2,743,043         640,160
      Unit value of accumulation units                               $      13.01   $      14.77   $      21.46     $      8.92
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $  2,316,822   $  1,405,329   $  2,217,284     $   234,936
      Accumulation units outstanding                                      178,024         95,175        103,326          26,346
      Unit value of accumulation units                               $      13.01   $      14.77   $      21.46     $      8.92
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $          -   $          -   $    117,623     $         -
      Accumulation units outstanding                                            -              -          5,478               -
      Unit value of accumulation units                               $          -   $          -   $      21.47     $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $  2,687,615   $  1,604,888   $  3,985,186     $   547,609
      Accumulation units outstanding                                      206,454        108,842        186,111          61,366
      Unit value of accumulation units                               $      13.02   $      14.75   $      21.41     $      8.92
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $  7,357,995   $  5,576,846   $ 15,275,926     $ 2,879,448
      Accumulation units outstanding                                      566,480        379,191        714,556         324,446
      Unit value of accumulation units                               $      12.99   $      14.71   $      21.38     $      8.88
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $          -   $          -   $    222,035     $         -
      Accumulation units outstanding                                            -              -         10,380               -
      Unit value of accumulation units                               $          -   $          -   $      21.39     $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $          -   $          -   $          -     $         -
      Accumulation units outstanding                                            -              -              -               -
      Unit value of accumulation units                               $          -   $          -   $          -     $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    653,776   $    606,016   $  1,081,335     $   191,322
      Accumulation units outstanding                                       50,227         41,167         50,575          21,475
      Unit value of accumulation units                               $      13.02   $      14.72   $      21.38     $      8.91

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                      Emerging       Federated       Foreign         Global
                                                                       Markets         Value          Value           Bond
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                                     --------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0   $          0    $         0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                3,017,366     14,085,458      2,378,321      8,931,942
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0              0              0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0              0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0              0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0              0              0              0

Receivables                                                                    0              0              0              0

Liabilities                                                                    0              0              0              0
                                                                     --------------------------------------------------------

                                                                     $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942
                                                                     ========================================================
Net assets:

      Accumulation units                                             $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942

      Contracts in payout (annuitization) period                               0              0              0              0
                                                                     --------------------------------------------------------

           Total net assets                                          $ 3,017,366   $ 14,085,458    $ 2,378,321    $ 8,931,942
                                                                     ========================================================

Accumulation units outstanding                                           506,002      1,090,646        252,975        547,506
                                                                     ========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 2,123,312   $  9,226,910    $ 1,583,449    $ 6,478,360
      Accumulation units outstanding                                     355,869        713,960        168,357        396,972
      Unit value of accumulation units                               $      5.97   $      12.92    $      9.41    $     16.32
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   108,760   $    615,484    $   182,596    $   402,091
      Accumulation units outstanding                                      18,227         47,625         19,415         24,641
      Unit value of accumulation units                               $      5.97   $      12.92    $      9.41    $     16.32
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   129,230   $    564,173    $   265,515    $   645,231
      Accumulation units outstanding                                      21,638         43,612         28,282         39,465
      Unit value of accumulation units                               $      5.97   $      12.94    $      9.39    $     16.35
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $   526,064   $  3,480,460    $   346,629    $ 1,199,627
      Accumulation units outstanding                                      88,428        270,038         36,907         73,757
      Unit value of accumulation units                               $      5.95   $      12.89    $      9.39    $     16.26
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $         -   $          -    $         -    $         -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                               $         -   $          -    $         -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $   130,000   $    198,431    $       132    $   206,633
      Accumulation units outstanding                                      21,840         15,411             14         12,671
      Unit value of accumulation units                               $     5.95    $      12.88    $      9.33    $     16.31

                                                                        Global      Goldman Sachs       Growth-         Growth
                                                                       Equities        Research         Income      Opportunities
                                                                      Portfolio       Portfolio       Portfolio        Portfolio
                                                                      (Class 2)       (Class 2)       (Class 2)        (Class 2)
                                                                     ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $           0    $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                8,490,769        3,391,016      31,264,685       2,869,011
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0                0               0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0                0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0                0               0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0                0               0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0                0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0                0               0               0

Receivables                                                                    0                0               0               0

Liabilities                                                                    0                0               0               0
                                                                     ------------------------------------------------------------

                                                                     $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011
                                                                     ============================================================
Net assets:

      Accumulation units                                             $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011

      Contracts in payout (annuitization) period                               0                0               0               0
                                                                     ------------------------------------------------------------

           Total net assets                                          $ 8,490,769    $   3,391,016    $ 31,264,685    $  2,869,011
                                                                     ============================================================

Accumulation units outstanding                                           675,854          668,823       1,505,025         834,258
                                                                     ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $   122,448    $           -    $          -    $          -
      Accumulation units outstanding                                       9,707                -               -               -
      Unit value of accumulation units                                   $ 12.62    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 5,726,307    $   2,365,453    $ 22,425,554    $  2,112,023
      Accumulation units outstanding                                     455,525          466,347       1,079,049         613,473
      Unit value of accumulation units                               $     12.57    $        5.07    $      20.78    $       3.44
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $   377,937    $     170,131    $    904,578    $     55,815
      Accumulation units outstanding                                      30,066           33,542          43,524          16,216
      Unit value of accumulation units                               $     12.57    $        5.07    $      20.78    $       3.44
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $    13,425    $           -    $          -    $          -
      Accumulation units outstanding                                       1,066                -               -               -
      Unit value of accumulation units                               $     12.59    $           -    $          -    $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $    25,283    $           -    $          -    $          -
      Accumulation units outstanding                                       2,002                -               -               -
      Unit value of accumulation units                               $     12.63    $           -    $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $         6    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $     12.84    $           -    $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $   461,997    $     219,383    $  2,299,711    $    126,035
      Accumulation units outstanding                                      36,674           43,169         110,540          36,711
      Unit value of accumulation units                               $     12.60    $        5.08    $      20.80    $       3.43
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $ 1,640,428    $     555,957    $  5,088,449    $    546,523
      Accumulation units outstanding                                     131,042          109,955         245,508         159,512
      Unit value of accumulation units                               $     12.52    $        5.06    $      20.73    $       3.43
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $           -    $          -    $          -
      Accumulation units outstanding                                           -                -               -               -
      Unit value of accumulation units                               $         -    $           -    $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $    39,899    $           -    $          -    $          -
      Accumulation units outstanding                                       3,172                -               -               -
      Unit value of accumulation units                               $     12.58    $           -    $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $     9,197    $           -    $          -    $          -
      Accumulation units outstanding                                         730                -               -               -
      Unit value of accumulation units                               $     12.59    $           -    $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $    73,842    $      80,092    $    546,393    $     28,615
      Accumulation units outstanding                                       5,870           15,810          26,404           8,346
      Unit value of accumulation units                               $     12.58    $        5.07    $      20.69    $       3.43

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                                   International   International
                                                                     High-Yield     Diversified       Growth          Marsico
                                                                        Bond          Equities      and Income        Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                    -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $          0    $         0    $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               15,518,738      6,307,073      12,225,720      17,649,384
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0              0               0               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0              0               0               0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0              0               0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0              0               0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0              0               0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0              0               0               0

Receivables                                                                    0              0               0               0

Liabilities                                                                    0              0               0               0
                                                                    -----------------------------------------------------------

                                                                    $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384
                                                                    ===========================================================
Net assets:

      Accumulation units                                            $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384

      Contracts in payout (annuitization) period                               0              0               0               0
                                                                    -----------------------------------------------------------

           Total net assets                                         $ 15,518,738    $ 6,307,073    $ 12,225,720    $ 17,649,384
                                                                    ===========================================================

Accumulation units outstanding                                         1,340,413        879,770       1,462,303       2,376,309
                                                                    ===========================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 10,254,567    $ 4,218,086    $  8,474,633    $ 13,878,916
      Accumulation units outstanding                                     885,184        587,855       1,013,112       1,867,884
      Unit value of accumulation units                              $      11.58    $      7.17    $       8.36    $       7.43
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $    680,792    $   247,691    $    461,080    $          -
      Accumulation units outstanding                                      58,767         34,524          55,112               -
      Unit value of accumulation units                              $     11.58     $      7.17    $       8.36    $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $    821,691    $   574,334    $    710,084    $          -
      Accumulation units outstanding                                      70,818         79,959          84,890               -
      Unit value of accumulation units                              $      11.60    $      7.18    $       8.36    $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $  2,635,138    $ 1,142,715    $  2,389,744    $  3,770,468
      Accumulation units outstanding                                     228,236        160,078         286,477         508,425
      Unit value of accumulation units                              $      11.55    $      7.14    $       8.34    $       7.42
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -    $         -    $          -    $          -
      Accumulation units outstanding                                           -              -               -               -
      Unit value of accumulation units                              $          -    $         -    $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $  1,126,550    $   124,247    $    190,179    $          -
      Accumulation units outstanding                                      97,408         17,354          22,712               -
      Unit value of accumulation units                              $      11.57    $      7.16    $       8.37    $          -

                                                                      MFS Growth      MFS Mid-Cap      MFS Total         Putnam
                                                                      and Income        Growth           Return          Growth
                                                                       Portfolio       Portfolio        Portfolio      Portfolio
                                                                       (Class 2)       (Class 2)        (Class 2)      (Class 2)
                                                                    ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $           0    $          0    $          0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                14,879,604      22,343,790      90,425,269      8,426,746
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0               0               0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0               0               0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0               0               0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0               0               0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0               0               0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0               0               0              0

Receivables                                                                     0               0               0              0

Liabilities                                                                     0               0               0              0
                                                                    ------------------------------------------------------------

                                                                    $ 14,879,604     $ 22,343,790    $ 90,425,269    $ 8,426,746
                                                                    ============================================================
Net assets:

      Accumulation units                                            $  14,879,604    $ 22,343,790    $ 90,425,269    $ 8,426,746

      Contracts in payout (annuitization) period                                0               0               0              0
                                                                    ------------------------------------------------------------

           Total net assets                                         $  14,879,604    $ 22,343,790    $ 90,425,269    $ 8,426,746
                                                                    ============================================================

Accumulation units outstanding                                            997,116       3,209,988       4,556,625        611,191
                                                                    ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $           -    $    269,650    $          -    $         -
      Accumulation units outstanding                                            -          38,564               -              -
      Unit value of accumulation units                              $           -    $       6.99    $          -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  10,943,422    $ 14,734,280    $ 64,583,303    $ 6,530,177
      Accumulation units outstanding                                      732,862       2,115,113       3,252,384        473,461
      Unit value of accumulation units                              $       14.93    $       6.97    $      19.86    $     13.79
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $     274,637    $    923,748    $  3,122,754    $   175,425
      Accumulation units outstanding                                       18,392         132,603         157,265         12,720
      Unit value of accumulation units                              $       14.93    $       6.97    $      19.86    $     13.79
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $           -    $     80,285    $          -    $         -
      Accumulation units outstanding                                            -          11,512               -              -
      Unit value of accumulation units                              $           -    $       6.97    $          -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $           -    $     53,837    $          -    $         -
      Accumulation units outstanding                                            -           7,702               -              -
      Unit value of accumulation units                              $           -    $       6.99    $          -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $           -    $     85,104    $          -    $         -
      Accumulation units outstanding                                            -          12,214               -              -
      Unit value of accumulation units                              $           -    $       6.97    $          -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $     565,414    $  1,381,756    $  5,753,363    $   431,843
      Accumulation units outstanding                                       37,899         198,770         289,817         31,268
      Unit value of accumulation units                              $       14.92          $ 6.95    $      19.85    $     13.81
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   2,960,328    $  3,986,722    $ 15,269,808    $ 1,160,267
      Accumulation units outstanding                                      198,873         574,291         771,538         84,352
      Unit value of accumulation units                              $       14.89    $       6.94    $      19.79        $ 13.76
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $           -    $          -    $          -    $         -
      Accumulation units outstanding                                            -               -               -              -
      Unit value of accumulation units                              $           -    $          -    $          -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $           -    $    337,600    $          -    $         -
      Accumulation units outstanding                                            -          48,552               -              -
      Unit value of accumulation units                              $           -    $       6.95    $          -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $           -    $     59,452    $          -    $         -
      Accumulation units outstanding                                            -           8,548               -              -
      Unit value of accumulation units                              $           -    $       6.96    $          -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $     135,803    $    431,356    $  1,696,041    $   129,034
      Accumulation units outstanding                                        9,090          62,119          85,621          9,390
      Unit value of accumulation units                              $       14.94    $       6.94    $      19.81    $     13.74

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                   (Continued)

                                                                        Real       Small & Mid     SunAmerica
                                                                       Estate       Cap Value       Balanced     Technology
                                                                      Portfolio     Portfolio      Portfolio      Portfolio
                                                                      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                                                    --------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $          0   $         0    $          0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               11,040,704     2,903,981      15,237,993     3,544,791
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0             0               0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0             0               0             0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0             0               0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0             0               0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0             0               0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0             0               0             0

Receivables                                                                    0             0               0             0

Liabilities                                                                    0             0               0             0
                                                                    --------------------------------------------------------

                                                                    $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791
                                                                    ========================================================
Net assets:

      Accumulation units                                            $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791

      Contracts in payout (annuitization) period                               0             0               0             0
                                                                    --------------------------------------------------------

           Total net assets                                         $ 11,040,704   $ 2,903,981    $ 15,237,993   $ 3,544,791
                                                                    ========================================================

Accumulation units outstanding                                           933,200       287,057       1,217,974     2,064,209
                                                                    ========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $         -    $          -   $   124,017
      Accumulation units outstanding                                           -             -               -        72,091
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  6,836,825   $ 1,876,957    $ 11,177,372   $ 2,285,992
      Accumulation units outstanding                                     577,307       185,477         892,920     1,330,549
      Unit value of accumulation units                              $      11.84   $     10.12    $      12.52   $      1.72
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $    525,147   $   394,871    $    230,298   $    73,737
      Accumulation units outstanding                                      44,342        39,021          18,398        42,919
      Unit value of accumulation units                              $      11.84   $     10.12    $      12.52   $      1.72
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $          -   $         -    $          -   $    16,874
      Accumulation units outstanding                                           -             -               -         9,802
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $         -    $          -   $    53,222
      Accumulation units outstanding                                           -             -               -        30,946
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -   $         -    $          -   $    17,386
      Accumulation units outstanding                                           -             -               -        10,137
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $    774,135   $   104,805    $    555,340   $    66,076
      Accumulation units outstanding                                      65,279        10,379          44,382        38,455
      Unit value of accumulation units                              $      11.86   $     10.10    $      12.51   $      1.72
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $  2,689,549   $   484,314    $  2,887,039   $   835,755
      Accumulation units outstanding                                     228,078        47,918         231,226       487,500
      Unit value of accumulation units                              $      11.79   $     10.11    $      12.49   $      1.71
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -   $         -    $          -   $         -
      Accumulation units outstanding                                           -             -               -             -
      Unit value of accumulation units                              $          -   $         -    $          -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $         -    $          -   $    35,024
      Accumulation units outstanding                                           -             -               -        20,382
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -   $         -    $          -   $     8,545
      Accumulation units outstanding                                           -             -               -         4,971
      Unit value of accumulation units                              $          -   $         -    $          -   $      1.72
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $    215,048   $    43,034    $    387,944   $    28,163
      Accumulation units outstanding                                      18,194         4,262          31,048        16,457
      Unit value of accumulation units                              $      11.82   $     10.10    $      12.50   $      1.71

                                                                      Telecom       Worldwide    Aggressive     Alliance
                                                                      Utility      High Income     Growth        Growth
                                                                     Portfolio      Portfolio     Portfolio     Portfolio
                                                                     (Class 2)      (Class 2)     (Class 3)     (Class 3)
                                                                    ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $         0    $         0    $       0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               2,154,956      2,601,584      143,649      1,623,657
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                       0              0            0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       0              0            0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                       0              0            0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                       0              0            0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                       0              0            0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                       0              0            0              0

Receivables                                                                   0              0            0              0

Liabilities                                                                   0              0            0              0
                                                                    ------------------------------------------------------

                                                                    $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657
                                                                    ======================================================
Net assets:

      Accumulation units                                            $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657

      Contracts in payout (annuitization) period                              0              0            0              0
                                                                    ------------------------------------------------------

           Total net assets                                         $ 2,154,956    $ 2,601,584    $ 143,649    $ 1,623,657
                                                                    ======================================================

Accumulation units outstanding                                          249,887        185,985       14,270         74,029
                                                                    ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 1,611,141    $ 2,028,602    $  93,043    $ 1,052,905
      Accumulation units outstanding                                    186,747        144,908        9,233         47,989
      Unit value of accumulation units                              $      8.63    $     14.00    $   10.08    $     21.94
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $         -    $         -    $  15,667    $   424,852
      Accumulation units outstanding                                          -              -        1,559         19,379
      Unit value of accumulation units                              $         -    $         -    $   10.05    $     21.92
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   543,815    $   572,982    $   5,301    $   119,794
      Accumulation units outstanding                                     63,140         41,077          527          5,469
      Unit value of accumulation units                              $      8.61    $     13.95    $   10.07    $     21.91
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -    $         -    $       -    $         -
      Accumulation units outstanding                                          -              -            -              -
      Unit value of accumulation units                              $         -    $         -    $       -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $         -    $         -    $  29,638    $    26,106
      Accumulation units outstanding                                          -              -        2,951          1,192
      Unit value of accumulation units                              $         -    $         -    $   10.04    $     21.90

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                  (Continued)

                                                                         Asset       Blue Chip       Cash         Corporate
                                                                       Allocation     Growth       Management       Bond
                                                                       Portfolio     Portfolio     Portfolio      Portfolio
                                                                       (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                                                       -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $       0     $       0    $         0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                  255,785       151,984      5,890,439      1,965,978
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0             0              0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        0             0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0             0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0             0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0             0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0             0              0              0

Receivables                                                                    0             0              0              0

Liabilities                                                                    0             0              0              0
                                                                       -----------------------------------------------------

                                                                       $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978
                                                                       =====================================================
Net assets:

      Accumulation units                                               $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978

      Contracts in payout (annuitization) period                               0             0              0              0
                                                                       -----------------------------------------------------

           Total net assets                                            $ 255,785     $ 151,984    $ 5,890,439    $ 1,965,978
                                                                       =====================================================

Accumulation units outstanding                                            15,141        32,633        452,786        133,675
                                                                       =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $  16,943     $ 131,957    $ 3,803,660    $ 1,755,726
      Accumulation units outstanding                                       1,003        28,323        292,177        119,403
      Unit value of accumulation units                                 $   16.89     $    4.66    $     13.02    $     14.70
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $ 182,365     $  14,410    $   666,501    $   121,957
      Accumulation units outstanding                                      10,794         3,101         51,237          8,272
      Unit value of accumulation units                                 $   16.90     $    4.65    $     13.01    $     14.74
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $       -     $   1,712    $ 1,231,602    $    37,689
      Accumulation units outstanding                                           -           369         94,850          2,563
      Unit value of accumulation units                                 $       -     $    4.65    $     12.98    $     14.70
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $       -     $       -    $         -    $         -
      Accumulation units outstanding                                           -             -              -              -
      Unit value of accumulation units                                 $       -     $       -    $         -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $  56,477     $   3,905    $   188,676    $    50,606
      Accumulation units outstanding                                       3,344           840         14,522          3,437
      Unit value of accumulation units                                 $   16.89     $    4.65    $     12.99    $     14.73

                                                                        Davis      "Dogs" of    Emerging     Federated
                                                                    Venture Value  Wall Street   Markets       Value
                                                                      Portfolio    Portfolio    Portfolio    Portfolio
                                                                      Class 3)     (Class 3)    (Class 3)    (Class 3)
                                                                    --------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                             $         0    $       0    $       0    $       0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                               4,232,590      270,372      127,859      883,424
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                       0            0            0            0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       0            0            0            0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                       0            0            0            0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                       0            0            0            0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                       0            0            0            0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                       0            0            0            0

Receivables                                                                   0            0            0            0

Liabilities                                                                   0            0            0            0
                                                                    --------------------------------------------------

                                                                      4,232,590    $ 270,372    $ 127,859    $ 883,424
                                                                    ==================================================
Net assets:

      Accumulation units                                              4,232,590    $ 270,372    $ 127,859    $ 883,424

      Contracts in payout (annuitization) period                              0            0            0            0
                                                                    ==------------------------------------------------

           Total net assets                                           4,232,590    $ 270,372    $ 127,859    $ 883,424
                                                                    ==================================================

Accumulation units outstanding                                          197,298       30,376       21,470       68,432
                                                                    ==================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      2,825,026    $ 167,670    $  75,196    $ 779,556
      Accumulation units outstanding                                    131,644       18,834       12,621       60,376
      Unit value of accumulation units                              $     21.46    $    8.90    $    5.96    $   12.91
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                    $   756,331    $  23,150    $  37,735    $   9,266
      Accumulation units outstanding                                     35,260        2,603        6,341          719
      Unit value of accumulation units                              $     21.45    $    8.90    $    5.95    $   12.89
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                    $   542,799    $  69,044    $  10,907    $  94,440
      Accumulation units outstanding                                     25,333        7,757        1,832        7,324
      Unit value of accumulation units                              $     21.43    $    8.90    $    5.95    $   12.89
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -    $       -    $       -    $       -
      Accumulation units outstanding                                          -            -            -            -
      Unit value of accumulation units                              $         -    $       -    $       -    $       -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                    $   108,434    $  10,508    $   4,021    $     162
      Accumulation units outstanding                                      5,061        1,182          676           13
      Unit value of accumulation units                              $     21.42    $    8.89    $    5.95    $   12.85

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                  (Continued)

                                                       Foreign      Global       Global      Goldman Sachs
                                                        Value        Bond       Equities       Research
                                                      Portfolio    Portfolio    Portfolio      Portfolio
                                                      (Class 3)    (Class 3)    (Class 3)      (Class 3)
                                                      ----------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0   $        0   $        0     $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              2,690,488      288,310      115,958         13,727
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0            0            0              0
      Investments in WM Variable Trust
        (Class A or Class B), at fair value                    0            0            0              0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0            0            0              0
      Investments in Anchor Pathway Fund
        (Class A), at fair value                               0            0            0              0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0            0            0              0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0            0            0              0

Receivables                                                    0            0            0              0

Liabilities                                                    0            0            0              0
                                                      ---------------------------------------------------

                                                      $2,690,488   $  288,310   $  115,958     $   13,727
                                                      ===================================================
Net assets:

      Accumulation units                              $2,690,488   $  288,310   $  115,958     $   13,727

      Contracts in payout (annuitization) period               0            0            0              0
                                                      ---------------------------------------------------

           Total net assets                           $2,690,488   $  288,310   $  115,958     $   13,727
                                                      ===================================================

Accumulation units outstanding                           286,107       17,670        9,243          2,714
                                                      ===================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $1,750,568   $  245,319   $  100,005     $   10,887
      Accumulation units outstanding                     186,095       15,027        7,970          2,153
      Unit value of accumulation units                $     9.41   $    16.32   $    12.55     $     5.06
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $  762,909   $   37,406   $   14,207     $    1,225
      Accumulation units outstanding                      81,158        2,299        1,133            242
      Unit value of accumulation units                $     9.40   $    16.27   $    12.54     $     5.05
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $  114,680   $    1,456   $      160     $        -
      Accumulation units outstanding                      12,214           90           13              -
      Unit value of accumulation units                $     9.39   $    16.25   $    12.52     $        -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -   $        -   $        -     $        -
      Accumulation units outstanding                           -            -            -              -
      Unit value of accumulation units                $        -   $        -   $        -     $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $   62,331   $    4,129   $    1,586     $    1,615
      Accumulation units outstanding                       6,640          254          127            319
      Unit value of accumulation units                $     9.39   $    16.27   $    12.52     $     5.05

                                                                                                  International
                                                        Growth-        Growth       High-Yield     Diversified
                                                        Income      Opportunities      Bond          Equities
                                                       Portfolio      Portfolio     Portfolio       Portfolio
                                                       (Class 3)      (Class 3)     (Class 3)       (Class 3)
                                                     ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0   $        0     $        0       $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              1,415,931      195,143      1,339,542        1,506,305
      Investments in Van Kampen Life Investment
          Trust (Class II), at fair value                      0            0              0                0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0            0              0                0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0            0              0                0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0            0              0                0
      Investments in American Funds Insurance
          Series (Class 2), at fair value                      0            0              0                0
      Investments in Lord Abbett Series Fund,
          Inc. (Class VC), at fair value                       0            0              0                0

Receivables                                                    0            0              0                0

Liabilities                                                    0            0              0                0
                                                      -------------------------------------------------------

                                                      $1,415,931   $  195,143     $1,339,542       $1,506,305
                                                      =======================================================
Net assets:

      Accumulation units                              $1,415,931   $  195,143     $1,339,542       $1,506,305

      Contracts in payout (annuitization) period               0            0              0                0
                                                      -------------------------------------------------------

           Total net assets                           $1,415,931   $  195,143     $1,339,542       $1,506,305
                                                      =======================================================

Accumulation units outstanding                            68,132       56,813        115,765          210,168
                                                      =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $1,217,297   $  131,661     $  281,544       $  846,250
      Accumulation units outstanding                      58,560       38,326         24,299          118,026
      Unit value of accumulation units                $    20.79   $     3.44     $    11.59       $     7.17
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $   75,439   $    5,617     $  974,926       $  490,222
      Accumulation units outstanding                       3,635        1,638         84,280           68,413
      Unit value of accumulation units                $    20.75   $     3.43     $    11.57       $     7.17
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $   18,195   $   57,706     $   66,539       $   97,415
      Accumulation units outstanding                         877       16,803          5,755           13,612
      Unit value of accumulation units                $    20.75   $     3.43     $    11.56       $     7.16
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -   $        -     $        -       $        -
      Accumulation units outstanding                           -            -              -                -
      Unit value of accumulation units                $        -   $        -     $        -       $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $  105,000   $      159     $   16,533       $   72,418
      Accumulation units outstanding                       5,060           46          1,431           10,117
      Unit value of accumulation units                $    20.75   $     3.43     $    11.56       $     7.16

(1) Offered in Polaris, Platinum, Protector,

Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector,

Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (Continued)

                                                     International
                                                        Growth         Marsico    MFS Growth    MFS Mid-Cap
                                                      and Income       Growth     and Income      Growth
                                                      Portfolio       Portfolio    Portfolio     Portfolio
                                                      (Class 3)       (Class 3)   (Class 3)     (Class 3)
                                                     ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value             $        0     $        0   $        0   $        0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value                960,599        757,390      799,034    1,484,978
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0              0            0            0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0              0            0            0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0              0            0            0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0              0            0            0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0              0            0            0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0              0            0            0

Receivables                                                    0              0            0            0

Liabilities                                                    0              0            0            0
                                                     ----------------------------------------------------

                                                      $  960,599     $  757,390   $  799,034   $1,484,978
                                                     ====================================================
Net assets:

      Accumulation units                              $  960,599     $  757,390   $  799,034   $1,484,978

      Contracts in payout (annuitization) period               0              0            0            0
                                                     ----------------------------------------------------

           Total net assets                           $  960,599     $  757,390   $  799,034   $1,484,978
                                                     ====================================================

Accumulation units outstanding                           115,317        101,980       53,532      213,285
                                                     ====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                      $  891,226     $  569,330   $  511,471   $  966,579
      Accumulation units outstanding                     106,995         76,633       34,258      138,778
      Unit value of accumulation units                $     8.33     $     7.43   $    14.93   $     6.96
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.72%:
      Net Assets                                      $   24,063     $       96   $  236,416   $  389,013
      Accumulation units outstanding                       2,884             13       15,843       55,892
      Unit value of accumulation units                $     8.34     $     7.43   $    14.92   $     6.96
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                      $   14,363     $  164,228   $   35,380   $  102,501
      Accumulation units outstanding                       1,722         22,137        2,373       14,748
      Unit value of accumulation units                $     8.34     $     7.42   $    14.91   $     6.95
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.80%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                      $        -     $        -   $        -   $        -
      Accumulation units outstanding                           -              -            -            -
      Unit value of accumulation units                $        -     $        -   $        -   $        -
Contracts With Total Expenses of 1.97%:
      Net Assets                                      $   30,947     $   23,736   $   15,767   $   26,885
      Accumulation units outstanding                       3,716          3,197        1,058        3,867
      Unit value of accumulation units                $     8.33     $     7.42   $    14.90   $     6.95

                                                       MFS Total       Putnam       Real       Small & Mid
                                                        Return         Growth      Estate       Cap Value
                                                       Portfolio     Portfolio    Portfolio     Portfolio
                                                       (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                                     -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust
         (Class 1, 2 or 3), at fair value            $         0     $       0    $       0    $         0
      Investments in SunAmerica Series Trust
         (Class 1, 2 or 3), at fair value              3,598,858       437,384      426,417      1,774,785
      Investments in Van Kampen Life Investment
         Trust (Class II), at fair value                       0             0            0              0
      Investments in WM Variable Trust
         (Class A or Class B), at fair value                   0             0            0              0
      Investments in Nations Separate Account
         Trust (Class B), at fair value                        0             0            0              0
      Investments in Anchor Pathway Fund
         (Class A), at fair value                              0             0            0              0
      Investments in American Funds Insurance
         Series (Class 2), at fair value                       0             0            0              0
      Investments in Lord Abbett Series Fund,
         Inc. (Class VC), at fair value                        0             0            0              0

Receivables                                                    0             0            0              0

Liabilities                                                    0             0            0              0
                                                     -----------------------------------------------------

                                                     $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785
                                                     =====================================================
Net assets:

      Accumulation units                             $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785

      Contracts in payout (annuitization) period               0             0            0              0
                                                     -----------------------------------------------------

           Total net assets                          $ 3,598,858     $ 437,384    $ 426,417    $ 1,774,785
                                                     =====================================================

Accumulation units outstanding                           181,366        31,739       36,041        175,424
                                                     =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                     $ 2,463,873     $ 381,058    $ 275,566    $ 1,198,407
      Accumulation units outstanding                     124,105        27,644       23,282        118,395
      Unit value of accumulation units               $     19.85     $   13.78    $   11.84    $     10.12
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                     $   720,817     $   6,133    $  59,458    $   357,714
      Accumulation units outstanding                      36,356           446        5,030         35,379
      Unit value of accumulation units               $     19.83     $   13.74    $   11.82    $     10.11
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                     $   346,659     $  50,037    $  63,482    $   104,573
      Accumulation units outstanding                      17,494         3,638        5,369         10,354
      Unit value of accumulation units               $     19.82     $   13.76    $   11.82    $     10.10
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                     $         -     $       -    $       -    $         -
      Accumulation units outstanding                           -             -            -              -
      Unit value of accumulation units               $         -     $       -    $       -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                     $    67,509     $     156    $  27,911    $   114,091
      Accumulation units outstanding                       3,411            11        2,360         11,296
      Unit value of accumulation units               $     19.79     $   13.71    $   11.83    $     10.10

(1) Offered in Polaris, Platinum, Protector,

    Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector,

    Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       SunAmerica                    Telecom       Worldwide
                                                                        Balanced     Technology      Utility      High Income
                                                                       Portfolio      Portfolio     Portfolio      Portfolio
                                                                        (Class 3)     (Class 3)     (Class 3)*     (Class 3)*
                                                                       ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $        0    $         0    $        0    $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                   313,544        252,890           322            310
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                         0              0             0              0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                         0              0             0              0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                         0              0             0              0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                         0              0             0              0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                         0              0             0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                         0              0             0              0

Receivables                                                                     0              0             0              0

Liabilities                                                                     0              0             0              0
                                                                       ------------------------------------------------------

                                                                       $  313,544    $   252,890    $      322    $       310
                                                                       ======================================================
Net assets:

      Accumulation units                                               $  313,544    $   252,890    $      322    $       310

      Contracts in payout (annuitization) period                                0              0             0              0
                                                                       ------------------------------------------------------

           Total net assets                                            $  313,544    $   252,890    $      322    $       310
                                                                       ======================================================

Accumulation units outstanding                                             25,087        147,353            37             22
                                                                       ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $  120,504    $   207,781    $      108    $       105
      Accumulation units outstanding                                        9,634        121,052            13              8
      Unit value of accumulation units                                 $    12.51    $      1.72    $     8.62    $     13.99
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $   26,812    $     2,322    $      107    $       102
      Accumulation units outstanding                                        2,147          1,355            12              7
      Unit value of accumulation units                                 $    12.49    $      1.71    $     8.60    $     13.99
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $  154,934    $    35,510    $        -    $         -
      Accumulation units outstanding                                       12,402         20,700             -              -
      Unit value of accumulation units                                 $    12.49    $      1.72    $        -    $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $        -    $         -    $        -    $         -
      Accumulation units outstanding                                            -              -             -              -
      Unit value of accumulation units                                 $        -    $         -    $        -    $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $   11,294    $     7,277    $      107    $       103
      Accumulation units outstanding                                          904          4,246            12              7
      Unit value of accumulation units                                 $    12.49    $      1.71    $     8.59    $     13.94

                                                                                         Emerging       Growth &
                                                                         Comstock         Growth         Income         Balanced
                                                                        Portfolio       Portfolio      Portfolio        Portfolio
                                                                        (Class II)      (Class II)     (Class II)       (Class A)
                                                                       -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0    $          0   $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0               0              0               0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                  69,071,417      10,675,131     54,671,463               0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                           0               0              0      56,256,951
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0               0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0               0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0               0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0               0              0               0

Receivables                                                                       0               0              0               0

Liabilities                                                                       0               0              0               0
                                                                       -----------------------------------------------------------

                                                                       $ 69,071,417    $ 10,675,131   $ 54,671,463    $ 56,256,951
                                                                       ===========================================================
Net assets:

      Accumulation units                                               $ 69,069,698    $ 10,675,131   $ 54,671,463    $ 56,256,951

      Contracts in payout (annuitization) period                              1,719               0              0               0
                                                                       -----------------------------------------------------------

           Total net assets                                            $ 69,071,417    $ 10,675,131   $ 54,671,463    $ 56,256,951
                                                                       ===========================================================

Accumulation units outstanding                                            8,525,888       1,545,515      6,179,403       8,307,418
                                                                       ===========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -    $          -            $ -             $ -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -            $ -             $ -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -    $          -            $ -    $ 23,428,085
      Accumulation units outstanding                                              -               -              -       3,452,275
      Unit value of accumulation units                                 $          -    $          -            $ -          $ 6.79
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $ 13,569,200    $  3,348,415   $  8,790,197    $  7,842,674
      Accumulation units outstanding                                      1,675,078         484,148        995,982       1,157,930
      Unit value of accumulation units                                 $       8.10    $       6.92   $       8.83    $       6.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -    $          -   $          -    $          -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $  1,453,248    $    409,764   $    582,850    $          -
      Accumulation units outstanding                                        178,204          58,561         66,299               -
      Unit value of accumulation units                                 $       8.16    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $ 44,857,008    $  4,919,343   $ 40,228,701    $          -
      Accumulation units outstanding                                      5,538,887         714,688      4,541,821               -
      Unit value of accumulation units                                 $       8.10    $       6.88   $       8.86    $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $    124,237    $     11,977   $    132,723    $          -
      Accumulation units outstanding                                         15,234           1,711         15,096               -
      Unit value of accumulation units                                 $       8.15    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $          -    $          -   $          -    $ 10,245,735
      Accumulation units outstanding                                              -               -              -       1,512,872
      Unit value of accumulation units                                 $          -    $          -   $          -    $       6.77
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $    380,742    $          -   $          -    $          -
      Accumulation units outstanding                                         46,801               -              -               -
      Unit value of accumulation units                                 $       8.14    $          -   $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $    185,746    $          -   $          -    $          -
      Accumulation units outstanding                                         22,936               -              -               -
      Unit value of accumulation units                                 $       8.10    $          -   $          -    $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $  2,049,775    $    708,119   $  1,657,172    $          -
      Accumulation units outstanding                                        250,854         101,213        188,600               -
      Unit value of accumulation units                                 $       8.17    $       7.00   $       8.79    $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $  3,589,756    $    834,518   $  1,921,242    $  1,467,994
      Accumulation units outstanding                                        443,518         120,845        217,837         217,417
      Unit value of accumulation units                                 $       8.09    $       6.91   $       8.82    $       6.75
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -    $          -   $          -    $          -
      Accumulation units outstanding                                              -               -              -               -
      Unit value of accumulation units                                 $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $  1,311,938    $    296,243   $    948,816    $          -
      Accumulation units outstanding                                        162,364          43,328        107,418               -
      Unit value of accumulation units                                 $       8.08    $       6.84   $       8.83    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -    $          -   $          -    $ 13,272,463
      Accumulation units outstanding                                              -               -              -       1,966,924
      Unit value of accumulation units                                 $          -    $          -   $          -    $       6.75
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $    715,817    $          -   $          -    $          -
      Accumulation units outstanding                                         88,739               -              -               -
      Unit value of accumulation units                                 $       8.07    $          -   $          -    $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $    833,950    $    146,752   $    409,762    $          -
      Accumulation units outstanding                                        103,273          21,021         46,350               -
      Unit value of accumulation units                                 $       8.08    $       6.98   $       8.84    $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

*   Retained in Variable Separate Account by AIG SunAmerica Life Assurance
    Company.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       Conservative   Conservative
                                                                         Balanced        Growth      Equity Income   Flexible Income
                                                                         Portfolio      Portfolio        Fund         Portfolio
                                                                         (Class A)      (Class A)      (Class A)         (Class A)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0   $          0   $           0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0              0               0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                           0              0               0                 0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   5,293,412     30,829,627       9,177,433        13,683,644
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0              0               0                 0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0              0               0                 0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0              0               0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0              0               0                 0

Receivables                                                                       0              0               0                 0

Liabilities                                                                       0              0               0                 0
                                                                       -------------------------------------------------------------

                                                                       $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644
                                                                       =============================================================
Net assets:

      Accumulation units                                               $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644

      Contracts in payout (annuitization) period                                  0              0               0                 0
                                                                       -------------------------------------------------------------

           Total net assets                                            $  5,293,412   $ 30,829,627   $   9,177,433   $    13,683,644
                                                                       =============================================================

Accumulation units outstanding                                              991,862      4,658,781       1,666,406         2,083,910
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $  3,092,480   $ 10,451,697   $   5,890,822   $     7,518,816
      Accumulation units outstanding                                        578,767      1,574,812       1,067,980         1,143,068
      Unit value of accumulation units                                 $       5.34   $       6.64   $        5.52   $          6.58
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -   $  5,808,497   $           -   $             -
      Accumulation units outstanding                                              -        880,230               -                 -
      Unit value of accumulation units                                 $          -   $       6.60   $           -   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $  1,071,112   $  6,488,595   $   1,199,838   $     2,932,342
      Accumulation units outstanding                                        200,637        979,966         217,921           446,120
      Unit value of accumulation units                                 $       5.34   $       6.62   $        5.51   $          6.57
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $          -   $  1,006,704   $           -   $             -
      Accumulation units outstanding                                              -        152,520               -                 -
      Unit value of accumulation units                                 $          -   $       6.60   $           -   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $  1,129,820   $  7,074,134   $   2,086,773   $     3,232,486
      Accumulation units outstanding                                        212,458      1,071,253         380,505           494,722
      Unit value of accumulation units                                 $       5.32         $ 6.60   $        5.48   $          6.53
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -

                                                                                                     West Coast
                                                                       Growth & Income    Growth       Equity        Income
                                                                            Fund           Fund         Fund          Fund
                                                                          (Class A)      (Class A)    (Class A)     (Class A)
                                                                       -------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $       0   $         0   $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0           0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0           0             0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                      3,397,213     960,165     5,088,442     5,296,791
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0           0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0           0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0           0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0           0             0             0

Receivables                                                                          0           0             0             0

Liabilities                                                                          0           0             0             0
                                                                       -------------------------------------------------------

                                                                       $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791
                                                                       =======================================================
Net assets:

      Accumulation units                                               $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791

      Contracts in payout (annuitization) period                                     0           0             0             0
                                                                       -------------------------------------------------------

           Total net assets                                            $     3,397,213   $ 960,165   $ 5,088,442   $ 5,296,791
                                                                       =======================================================

Accumulation units outstanding                                                 724,134     197,794       753,358       857,444
                                                                       =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $     1,679,550   $ 579,028   $ 3,148,804   $ 3,146,849
      Accumulation units outstanding                                           357,413     119,082       465,406       508,450
      Unit value of accumulation units                                 $          4.70   $    4.86   $      6.77   $      6.19
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $       836,200   $ 196,094   $   744,083   $   769,624
      Accumulation units outstanding                                           178,110      40,415       110,242       124,632
      Unit value of accumulation units                                 $          4.69   $    4.85   $      6.75   $      6.18
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       881,463   $ 185,043   $ 1,195,555   $ 1,380,318
      Accumulation units outstanding                                           188,611      38,297       177,710       224,362
      Unit value of accumulation units                                 $          4.67   $    4.83   $      6.73   $      6.15
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                       International                                  Short Term
                                                                           Growth      Mid Cap Stock   Money Market     Income
                                                                            Fund           Fund            Fund          Fund
                                                                         (Class A)       (Class A)       (Class A)     (Class A)
                                                                       ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $           0   $           0   $          0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                            0               0              0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                            0               0              0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                       96,349       1,545,047      4,192,292     2,038,212
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                            0               0              0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                            0               0              0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                            0               0              0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                            0               0              0             0

Receivables                                                                        0               0              0             0

Liabilities                                                                        0               0              0             0
                                                                       ----------------------------------------------------------

                                                                       $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212
                                                                       ==========================================================
Net assets:

      Accumulation units                                               $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212

      Contracts in payout (annuitization) period                                   0               0              0             0
                                                                       ----------------------------------------------------------

           Total net assets                                            $      96,349   $   1,545,047   $  4,192,292   $ 2,038,212
                                                                       ==========================================================

Accumulation units outstanding                                                25,477         262,305        723,713       329,922
                                                                       ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $      39,800   $     840,546   $  3,298,877   $ 1,055,816
      Accumulation units outstanding                                          10,524         142,437        569,371       170,505
      Unit value of accumulation units                                 $        3.78   $        5.90   $       5.79   $      6.19
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $      22,219   $     240,019   $    610,712   $   209,143
      Accumulation units outstanding                                           5,880          40,760        105,085        33,749
      Unit value of accumulation units                                 $        3.78   $        5.89   $       5.81   $      6.20
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $      34,330   $     464,482   $    282,703   $   773,253
      Accumulation units outstanding                                           9,073          79,108         49,257       125,668
      Unit value of accumulation units                                 $        3.78   $        5.87   $       5.74   $      6.15
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $           -   $           -   $          -   $         -
      Accumulation units outstanding                                               -               -              -             -
      Unit value of accumulation units                                 $           -   $           -   $          -   $         -


                                                                                          Strategic
                                                                       Small Cap Stock      Growth     U.S. Government   Balanced
                                                                              Fund        Portfolio    Securities Fund   Portfolio
                                                                            (Class A)     (Class A)       (Class A)      (Class B)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $         0   $             0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0             0                 0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0             0                 0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                        482,497     6,316,415        13,912,635    30,039,868
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0             0                 0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0             0                 0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0             0                 0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0             0                 0             0

Receivables                                                                          0             0                 0             0

Liabilities                                                                          0             0                 0             0
                                                                       -------------------------------------------------------------

                                                                       $       482,497   $ 6,316,415   $    13,912,635  $ 30,039,868
                                                                       =============================================================
Net assets:

      Accumulation units                                               $        482,497  $ 6,316,415   $    13,912,635  $ 30,039,868

      Contracts in payout (annuitization) period                                     0             0                 0             0
                                                                       -------------------------------------------------------------

           Total net assets                                            $       482,497   $ 6,316,415   $    13,912,635  $ 30,039,868
                                                                       =============================================================

Accumulation units outstanding                                                 124,815       918,045         2,219,244     4,444,727
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $       331,603   $ 2,029,814   $     8,967,064  $          -
      Accumulation units outstanding                                            85,682       294,264         1,428,375             -
      Unit value of accumulation units                                 $          3.87   $      6.90   $          6.28  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $ 1,507,912   $             -  $    651,548
      Accumulation units outstanding                                                 -       219,273                 -        96,311
      Unit value of accumulation units                                 $             -   $      6.88   $             -  $       6.77
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $        24,154   $ 1,075,668   $     2,153,204  $          -
      Accumulation units outstanding                                             6,242       156,413           343,958             -
      Unit value of accumulation units                                 $          3.87   $      6.88   $          6.26  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $             -   $         -   $             -  $ 15,101,453
      Accumulation units outstanding                                                 -             -                 -     2,232,623
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.76
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $             -   $         -   $             -  $ 10,615,451
      Accumulation units outstanding                                                 -             -                 -     1,570,518
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.76
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $   815,019   $             -  $     91,874
      Accumulation units outstanding                                                 -       118,833                 -        13,638
      Unit value of accumulation units                                 $             -   $      6.86   $             -  $       6.74
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $       126,740   $   888,002   $     2,792,367  $          -
      Accumulation units outstanding                                            32,891       129,262           446,911             -
      Unit value of accumulation units                                 $          3.85   $      6.87   $          6.25  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $             -   $         -   $             -  $  3,579,542
      Accumulation units outstanding                                                 -             -                 -       531,637
      Unit value of accumulation units                                 $             -   $         -   $             -  $       6.73
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $         -   $             -  $          -
      Accumulation units outstanding                                                 -             -                 -             -
      Unit value of accumulation units                                 $             -   $         -   $             -  $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (continued)

                                                                       Conservative   Conservative
                                                                         Balanced        Growth      Equity Income   Flexible Income
                                                                         Portfolio      Portfolio        Fund          Portfolio
                                                                         (Class B)      (Class B)      (Class B)       (Class B)
                                                                       -------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $          0   $          0   $           0   $             0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                           0              0               0                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                           0              0               0                 0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   2,096,260     13,916,380       5,420,503         9,135,987
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                           0              0               0                 0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                           0              0               0                 0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                           0              0               0                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                           0              0               0                 0

Receivables                                                                       0              0               0                 0

Liabilities                                                                       0              0               0                 0
                                                                       -------------------------------------------------------------

                                                                       $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987
                                                                       =============================================================
Net assets:

      Accumulation units                                               $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987

      Contracts in payout (annuitization) period                                  0              0               0                 0
                                                                       -------------------------------------------------------------

           Total net assets                                            $  2,096,260   $ 13,916,380   $   5,420,503   $     9,135,987
                                                                       =============================================================

Accumulation units outstanding                                              392,944      2,112,516         990,959         1,395,827
                                                                       =============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $          -   $    171,925   $           -   $             -
      Accumulation units outstanding                                              -         26,095               -                 -
      Unit value of accumulation units                                 $          -   $       6.59   $           -   $             -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $  1,170,066   $  6,321,928   $   3,572,757   $     7,303,571
      Accumulation units outstanding                                        219,214        958,772         652,304         1,115,544
      Unit value of accumulation units                                 $       5.34   $       6.59   $        5.48   $          6.55
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $    660,176   $  4,036,350   $     406,640   $       733,188
      Accumulation units outstanding                                        123,663        612,299          74,386           112,113
      Unit value of accumulation units                                 $       5.34   $       6.59   $        5.47   $          6.54
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $          -   $     30,027   $           -   $             -
      Accumulation units outstanding                                              -          4,569               -                 -
      Unit value of accumulation units                                 $          -   $       6.57   $           -   $             -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $    266,018   $  3,356,150   $   1,441,106   $     1,099,228
      Accumulation units outstanding                                         50,067        510,781         264,269           168,170
      Unit value of accumulation units                                 $       5.31   $       6.57   $        5.45   $          6.54
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $          -   $          -   $           -   $             -
      Accumulation units outstanding                                              -              -               -                 -
      Unit value of accumulation units                                 $          -   $          -   $           -   $             -

                                                                                                     West Coast
                                                                       Growth & Income    Growth       Equity        Income
                                                                            Fund           Fund         Fund          Fund
                                                                          (Class B)      (Class B)    (Class B)     (Class B)
                                                                       -------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                                $             0   $       0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                              0           0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                              0           0             0             0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                      1,300,502     621,532     2,313,911     8,189,881
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                              0           0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                              0           0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                              0           0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                              0           0             0             0

Receivables                                                                          0           0             0             0

Liabilities                                                                          0           0             0             0
                                                                       -------------------------------------------------------

                                                                       $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881
                                                                       =======================================================
Net assets:

      Accumulation units                                               $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881

      Contracts in payout (annuitization) period                                     0           0             0             0
                                                                       -------------------------------------------------------

           Total net assets                                            $     1,300,502   $ 621,532   $ 2,313,911   $ 8,189,881
                                                                       =======================================================

Accumulation units outstanding                                                 279,444     128,401       345,471     1,324,319
                                                                       =======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                       $       703,741   $ 310,733   $ 1,456,506   $ 5,433,758
      Accumulation units outstanding                                           150,973      64,109       217,183       877,757
      Unit value of accumulation units                                 $          4.66      $ 4.85   $      6.71   $     6.19
Contracts With Total Expenses of 1.70%:
      Net Assets                                                       $       191,852   $ 210,199   $   315,121   $ 1,064,335
      Accumulation units outstanding                                            41,147      43,432        47,060       172,092
      Unit value of accumulation units                                 $          4.66   $    4.84   $      6.70   $      6.18
Contracts With Total Expenses of 1.72%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                       $       404,909   $ 100,600   $   542,284   $ 1,691,788
      Accumulation units outstanding                                            87,324      20,860        81,228       274,470
      Unit value of accumulation units                                 $          4.64   $    4.82   $      6.68   $      6.16
Contracts With Total Expenses of 1.97%:
      Net Assets                                                       $             -   $       -   $         -   $         -
      Accumulation units outstanding                                                 -           -             -             -
      Unit value of accumulation units                                 $             -   $       -   $         -   $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (Continued)

                                                                   International                                       Short Term
                                                                       Growth     Mid Cap Stock   Money Market          Income
                                                                        Fund           Fund          Fund                Fund
                                                                     (Class B)      (Class B)      (Class B)           (Class B)
                                                                     ------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                              $         0    $       0     $         0         $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                        0            0               0                   0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                        0            0               0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                                   93,445      676,899       4,680,826           1,186,149
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                        0            0               0                   0
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                        0            0               0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                        0            0               0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                        0            0               0                   0

Receivables                                                                    0            0               0                   0

Liabilities                                                                    0            0               0                   0
                                                                     ------------------------------------------------------------

                                                                     $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149
                                                                     ============================================================
Net assets:

      Accumulation units                                             $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149

      Contracts in payout (annuitization) period                               0            0               0                   0
                                                                     ------------------------------------------------------------

           Total net assets                                          $    93,445    $ 676,899     $ 4,680,826         $ 1,186,149
                                                                     ============================================================

Accumulation units outstanding                                            24,725      115,793         811,865             192,367
                                                                     ============================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $    58,623    $ 379,754     $ 3,528,868         $ 1,010,992
      Accumulation units outstanding                                      15,526       64,864         611,656             163,898
      Unit value of accumulation units                               $      3.78    $    5.85     $      5.77         $      6.17
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $     3,797    $  49,798     $   999,170         $    25,669
      Accumulation units outstanding                                       1,011        8,491         173,621               4,162
      Unit value of accumulation units                               $      3.76    $    5.86     $      5.75         $      6.17
Contracts With Total Expenses of 1.72%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $    31,025    $ 247,347     $   152,788         $   149,488
      Accumulation units outstanding                                       8,188       42,438          26,588              24,307
      Unit value of accumulation units                               $      3.79    $    5.83     $      5.75         $      6.15
Contracts With Total Expenses of 1.97%:
      Net Assets                                                     $         -    $       -     $         -         $         -
      Accumulation units outstanding                                           -            -               -                   -
      Unit value of accumulation units                               $         -    $       -     $         -         $         -

                                                                                                                          Nations
                                                                                    Strategic                              Asset
                                                                  Small Cap Stock    Growth        U.S. Government      Allocation
                                                                       Fund         Portfolio      Securities Fund      Portfolio
                                                                    (Class B)       (Class B)        (Class B)          (Class B)
                                                                   -----------------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at fair value                                            $        0      $         0       $         0        $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at fair value                                                     0                0                 0                   0
      Investments in Van Kampen Life Investment Trust (Class II),
          at fair value                                                     0                0                 0                   0
      Investments in WM Variable Trust (Class A or Class B),
          at fair value                                               233,628        2,319,061        12,261,264                   0
      Investments in Nations Separate Account Trust (Class B),
          at fair value                                                     0                0                 0             320,275
      Investments in Anchor Pathway Fund (Class A),
          at fair value                                                     0                0                 0                   0
      Investments in American Funds Insurance Series (Class 2),
          at fair value                                                     0                0                 0                   0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at fair value                                                     0                0                 0                   0

Receivables                                                                 0                0                 0                   0

Liabilities                                                                 0                0                 0                   0
                                                                   -----------------------------------------------------------------

                                                                   $  233,628      $ 2,319,061       $12,261,264        $    320,275
                                                                   =================================================================
Net assets:

      Accumulation units                                           $  233,628      $ 2,319,061       $12,261,264        $    320,275

      Contracts in payout (annuitization) period                            0                0                 0                   0
                                                                   -----------------------------------------------------------------

           Total net assets                                         $ 233,628      $ 2,319,061       $12,261,264        $    320,275
                                                                   =================================================================

Accumulation units outstanding                                         60,788          338,480         1,971,991              39,141
                                                                   =================================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $        -        $ 235,968       $         -        $          -
      Accumulation units outstanding                                        -           34,327                 -                   -
      Unit value of accumulation units                             $        -           $ 6.87       $         -        $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $        -      $         -       $         -             209,480
      Accumulation units outstanding                                        -                -                 -              25,576
      Unit value of accumulation units                             $        -      $         -       $         -        $       8.19
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (7):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.52% (8):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.55% (4):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $  122,987      $ 1,350,208       $ 8,917,334        $          -
      Accumulation units outstanding                                   31,973          197,031         1,433,815                   -
      Unit value of accumulation units                             $     3.85      $      6.85            $ 6.22        $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $   81,371      $   539,455       $ 2,722,856        $          -
      Accumulation units outstanding                                   21,196           78,819           438,059                   -
      Unit value of accumulation units                             $     3.84      $      6.84       $      6.22        $          -
Contracts With Total Expenses of 1.72%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.77% (6):
      Net Assets                                                   $        -      $       161       $         -        $          -
      Accumulation units outstanding                                        -               24                 -                   -
      Unit value of accumulation units                             $        -      $      6.84       $         -        $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $        -      $         -       $         -        $    110,795
      Accumulation units outstanding                                        -                -                 -              13,565
      Unit value of accumulation units                             $        -      $         -       $         -        $       8.17
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $   29,270      $   193,269       $   621,074        $          -
      Accumulation units outstanding                                    7,619           28,279           100,117                   -
      Unit value of accumulation units                             $     3.84      $      6.83       $      6.20        $          -
Contracts With Total Expenses of 1.97%:
      Net Assets                                                   $        -      $         -       $         -        $          -
      Accumulation units outstanding                                        -                -                 -                   -
      Unit value of accumulation units                             $        -      $         -       $         -        $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2) Offered in PolarisAmerica product.

(3) Offered in Polaris Choice Product.

(4) Offered in Diversified Strategies product.

(5) Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7) Offered in Polaris II product.

(8) Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (continued)

                                                                            Nations                             Nations
                                       Nations      Nations    Nations      Marsico    Nations     Nations      Marsico     Nations
                                       Capital    High Yield International  Focused    Marsico     Marsico    International  MidCap
                                       Growth       Bond        Value     Equities     Growth   21st Century  Opportunities  Growth
                                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                      (Class B)   (Class B)   (Class B)   (Class B)   (Class B)   (Class B)    (Class B)   (Class B)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3),
     at fair value                   $        0  $        0  $        0  $        0  $        0  $        0   $        0  $        0
 Investments in SunAmerica
  Series Trust (Class 1, 2 or 3),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Van Kampen Life
  Investment Trust (Class II),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in WM Variable Trust
  (Class A or Class B),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Nations Separate
  Account Trust (Class B),
     at fair value                      474,292   5,347,918   5,350,084   7,318,854   1,553,431     357,174      162,764     825,185
 Investments in Anchor Pathway
  Fund (Class A),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in American Funds
  Insurance Series (Class 2),
     at fair value                            0           0           0           0           0           0            0           0
 Investments in Lord Abbett
  Series Fund, Inc. (Class VC),
     at fair value                            0           0           0           0           0           0            0           0

Receivables                                   0           0           0           0           0           0            0           0

Liabilities                                   0           0           0           0           0           0            0           0
                                     -----------------------------------------------------------------------------------------------

                                     $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185
                                     ===============================================================================================
Net assets:

 Accumulation units                  $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185

 Contracts in payout
 (annuitization) period                       0           0           0           0           0           0            0           0
                                     -----------------------------------------------------------------------------------------------

        Total net assets             $  474,292  $5,347,918  $5,350,084  $7,318,854  $1,553,431  $  357,174   $  162,764   $ 825,185
                                     ===============================================================================================

Accumulation units
outstanding                              69,905     525,866     731,079   1,021,100     232,550      49,007       18,926     144,587
                                     ===============================================================================================

Contracts With Total Expenses
 of 1.30%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total Expenses
 of 1.40%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                        $        -  $   41,000  $        -  $   81,503  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -       4,034           -      11,344           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $        -  $     7.18  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                        $  215,543  $1,786,617  $1,635,818  $2,257,861  $1,088,842  $  200,414   $  128,559  $  631,146
   Accumulation units outstanding        31,689     175,151     223,364     315,502     162,808      27,450       14,942     108,625
   Unit value of accumulation units  $     6.80  $    10.20  $     7.32  $     7.16  $     6.69  $     7.30   $     8.60  $     5.81
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                        $        -  $  575,111  $  646,208  $1,413,402  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -      56,592      87,704     196,744           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $     7.37  $     7.18  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                        $        -  $1,336,563  $1,708,723  $1,884,747  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -     131,609     233,560     262,314           -           -            -           -
   Unit value of accumulation units  $        -  $    10.16  $     7.32  $     7.19  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total Expenses of
1.77% (2):
   Net Assets                        $  258,749  $  926,166  $  642,923  $  774,390  $  464,589  $  156,760   $   34,205  $  194,039
   Accumulation units outstanding        38,216      91,139      88,168     108,714      69,742      21,557        3,984      35,962
   Unit value of accumulation units  $     6.77  $    10.16  $     7.29  $     7.12  $     6.66  $     7.27   $     8.59  $     5.40
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                        $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -           -           -           -           -           -            -           -
   Unit value of accumulation units  $        -  $        -  $        -  $        -  $        -  $        -   $        -  $        -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                        $        -  $  682,461  $  716,412  $  906,951  $        -  $        -   $        -  $        -
   Accumulation units outstanding             -      67,341      98,283     126,482           -           -            -           -
   Unit value of accumulation units  $        -  $    10.13  $     7.29  $     7.17  $        -  $        -   $        -  $        -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(2)  Offered in PolarisAmerica product

(3)  Offered in Polaris Choice Product

(4)  Offered in Diversified Strategies product

(5)  Offered in Diversified Strategies III product

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products

(7)  Offered in Polaris II product

(8)  Offered in Polaris Choice II and Polaris Advisor product

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (Continued)

                                          Nations
                                           Small         Nations
                                          Company         Value         Growth      International
                                         Portfolio      Portfolio       Series          Series
                                         (Class B)      (Class B)     (Class A)       (Class A)
                                       -----------------------------------------------------------
Assets:
   Investments in Anchor Series
     Trust (Class 1, 2 or 3),
     at fair value                     $          0   $          0   $          0   $          0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),
     at fair value                                0              0              0              0
   Investments in Van Kampen Life
     Investment Trust (Class II),
     at fair value                                0              0              0              0
   Investments in WM Variable Trust
     (Class A or Class B),
     at fair value                                0              0              0              0
   Investments in Nations Separate
     Account Trust (Class B),
     at fair value                        1,653,094      1,514,847              0              0
   Investments in Anchor Pathway
     Fund (Class A), at fair value                0              0    461,949,416    103,399,320
   Investments in American Funds
     Insurance Series (Class 2),
     at fair value                                0              0              0              0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),
     at fair value                                0              0              0              0

Receivables                                       0              0              0              0

Liabilities                                       0              0              0              0
                                       ------------------------------------------------------------

                                       $  1,653,094   $  1,514,847   $461,949,416   $103,399,320
                                       ============================================================
Net assets:

   Accumulation units                  $  1,653,094   $  1,514,847   $450,685,456   $102,142,535

   Contracts in payout
     (annuitization) period                       0              0     11,263,960      1,256,785
                                       ------------------------------------------------------------

                                       $  1,653,094   $  1,514,847   $461,949,416   $103,399,320
                                       ============================================================

Accumulation units outstanding              229,049        206,372      4,669,319      4,388,586
                                       ============================================================

Contracts With Total
 Expenses of 1.30%:
   Net Assets                          $          -   $          -   $445,849,317   $ 99,507,474
   Accumulation units outstanding                 -              -      4,505,767      4,222,578
   Unit value of accumulation units    $          -   $          -   $      98.95   $      23.57
Contracts With Total
 Expenses of 1.40%:
   Net Assets                          $          -   $          -   $ 16,100,099   $  3,891,846
   Accumulation units outstanding                 -              -        163,552        166,008
   Unit value of accumulation units    $          -   $          -   $      98.44   $      23.44
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                          $  1,257,262   $    917,144   $          -   $          -
   Accumulation units outstanding           173,985        124,698              -              -
   Unit value of accumulation units    $       7.23   $       7.35   $          -   $          -
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (2):
   Net Assets                          $    395,832   $    597,703   $          -   $          -
   Accumulation units outstanding            55,064         81,674              -              -
   Unit value of accumulation units    $       7.19   $       7.32   $          -   $          -
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                          $          -   $          -   $          -   $          -
   Accumulation units outstanding                 -              -              -              -
   Unit value of accumulation units    $          -   $          -   $          -   $          -

                                                                                           U.S
                                                                                        Government/
                                            Growth-          Asset       High-Yield      AAA-Rated
                                            Income        Allocation        Bond        Securities
                                            Series          Series         Series         Series
                                           (Class A)      (Class A)       (Class A)     (Class A)
                                         ---------------------------------------------------------
Assets:
   Investments in Anchor Series
     Trust (Class 1, 2 or 3),
     at fair value                       $          0   $          0   $          0   $          0
   Investments in SunAmerica Series
     Trust (Class 1, 2 or 3),
     at fair value                                  0              0              0              0
   Investments in Van Kampen Life
     Investment Trust (Class II),
     at fair value                                  0              0              0              0
   Investments in WM Variable Trust
     (Class A or Class B),
     at fair value                                  0              0              0              0
   Investments in Nations Separate
     Account Trust (Class B),
     at fair value                                  0              0              0              0
   Investments in Anchor Pathway
     Fund (Class A), at fair value        499,046,074     77,262,301     47,100,049     73,975,247
   Investments in American Funds
     Insurance Series (Class 2),
     at fair value                                  0              0              0              0
   Investments in Lord Abbett Series
     Fund, Inc. (Class VC),
     at fair value                                  0              0              0              0

Receivables                                         0              0              0              0

Liabilities                                         0              0              0              0
                                         ---------------------------------------------------------

                                         $499,046,074   $ 77,262,301   $ 47,100,049   $ 73,975,247
                                         =========================================================
Net assets:

   Accumulation units                    $485,044,208   $ 75,920,741   $ 45,357,689   $ 71,479,960

   Contracts in payout
     (annuitization) period                14,001,866      1,341,560      1,742,360      2,495,287
                                         ---------------------------------------------------------

                                         $499,046,074   $ 77,262,301   $ 47,100,049   $ 73,975,247
                                         =========================================================

Accumulation units outstanding              6,379,611      2,583,470      1,001,634      2,459,385
                                         =========================================================

Contracts With Total
 Expenses of 1.30%:
   Net Assets                            $481,933,992   $ 74,844,245   $ 45,935,004   $ 72,277,307
   Accumulation units outstanding           6,159,762      2,502,208        976,734      2,402,647
   Unit value of accumulation units      $      78.24   $      29.91   $      47.03   $      30.08
Contracts With Total
 Expenses of 1.40%:
   Net Assets                            $ 17,112,082   $  2,418,056   $  1,165,045   $  1,697,940
   Accumulation units outstanding             219,849         81,262         24,900         56,738
   Unit value of accumulation units      $      77.84   $      29.76   $      46.79   $      29.93
Contracts With Total
 Expenses of 1.52% (1):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (2):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (3):
   Net Assets                            $             $           -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (7):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.52% (8):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (4):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.55% (5):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.70%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.72%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (6):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (2):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.77% (7):
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.80%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.95%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -
Contracts With Total
 Expenses of 1.97%:
   Net Assets                            $          -   $          -   $          -   $          -
   Accumulation units outstanding                   -              -              -              -
   Unit value of accumulation units      $          -   $          -   $          -   $          -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2)  Offered in PolarisAmerica product.

(3)  Offered in Polaris Choice Product.

(4)  Offered in Diversified Strategies product.

(5)  Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7)  Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2002
                                   (continued)

                                          Cash         Asset         Global                      Growth        Growth      Mid Cap
                                       Management    Allocation      Growth         Growth       Income       & Income      Value
                                         Series      Portfolio     Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                       (Class A)     (Class 2)     (Class 2)      (Class 2)    (Class 2)     (Class VC)   (Class VC)
                                      ----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
  Trust (Class 1, 2 or 3),
  at fair value                       $         0   $         0   $         0   $         0   $         0   $         0  $         0
 Investments in SunAmerica Series
  Trust (Class 1, 2 or 3),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Van Kampen Life
  Investment Trust (Class II),
  at fair value                                 0             0             0             0             0             0            0
 Investments in WM Variable Trust
  (Class A or Class B),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Nations Separate
  Account Trust (Class B),
  at fair value                                 0             0             0             0             0             0            0
 Investments in Anchor Pathway Fund
  (Class A), at fair value             42,259,574             0             0             0             0             0            0
 Investments in American Funds
  Insurance Series (Class 2),
  at fair value                                 0    11,252,004     5,325,902    12,879,034    21,665,364             0            0
 Investments in Lord Abbett Series
  Fund, Inc. (Class VC),
  at fair value                                 0             0             0             0             0    19,890,469   14,682,783

Receivables                                     0         3,122        15,674        23,890        20,199             0            0

Liabilities                                     0             0             0             0             0             0            0
                                      ----------------------------------------------------------------------------------------------
                                      $42,259,574   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783
                                      ==============================================================================================
Net assets:

 Accumulation units                   $41,311,151   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783

 Contracts in payout
   (annuitization) period                 948,423             0             0             0             0             0            0
                                      ----------------------------------------------------------------------------------------------

        Total net assets              $42,259,574   $11,255,126   $ 5,341,576   $12,902,924   $21,685,563   $19,890,469  $14,682,783
                                      ==============================================================================================

Accumulation units outstanding          2,004,754     1,086,490       487,883     1,185,593     1,992,661     2,431,856    1,722,533
                                      ==============================================================================================

Contracts With Total
 Expenses of 1.30%:
  Net Assets                          $41,775,033   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding        1,981,652             -             -             -             -             -            -
  Unit value of accumulation units    $     21.08   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.40%:
  Net Assets                          $   484,541   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding           23,102             -             -             -             -             -            -
  Unit value of accumulation units    $     20.97   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (1):
  Net Assets                          $         -   $10,693,561   $ 4,940,310   $11,748,426   $20,047,214   $18,919,848  $14,281,331
  Accumulation units outstanding                -     1,032,250       451,195     1,079,440     1,841,949     2,312,860    1,675,350
  Unit value of accumulation units    $         -   $     10.36   $     10.95   $     10.88   $     10.88   $      8.18  $      8.52
Contracts With Total
 Expenses of 1.52% (2):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (3):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $    23,430  $         -
  Accumulation units outstanding                -             -             -             -             -         2,864            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $      8.18  $         -
Contracts With Total
 Expenses of 1.52% (7):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.52% (8):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.55% (4):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.55% (5):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.70%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.72%:
  Net Assets                          $         -   $         -   $   132,732   $   368,590   $   674,122   $   115,163  $         -
  Accumulation units outstanding                -             -        12,130        33,886        62,011        14,143            -
  Unit value of accumulation units    $         -   $         -   $     10.94   $     10.88   $     10.87   $      8.14  $         -
Contracts With Total
 Expenses of 1.77% (6):
  Net Assets                          $         -   $   561,565   $   203,533   $   592,766   $   730,586   $   821,974  $   401,452
  Accumulation units outstanding                -        54,240        18,612        54,502        67,197       100,748       47,183
  Unit value of accumulation units    $         -   $     10.35   $     10.94   $     10.88   $     10.87   $      8.16  $      8.51
Contracts With Total
 Expenses of 1.77% (2):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.77% (7):
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.80%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.95%:
  Net Assets                          $         -   $         -   $         -   $         -   $         -   $         -  $         -
  Accumulation units outstanding                -             -             -             -             -             -            -
  Unit value of accumulation units    $         -   $         -   $         -   $         -   $         -   $         -  $         -
Contracts With Total
 Expenses of 1.97%:
  Net Assets                          $         -   $         -   $    65,001   $   193,142   $   233,641   $    10,054  $         -
  Accumulation units outstanding                -             -         5,946        17,765        21,504         1,241            -
  Unit value of accumulation units    $         -   $         -   $     10.93   $     10.87   $     10.87   $      8.10  $         -

(1) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(2)  Offered in PolarisAmerica product.

(3)  Offered in Polaris Choice Product.

(4)  Offered in Diversified Strategies product.

(5)  Offered in Diversified Strategies III product.

(6) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(7)  Offered in Polaris II product.

(8)  Offered in Polaris Choice II and Polaris Advisor product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                               Fair Value       Fair
                   Variable Accounts                            Shares          Per Share       Value                  Cost
--------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Capital Appreciation Portfolio (Class 1)                     34,428,505          22.90     $  788,499,972        $1,315,404,498
 Government and Quality Bond Portfolio (Class 1)              40,429,635          15.60        630,595,043           598,396,020
 Growth Portfolio (Class 1)                                   16,904,706          19.35        327,038,132           507,133,883
 Natural Resources Portfolio (Class 1)                         3,878,670          17.97         69,713,852            70,807,747
 Capital Appreciation Portfolio (Class 2)                      2,462,171          22.85         56,271,844            64,362,224
 Government and Quality Bond Portfolio (Class 2)               6,220,581          15.59         96,976,031            94,788,732
 Growth Portfolio (Class 2)                                    1,505,585          19.34         29,117,918            33,220,821
 Natural Resources Portfolio (Class 2)                           351,758          17.96          6,317,702             6,423,698
 Capital Appreciation Portfolio (Class 3)                        204,088          22.85          4,663,663             4,738,563
 Government and Quality Bond Portfolio (Class 3)                 489,606          15.59          7,630,720             7,531,438
 Growth Portfolio (Class 3)                                      114,787          19.34          2,219,418             2,223,571
 Natural Resources Portfolio (Class 3)                             9,811          17.96            176,176               170,876

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                        18,768,185           6.79     $  127,477,665        $  267,518,828
 Alliance Growth Portfolio (Class 1)                          62,295,929          13.98        870,617,516         1,667,806,187
 Asset Allocation Portfolio (Class 1)                         33,165,686          11.55        383,026,126           456,959,181
 Blue Chip Growth Portfolio (Class 1)                          3,735,446           4.85         18,110,737            26,946,121
 Cash Management Portfolio (Class 1)                          28,363,248          10.83        307,141,194           312,999,546
 Corporate Bond Portfolio (Class 3)                           18,801,905          11.19        210,330,249           212,523,246
 Davis Venture Value Portfolio (Class 1)                      82,944,938          17.58      1,458,372,495         1,812,610,346
 "Dogs" of Wall Street Portfolio (Class 1)                    10,515,082           8.56         90,030,864            97,791,001
 E merging Markets Portfolio (Class 1)                         9,431,762           6.12         57,748,534            69,160,612
 Federated Value Portfolio (Class 1)                          13,661,439          12.00        163,949,976           205,671,612
 Global Bond Portfolio (Class 1)                              10,040,384          10.90        109,483,943           110,076,508
 Global Equities Portfolio (Class 1)                          24,833,176           8.20        203,550,069           319,382,051
 Goldman Sachs Research Portfolio (Class 1)                    4,592,887           5.25         24,126,826            34,130,462
 Growth-Income Portfolio (Class 1)                            43,446,888          17.33        753,004,518         1,022,160,233
 Growth Opportunities Portfolio (Class 1)                      3,581,839           3.55         12,720,943            23,452,572
 High-Yield Bond Portfolio (Class 1)                          34,960,890           5.52        193,154,934           257,037,803
 International Diversified Equities Portfolio (Class 1)       23,531,251           5.45        128,306,550           199,058,823
 International Growth and Income Portfolio (Class 1)          21,952,936           7.42        162,880,210           221,921,070
 Marsico Growth Portfolio (Class 1)                            5,944,231           7.65         45,471,818            51,346,410
 MFS Growth and Income Portfolio (Class 1)                    23,202,493           8.60        199,506,403           298,342,654
 MFS Mid-Cap Growth Portfolio (Class 1)                       19,011,478           5.79        110,093,400           270,036,749
 MFS Total Return Portfolio (Class 1)                         33,682,537          14.23        479,330,975           507,172,273
 Putnam Growth Portfolio (Class 1)                            21,320,542          11.28        240,404,541           424,261,770
 Real Estate Portfolio (Class 1)                               8,216,968          11.20         91,995,250            88,806,133
 SunAmerica Balanced Portfolio (Class 1)                      18,227,279          11.83        215,613,157           301,452,604
 Technology Portfolio (Class 1)                                9,625,797           1.79         17,208,681            42,326,017
 Telecom Utility Portfolio (Class 1)                           6,396,947           7.06         45,179,776            72,068,352
 Worldwide High Income Portfolio (Class 1)                    10,129,704           6.46         65,426,237            95,832,629
 Aggressive Growth Portfolio (Class 2)                           922,194           6.79          6,262,412             7,495,508
 Alliance Growth Portfolio (Class 2)                           2,640,976          13.97         36,882,888            46,013,733
 Asset Allocation Portfolio (Class 2)                            523,220          11.54          6,038,100             6,427,281
 Blue Chip Growth Portfolio (Class 2)                          1,343,673           4.85          6,512,851             7,776,658
 Cash Management Portfolio (Class 2)                           4,022,088          10.81         43,487,340            43,953,770
 Corporate Bond Portfolio (Class 2)                            2,840,170          11.18         31,739,857            31,563,604
 Davis Venture Value Portfolio (Class 2)                       4,689,210          17.57         82,379,784            91,974,225
 "Dogs" of Wall Street Portfolio (Class 2)                     1,117,795           8.55          9,561,045            10,110,153
 Emerging Markets Portfolio (Class 2)                            493,268           6.12          3,017,366             3,153,743
 Federated Value Portfolio (Class 2)                           1,174,888          11.99         14,085,458            15,946,689
 Foreign Value Portfolio (Class 2)                               252,211           9.43          2,378,321             2,411,308
 Global Bond Portfolio (Class 2)                                 819,957          10.89          8,931,942             8,784,495
 Global Equities Portfolio (Class 2)                           1,038,626           8.18          8,490,769             9,804,041
 Goldman Sachs Research Portfolio (Class 2)                      647,021           5.24          3,391,016             3,705,977
 Growth-Income Portfolio (Class 2)                             1,805,162          17.32         31,264,685            36,533,869
 Growth Opportunities Portfolio (Class 2)                        810,059           3.54          2,869,011             3,391,825
 High-Yield Bond Portfolio (Class 2)                           2,811,496           5.52         15,518,738            16,982,529
 International Diversified Equities Portfolio (Class 2)        1,161,498           5.43          6,307,073             6,779,188
 International Growth and Income Portfolio (Class 2)           1,643,281           7.44         12,225,720            13,127,739
 Marsico Growth Portfolio (Class 2)                            2,310,114           7.64         17,649,384            19,326,228
 MFS Growth and Income Portfolio (Class 2)                     1,730,404           8.60         14,879,604            16,988,162
 MFS Mid-Cap Growth Portfolio (Class 2)                        3,867,569           5.78         22,343,790            30,453,662
 MFS Total Return Portfolio (Class 2)                          6,359,606          14.22         90,425,269            95,040,942
 Putnam Growth Portfolio (Class 2)                               748,211          11.26          8,426,746            10,081,945
 Real Estate Portfolio (Class 2)                                 987,410          11.18         11,040,704            11,051,575
 Small & Mid Cap Value Portfolio (Class 2)                       285,424          10.17          2,903,981             2,803,610
 SunAmerica Balanced Portfolio (Class 2)                       1,289,408          11.82         15,237,993            16,950,666
 Technology Portfolio (Class 2)                                1,985,112           1.79          3,544,791             4,953,823
 Telecom Utility Portfolio (Class 2)                             305,292           7.06          2,154,956             2,533,223
 Worldwide High Income Portfolio (Class 2)                       403,749           6.44          2,601,584             2,722,496
 Aggressive Growth Portfolio (Class 3)                            21,159           6.79            143,649               146,101
 Alliance Growth Portfolio (Class 3)                             116,288          13.96          1,623,657             1,689,069
 Asset Allocation Portfolio (Class 3)                             22,170          11.54            255,785               256,017
 Blue Chip Growth Portfolio (Class 3)                             31,364           4.85            151,984               159,272
 Cash Management Portfolio (Class 3)                             544,984          10.81          5,890,439             5,886,678
 Corporate Bond Portfolio (Class 3)                              175,966          11.17          1,965,978             1,923,121
 Davis Venture Value Portfolio (Class 3)                         240,988          17.56          4,232,590             4,202,807
 "Dogs" of Wall Street Portfolio (Class 3)                        31,618           8.55            270,372               271,330
 Emerging Markets Portfolio (Class 3)                             20,897           6.12            127,859               129,009
 Federated Value Portfolio (Class 3)                              73,706          11.99            883,424               902,682
 Foreign Value Portfolio (Class 3)                               285,254           9.43          2,690,488             2,697,046
 Global Bond Portfolio (Class 3)                                  26,474          10.89            288,310               284,529
 Global Equities Portfolio (Class 3)                              14,188           8.17            115,958               120,488
 Goldman Sachs Research Portfolio (Class 3)                        2,620           5.24             13,727                14,419

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                               Fair Value       Fair
                   Variable Accounts                            Shares          Per Share       Value                  Cost
--------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST (continued):
 Growth-Income Portfolio (Class 3)                                81,774          17.32     $    1,415,931        $    1,469,761
 Growth Opportunities Portfolio (Class 3)                         55,113           3.54            195,143               204,145
 High-Yield Bond Portfolio (Class 3)                             242,676           5.52          1,339,542             1,325,440
 International Diversified Equities Portfolio (Class 3)          277,469           5.43          1,506,305             1,485,694
 International Growth and Income Portfolio (Class 3)             129,123           7.44            960,599               969,549
 Marsico Growth Portfolio (Class 3)                               99,147           7.64            757,390               788,767
 MFS Growth and Income Portfolio (Class 3)                        92,946           8.60            799,034               798,756
 MFS Mid-Cap Growth Portfolio (Class 3)                          257,106           5.78          1,484,978             1,489,671
 MFS Total Return Portfolio (Class 3)                            253,172          14.22          3,598,858             3,602,879
 Putnam Growth Portfolio (Class 3)                                38,845          11.26            437,384               459,900
 Real Estate Portfolio (Class 3)                                  38,146          11.18            426,417               414,571
 Small & Mid Cap Value Portfolio (Class 3)                       174,409          10.18          1,774,785             1,725,643
 SunAmerica Balanced Portfolio (Class 3)                          26,538          11.81            313,544               318,396
 Technology Portfolio (Class 3)                                  141,651           1.79            252,890               276,255
 Telecom Utility Portfolio (Class 3)                                  46           7.06                322                   304
 Worldwide High Income Portfolio (Class 3)                            48           6.44                310                   296

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
 Comstock Portfolio                                            7,615,373           9.07        $69,071,417        $   78,115,663
 Emerging Growth Portfolio                                       560,374          19.05         10,675,131            13,213,691
 Growth and Income Portfolio                                   4,064,792          13.45         54,671,463            58,869,037

WM VARIABLE TRUST:
 Balanced Portfolio (Class A)                                  4,529,545          12.42     $   56,256,951        $   58,810,197
 Conservative Balanced Portfolio (Class A)                       544,030           9.73          5,293,412             5,316,425
 Conservative Growth Portfolio (Class A)                       2,535,332          12.16         30,829,627            33,594,777
 Equity Income Fund (Class A)                                    833,554          11.01          9,177,433             9,809,600
 Flexible Income Portfolio (Class A)                           1,102,630          12.41         13,683,644            13,375,879
 Growth & Income Fund (Class A)                                  252,581          13.45          3,397,213             3,853,714
 Growth Fund (Class A)                                           103,022           9.32            960,165             1,160,369
 West Coast Equity Fund (Class A)                                400,980          12.69          5,088,442             5,718,783
 Income Fund (Class A)                                           490,898          10.79          5,296,791             5,099,126
 International Growth Fund (Class A)                              11,322           8.51             96,349               104,938
 Mid Cap Stock Fund (Class A)                                    134,469          11.49          1,545,047             1,634,348
 Money Market Fund (Class A)                                   4,192,292           1.00          4,192,292             4,192,292
 Short Term Income Fund (Class A)                                769,137           2.65          2,038,212             1,991,412
 Small Cap Stock Portfolio (Class A)                              87,886           5.49            482,497               645,220
 Strategic Growth Portfolio (Class A)                            503,300          12.55          6,316,415             7,154,162
 U.S. Government Securities Fund (Class A)                     1,259,062          11.05         13,912,635            13,566,783
 Balanced Portfolio (Class B)                                  2,424,525          12.39         30,039,868            31,444,652
 Conservative Balanced Portfolio (Class B)                       215,887           9.71          2,096,260             2,096,969
 Conservative Growth Portfolio (Class B)                       1,147,270          12.13         13,916,380            15,240,842
 Equity Income Fund (Class B)                                    493,221          10.99          5,420,503             5,878,951
 Flexible Income Portfolio (Class B)                             737,963          12.38          9,135,987             8,942,862
 Growth & Income Fund (Class B)                                   96,908          13.42          1,300,502             1,464,164
 Growth Fund (Class B)                                            66,831           9.30            621,532               750,917
 West Coast Equity Fund (Class B)                                182,629          12.67          2,313,911             2,641,284
 Income Fund (Class B)                                           760,435          10.77          8,189,881             7,912,487
 International Growth Fund (Class B)                              11,007           8.49             93,445               107,515
 Mid Cap Stock Fund (Class B)                                     59,066          11.46            676,899               728,343
 Money Market Fund (Class B)                                   4,680,826           1.00          4,680,826             4,680,826
 Short Term Income Fund (Class B)                                449,299           2.64          1,186,149             1,167,963
 Small Cap Stock Portfolio (Class B)                              42,711           5.47            233,628               361,966
 Strategic Growth Portfolio (Class B)                            184,933          12.54          2,319,061             2,590,139
 U.S. Government Securities Fund (Class B)                     1,112,637          11.02         12,261,264            11,995,331

NATIONS SEPARATE ACCOUNT TRUST (Class B):
 Nations Asset Allocation Portfolio                               39,786           8.05     $      320,275        $      355,373
 Nations Capital Growth Portfolio                                 67,371           7.04            474,292               543,121
 Nations High Yield Bond Portfolio                               632,890           8.45          5,347,918             5,646,089
 Nations International Value Portfolio                           781,034           6.85          5,350,084             6,334,264
 Nations Marsico Focused Equities Portfolio                      642,568          11.39          7,318,854             8,186,824
 Nations Marsico Growth Portfolio                                137,716          11.28          1,553,431             1,787,924
 Nations Marsico 21st Century Portfolio                           62,552           5.71            357,174               375,772
 Nations Marsico International Opportunities Portfolio            16,832           9.67            162,764               167,610
 Nations MidCap Growth Portfolio                                 148,148           5.57            825,185               990,400
 Nations Small Company Portfolio                                 231,202           7.15          1,653,094             1,953,317
 Nations Value Portfolio                                         185,871           8.15          1,514,847             1,780,974

ANCHOR PATHWAY FUND (Class A):
 Growth Series                                                22,867,944          20.20     $  461,949,416        $  820,263,920
 International Series                                         16,192,341           6.39        103,399,320           178,033,450
 Growth-Income Series                                         30,375,840          16.43        499,046,074           765,511,009
 Asset Allocation Series                                       8,649,180           8.93         77,262,301           106,037,227
 High-Yield Bond Series                                        6,217,792           7.58         47,100,049            64,020,906
 U.S. Government/AAA-Rated Securities Series                   6,747,891          10.96         73,975,247            74,124,744
 Cash Management Series                                        4,072,739          10.38         42,259,574            43,852,426

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                           923,810          12.18     $   11,252,004        $   11,328,062
 Global Growth Fund                                              470,486          11.32          5,325,902             5,281,219
 Growth Fund                                                     386,874          33.29         12,879,034            13,255,719
 Growth-Income Fund                                              848,956          25.52         21,665,364            21,681,443

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth & Income Portfolio                                     1,056,318          18.83     $   19,890,469        $   20,742,727
 Mid Cap Value Portfolio                                       1,059,364          13.86         14,682,783            15,236,156

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002

                                                          Government                                                    Government
                                            Capital          and                            Natural       Capital          and
                                         Appreciation    Quality Bond       Growth         Resources    Appreciation   Quality Bond
                                          Portfolio       Portfolio       Portfolio        Portfolio     Portfolio       Portfolio
                                          (Class 1)       (Class 1)       (Class 1)        (Class 1)     (Class 2)       (Class 2)
                                        --------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $  21,659,673   $   1,438,579    $    585,091   $         0   $   2,437,532
                                        --------------------------------------------------------------------------------------------
        Total investment income                     0      21,659,673       1,438,579         585,091             0       2,437,532
                                        --------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge     (13,640,049)     (7,655,620)     (5,588,035)       (940,876)     (542,807)       (759,424)
    Distribution expense charge            (1,489,867)       (835,084)       (610,367)       (102,699)      (56,217)        (79,165)
                                        --------------------------------------------------------------------------------------------
        Total expenses                    (15,129,916)     (8,490,704)     (6,198,402)     (1,043,575)     (599,024)       (838,589)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)              (15,129,916)     13,168,969      (4,759,823)       (458,484)     (599,024)      1,598,943
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             307,873,640     147,018,269     115,625,935      24,810,755     4,637,285      19,437,100
    Cost of shares sold                  (476,853,754)   (142,160,756)   (168,162,352)    (24,809,907)   (5,390,209)    (19,362,991)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (168,980,114)      4,857,513     (52,536,417)            848      (752,924)         74,109
Realized gain distributions                         0               0               0       3,470,720             0               0
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses)              (168,980,114)      4,857,513     (52,536,417)      3,471,568      (752,924)         74,109
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation)
  of investments:
    Beginning of period                  (420,255,340)      9,729,684    (122,026,983)         71,498       370,907        (115,793)
    End of period                        (526,904,526)     32,199,023    (180,095,751)     (1,093,895)   (8,090,380)      2,187,299
                                        --------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation
    (depreciation) of investments        (106,649,186)     22,469,339     (58,068,768)     (1,165,393)   (8,461,287)      2,303,092
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations
                                        $(290,759,216)  $  40,495,821   $(115,365,008)   $  1,847,691   $(9,813,235)  $   3,976,144
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                  (Continued)

                                                                                          Government
                                                           Natural          Capital          and                          Natural
                                            Growth        Resources      Appreciation    Quality Bond      Growth        Resources
                                          Portfolio       Portfolio        Portfolio      Portfolio      Portfolio       Portfolio
                                          (Class 2)       (Class 2)      (Class 3)(1)   (Class 3) (1)  (Class 3) (1)   (Class 3) (1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $      58,148   $      29,480   $           0    $          0   $         0   $           0
                                        --------------------------------------------------------------------------------------------
        Total investment income                58,148          29,480               0               0             0               0
                                        --------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (274,911)        (45,376)         (4,814)         (8,823)       (3,122)           (145)
    Distribution expense charge               (28,668)         (4,680)           (895)         (1,616)         (568)            (26)
                                        --------------------------------------------------------------------------------------------
        Total expenses                       (303,579)        (50,056)         (5,709)        (10,439)       (3,690)           (171)
                                        --------------------------------------------------------------------------------------------

Net investment income (loss)                 (245,431)        (20,576)         (5,709)        (10,439)       (3,690)           (171)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold               3,672,163       1,896,654          27,945          28,521        16,458           3,369
    Cost of shares sold                    (4,243,287)     (1,992,750)        (27,430)        (28,440)      (15,542)         (3,273)
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (571,124)        (96,096)            515              81           916              96
Realized gain distributions                         0         211,016               0               0             0               0
                                        --------------------------------------------------------------------------------------------

Net realized gains (losses)                  (571,124)        114,920             515              81           916              96
                                        --------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       219,757          45,004               0               0             0               0
    End of period                          (4,102,903)       (105,996)        (74,900)         99,282        (4,153)          5,300
                                        --------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (4,322,660)       (151,000)        (74,900)         99,282        (4,153)          5,300
                                        --------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $  (5,139,215)  $     (56,656)  $     (80,094)   $     88,924   $    (6,927)  $       5,225
                                        ============================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          Aggressive       Alliance         Asset        Blue Chip         Cash          Corporate
                                            Growth          Growth       Allocation       Growth        Management          Bond
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     484,019   $   2,992,957   $ 15,257,313   $     57,426   $  11,801,207   $  12,987,302
                                        -------------------------------------------------------------------------------------------
        Total investment income               484,019       2,992,957     15,257,313         57,426      11,801,207      12,987,302
                                        -------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk charge      (2,419,573)    (16,985,283)    (5,893,485)      (307,664)     (5,257,081)     (2,934,158)
    Distribution expense charge              (264,318)     (1,856,458)      (644,746)       (33,346)       (573,801)       (320,081)
                                        -------------------------------------------------------------------------------------------
        Total expenses                     (2,683,891)    (18,841,741)    (6,538,249)      (341,010)     (5,830,882)     (3,254,239)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)               (2,199,872)    (15,848,784)     8,719,064       (283,584)      5,970,325       9,733,063
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold              97,228,440     437,023,779     84,235,391     10,687,802   1,001,547,962      65,874,420
    Cost of shares sold                  (172,838,333)   (726,921,531)   (96,375,672)   (14,629,841) (1,007,788,133)    (67,372,234)
                                        -------------------------------------------------------------------------------------------
Net realized gains (losses) from
  securities transactions                 (75,609,893)   (289,897,752)   (12,140,281)    (3,942,039)     (6,240,171)     (1,497,814)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (75,609,893)   (289,897,752)   (12,140,281)    (3,942,039)     (6,240,171)     (1,497,814)
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                  (162,890,586)   (594,689,337)   (34,624,326)    (4,663,474)     (5,485,989)     (5,385,675)
    End of period                        (140,041,163)   (797,188,671)   (73,933,055)    (8,835,384)     (5,858,352)     (2,192,997)
                                        -------------------------------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments          22,849,423    (202,499,334)   (39,308,729)    (4,171,910)       (372,363)      3,192,678
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $ (54,960,342)  $(508,245,870)  $(42,729,946)  $ (8,397,533)  $    (642,209)  $  11,427,927
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                            Davis
                                           Venture        "Dogs" of        Emerging      Federated       Global           Global
                                            Value        Wall Street       Markets         Value          Bond           Equities
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)       (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $  10,173,166   $   1,833,266   $    170,623   $  2,007,548   $   1,884,431   $           0
                                        -------------------------------------------------------------------------------------------
        Total investment income            10,173,166       1,833,266        170,623      2,007,548       1,884,431               0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge     (24,292,624)     (1,407,891)      (968,056)    (2,629,195)     (1,597,795)     (3,824,833)
    Distribution expense charge            (2,653,484)       (153,604)      (105,772)      (287,205)       (174,259)       (418,352)
                                        -------------------------------------------------------------------------------------------
        Total expenses                    (26,946,108)     (1,561,495)    (1,073,828)    (2,916,400)     (1,772,054)     (4,243,185)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)              (16,772,942)        271,771       (903,205)      (908,852)        112,377      (4,243,185)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold             403,040,646      53,291,500     49,773,106     64,712,342      38,503,681     203,180,829
    Cost of shares sold                  (468,143,799)    (55,877,993)   (55,962,157)   (76,237,333)    (39,578,103)   (292,556,152)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (65,103,153)     (2,586,493)    (6,189,051)   (11,524,991)     (1,074,422)    (89,375,323)
Realized gain distributions                         0               0              0              0       1,510,192               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (65,103,153)     (2,586,493)    (6,189,051)   (11,524,991)        435,770     (89,375,323)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                   (64,226,683)        777,508    (11,426,304)    (7,383,916)     (4,778,258)   (113,948,527)
    End of period                        (354,237,851)     (7,760,137)   (11,412,078)   (41,721,636)       (592,565)   (115,831,982)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments        (290,011,168)     (8,537,645)        14,226    (34,337,720)      4,185,693      (1,883,455)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $(371,887,263)  $ (10,852,367)  $ (7,078,030)  $(46,771,563)  $   4,733,840   $ (95,501,963)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                            Goldman                                                                    International
                                             Sachs         Growth-           Growth     High-Yield     Diversified    International
                                           Research         Income       Opportunities     Bond          Equities    Growth & Income
                                          Portfolio       Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                          (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)        (Class 1)
                                        --------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $           0   $   7,807,268   $          0   $ 26,668,738   $           0   $   1,124,421
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0       7,807,268              0     26,668,738               0       1,124,421
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (334,557)    (13,494,957)      (285,510)    (2,665,754)     (2,413,196)     (2,880,080)
    Distribution expense charge               (36,278)     (1,475,066)       (31,043)      (291,229)       (263,849)       (314,339)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (370,835)    (14,970,023)      (316,553)    (2,956,983)     (2,677,045)     (3,194,419)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (370,835)     (7,162,755)      (316,553)    23,711,755      (2,677,045)     (2,069,998)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold              14,905,241     264,607,584     15,727,467    131,889,072     400,158,167     177,934,853
    Cost of shares sold                   (22,949,165)   (328,022,153)   (26,483,156)   172,298,780)   (447,775,064)   (216,850,212)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                  (8,043,924)    (63,414,569)   (10,755,689)   (40,409,708)    (47,616,897)    (38,915,359)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                (8,043,924)    (63,414,569)   (10,755,689)   (40,409,708)    (47,616,897)    (38,915,359)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                    (9,314,803)    (82,894,452)    (9,515,842)   (66,946,440)    (64,571,501)    (49,240,003)
    End of period                         (10,003,636)   (269,155,715)   (10,731,629)   (63,882,869)    (70,752,273)    (59,040,860)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (688,833)   (186,261,263)    (1,215,787)     3,063,571      (6,180,772)     (9,800,857)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $  (9,103,592)  $(256,838,587)  $(12,288,029)  $(13,634,382)  $ (56,474,714)  $ (50,786,214)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                             MFS            MFS
                                           Marsico        Growth and      Mid-Cap          MFS           Putnam           Real
                                           Growth           Income        Growth       Total Return      Growth          Estate
                                          Portfolio       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $       4,958   $  1,894,505   $           0   $  9,326,094   $     526,117   $   2,493,814
                                        -------------------------------------------------------------------------------------------
        Total investment income                 4,958      1,894,505               0      9,326,094         526,117       2,493,814
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (451,024)    (3,404,630)     (2,403,810)    (6,406,839)     (4,484,553)     (1,287,267)
   Distribution expense charge                (48,674)      (371,589)       (261,430)      (696,990)       (490,352)       (140,689)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (499,698)    (3,776,219)     (2,665,240)    (7,103,829)     (4,974,905)     (1,427,956)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (494,740)    (1,881,714)     (2,665,240)     2,222,265      (4,448,788)      1,065,858
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                7,095,613     59,917,090      73,974,612     37,337,376     104,593,359      40,545,981
   Cost of shares sold                     (7,538,287)   (84,590,176)   (155,567,456)   (38,608,364)   (166,385,206)    (39,336,886)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (442,674)   (24,673,086)    (81,592,844)    (1,270,988)    (61,791,847)      1,209,095
Realized gain distributions                         0              0               0      5,866,222               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (442,674)   (24,673,086)    (81,592,844)     4,595,234     (61,791,847)      1,209,095
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                       (160,142)   (61,255,097)   (113,420,868)    10,604,597    (140,333,540)      3,495,475
   End of period                           (5,874,592)   (98,836,251)   (159,943,349)   (27,841,298)   (183,857,229)      3,189,117
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments           (5,714,450)   (37,581,154)    (46,522,481)   (38,445,895)    (43,523,689)       (306,358)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                      $  (6,651,864)  $(64,135,954)  $(130,780,565)  $(31,628,396)  $(109,764,324)  $   1,968,595
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          SunAmerica                      Telecom        Worldwide      Aggressive       Alliance
                                           Balanced       Technology      Utility       High Income       Growth          Growth
                                          Portfolio       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                          (Class 1)       (Class 1)      (Class 1)       (Class 1)      (Class 2)       (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $   6,517,496   $           0  $   4,631,970   $  9,484,328   $      12,469   $      61,795
                                        -------------------------------------------------------------------------------------------
        Total investment income             6,517,496               0      4,631,970      9,484,328          12,469          61,795
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge       (3,740,276)       (332,126)      (715,526)      (980,720)        (67,879)       (404,622)
   Distribution expense charge               (408,808)        (36,027)       (78,175)      (107,302)         (7,133)        (42,418)
                                        -------------------------------------------------------------------------------------------
        Total expenses                     (4,149,084)       (368,153)      (793,701)    (1,088,022)        (75,012)       (447,040)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                2,368,412        (368,153)     3,838,269      8,396,306         (62,543)       (385,245)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold               81,016,328      17,818,088     24,104,460     24,014,304       2,222,089       6,557,499
   Cost of shares sold                   (104,216,042)    (40,012,218)   (38,374,718)   (34,453,220)     (2,463,115)     (7,835,164)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (23,199,714)    (22,194,130)   (14,270,258)   (10,438,916)       (241,026)     (1,277,665)
Realized gain distributions                         0               0              0              0               0               0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)               (23,199,714)    (22,194,130)   (14,270,258)   (10,438,916)       (241,026)     (1,277,665)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                    (55,465,347)    (28,708,947)   (20,785,898)   (30,526,215)       (108,267)        220,968
   End of period                          (85,839,447)    (25,117,336)   (26,888,576)   (30,406,392)     (1,233,096)     (9,130,845)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments         (30,374,100)      3,591,611     (6,102,678)       119,823      (1,124,829)     (9,351,813)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $ (51,205,402)  $ (18,970,672) $ (16,534,667)  $ (1,922,787)  $  (1,428,398)  $ (11,014,723)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                             Asset        Blue Chip         Cash          Corporate         Davis        "Dogs" of
                                          Allocation       Growth         Management         Bond       Venture Value   Wall Street
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     178,811   $      11,555   $   1,237,438   $   1,519,097   $     374,048   $   128,133
                                        -------------------------------------------------------------------------------------------
        Total investment income               178,811          11,555       1,237,438       1,519,097         374,048       128,133
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (50,903)        (63,699)       (422,610)       (276,241)       (776,805)      (83,009)
   Distribution expense charge                 (5,013)         (6,664)        (44,052)        (28,739)        (81,235)       (8,535)
                                        -------------------------------------------------------------------------------------------
        Total expenses                        (55,916)        (70,363)       (466,662)       (304,980)       (858,040)      (91,544)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  122,895         (58,808)        770,776       1,214,117        (483,992)       36,589
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                  391,066       1,176,905     102,659,218       6,807,426       4,505,902     3,046,380
   Cost of shares sold                       (382,393)     (1,404,146)   (103,135,503)     (7,004,659)     (5,187,136)   (3,276,578)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                       8,673        (227,241)       (476,285)       (197,233)       (681,234)     (230,198)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                     8,673        (227,241)       (476,285)       (197,233)       (681,234)     (230,198)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                           402          22,458         (59,978)        (96,807)        (39,519)       67,454
    End of period                            (389,181)     (1,263,807)       (466,430)        176,253      (9,594,441)     (549,108)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (389,583)     (1,286,265)       (406,452)        273,060      (9,554,922)     (616,562)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $    (258,015)  $  (1,572,314)  $    (111,961)  $   1,289,944   $ (10,720,148)  $  (810,171)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          Emerging        Federated        Foreign         Global          Global      Goldman Sachs
                                           Markets          Value           Value           Bond          Equities       Research
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)     (Class 2) (2)     (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $       4,648   $     128,139   $       6,991   $     107,998   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                 4,648         128,139           6,991         107,998               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge          (30,512)       (142,468)         (4,425)        (76,705)        (86,770)      (34,823)
   Distribution expense charge                 (3,185)        (14,714)           (466)         (7,997)         (9,101)       (3,623)
                                        -------------------------------------------------------------------------------------------
        Total expenses                        (33,697)       (157,182)         (4,891)        (84,702)        (95,871)      (38,446)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  (29,049)        (29,043)          2,100          23,296         (95,871)      (38,446)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                5,539,817       3,057,131          57,978       1,713,219       4,815,926     3,344,748
   Cost of shares sold                     (5,678,552)     (3,434,738)        (57,778)     (1,710,340)     (5,289,852)   (3,674,210)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (138,735)       (377,607)            200           2,879        (473,926)     (329,462)
Realized gain distributions                         0               0               0          91,021               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (138,735)       (377,607)            200          93,900        (473,926)     (329,462)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
   Beginning of period                         23,525         117,530               0         (32,811)         30,542        31,028
   End of period                             (136,377)     (1,861,231)        (32,987)        147,447      (1,313,272)     (314,961)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments            (159,902)     (1,978,761)        (32,987)        180,258      (1,343,814)     (345,989)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $    (327,686)  $ ( 2,385,411)  $     (30,687)  $     297,454   $  (1,913,611)  $  (713,897)
                                        ===========================================================================================

    (2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                                                         International   International
                                           Growth-          Growth        High-Yield      Diversified       Growth         Marsico
                                           Income       Opportunities        Bond          Equities       and Income       Growth
                                          Portfolio       Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     221,048   $           0   $   1,655,326   $           0   $      51,070   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income               221,048               0       1,655,326               0          51,070             0
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (321,430)        (30,636)       (129,859)        (57,739)       (115,430)     (143,044)
   Distribution expense charge                (33,638)         (3,206)        (13,376)         (5,995)        (12,004)      (15,043)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (355,068)        (33,842)       (143,235)        (63,734)       (127,434)     (158,087)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                 (134,020)        (33,842)      1,512,091         (63,734)        (76,364)     (158,087)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                4,398,908       3,007,846       9,012,115      29,472,981      24,751,833     1,903,367
   Cost of shares sold                     (5,102,975)     (3,528,170)     (9,609,006)    (30,232,325)    (25,733,507)   (1,978,758)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (704,067)       (520,324)       (596,891)       (759,344)       (981,674)      (75,391)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (704,067)       (520,324)       (596,891)       (759,344)       (981,674)      (75,391)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       109,617          28,783         (80,843)         (3,257)         32,944       108,277
    End of period                          (5,269,184)       (522,814)     (1,463,791)       (472,115)       (902,019)   (1,676,844)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (5,378,801)       (551,597)     (1,382,948)       (468,858)       (934,963)   (1,785,121)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  (6,216,888)  $  (1,105,763)  $    (467,748)  $  (1,291,936)  $  (1,993,001)  $(2,018,599)
                                        ===========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          MFS Growth      MFS Mid-Cap     MFS Total        Putnam           Real        Small & Mid
                                          and Income        Growth         Return          Growth          Estate        Cap Value
                                           Portfolio      Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                           (Class 2)      (Class 2)       (Class 2)       (Class 2)       (Class 2)    (Class 2) (2)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $      93,019   $           0   $   1,299,129   $       6,553   $     207,627   $     1,528
                                        -------------------------------------------------------------------------------------------
        Total investment income                93,019               0       1,299,129           6,553         207,627         1,528
                                        -------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk charge         (138,046)       (229,879)       (772,820)        (91,239)        (89,577)       (6,995)
   Distribution expense charge                (14,460)        (23,916)        (80,706)         (9,597)         (9,268)         (727)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (152,506)       (253,795)       (853,526)       (100,836)        (98,845)       (7,722)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                  (59,487)       (253,795)        445,603         (94,283)        108,782        (6,194)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
   Proceeds from shares sold                1,648,020       4,267,751       5,217,193       2,464,516       3,528,906        92,062
   Cost of shares sold                     (1,873,479)     (5,566,799)     (5,521,239)     (2,759,001)     (3,634,058)      (88,891)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (225,459)     (1,299,048)       (304,046)       (294,485)       (105,152)        3,171
Realized gain distributions                         0               0         853,468               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (225,459)     (1,299,048)        549,422        (294,485)       (105,152)        3,171
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                         7,092         136,095         173,836          19,424          36,092             0
    End of period                          (2,108,558)     (8,109,872)     (4,615,673)     (1,655,199)        (10,871)      100,371
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (2,115,650)     (8,245,967)     (4,789,509)     (1,674,623)        (46,963)      100,371
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  (2,400,596)  $  (9,798,810)  $  (3,794,484)  $  (2,063,391)  $     (43,333)  $    97,348
                                        ===========================================================================================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                          SunAmerica                       Telecom        Worldwide       Aggressive     Alliance
                                           Balanced       Technology       Utility       High Income        Growth        Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                          (Class 2)       (Class 2)       (Class 2)       (Class 2)     (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $     327,010   $           0   $     172,568   $     228,087   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income               327,010               0         172,568         228,087               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge        (138,954)        (40,128)        (20,230)        (22,619)           (125)       (2,261)
    Distribution expense charge               (14,503)         (4,163)         (2,093)         (2,313)            (24)         (415)
                                        -------------------------------------------------------------------------------------------
        Total expenses                       (153,457)        (44,291)        (22,323)        (24,932)           (149)       (2,676)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                 173,553         (44,291)        150,245         203,155            (149)       (2,676)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold               1,738,923       1,283,790         880,104       1,129,364             341        41,744
    Cost of shares sold                    (1,888,235)     (1,706,323)     (1,046,632)     (1,210,195)           (342)      (39,109)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (149,312)       (422,533)       (166,528)        (80,831)             (1)        2,635
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                  (149,312)       (422,533)       (166,528)        (80,831)             (1)        2,635
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                       (13,506)         95,009         (24,097)          2,867               0             0
    End of period                          (1,712,673)     (1,409,032)       (378,267)       (120,912)         (2,452)      (65,412)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments          (1,699,167)     (1,504,041)       (354,170)       (123,779)         (2,452)      (65,412)
                                        -------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations                            $  (1,674,926)  $  (1,970,865)  $    (370,453)  $      (1,455)  $      (2,602)  $   (65,453)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                              Asset        Blue Chip          Cash         Corporate        Davis       "Dogs" of
                                           Allocation       Growth         Management        Bond       Venture Value  Wall Street
                                           Portfolio       Portfolio       Portfolio       Portfolio      Portfolio     Portfolio
                                         (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
   Dividends                            $          10   $           0   $           0   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                    10               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge            (391)           (204)         (5,346)         (1,907)         (5,416)         (262)
    Distribution expense charge                   (64)            (40)           (981)           (367)         (1,002)          (48)
                                        -------------------------------------------------------------------------------------------
        Total expenses                           (455)           (244)         (6,327)         (2,274)         (6,418)         (310)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                    (445)           (244)         (6,327)         (2,274)         (6,418)         (310)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                   1,300          13,660         528,197          73,376          55,716        15,627
    Cost of shares sold                        (1,283)        (13,694)       (527,940)        (73,325)        (55,486)      (15,132)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                          17             (34)            257              51             230           495
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                        17             (34)            257              51             230           495
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                                (232)         (7,288)          3,761          42,857          29,783          (958)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                (232)         (7,288)          3,761          42,857          29,783          (958)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $        (660)  $      (7,566)  $      (2,309)  $      40,634   $      23,595   $      (773)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                           Emerging       Federated        Foreign         Global           Global     Goldman Sachs
                                           Markets          Value           Value           Bond           Equities      Research
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                        (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                        -------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $           0   $       6,946   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0               0           6,946               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge            (124)         (1,004)         (3,819)           (386)           (177)          (60)
    Distribution expense charge                   (22)           (191)           (701)            (75)            (33)          (10)
                                        -------------------------------------------------------------------------------------------
        Total expenses                           (146)         (1,195)         (4,520)           (461)           (210)          (70)
                                        -------------------------------------------------------------------------------------------

 Net investment income (loss)                    (146)         (1,195)          2,426            (461)           (210)          (70)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                   1,095           3,374          42,558          23,581          36,994        24,715
    Cost of shares sold                        (1,090)         (3,352)        (40,852)        (23,400)        (35,918)      (25,299)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                           5              22           1,706             181           1,076          (584)
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                         5              22           1,706             181           1,076          (584)
                                        -------------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                              (1,150)        (19,258)         (6,558)          3,781          (4,530)         (692)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments              (1,150)        (19,258)         (6,558)          3,781          (4,530)         (692)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $      (1,291)  $     (20,431)  $      (2,426)  $       3,501   $      (3,664)  $    (1,346)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31,2002
                                   (continued)

                                                                                        International   International
                                           Growth-         Growth         High-Yield     Diversified        Growth        Marsico
                                           Income       Opportunities        Bond         Equities        and Income       Growth
                                          Portfolio       Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                        (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                        --------------------------------------------------------------------------------------------
Investment income:
    Dividends                           $           0   $           0   $           0   $           0   $           0   $         0
                                        -------------------------------------------------------------------------------------------
        Total investment income                     0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Expenses:
    Mortality and expense risk charge          (1,527)           (276)         (1,229)         (2,217)         (1,066)         (922)
    Distribution expense charge                  (287)            (50)           (215)           (399)           (207)         (170)
                                        -------------------------------------------------------------------------------------------
        Total expenses                         (1,814)           (326)         (1,444)         (2,616)         (1,273)       (1,092)
                                        -------------------------------------------------------------------------------------------

Net investment income (loss)                   (1,814)           (326)         (1,444)         (2,616)         (1,273)       (1,092)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
    Proceeds from shares sold                  38,147             270          31,959          10,114          66,322        55,632
    Cost of shares sold                       (38,143)           (263)        (31,342)        (10,012)        (64,899)      (55,222)
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                           4               7             617             102           1,423           410
Realized gain distributions                         0               0               0               0               0             0
                                        -------------------------------------------------------------------------------------------

Net realized gains (losses)                         4               7             617             102           1,423           410
                                        -------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                             0               0               0               0               0             0
    End of period                             (53,830)         (9,002)         14,102          20,611          (8,950)      (31,377)
                                        -------------------------------------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments             (53,830)         (9,002)         14,102          20,611          (8,950)      (31,377)
                                        -------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
  operations                            $     (55,640)  $      (9,321)  $      13,275   $      18,097   $      (8,800)  $   (32,059)
                                        ===========================================================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               MFS Growth         MFS Mid-Cap           MFS Total
                                                               and Income           Growth              Return
                                                                Portfolio          Portfolio           Portfolio
                                                              (Class 3) (1)      (Class 3) (1)       (Class 3) (1)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $          0        $          0
                                                              ---------------------------------------------------
         Total investment income                                         0                  0                   0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (1,112)            (2,083)             (4,048)
     Distribution expense charge                                      (203)              (383)               (762)
                                                              ---------------------------------------------------
         Total expenses                                             (1,315)            (2,466)             (4,810)
                                                              ---------------------------------------------------

Net investment income (loss)                                        (1,315)            (2,466)             (4,810)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      10,314              3,608              78,666
     Cost of shares sold                                            (9,892)            (3,443)            (79,083)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               422                165                (417)
Realized gain distributions                                              0                  0                   0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            422                165                (417)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                  0                   0
     End of period                                                     278             (4,693)             (4,021)
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                      278             (4,693)             (4,021)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $       (615)      $     (6,994)       $     (9,248)
                                                              ===================================================

                                                                 Putnam               Real           Small & Mid
                                                                 Growth              Estate           Cap Value
                                                                Portfolio           Portfolio         Portfolio
                                                              (Class 3) (1)       (Class 3) (1)      (Class 3) (1)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0        $          0       $        526
                                                              ---------------------------------------------------
         Total investment income                                         0                   0                526
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (499)               (501)            (2,278)
     Distribution expense charge                                       (95)                (91)              (419)
                                                              ---------------------------------------------------
         Total expenses                                               (594)               (592)            (2,697)
                                                              ---------------------------------------------------

Net investment income (loss)                                          (594)               (592)            (2,171)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       4,045               5,061             37,213
     Cost of shares sold                                            (4,124)             (4,923)           (36,275)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               (79)                138                938
Realized gain distributions                                              0                   0                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            (79)                138                938
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                   0                  0
     End of period                                                 (22,516)             11,846             49,142
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                   (22,516)             11,846             49,142
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $    (23,189)       $     11,392       $     47,909
                                                              ===================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               SunAmerica                              Telecom
                                                                Balanced          Technology           Utility
                                                                Portfolio          Portfolio           Portfolio
                                                              (Class 3) (1)      (Class 3) (1)       (Class 3) (3)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $           0       $          0
                                                              ---------------------------------------------------
         Total investment income                                         0                   0                  0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (312)               (341)                (2)
     Distribution expense charge                                       (56)                (63)                 0
                                                              ---------------------------------------------------
         Total expenses                                               (368)               (404)                (2)
                                                              ---------------------------------------------------

Net investment income (loss)                                          (368)               (404)                (2)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       9,092              27,380              2,328
     Cost of shares sold                                            (9,127)            (31,395)            (2,233)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions               (35)             (4,015)                95
Realized gain distributions                                              0                   0                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                            (35)             (4,015)                95
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0                   0                  0
     End of period                                                  (4,852)            (23,365)                18
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                    (4,852)            (23,365)                18
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $     (5,255)      $     (27,784)      $        111
                                                              ===================================================

                                                                Worldwide                              Emerging
                                                               High Income          Comstock            Growth
                                                                Portfolio           Portfolio          Portfolio
                                                              (Class 3) (3)        (Class II)         (Class II)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $          0       $     123,439        $     2,149
                                                              ---------------------------------------------------
         Total investment income                                         0             123,439              2,149
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                                  (2)           (604,781)           (98,449)
     Distribution expense charge                                         0             (64,898)           (10,477)
                                                              ---------------------------------------------------
         Total expenses                                                 (2)           (669,679)          (108,926)
                                                              ---------------------------------------------------

Net investment income (loss)                                            (2)           (546,240)          (106,777)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       2,229          10,012,616          1,882,155
     Cost of shares sold                                            (2,170)        (11,785,302)        (2,158,142)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions                59          (1,772,686)          (275,987)
Realized gain distributions                                              0             252,038                  0
                                                              ---------------------------------------------------

Net realized gains (losses)                                             59          (1,520,648)          (275,987)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0             103,027             10,892
     End of period                                                      14          (9,044,246)        (2,538,560)
                                                              ---------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                        14          (9,147,273)        (2,549,452)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $         71       $ (11,214,161)       $(2,932,216)
                                                              ===================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Growth and                            Conservative
                                                                 Income           Balanced             Balanced
                                                               Portfolio          Portfolio           Portfolio
                                                               (Class II)         (Class A)           (Class A)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $     68,280        $   715,842        $     22,046
                                                              ---------------------------------------------------
         Total investment income                                    68,280            715,842              22,046
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (385,857)          (469,977)            (41,827)
     Distribution expense charge                                   (41,950)           (50,126)             (4,587)
                                                              ---------------------------------------------------
         Total expenses                                           (427,807)          (520,103)            (46,414)
                                                              ---------------------------------------------------

Net investment income (loss)                                      (359,527)           195,739             (24,368)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   3,344,711          5,169,162             239,216
     Cost of shares sold                                        (3,681,713)        (5,506,913)           (246,839)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions          (337,002)          (337,751)             (7,623)
Realized gain distributions                                              0                  0               4,473
                                                              ---------------------------------------------------

Net realized gains (losses)                                       (337,002)          (337,751)             (3,150)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            63,470            189,774               8,299
     End of period                                              (4,197,574)        (2,553,246)            (23,013)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (4,261,044)        (2,743,020)            (31,312)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $ (4,957,573)       $(2,885,032)       $    (58,830)
                                                              ===================================================

                                                              Conservative
                                                                 Growth          Equity Income     Flexible Income
                                                                Portfolio            Fund             Portfolio
                                                                (Class A)          (Class A)          (Class A)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $    567,750       $     103,827     $        49,676
                                                              ----------------------------------------------------
         Total investment income                                   567,750             103,827              49,676
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (261,629)            (68,717)           (110,911)
     Distribution expense charge                                   (27,699)             (7,498)            (11,849)
                                                              ----------------------------------------------------
         Total expenses                                           (289,328)            (76,215)           (122,760)
                                                              ----------------------------------------------------

Net investment income (loss)                                       278,422              27,612             (73,084)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   2,762,683             745,970           2,256,856
     Cost of shares sold                                        (3,134,150)           (862,101)         (2,283,093)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions          (371,467)           (116,131)            (26,237)
Realized gain distributions                                         28,939               9,928                   0
                                                              ----------------------------------------------------

Net realized gains (losses)                                       (342,528)           (106,203)            (26,237)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           152,724              22,477              23,851
     End of period                                              (2,765,150)           (632,167)            307,765
                                                              ----------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                (2,917,874)           (654,644)            283,914
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $ (2,981,980)      $    (733,235)    $       184,593
                                                              ====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                                        West Coast
                                                              Growth & Income        Growth               Equity
                                                                   Fund               Fund                 Fund
                                                                 (Class A)          (Class A)            (Class A)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $        16,869       $       0           $   14,827
                                                              ----------------------------------------------------
         Total investment income                                       16,869               0               14,827
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (31,253)         (9,558)             (38,968)
     Distribution expense charge                                       (3,336)         (1,062)              (4,212)
                                                              ----------------------------------------------------
         Total expenses                                               (34,589)        (10,620)             (43,180)
                                                              ----------------------------------------------------

Net investment income (loss)                                          (17,720)        (10,620)             (28,353)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        326,300         229,226              400,010
     Cost of shares sold                                             (386,594)       (268,052)            (466,211)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions              (60,294)        (38,826)             (66,201)
Realized gain distributions                                                 0               0               35,550
                                                              ----------------------------------------------------

Net realized gains (losses)                                           (60,294)        (38,826)             (30,651)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                8,224           8,294               34,577
     End of period                                                   (456,501)       (200,204)            (630,341)
                                                              ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (464,725)       (208,498)            (664,918)
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $      (542,739)      $(257,944)          $ (723,922)
                                                              ====================================================

                                                                              International
                                                               Income             Growth         Mid Cap Stock
                                                                Fund               Fund              Fund
                                                              (Class A)          (Class A)         (Class A)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $ 105,891       $         539      $       2,069
                                                              ------------------------------------------------
         Total investment income                                105,891                 539              2,069
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                          (36,473)               (791)           (13,856)
     Distribution expense charge                                 (3,966)                (82)            (1,483)
                                                              ------------------------------------------------
         Total expenses                                         (40,439)               (873)           (15,339)
                                                              ------------------------------------------------

Net investment income (loss)                                     65,452                (334)           (13,270)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  337,843               3,489            214,706
     Cost of shares sold                                       (339,759)             (3,420)          (234,287)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (1,916)                 69            (19,581)
Realized gain distributions                                           0                   0             24,661
                                                              ------------------------------------------------

Net realized gains (losses)                                      (1,916)                 69              5,080
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          4,677               1,818             15,525
     End of period                                              197,665              (8,589)           (89,301)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                192,988             (10,407)          (104,826)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $ 256,524       $     (10,672)     $    (113,016)
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                Short Term
                                                              Money Market        Income       Small Cap Stock
                                                                 Fund              Fund              Fund
                                                               (Class A)         (Class A)         (Class A)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $     27,480      $   26,600     $             0
                                                              ------------------------------------------------
         Total investment income                                    27,480          26,600                   0
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (26,734)        (13,520)             (4,163)
     Distribution expense charge                                    (3,070)         (1,445)               (464)
                                                              ------------------------------------------------
         Total expenses                                            (29,804)        (14,965)             (4,627)
                                                              ------------------------------------------------

Net investment income (loss)                                        (2,324)         11,635              (4,627)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   1,146,745         615,503              57,243
     Cost of shares sold                                        (1,146,745)       (615,917)            (74,688)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions                 0            (414)            (17,445)
Realized gain distributions                                              0               0              23,523
                                                              ------------------------------------------------

Net realized gains (losses)                                              0            (414)              6,078
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                 0             603               7,901
     End of period                                                       0          46,800            (162,723)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                         0          46,197            (170,624)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $     (2,324)     $   57,418     $      (169,173)
                                                              ================================================

                                                               Strategic
                                                                Growth      U.S. Government         Balanced
                                                               Portfolio    Securities Fund         Portfolio
                                                               (Class A)        (Class A)          (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $   158,477   $       220,251        $   365,607
                                                              ------------------------------------------------
         Total investment income                                  158,477           220,251            365,607
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (54,833)          (95,151)          (244,861)
     Distribution expense charge                                   (5,831)          (10,454)           (24,513)
                                                              ------------------------------------------------
         Total expenses                                           (60,664)         (105,605)          (269,374)
                                                              ------------------------------------------------

Net investment income (loss)                                       97,813           114,646             96,233
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    745,195         1,136,686          2,250,040
     Cost of shares sold                                         (862,272)       (1,119,519)        (2,394,351)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (117,077)           17,167           (144,311)
Realized gain distributions                                        12,326                 0                  0
                                                              ------------------------------------------------

Net realized gains (losses)                                      (104,751)           17,167           (144,311)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           28,585            (5,210)            10,895
     End of period                                               (837,747)          345,852         (1,404,784)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                 (866,332)          351,062         (1,415,679)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $  (873,270)  $       482,875        $(1,463,757)
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Conservative      Conservative
                                                                Balanced            Growth       Equity Income
                                                                Portfolio         Portfolio          Fund
                                                                (Class B)         (Class B)        (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $      8,405      $    266,679     $      66,224
                                                              ------------------------------------------------
         Total investment income                                     8,405           266,679            66,224
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (17,599)         (124,634)          (44,486)
     Distribution expense charge                                    (1,770)          (12,175)           (4,432)
                                                              ------------------------------------------------
         Total expenses                                            (19,369)         (136,809)          (48,918)
                                                              ------------------------------------------------

Net investment income (loss)                                       (10,964)          129,870            17,306
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     369,414         1,037,471           513,180
     Cost of shares sold                                          (394,938)       (1,207,822)         (585,918)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions           (25,524)         (170,351)          (72,738)
Realized gain distributions                                          1,731            13,593             6,357
                                                              ------------------------------------------------

Net realized gains (losses)                                        (23,793)         (156,758)          (66,381)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                               450             6,915             3,364
     End of period                                                    (709)       (1,324,462)         (458,448)
                                                              ------------------------------------------------

Change in net unrealized appreciation (depreciation) of
     investments                                                    (1,159)       (1,331,377)         (461,812)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $    (35,916)     $ (1,358,265)    $    (510,887)
                                                              ================================================


                                                              Flexible Income     Growth & Income         Growth
                                                                  Portfolio            Fund                Fund
                                                                  (Class B)          (Class B)           (Class B)
                                                              ----------------------------------------------------
Investment income:
     Dividends                                                $        20,517     $         6,836        $       0
                                                              ----------------------------------------------------
         Total investment income                                       20,517               6,836                0
                                                              ----------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (55,183)            (12,989)          (6,741)
     Distribution expense charge                                       (5,647)             (1,248)            (667)
                                                              ----------------------------------------------------
         Total expenses                                               (60,830)            (14,237)          (7,408)
                                                              ----------------------------------------------------

Net investment income (loss)                                          (40,313)             (7,401)          (7,408)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        383,277             171,510          102,497
     Cost of shares sold                                             (385,366)           (197,818)        (126,158)
                                                              ----------------------------------------------------

Net realized gains (losses) from securities transactions               (2,089)            (26,308)         (23,661)
Realized gain distributions                                                 0                   0                0
                                                              ----------------------------------------------------

Net realized gains (losses)                                            (2,089)            (26,308)         (23,661)
                                                              ----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                1,217                 158              138
     End of period                                                    193,125            (163,662)        (129,385)
                                                              ----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     191,908            (163,820)        (129,523)
                                                              ----------------------------------------------------

Increase (decrease) in net assets from operations             $       149,506     $      (197,529)       $(160,592)
                                                              =====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                              West Coast                          International
                                                                Equity             Income            Growth
                                                                 Fund               Fund              Fund
                                                               (Class B)          (Class B)         (Class B)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $    8,808          $103,921        $       1,239
                                                              -------------------------------------------------
         Total investment income                                   8,808           103,921                1,239
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                           (20,032)          (46,080)              (1,205)
     Distribution expense charge                                  (1,976)           (4,565)                (114)
                                                              -------------------------------------------------
         Total expenses                                          (22,008)          (50,645)              (1,319)
                                                              -------------------------------------------------

Net investment income (loss)                                     (13,200)           53,276                  (80)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   405,787           245,701               35,931
     Cost of shares sold                                        (485,738)         (247,625)             (39,718)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions         (79,951)           (1,924)              (3,787)
Realized gain distributions                                       21,119                 0                    0
                                                              -------------------------------------------------

Net realized gains (losses)                                      (58,832)           (1,924)              (3,787)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                             439               579                    1
     End of period                                              (327,373)          277,394              (14,070)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (327,812)          276,815              (14,071)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $ (399,844)         $328,167        $     (17,938)
                                                              =================================================

                                                                                                    Short Term
                                                              Mid Cap Stock        Money Market       Income
                                                                  Fund                Fund             Fund
                                                                (Class B)           (Class B)        (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $         712        $      37,815    $   21,807
                                                              ------------------------------------------------
         Total investment income                                        712               37,815        21,807
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (6,232)             (49,379)       (8,203)
     Distribution expense charge                                       (592)              (5,121)         (846)
                                                              ------------------------------------------------
         Total expenses                                              (6,824)             (54,500)       (9,049)
                                                              ------------------------------------------------

Net investment income (loss)                                         (6,112)             (16,685)       12,758
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       44,868            3,547,197       168,606
     Cost of shares sold                                            (48,911)          (3,547,197)     (170,235)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions             (4,043)                   0        (1,629)
Realized gain distributions                                          10,104                    0             0
                                                              ------------------------------------------------

Net realized gains (losses)                                           6,061                    0        (1,629)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                697                    0            39
     End of period                                                  (51,444)                   0        18,186
                                                              ------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (52,141)                   0        18,147
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $     (52,192)       $     (16,685)   $   29,276
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                       Strategic
                                                              Small Cap Stock           Growth         U.S. Government
                                                                   Fund                Portfolio       Securities Fund
                                                                 (Class B)             (Class B)          (Class B)
                                                              --------------------------------------------------------
Investment income:
     Dividends                                                $             0         $   49,857       $       166,367
                                                              --------------------------------------------------------
         Total investment income                                            0             49,857               166,367
                                                              --------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (3,063)           (19,651)              (80,481)
     Distribution expense charge                                         (306)            (2,011)               (8,272)
                                                              --------------------------------------------------------
         Total expenses                                                (3,369)           (21,662)              (88,753)
                                                              --------------------------------------------------------

Net investment income (loss)                                           (3,369)            28,195                77,614
                                                              --------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         42,793            371,041               989,873
     Cost of shares sold                                              (63,057)          (430,413)             (976,888)
                                                              --------------------------------------------------------

Net realized gains (losses) from securities transactions              (20,264)           (59,372)               12,985
Realized gain distributions                                            22,526              3,885                     0
                                                              --------------------------------------------------------

Net realized gains (losses)                                             2,262            (55,487)               12,985
                                                              --------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                1,196              1,817                 1,689
     End of period                                                   (128,338)          (271,078)              265,933
                                                              --------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (129,534)          (272,895)              264,244
                                                              --------------------------------------------------------

Increase (decrease) in net assets from operations             $      (130,641)        $ (300,187)      $       354,843
                                                              ========================================================


                                                               Nations             Nations           Nations
                                                                Asset              Capital         High Yield
                                                              Allocation           Growth             Bond
                                                               Portfolio          Portfolio         Portfolio
                                                               (Class B)          (Class B)         (Class B)
                                                              ------------------------------------------------
Investment income:
     Dividends                                                $    4,931          $     558         $  366,772
                                                              ------------------------------------------------
         Total investment income                                   4,931                558            366,772
                                                              ------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (3,471)            (6,131)           (48,567)
     Distribution expense charge                                    (360)              (610)            (4,846)
                                                              ------------------------------------------------
         Total expenses                                           (3,831)            (6,741)           (53,413)
                                                              ------------------------------------------------

Net investment income (loss)                                       1,100             (6,183)           313,359
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   104,257            284,871            754,833
     Cost of shares sold                                        (116,594)          (359,192)          (793,987)
                                                              ------------------------------------------------

Net realized gains (losses) from securities transactions         (12,337)           (74,321)           (39,154)
Realized gain distributions                                            0                  0                  0
                                                              ------------------------------------------------

Net realized gains (losses)                                      (12,337)           (74,321)           (39,154)
                                                              ------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (498)             5,077            (79,155)
     End of period                                               (35,098)           (68,829)          (298,171)
                                                              ------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                (34,600)           (73,906)          (219,016)
                                                              ------------------------------------------------

Increase (decrease) in net assets from operations             $  (45,837)         $(154,410)        $   55,189
                                                              ================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                    Nations
                                                                 Nations            Marsico             Nations
                                                              International         Focused             Marsico
                                                                  Value            Equities              Growth
                                                                Portfolio          Portfolio            Portfolio
                                                                (Class B)          (Class B)            (Class B)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $      80,714       $        0           $        0
                                                              ---------------------------------------------------
         Total investment income                                     80,714                0                    0
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (57,706)         (59,740)             (19,586)
     Distribution expense charge                                     (5,728)          (6,032)              (2,022)
                                                              ---------------------------------------------------
         Total expenses                                             (63,434)         (65,772)             (21,608)
                                                              ---------------------------------------------------

Net investment income (loss)                                         17,280          (65,772)             (21,608)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      770,728          618,906              271,916
     Cost of shares sold                                           (854,153)        (664,897)            (288,922)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions            (83,425)         (45,991)             (17,006)
Realized gain distributions                                          69,526                0                    0
                                                              ---------------------------------------------------

Net realized gains (losses)                                         (13,899)         (45,991)             (17,006)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (16,824)           7,029                5,767
     End of period                                                 (984,180)        (867,970)            (234,493)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (967,356)        (874,999)            (240,260)
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $    (963,975)      $ (986,762)          $ (278,874)
                                                              ===================================================

                                                                                Nations
                                                                Nations         Marisco            Nations
                                                                Marsico       International         MidCap
                                                              21st Century    Opportunities         Growth
                                                                Portfolio       Portfolio          Portfolio
                                                                (Class B)       (Class B)          (Class B)
                                                              -----------------------------------------------
Investment income:
     Dividends                                                $          0    $          48        $        0
                                                              -----------------------------------------------
         Total investment income                                         0               48                 0
                                                              -----------------------------------------------

Expenses:
     Mortality and expense risk charge                              (4,914)            (836)           (8,081)
     Distribution expense charge                                      (493)             (89)             (840)
                                                              -----------------------------------------------
         Total expenses                                             (5,407)            (925)           (8,921)
                                                              -----------------------------------------------

Net investment income (loss)                                        (5,407)            (877)           (8,921)
                                                              -----------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     131,456            8,958           139,946
     Cost of shares sold                                          (130,689)          (9,031)         (176,875)
                                                              -----------------------------------------------

Net realized gains (losses) from securities transactions               767              (73)          (36,929)
Realized gain distributions                                              0                0                 0
                                                              -----------------------------------------------

Net realized gains (losses)                                            767              (73)          (36,929)
                                                              -----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                             7,788              423             7,876
     End of period                                                 (18,598)          (4,846)         (165,215)
                                                              -----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (26,386)          (5,269)         (173,091)
                                                              -----------------------------------------------

Increase (decrease) in net assets from operations             $    (31,026)   $      (6,219)       $ (218,941)
                                                              ===============================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                               Nations
                                                                Small             Nations
                                                               Company             Value            Growth
                                                              Portfolio          Portfolio          Series
                                                              (Class B)          (Class B)         (Class A)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $    1,300         $   12,964       $     980,627
                                                              -------------------------------------------------
         Total investment income                                   1,300             12,964             980,627
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                           (16,134)           (19,910)         (6,768,896)
     Distribution expense charge                                  (1,680)            (2,038)           (880,250)
                                                              -------------------------------------------------
         Total expenses                                          (17,814)           (21,948)         (7,649,146)
                                                              -------------------------------------------------

Net investment income (loss)                                     (16,514)            (8,984)         (6,668,519)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   172,074            493,459         120,066,128
     Cost of shares sold                                        (204,055)          (580,725)       (193,072,508)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions         (31,981)           (87,266)        (73,006,380)
Realized gain distributions                                            0                  0                   0
                                                              -------------------------------------------------

Net realized gains (losses)                                      (31,981)           (87,266)        (73,006,380)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          30,369              4,793        (267,325,999)
     End of period                                              (300,223)          (266,127)       (358,314,504)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               (330,592)          (270,920)        (90,988,505)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $ (379,087)        $ (367,170)      $(170,663,404)
                                                              =================================================


                                                                                      Growth-             Asset
                                                              International           Income           Allocation
                                                                 Series               Series             Series
                                                                (Class A)            (Class A)          (Class A)
                                                              -----------------------------------------------------
Investment income:
     Dividends                                                $    1,659,700       $   9,816,338      $   3,169,999
                                                              -----------------------------------------------------
         Total investment income                                   1,659,700           9,816,338          3,169,999
                                                              -----------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (1,446,656)         (7,032,105)        (1,018,804)
     Distribution expense charge                                    (188,101)           (914,507)          (132,521)
                                                              -----------------------------------------------------
         Total expenses                                           (1,634,757)         (7,946,612)        (1,151,325)
                                                              -----------------------------------------------------

Net investment income (loss)                                          24,943           1,869,726          2,018,674
                                                              -----------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    28,225,297          91,481,037         12,973,347
     Cost of shares sold                                         (45,076,628)       (125,877,326)       (16,738,432)
                                                              -----------------------------------------------------

Net realized gains (losses) from securities transactions         (16,851,331)        (34,396,289)        (3,765,085)
Realized gain distributions                                                0          13,723,956                  0
                                                              -----------------------------------------------------

Net realized gains (losses)                                      (16,851,331)        (20,672,333)        (3,765,085)
                                                              -----------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (72,485,798)       (152,280,070)       (18,161,189)
     End of period                                               (74,634,130)       (266,464,935)       (28,774,926)
                                                              -----------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (2,148,332)       (114,184,865)       (10,613,737)
                                                              -----------------------------------------------------

Increase (decrease) in net assets from operations             $  (18,974,720)      $(132,987,472)     $ (12,360,148)
                                                              =====================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                                      U.S.
                                                                                  Government/
                                                               High-Yield          AAA-Rated             Cash
                                                                  Bond            Securities           Management
                                                                 Series             Series               Series
                                                               (Class A)          (Class A)            (Class A)
                                                              ---------------------------------------------------
Investment income:
     Dividends                                                $  4,656,126        $ 3,239,937         $ 1,333,726
                                                              ---------------------------------------------------
         Total investment income                                 4,656,126          3,239,937           1,333,726
                                                              ---------------------------------------------------

Expenses:
     Mortality and expense risk charge                            (557,198)          (742,326)           (522,830)
     Distribution expense charge                                   (72,532)           (96,633)            (68,116)
                                                              ---------------------------------------------------
         Total expenses                                           (629,730)          (838,959)           (590,946)
                                                              ---------------------------------------------------

Net investment income (loss)                                     4,026,396          2,400,978             742,780
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  12,132,413         13,974,701          52,117,546
     Cost of shares sold                                       (16,263,932)       (14,091,471)        (53,407,731)
                                                              ---------------------------------------------------

Net realized gains (losses) from securities transactions        (4,131,519)          (116,770)         (1,290,185)
Realized gain distributions                                              0                  0                   0
                                                              ---------------------------------------------------

Net realized gains (losses)                                     (4,131,519)          (116,770)         (1,290,185)
                                                              ---------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                       (15,980,438)        (2,329,005)         (1,973,643)
     End of period                                             (16,920,857)          (149,497)         (1,592,852)
                                                              ---------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 (940,419)         2,179,508             380,791
                                                              ---------------------------------------------------

Increase (decrease) in net assets from operations             $ (1,045,542)       $ 4,463,716         $  (166,614)
                                                              ===================================================

                                                                  Asset                Global
                                                                Allocation             Growth            Growth
                                                                   Fund                 Fund              Fund
                                                               (Class 2) (1)        (Class 2) (1)      (Class 2) (1)
                                                              ------------------------------------------------------
Investment income:
     Dividends                                                $      256,427        $           0            $ 3,918
                                                              ------------------------------------------------------
         Total investment income                                     256,427                    0              3,918
                                                              ------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (23,089)              (8,774)           (22,166)
     Distribution expense charge                                      (2,504)              (1,070)            (2,703)
                                                              ------------------------------------------------------
         Total expenses                                              (25,593)              (9,844)           (24,869)
                                                              ------------------------------------------------------

Net investment income (loss)                                         230,834               (9,844)           (20,951)
                                                              ------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         9,400               11,203             32,360
     Cost of shares sold                                              (9,458)             (10,851)           (32,447)
                                                              ------------------------------------------------------

Net realized gains (losses) from securities transactions                 (58)                 352                (87)
Realized gain distributions                                                0                    0                  0
                                                              ------------------------------------------------------

Net realized gains (losses)                                              (58)                 352                (87)
                                                              ------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                   0                    0                  0
     End of period                                                   (76,058)              44,683           (376,685)
                                                              ------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (76,058)              44,683           (376,685)
                                                              ------------------------------------------------------

Increase (decrease) in net assets from operations             $      154,718        $      35,191      $    (397,723)
                                                              ======================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                 Growth-           Growth           Mid Cap
                                                                 Income           & Income           Value
                                                                  Fund            Portfolio         Portfolio
                                                              (Class 2) (1)     (Class VC) (4)    (Class VC) (4)
                                                              -------------------------------------------------
Investment income:
     Dividends                                                $     206,137     $      118,154    $      81,252
                                                              -------------------------------------------------
         Total investment income                                    206,137            118,154           81,252
                                                              -------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (37,791)           (95,388)         (78,106)
     Distribution expense charge                                     (4,549)           (10,494)          (8,515)
                                                              -------------------------------------------------
         Total expenses                                             (42,340)          (105,882)         (86,621)
                                                              -------------------------------------------------

Net investment income (loss)                                        163,797             12,272           (5,369)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       68,595          1,216,695          583,846
     Cost of shares sold                                            (65,957)        (1,269,119)        (627,673)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions              2,638            (52,424)         (43,827)
Realized gain distributions                                               0              2,635                0
                                                              -------------------------------------------------

Net realized gains (losses)                                           2,638            (49,789)         (43,827)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                  0                  0                0
     End of period                                                  (16,079)          (852,258)        (553,373)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   (16,079)          (852,258)        (553,373)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $     150,356     $     (889,775)   $    (602,569)
                                                              =================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                                                                         Government
                                                                         Capital            and
                                                                      Appreciation      Quality Bond       Growth
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 1)         (Class 1)       (Class 1)
                                                                      ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $ (15,129,916)    $ 13,168,969    $ (4,759,823)
     Net realized gains (losses) from
         securities transactions                                       (168,980,114)       4,857,513     (52,536,417)
     Change in net unrealized appreciation
         (depreciation) of investments                                 (106,649,186)      22,469,339     (58,068,768)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from operations             (290,759,216)      40,495,821    (115,365,008)
                                                                      ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         9,879,736        5,299,062       4,455,782
     Cost of units redeemed                                            (102,091,997)     (70,557,518)    (39,285,213)
     Annuity benefit payments                                              (444,849)        (263,333)       (155,766)
     Net transfers                                                     (109,702,160)     165,641,441     (28,673,144)
     Contract maintenance charge                                           (470,906)        (168,300)       (184,785)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from capital transactions   (202,830,176)      99,951,352     (63,843,126)
                                                                      ----------------------------------------------

Increase (decrease) in net assets                                      (493,589,392)     140,447,173    (179,208,133)
Net assets at beginning of period                                     1,282,089,364      490,147,870     506,246,265
                                                                      ----------------------------------------------
Net assets at end of period                                           $ 788,499,972     $630,595,043    $327,038,132
                                                                      ==============================================

                                                                                                         Government
                                                                         Natural          Capital           and
                                                                        Resources       Appreciation    Quality Bond
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 1)         (Class 2)       (Class 2)
                                                                      ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (458,484)    $   (599,024)   $  1,598,943
     Net realized gains (losses) from
         securities transactions                                          3,471,568         (752,924)         74,109
     Change in net unrealized appreciation
         (depreciation) of investments                                   (1,165,393)      (8,461,287)      2,303,092
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from operations                1,847,691       (9,813,235)      3,976,144
                                                                      ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           539,628       27,092,830      31,007,893
     Cost of units redeemed                                              (7,433,071)      (1,750,895)     (2,890,210)
     Annuity benefit payments                                               (22,332)               0               0
     Net transfers                                                       18,192,373       26,928,381      49,301,549
     Contract maintenance charge                                            (29,715)          (5,122)         (5,610)
                                                                      ----------------------------------------------
         Increase (decrease) in net assets from capital transactions     11,246,883       52,265,194      77,413,622
                                                                      ----------------------------------------------

Increase (decrease) in net assets                                        13,094,574       42,451,959      81,389,766
Net assets at beginning of period                                        56,619,278       13,819,885      15,586,265
                                                                      ----------------------------------------------
Net assets at end of period                                           $  69,713,852     $ 56,271,844    $ 96,976,031
                                                                      ==============================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                                           Natural         Capital
                                                                          Growth          Resources     Appreciation
                                                                        Portfolio         Portfolio       Portfolio
                                                                        (Class 2)         (Class 2)     (Class 3) (1)
                                                                      -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (245,431)    $    (20,576)   $      (5,709)
     Net realized gains (losses) from
         securities transactions                                           (571,124)         114,920              515
     Change in net unrealized appreciation
         (depreciation) of investments                                   (4,322,660)        (151,000)         (74,900)
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from operations               (5,139,215)         (56,656)         (80,094)
                                                                      -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                        14,354,470        2,383,484        4,144,976
     Cost of units redeemed                                              (1,626,306)        (140,245)          (5,131)
     Annuity benefit payments                                                     0                0                0
     Net transfers                                                       13,957,555        3,386,080          603,912
     Contract maintenance charge                                             (2,245)            (662)               0
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from capital transactions      26,683,474        5,628,657        4,743,757
                                                                      -----------------------------------------------

Increase (decrease) in net assets                                        21,544,259        5,572,001        4,663,663
Net assets at beginning of period                                         7,573,659          745,701                0
                                                                      -----------------------------------------------
Net assets at end of period                                           $  29,117,918     $  6,317,702    $   4,663,663
                                                                      ===============================================


                                                                       Government
                                                                          and                              Natural
                                                                      Quality Bond         Growth         Resources
                                                                        Portfolio         Portfolio       Portfolio
                                                                      (Class 3) (1)     (Class 3) (1)   (Class 3) (1)
                                                                      -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     (10,439)    $     (3,690)   $        (171)
     Net realized gains (losses) from
         securities transactions                                                 81              916               96
     Change in net unrealized appreciation
         (depreciation) of investments                                       99,282           (4,153)           5,300
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from operations                   88,924           (6,927)           5,225
                                                                      -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         6,638,377        2,035,587          110,040
     Cost of units redeemed                                                  (7,297)          (1,163)            (305)
     Annuity benefit payments                                                     0                0                0
     Net transfers                                                          910,716          191,921           61,216
     Contract maintenance charge                                                  0                0                0
                                                                      -----------------------------------------------
         Increase (decrease) in net assets from capital transactions      7,541,796        2,226,345          170,951
                                                                      -----------------------------------------------

Increase (decrease) in net assets                                         7,630,720        2,219,418          176,176
Net assets at beginning of period                                                 0                0                0
                                                                      -----------------------------------------------
Net assets at end of period                                           $   7,630,720     $  2,219,418    $     176,176
                                                                      ===============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                        Aggressive         Alliance           Asset
                                                                          Growth            Growth          Allocation
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $  (2,199,872)   $  (15,848,784)    $   8,719,064
     Net realized gains (losses) from
         securities transactions                                        (75,609,893)     (289,897,752)      (12,140,281)
     Change in net unrealized appreciation
         (depreciation) of investments                                   22,849,423      (202,499,334)      (39,308,729)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations              (54,960,342)     (508,245,870)      (42,729,946)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         2,015,448        10,297,922         2,588,839
     Cost of units redeemed                                             (17,531,034)     (120,424,133)      (45,721,660)
     Annuity benefit payments                                               (57,258)         (653,762)         (358,696)
     Net transfers                                                      (43,499,649)     (221,313,177)      (23,668,299)
     Contract maintenance charge                                           (110,312)         (702,551)         (188,032)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions    (59,182,805)     (332,795,701)      (67,347,848)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                      (114,143,147)     (841,041,571)     (110,077,794)
Net assets at beginning of period                                       241,620,812     1,711,659,087       493,103,920
                                                                      -------------------------------------------------
Net assets at end of period                                           $ 127,477,665    $  870,617,516     $ 383,026,126
                                                                      =================================================

                                                                        Blue Chip          Cash            Corporate
                                                                         Growth          Management          Bond
                                                                        Portfolio        Portfolio         Portfolio
                                                                        (Class 1)        (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (283,584)   $    5,970,325     $   9,733,063
     Net realized gains (losses) from
         securities transactions                                         (3,942,039)       (6,240,171)       (1,497,814)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (4,171,910)         (372,363)        3,192,678
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations               (8,397,533)         (642,209)       11,427,927
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           675,962         6,810,402         1,717,010
     Cost of units redeemed                                              (1,778,206)     (144,209,688)      (25,523,831)
     Annuity benefit payments                                                (1,542)         (286,088)          (95,730)
     Net transfers                                                          656,233        23,677,933         6,309,244
     Contract maintenance charge                                            (10,369)         (108,513)          (65,123)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions       (457,922)     (114,115,954)      (17,658,430)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        (8,855,455)     (114,758,163)       (6,230,503)
Net assets at beginning of period                                        26,966,192       421,899,357       216,560,752
                                                                      -------------------------------------------------
Net assets at end of period                                           $  18,110,737    $  307,141,194     $ 210,330,249
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (continued)

                                                                            Davis
                                                                           Venture          "Dogs" of       Emerging
                                                                            Value          Wall Street       Markets
                                                                          Portfolio         Portfolio       Portfolio
                                                                          (Class 1)         (Class 1)       (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $   (16,772,942)    $    271,771    $   (903,205)
     Net realized gains (losses) from
         securities transactions                                          (65,103,153)      (2,586,493)     (6,189,051)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (290,011,168)      (8,537,645)         14,226
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from operations               (371,887,263)     (10,852,367)     (7,078,030)
                                                                      ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                          14,346,003          788,377         507,299
     Cost of units redeemed                                              (172,525,248)     (10,298,641)     (7,092,990)
     Annuity benefit payments                                                (682,370)          (8,718)        (20,579)
     Net transfers                                                       (139,342,784)      14,236,623       5,278,518
     Contract maintenance charge                                             (829,006)         (47,472)        (38,389)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from capital transactions     (299,033,405)       4,670,169      (1,366,141)
                                                                      ------------------------------------------------

Increase (decrease) in net assets                                        (670,920,668)      (6,182,198)     (8,444,171)
Net assets at beginning of period                                       2,129,293,163       96,213,062      66,192,705
                                                                      ------------------------------------------------
Net assets at end of period                                           $ 1,458,372,495     $ 90,030,864    $ 57,748,534
                                                                      ================================================


                                                                        Federated           Global           Global
                                                                          Value              Bond           Equities
                                                                        Portfolio          Portfolio        Portfolio
                                                                        (Class 1)          (Class 1)        (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $      (908,852)   $     112,377    $  (4,243,185)
     Net realized gains (losses) from
         securities transactions                                          (11,524,991)         435,770      (89,375,323)
     Change in net unrealized appreciation
         (depreciation) of investments                                    (34,337,720)       4,185,693       (1,883,455)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations                (46,771,563)       4,733,840      (95,501,963)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           1,715,655          719,495        2,141,333
     Cost of units redeemed                                               (19,718,193)     (13,664,912)     (28,183,196)
     Annuity benefit payments                                                 (62,332)         (39,985)        (161,525)
     Net transfers                                                          6,023,025       (6,135,082)     (45,240,264)
     Contract maintenance charge                                              (84,066)         (33,565)        (133,352)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (12,125,911)     (19,154,049)     (71,577,004)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                         (58,897,474)     (14,420,209)    (167,078,968)
Net assets at beginning of period                                         222,847,450      123,904,152      370,629,037
                                                                      -------------------------------------------------
Net assets at end of period                                           $   163,949,976    $ 109,483,943    $ 203,550,069
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                          Goldman
                                                                           Sachs             Growth-           Growth
                                                                          Research           Income        Opportunities
                                                                          Portfolio         Portfolio         Portfolio
                                                                          (Class 1)         (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $      (370,835)   $  (7,162,755)    $    (316,553)
     Net realized gains (losses) from
         securities transactions                                           (8,043,924)     (63,414,569)      (10,755,689)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (688,833)    (186,261,263)       (1,215,787)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                 (9,103,592)    (256,838,587)      (12,288,029)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                             330,594        8,017,444           379,290
     Cost of units redeemed                                                (1,730,255)    (102,691,396)       (1,986,948)
     Annuity benefit payments                                                  (2,441)        (575,366)           (1,329)
     Net transfers                                                          7,092,185     (120,125,319)       (5,452,446)
     Contract maintenance charge                                               (8,691)        (460,296)          (13,047)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions        5,681,392     (215,834,933)       (7,074,480)
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                          (3,422,200)    (472,673,520)      (19,362,509)
Net assets at beginning of period                                          27,549,026    1,225,678,038        32,083,452
                                                                      --------------------------------------------------
Net assets at end of period                                           $    24,126,826    $ 753,004,518     $  12,720,943
                                                                      ==================================================

                                                                                        International
                                                                        High-Yield       Diversified     International
                                                                           Bond            Equities     Growth & Income
                                                                         Portfolio        Portfolio        Portfolio
                                                                         (Class 1)        (Class 1)        (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $  23,711,755    $  (2,677,045)   $   (2,069,998)
     Net realized gains (losses) from
         securities transactions                                        (40,409,708)     (47,616,897)      (38,915,359)
     Change in net unrealized appreciation
         (depreciation) of investments                                    3,063,571       (6,180,772)       (9,800,857)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from operations              (13,634,382)     (56,474,714)      (50,786,214)
                                                                      ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         1,519,565        1,414,692         1,633,779
     Cost of units redeemed                                             (25,037,329)     (16,123,320)      (19,129,390)
     Annuity benefit payments                                              (108,619)         (85,514)          (64,400)
     Net transfers                                                       12,057,816      (16,293,609)       (7,784,315)
     Contract maintenance charge                                            (71,389)         (74,497)          (83,568)
                                                                      ------------------------------------------------
         Increase (decrease) in net assets from capital transactions    (11,639,956)     (31,162,248)      (25,427,894)
                                                                      ------------------------------------------------

Increase (decrease) in net assets                                       (25,274,338)     (87,636,962)      (76,214,108)
Net assets at beginning of period                                       218,429,272      215,943,512       239,094,318
                                                                      ------------------------------------------------
Net assets at end of period                                           $ 193,154,934    $ 128,306,550    $  162,880,210
                                                                      ================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                                            MFS                MFS
                                                                         Marsico         Growth and          Mid-Cap
                                                                         Growth            Income            Growth
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $    (494,740)    $  (1,881,714)    $  (2,665,240)
     Net realized gains (losses) from
         securities transactions                                           (442,674)      (24,673,086)      (81,592,844)
     Change in net unrealized appreciation
         (depreciation) of investments                                   (5,714,450)      (37,581,154)      (46,522,481)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations               (6,651,864)      (64,135,954)     (130,780,565)
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           447,476         2,384,551         2,613,349
     Cost of units redeemed                                              (3,444,564)      (25,390,492)      (16,308,738)
     Annuity benefit payments                                                  (151)          (90,751)          (28,498)
     Net transfers                                                       42,241,156       (14,308,713)      (26,237,731)
     Contract maintenance charge                                            (12,101)         (117,452)          (90,261)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions     39,231,816       (37,522,857)      (40,051,879)
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        32,579,952      (101,658,811)     (170,832,444)
Net assets at beginning of period                                        12,891,866       301,165,214       280,925,844
                                                                      -------------------------------------------------
Net assets at end of period                                           $  45,471,818     $ 199,506,403     $ 110,093,400
                                                                      =================================================


                                                                          MFS              Putnam             Real
                                                                      Total Return         Growth            Estate
                                                                        Portfolio         Portfolio         Portfolio
                                                                        (Class 1)         (Class 1)         (Class 1)
                                                                      -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $   2,222,265     $  (4,448,788)    $   1,065,858
     Net realized gains (losses) from
         securities transactions                                          4,595,234       (61,791,847)        1,209,095
     Change in net unrealized appreciation
         (depreciation) of investments                                  (38,445,895)      (43,523,689)         (306,358)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from operations              (31,628,396)     (109,764,324)        1,968,595
                                                                      -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                         7,234,316         2,516,543           741,231
     Cost of units redeemed                                             (42,472,962)      (30,810,088)       (9,968,101)
     Annuity benefit payments                                              (100,497)         (141,063)         (27,522)
     Net transfers                                                      125,264,490       (56,876,784)       17,982,989
     Contract maintenance charge                                           (172,242)         (173,618)          (35,103)
                                                                      -------------------------------------------------
         Increase (decrease) in net assets from capital transactions      89,753,105       (85,485,010)        8,693,494
                                                                      -------------------------------------------------

Increase (decrease) in net assets                                        58,124,709      (195,249,334)       10,662,089
Net assets at beginning of period                                       421,206,266       435,653,875        81,333,161
                                                                      -------------------------------------------------
Net assets at end of period                                           $ 479,330,975     $ 240,404,541     $  91,995,250
                                                                      =================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                   (continued)

                                                                        SunAmerica                             Telecom
                                                                         Balanced          Technology          Utility
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 1)          (Class 1)         (Class 1)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     2,368,412     $   (368,153)     $  3,838,269
     Net realized gains (losses) from
         securities transactions                                          (23,199,714)     (22,194,130)      (14,270,258)
     Change in net unrealized appreciation
         (depreciation) of investments                                    (30,374,100)       3,591,611        (6,102,678)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                (51,205,402)     (18,970,672)      (16,534,667)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           2,318,761          576,676           236,498
     Cost of units redeemed                                               (26,010,468)      (1,846,010)       (5,955,883)
     Annuity benefit payments                                                (105,013)          (3,995)          (23,884)
     Net transfers                                                        (46,777,242)        (471,033)       (2,331,817)
     Contract maintenance charge                                             (156,174)         (13,024)          (25,697)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (70,730,136)      (1,757,386)       (8,100,783)
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                        (121,935,538)     (20,728,058)      (24,635,450)
Net assets at beginning of period                                         337,548,695       37,936,739        69,815,226
                                                                      --------------------------------------------------
Net assets at end of period                                           $   215,613,157     $ 17,208,681      $ 45,179,776
                                                                      ==================================================

                                                                         Worldwide         Aggressive        Alliance
                                                                        High Income          Growth           Growth
                                                                         Portfolio         Portfolio         Portfolio
                                                                         (Class 1)         (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     8,396,306     $    (62,543)     $   (385,245)
     Net realized gains (losses) from
         securities transactions                                          (10,438,916)        (241,026)       (1,277,665)
     Change in net unrealized appreciation
         (depreciation) of investments                                        119,823       (1,124,829)       (9,351,813)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                 (1,922,787)      (1,428,398)      (11,014,723)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                             373,082        2,919,024        17,458,640
     Cost of units redeemed                                                (8,226,752)        (237,389)       (1,304,855)
     Annuity benefit payments                                                 (20,844)               0                 0
     Net transfers                                                         (4,791,446)       2,995,964        18,252,644
     Contract maintenance charge                                              (29,667)            (809)           (5,295)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions      (12,695,627)       5,676,790        34,401,134
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                         (14,618,414)       4,248,392        23,386,411
Net assets at beginning of period                                          80,044,651        2,014,020        13,496,477
                                                                      --------------------------------------------------
Net assets at end of period                                           $    65,426,237     $  6,262,412      $ 36,882,888
                                                                      ==================================================

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                   (continued)

                                                                           Asset           Blue Chip           Cash
                                                                         Allocation          Growth          Management
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 2)          (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $       122,895     $    (58,808)     $    770,776
     Net realized gains (losses) from
         securities transactions                                                8,673         (227,241)         (476,285)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (389,583)      (1,286,265)         (406,452)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                   (258,015)      (1,572,314)         (111,961)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                           3,253,770        3,790,356        33,284,125
     Cost of units redeemed                                                   (52,499)        (234,995)       (5,772,811)
     Annuity benefit payments                                                       0                0                 0
     Net transfers                                                          2,510,316        2,896,191         4,711,832
     Contract maintenance charge                                                 (254)            (708)           (3,066)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions        5,711,333        6,450,844        32,220,080
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                           5,453,318        4,878,530        32,108,119
Net assets at beginning of period                                             584,782        1,634,321        11,379,221
                                                                      --------------------------------------------------
Net assets at end of period                                           $     6,038,100     $  6,512,851      $ 43,487,340
                                                                      ==================================================

                                                                         Corporate           Davis           "Dogs" of
                                                                           Bond           Venture Value      Wall Street
                                                                         Portfolio          Portfolio         Portfolio
                                                                         (Class 2)          (Class 2)         (Class 2)
                                                                      --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                     $     1,214,117     $   (483,992)     $     36,589
     Net realized gains (losses) from
         securities transactions                                             (197,233)        (681,234)         (230,198)
     Change in net unrealized appreciation
         (depreciation) of investments                                        273,060       (9,554,922)         (616,562)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from operations                  1,289,944      (10,720,148)         (810,171)
                                                                      --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                          11,179,636       35,397,607         3,647,063
     Cost of units redeemed                                                  (999,518)      (3,036,326)         (340,369)
     Annuity benefit payments                                                       0                0                 0
     Net transfers                                                         13,982,415       41,651,479         5,272,800
     Contract maintenance charge                                               (1,899)          (8,247)             (756)
                                                                      --------------------------------------------------
         Increase (decrease) in net assets from capital transactions       24,160,634       74,004,513         8,578,738
                                                                      --------------------------------------------------

Increase (decrease) in net assets                                          25,450,578       63,284,365         7,768,567
Net assets at beginning of period                                           6,289,279       19,095,419         1,792,478
                                                                      --------------------------------------------------
Net assets at end of period                                           $    31,739,857     $ 82,379,784      $  9,561,045
                                                                      ==================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                   Emerging      Federated        Foreign           Global
                                                                    Markets        Value           Value             Bond
                                                                   Portfolio      Portfolio       Portfolio        Portfolio
                                                                   (Class 2)      (Class 2)      (Class 2)(2)      (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (29,049)   $    (29,043)   $      2,100    $     23,296
  Net realized gains (losses) from
   securities transactions                                           (138,735)       (377,607)            200          93,900
  Change in net unrealized appreciation
   (depreciation) of investments                                     (159,902)     (1,978,761)        (32,987)        180,258
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (327,686)     (2,385,411)        (30,687)        297,454
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      1,712,678       5,779,721       1,755,995       3,281,794
  Cost of units redeemed                                             (147,510)       (495,718)           (666)       (283,444)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     1,440,328       7,236,763         653,704       4,019,700
  Contract maintenance charge                                            (326)         (1,602)            (25)           (510)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions      3,005,170      12,519,164       2,409,008       7,017,540
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                   2,677,484      10,133,753       2,378,321       7,314,994
Net assets at beginning of period                                     339,882       3,951,705               0       1,616,948
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $  3,017,366    $ 14,085,458    $  2,378,321    $  8,931,942
                                                                 ============================================================

                                                                    Global       Goldman Sachs
                                                                   Equities        Research
                                                                   Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (95,871)   $    (38,446)
  Net realized gains (losses) from
   securities transactions                                           (473,926)       (329,462)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (1,343,814)       (345,989)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations               (1,913,611)       (713,897)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      3,580,207       1,538,798
  Cost of units redeemed                                             (244,448)       (150,677)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     5,121,534       1,421,847
  Contract maintenance charge                                            (677)           (343)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      8,456,616       2,809,625
                                                                 ----------------------------

Increase (decrease) in net assets                                   6,543,005       2,095,728
Net assets at beginning of period                                   1,947,764       1,295,288
                                                                 ----------------------------
Net assets at end of period                                      $  8,490,769    $  3,391,016
                                                                 ============================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                 International
                                                                    Growth-         Growth        High-Yield      Diversified
                                                                    Income       Opportunities       Bond          Equities
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (134,020)   $    (33,842)   $  1,512,091    $    (63,734)
  Net realized gains (losses) from
   securities transactions                                           (704,067)       (520,324)       (596,891)       (759,344)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (5,378,801)       (551,597)     (1,382,948)       (468,858)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (6,216,888)     (1,105,763)       (467,748)     (1,291,936)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     13,318,924       1,635,407       6,745,630       3,129,343
  Cost of units redeemed                                             (998,485)       (128,294)       (475,901)       (114,413)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                    16,378,298       1,749,482       6,774,786       3,396,246
  Contract maintenance charge                                          (3,244)           (520)           (818)           (373)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     28,695,493       3,256,075      13,043,697       6,410,803
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  22,478,605       2,150,312      12,575,949       5,118,867
Net assets at beginning of period                                   8,786,080         718,699       2,942,789       1,188,206
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 31,264,685    $  2,869,011    $ 15,518,738    $  6,307,073
                                                                 ============================================================

                                                                 International
                                                                    Growth         Marsico
                                                                   and Income      Growth
                                                                   Portfolio      Portfolio
                                                                   (Class 2)      (Class 2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (76,364)   $   (158,087)
  Net realized gains (losses) from
   securities transactions                                           (981,674)        (75,391)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (934,963)     (1,785,121)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations               (1,993,001)     (2,018,599)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      6,029,865       6,518,195
  Cost of units redeemed                                             (531,281)       (511,389)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     6,120,782      10,710,631
  Contract maintenance charge                                            (807)         (1,704)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions     11,618,559      16,715,733
                                                                 ----------------------------

Increase (decrease) in net assets                                   9,625,558      14,697,134
Net assets at beginning of period                                   2,600,162       2,952,250
                                                                 ----------------------------
Net assets at end of period                                      $ 12,225,720    $ 17,649,384
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  MFS Growth      MFS Mid-Cap      MFS Total       Putnam
                                                                  and Income        Growth          Return         Growth
                                                                  Portfolio        Portfolio       Portfolio      Portfolio
                                                                  (Class 2)        (Class 2)       (Class 2)      (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (59,487)   $   (253,795)   $    445,603    $    (94,283)
  Net realized gains (losses) from
   securities transactions                                           (225,459)     (1,299,048)        549,422        (294,485)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (2,115,650)     (8,245,967)     (4,789,509)     (1,674,623)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (2,400,596)     (9,798,810)     (3,794,484)     (2,063,391)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      7,054,270      12,419,514      38,352,630       4,514,579
  Cost of units redeemed                                             (429,769)       (589,657)     (3,202,815)       (439,779)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     7,176,702      12,384,142      44,562,778       3,756,257
  Contract maintenance charge                                          (1,313)         (2,700)         (7,323)         (1,003)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     13,799,890      24,211,299      79,705,270       7,830,054
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  11,399,294      14,412,489      75,910,786       5,766,663
Net assets at beginning of period                                   3,480,310       7,931,301      14,514,483       2,660,083
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 14,879,604    $ 22,343,790    $ 90,425,269    $  8,426,746
                                                                 ============================================================

                                                                     Real         Small & Mid
                                                                    Estate         Cap Value
                                                                   Portfolio       Portfolio
                                                                   (Class 2)     (Class 2)(2)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    108,782    $     (6,194)
  Net realized gains (losses) from
   securities transactions                                           (105,152)          3,171
  Change in net unrealized appreciation
   (depreciation) of investments                                      (46,963)        100,371
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                  (43,333)         97,348
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      4,217,956       1,825,597
  Cost of units redeemed                                             (224,523)        (22,979)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     5,901,627       1,004,044
  Contract maintenance charge                                            (784)            (29)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      9,894,276       2,806,633
                                                                 ----------------------------

Increase (decrease) in net assets                                   9,850,943       2,903,981
Net assets at beginning of period                                   1,189,761               0
                                                                 ----------------------------
Net assets at end of period                                      $ 11,040,704    $  2,903,981
                                                                 ============================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                   SunAmerica                       Telecom        Worldwide
                                                                    Balanced      Technology        Utility       High Income
                                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                 ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    173,553    $    (44,291)   $    150,245    $    203,155
  Net realized gains (losses) from
   securities transactions                                           (149,312)       (422,533)       (166,528)        (80,831)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (1,699,167)     (1,504,041)       (354,170)       (123,779)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (1,674,926)     (1,970,865)       (370,453)         (1,455)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      5,886,645       2,255,084         962,010       1,068,886
  Cost of units redeemed                                             (456,330)       (211,875)        (90,158)        (62,637)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                     8,441,235       2,014,016         791,799         913,591
  Contract maintenance charge                                          (1,805)           (511)           (262)           (143)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     13,869,745       4,056,714       1,663,389       1,919,697
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  12,194,819       2,085,849       1,292,936       1,918,242
Net assets at beginning of period                                   3,043,174       1,458,942         862,020         683,342
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 15,237,993    $  3,544,791    $  2,154,956    $  2,601,584
                                                                 ============================================================

                                                                  Aggressive       Alliance
                                                                    Growth          Growth
                                                                  Portfolio       Portfolio
                                                                 (Class 3)(1)    (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $       (149)   $     (2,676)
  Net realized gains (losses) from
   securities transactions                                                 (1)          2,635
  Change in net unrealized appreciation
   (depreciation) of investments                                       (2,452)        (65,412)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                   (2,602)        (65,453)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                        142,423       1,545,618
  Cost of units redeemed                                                 (239)         (1,203)
  Annuity benefit payments                                                  0               0
  Net transfers                                                         4,067         144,695
  Contract maintenance charge                                               0               0
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions        146,251       1,689,110
                                                                 ----------------------------

Increase (decrease) in net assets                                     143,649       1,623,657
Net assets at beginning of period                                           0               0
                                                                 ----------------------------
Net assets at end of period                                      $    143,649    $  1,623,657
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Asset        Blue Chip        Cash         Corporate
                                                                  Allocation      Growth        Management       Bond
                                                                  Portfolio      Portfolio       Portfolio     Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (445)   $      (244)   $    (6,327)   $    (2,274)
  Net realized gains (losses) from
   securities transactions                                                17            (34)           257             51
  Change in net unrealized appreciation
   (depreciation) of investments                                        (232)        (7,288)         3,761         42,857
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                    (660)        (7,566)        (2,309)        40,634
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       256,839        137,604      6,416,631      1,756,249
  Cost of units redeemed                                                 (10)            (3)       (19,683)          (937)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                         (384)        21,949       (504,200)       170,032
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       256,445        159,550      5,892,748      1,925,344
                                                                 ---------------------------------------------------------

Increase (decrease) in net assets                                    255,785        151,984      5,890,439      1,965,978
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   255,785    $   151,984    $ 5,890,439    $ 1,965,978
                                                                 ========================================================

                                                                     Davis        "Dogs" of
                                                                 Venture Value   Wall Street
                                                                   Portfolio      Portfolio
                                                                 (Class 3) (1)   (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $    (6,418)   $      (310)
  Net realized gains (losses) from
   securities transactions                                                230            495
  Change in net unrealized appreciation
   (depreciation) of investments                                       29,783           (958)
                                                                  --------------------------
   Increase (decrease) in net assets from operations                   23,595           (773)
                                                                  --------------------------

From capital transactions:
  Net proceeds from units sold                                      3,816,146        211,241
  Cost of units redeemed                                               (3,649)          (201)
  Annuity benefit payments                                                  0              0
  Net transfers                                                       396,498         60,105
  Contract maintenance charge                                               0              0
                                                                  --------------------------
   Increase (decrease) in net assets from capital transactions      4,208,995        271,145
                                                                  --------------------------

Increase (decrease) in net assets                                   4,232,590        270,372
Net assets at beginning of period                                           0              0
                                                                  --------------------------
Net assets at end of period                                       $ 4,232,590    $   270,372
                                                                  ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Emerging       Federated       Foreign        Global
                                                                   Markets         Value          Value          Bond
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (146)   $    (1,195)   $     2,426    $      (461)
  Net realized gains (losses) from
   securities transactions                                                 5             22          1,706            181
  Change in net unrealized appreciation
   (depreciation) of investments                                      (1,150)       (19,258)        (6,558)         3,781
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                  (1,291)       (20,431)        (2,426)         3,501
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       104,272        857,234      2,466,954        197,247
  Cost of units redeemed                                                (283)          (469)        (2,164)           (97)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                       25,161         47,090        228,124         87,659
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       129,150        903,855      2,692,914        284,809
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                    127,859        883,424      2,690,488        288,310
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   127,859    $   883,424    $ 2,690,488    $   288,310
                                                                 ========================================================

                                                                   Global      Goldman Sachs
                                                                  Equities        Research
                                                                  Portfolio      Portfolio
                                                                 (Class 3)(1)  (Class 3)(1)
                                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (210)   $       (70)
  Net realized gains (losses) from
   securities transactions                                             1,076           (584)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (4,530)          (692)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (3,664)        (1,346)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        91,443         39,635
  Cost of units redeemed                                                 (26)            (5)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       28,205        (24,557)
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       119,622         15,073
                                                                 --------------------------

Increase (decrease) in net assets                                    115,958         13,727
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   115,958    $    13,727
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                              International
                                                                    Growth-       Growth        High-Yield     Diversified
                                                                    Income     Opportunities       Bond         Equities
                                                                   Portfolio     Portfolio       Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,814)   $      (326)   $    (1,444)   $    (2,616)
  Net realized gains (losses) from
   securities transactions                                                 4              7            617            102
  Change in net unrealized appreciation
   (depreciation) of investments                                     (53,830)        (9,002)        14,102         20,611
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                 (55,640)        (9,321)        13,275         18,097
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     1,361,873        194,294      1,274,408      1,396,436
  Cost of units redeemed                                              (1,483)           (51)          (376)          (896)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                      111,181         10,221         52,235         92,668
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     1,471,571        204,464      1,326,267      1,488,208
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  1,415,931        195,143      1,339,542      1,506,305
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 1,415,931    $   195,143    $ 1,339,542    $ 1,506,305
                                                                 ========================================================

                                                                 International
                                                                     Growth          Marsico
                                                                   and Income        Growth
                                                                   Portfolio       Portfolio
                                                                  (Class 3)(1)   (Class 3)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,273)   $    (1,092)
  Net realized gains (losses) from
   securities transactions                                             1,423            410
  Change in net unrealized appreciation
   (depreciation) of investments                                      (8,950)       (31,377)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (8,800)       (32,059)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                       924,329        675,409
  Cost of units redeemed                                                (956)          (140)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       46,026        114,180
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       969,399        789,449
                                                                 --------------------------

Increase (decrease) in net assets                                    960,599        757,390
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   960,599    $   757,390
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  MFS Growth    MFS Mid-Cap     MFS Total       Putnam
                                                                  and Income      Growth         Return         Growth
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)   (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    (1,315)   $    (2,466)   $    (4,810)   $      (594)
  Net realized gains (losses) from
   securities transactions                                               422            165           (417)           (79)
  Change in net unrealized appreciation
   (depreciation) of investments                                         278         (4,693)        (4,021)       (22,516)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                    (615)        (6,994)        (9,248)       (23,189)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       730,880      1,369,548      2,774,563        442,455
  Cost of units redeemed                                                (500)        (1,019)       (36,093)          (204)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                       69,269        123,443        869,636         18,322
  Contract maintenance charge                                              0              0              0              0
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       799,649      1,491,972      3,608,106        460,573
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                    799,034      1,484,978      3,598,858        437,384
Net assets at beginning of period                                          0              0              0              0
                                                                 --------------------------------------------------------
Net assets at end of period                                      $   799,034    $ 1,484,978    $ 3,598,858    $   437,384
                                                                 ========================================================

                                                                    Real        Small & Mid
                                                                   Estate        Cap Value
                                                                  Portfolio      Portfolio
                                                                 (Class 3)(1)   (Class 3)(1)
                                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (592)   $    (2,171)
  Net realized gains (losses) from
   securities transactions                                               138            938
  Change in net unrealized appreciation
   (depreciation) of investments                                      11,846         49,142
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  11,392         47,909
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                       377,308      1,586,920
  Cost of units redeemed                                                (450)        (1,034)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       38,167        140,990
  Contract maintenance charge                                              0              0
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       415,025      1,726,876
                                                                 --------------------------

Increase (decrease) in net assets                                    426,417      1,774,785
Net assets at beginning of period                                          0              0
                                                                 --------------------------
Net assets at end of period                                      $   426,417    $ 1,774,785
                                                                 ==========================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  SunAmerica                       Telecom         Worldwide
                                                                   Balanced       Technology       Utility        High Income
                                                                  Portfolio        Portfolio      Portfolio        Portfolio
                                                                 (Class 3)(1)    (Class 3)(1)   (Class 3)(3)**  (Class 3)(3)**
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $       (368)   $       (404)   $         (2)   $        (2)
  Net realized gains (losses) from
   securities transactions                                                (35)         (4,015)             95             59
  Change in net unrealized appreciation
   (depreciation) of investments                                       (4,852)        (23,365)             18             14
                                                                 -----------------------------------------------------------
   Increase (decrease) in net assets from operations                   (5,255)        (27,784)            111             71
                                                                 -----------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        297,508         216,244             201            229
  Cost of units redeemed                                                 (476)           (376)              0              0
  Annuity benefit payments                                                  0               0               0              0
  Net transfers                                                        21,767          64,806              10             10
  Contract maintenance charge                                               0               0               0              0
                                                                 -----------------------------------------------------------
   Increase (decrease) in net assets from capital transactions        318,799         280,674             211            239
                                                                 -----------------------------------------------------------

Increase (decrease) in net assets                                     313,544         252,890             322            310
Net assets at beginning of period                                           0               0               0              0
                                                                 -----------------------------------------------------------
Net assets at end of period                                      $    313,544    $    252,890    $        322    $       310
                                                                 ===========================================================

                                                                                   Emerging
                                                                   Comstock         Growth
                                                                   Portfolio      Portfolio
                                                                  (Class II)      (Class II)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (546,240)   $   (106,777)
  Net realized gains (losses) from
   securities transactions                                         (1,520,648)       (275,987)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (9,147,273)     (2,549,452)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations              (11,214,161)     (2,932,216)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                     16,585,307       5,096,153
  Cost of units redeemed                                           (3,051,795)       (392,826)
  Annuity benefit payments                                               (311)              0
  Net transfers                                                    58,727,885       7,322,902
  Contract maintenance charge                                         (14,920)         (1,481)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions     72,246,166      12,024,748
                                                                 ----------------------------

Increase (decrease) in net assets                                  61,032,006       9,092,532
Net assets at beginning of period                                   8,039,411       1,582,599
                                                                 ----------------------------
Net assets at end of period                                      $ 69,071,417    $ 10,675,131
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Separate
   Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Growth and                     Conservative    Conservative
                                                                    Income         Balanced        Balanced         Growth
                                                                  Portfolio        Portfolio       Portfolio       Portfolio
                                                                  (Class II)       (Class A)       (Class A)       (Class A)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (359,527)   $    195,739    $    (24,368)   $    278,422
  Net realized gains (losses) from
   securities transactions                                           (337,002)       (337,751)         (3,150)       (342,528)
  Change in net unrealized appreciation
   (depreciation) of investments                                   (4,261,044)     (2,743,020)        (31,312)     (2,917,874)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (4,957,573)     (2,885,032)        (58,830)     (2,981,980)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     11,595,247      14,830,734         301,911       6,714,813
  Cost of units redeemed                                           (2,196,560)     (3,679,297)       (101,836)     (1,538,095)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                    47,387,825      39,345,938       4,356,285      23,115,060
  Contract maintenance charge                                         (11,597)         (5,142)           (575)         (3,359)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     56,774,915      50,492,233       4,555,785      28,288,419
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  51,817,342      47,607,201       4,496,955      25,306,439
Net assets at beginning of period                                   2,854,121       8,649,750         796,457       5,523,188
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 54,671,463    $ 56,256,951    $  5,293,412    $ 30,829,627
                                                                 ============================================================


                                                                 Equity Income  Flexible Income
                                                                     Fund          Portfolio
                                                                   (Class A)       (Class A)
                                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     27,612    $    (73,084)
  Net realized gains (losses) from
   securities transactions                                           (106,203)        (26,237)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (654,644)        283,914
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                 (733,235)        184,593
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      1,911,504       1,592,878
  Cost of units redeemed                                             (370,350)     (1,304,038)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     7,117,811      10,838,073
  Contract maintenance charge                                          (1,142)         (1,699)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      8,657,823      11,125,214
                                                                 ----------------------------

Increase (decrease) in net assets                                   7,924,588      11,309,807
Net assets at beginning of period                                   1,252,845       2,373,837
                                                                 ----------------------------
Net assets at end of period                                      $  9,177,433    $ 13,683,644
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  Growth &                      West Coast
                                                                   Income         Growth         Equity         Income
                                                                    Fund           Fund           Fund           Fund
                                                                  (Class A)      (Class A)      (Class A)      (Class A)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (17,720)   $   (10,620)   $   (28,353)   $    65,452
  Net realized gains (losses) from
   securities transactions                                           (60,294)       (38,826)       (30,651)        (1,916)
  Change in net unrealized appreciation
   (depreciation) of investments                                    (464,725)      (208,498)      (664,918)       192,988
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (542,739)      (257,944)      (723,922)       256,524
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                       488,073        248,730      1,520,761        473,845
  Cost of units redeemed                                            (152,246)       (59,939)      (185,596)       (92,704)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    2,599,554        732,150      3,679,185      3,902,943
  Contract maintenance charge                                           (533)          (329)          (647)          (547)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     2,934,848        920,612      5,013,703      4,283,537
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  2,392,109        662,668      4,289,781      4,540,061
Net assets at beginning of period                                  1,005,104        297,497        798,661        756,730
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 3,397,213    $   960,165    $ 5,088,442    $ 5,296,791
                                                                 ========================================================

                                                                 International
                                                                    Growth      Mid Cap Stock
                                                                     Fund            Fund
                                                                   (Class A)      (Class A)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $      (334)   $   (13,270)
  Net realized gains (losses) from
   securities transactions                                                 69          5,080
  Change in net unrealized appreciation
   (depreciation) of investments                                      (10,407)      (104,826)
                                                                  --------------------------
   Increase (decrease) in net assets from operations                  (10,672)      (113,016)
                                                                  --------------------------

From capital transactions:
  Net proceeds from units sold                                         32,697        329,305
  Cost of units redeemed                                               (1,962)      (108,866)
  Annuity benefit payments                                                  0              0
  Net transfers                                                        51,399      1,043,364
  Contract maintenance charge                                             (33)          (386)
                                                                  --------------------------
   Increase (decrease) in net assets from capital transactions         82,101      1,263,417
                                                                  --------------------------

Increase (decrease) in net assets                                      71,429      1,150,401
Net assets at beginning of period                                      24,920        394,646
                                                                  --------------------------
Net assets at end of period                                       $    96,349    $ 1,545,047
                                                                  ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                  Short Term                        Strategic
                                                                 Money Market       Income       Small Cap Stock     Growth
                                                                     Fund            Fund              Fund         Portfolio
                                                                  (Class A)       (Class A)         (Class A)       (Class A)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (2,324)   $     11,635    $     (4,627)    $     97,813
  Net realized gains (losses) from
   securities transactions                                                  0            (414)          6,078         (104,751)
  Change in net unrealized appreciation
   (depreciation) of investments                                            0          46,197        (170,624)        (866,332)
                                                                 -------------------------------------------------------------
   Increase (decrease) in net assets from operations                   (2,324)         57,418        (169,173)        (873,270)
                                                                 -------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        344,382         258,832         149,143        2,193,967
  Cost of units redeemed                                             (403,573)       (164,821)        (25,544)        (127,911)
  Annuity benefit payments                                                  0               0               0                0
  Net transfers                                                     3,799,510       1,765,320         387,461        3,908,093
  Contract maintenance charge                                            (731)           (156)            (38)          (1,374)
                                                                 -------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions      3,739,588       1,859,175         511,022        5,972,775
                                                                 -------------------------------------------------------------

Increase (decrease) in net assets                                   3,737,264       1,916,593         341,849        5,099,505
Net assets at beginning of period                                     455,028         121,619         140,648        1,216,910
                                                                 -------------------------------------------------------------
Net assets at end of period                                      $  4,192,292    $  2,038,212    $    482,497     $  6,316,415
                                                                 =============================================================


                                                                 U.S. Government   Balanced
                                                                 Securities Fund   Portfolio
                                                                    (Class A)      (Class B)
                                                                 -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                    $    114,646    $     96,233
  Net realized gains (losses) from
   securities transactions                                              17,167        (144,311)
  Change in net unrealized appreciation
   (depreciation) of investments                                       351,062      (1,415,679)
                                                                  ----------------------------
   Increase (decrease) in net assets from operations                   482,875      (1,463,757)
                                                                  ----------------------------

From capital transactions:
  Net proceeds from units sold                                       1,459,695       8,476,343
  Cost of units redeemed                                              (939,865)     (1,206,730)
  Annuity benefit payments                                                   0               0
  Net transfers                                                     11,272,460      22,783,157
  Contract maintenance charge                                           (1,438)         (1,832)
                                                                  ----------------------------
   Increase (decrease) in net assets from capital transactions      11,790,852      30,050,938
                                                                  ----------------------------

Increase (decrease) in net assets                                   12,273,727      28,587,181
Net assets at beginning of period                                    1,638,908       1,452,687
                                                                  ----------------------------
Net assets at end of period                                       $ 13,912,635    $ 30,039,868
                                                                  ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                        Conservative    Conservative
                                                                          Balanced         Growth      Equity Income
                                                                         Portfolio        Portfolio         Fund
                                                                         (Class B)        (Class B)       (Class B)
                                                                        ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                      $    (10,964)   $    129,870    $     17,306
      Net realized gains (losses) from
          securities transactions                                            (23,793)       (156,758)        (66,381)
      Change in net unrealized appreciation
          (depreciation) of investments                                       (1,159)     (1,331,377)       (461,812)
                                                                        --------------------------------------------
          Increase (decrease) in net assets from operations                  (35,916)     (1,358,265)       (510,887)
                                                                        --------------------------------------------

From capital transactions:
      Net proceeds from units sold                                           356,650       4,897,584       1,673,374
      Cost of units redeemed                                                 (42,642)       (333,541)       (121,848)
      Annuity benefit payments                                                     0               0               0
      Net transfers                                                        1,613,773       9,583,862       4,016,086
      Contract maintenance charge                                               (823)           (176)           (279)
                                                                        --------------------------------------------
          Increase (decrease) in net assets from capital transactions      1,926,958      14,147,729       5,567,333
                                                                        --------------------------------------------

Increase (decrease) in net assets                                          1,891,042      12,789,464       5,056,446
Net assets at beginning of period                                            205,218       1,126,916         364,057
                                                                        --------------------------------------------
Net assets at end of period                                             $  2,096,260    $ 13,916,380    $  5,420,503
                                                                        ============================================


                                                                        Flexible Income  Growth & Income     Growth
                                                                            Portfolio         Fund            Fund
                                                                            (Class B)       (Class B)       (Class B)
                                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                       $    (40,313)   $     (7,401)    $     (7,408)
      Net realized gains (losses) from
          securities transactions                                              (2,089)        (26,308)         (23,661)
      Change in net unrealized appreciation
          (depreciation) of investments                                       191,908        (163,820)        (129,523)
                                                                         ---------------------------------------------
          Increase (decrease) in net assets from operations                   149,506        (197,529)        (160,592)
                                                                         ---------------------------------------------

From capital transactions:
      Net proceeds from units sold                                            942,880         195,695          174,816
      Cost of units redeemed                                                 (263,163)        (60,107)         (33,443)
      Annuity benefit payments                                                      0               0                0
      Net transfers                                                         8,125,550       1,251,000          609,341
      Contract maintenance charge                                                (495)            (76)             (45)
                                                                         ---------------------------------------------
          Increase (decrease) in net assets from capital transactions       8,804,772       1,386,512          750,669
                                                                         ---------------------------------------------

Increase (decrease) in net assets                                           8,954,278       1,188,983          590,077
Net assets at beginning of period                                             181,709         111,519           31,455
                                                                         ---------------------------------------------
Net assets at end of period                                              $  9,135,987    $  1,300,502     $    621,532
                                                                         =============================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                  West Coast                  International
                                                                    Equity        Income         Growth      Mid Cap Stock
                                                                     Fund          Fund           Fund           Fund
                                                                  (Class B)      (Class B)      (Class B)      (Class B)
                                                                 ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (13,200)   $    53,276    $       (80)   $    (6,112)
  Net realized gains (losses) from
   securities transactions                                           (58,832)        (1,924)        (3,787)         6,061
  Change in net unrealized appreciation
   (depreciation) of investments                                    (327,812)       276,815        (14,071)       (52,141)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (399,844)       328,167        (17,938)       (52,192)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     1,052,859      1,198,453         71,135        210,229
  Cost of units redeemed                                             (44,989)      (201,364)          (822)       (17,903)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    1,647,687      6,503,183         41,046        500,111
  Contract maintenance charge                                           (129)          (396)            (7)           (52)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     2,655,428      7,499,876        111,352        692,385
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  2,255,584      7,828,043         93,414        640,193
Net assets at beginning of period                                     58,327        361,838             31         36,706
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 2,313,911    $ 8,189,881    $    93,445    $   676,899
                                                                 ========================================================

                                                                                Short Term
                                                                 Money Market     Income
                                                                     Fund          Fund
                                                                   (Class B)    (Class B)
                                                                 --------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (16,685)   $    12,758
  Net realized gains (losses) from
   securities transactions                                                 0         (1,629)
  Change in net unrealized appreciation
   (depreciation) of investments                                           0         18,147
                                                                 --------------------------
   Increase (decrease) in net assets from operations                 (16,685)        29,276
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        89,168        429,912
  Cost of units redeemed                                            (271,769)       (17,276)
  Annuity benefit payments                                                 0              0
  Net transfers                                                    4,691,590        724,335
  Contract maintenance charge                                           (710)          (126)
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions     4,508,279      1,136,845
                                                                 --------------------------

Increase (decrease) in net assets                                  4,491,594      1,166,121
Net assets at beginning of period                                    189,232         20,028
                                                                 --------------------------
Net assets at end of period                                      $ 4,680,826    $ 1,186,149
                                                                 ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                   Nations
                                                                                  Strategic                          Asset
                                                                Small Cap Stock    Growth       U.S. Government   Allocation
                                                                     Fund         Portfolio     Securities Fund   Portfolio
                                                                   (Class B)      (Class B)        (Class B)       (Class B)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (3,369)   $     28,195    $     77,614    $      1,100
  Net realized gains (losses) from
   securities transactions                                              2,262         (55,487)         12,985         (12,337)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (129,534)       (272,895)        264,244         (34,600)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations                 (130,641)       (300,187)        354,843         (45,837)
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         82,773       1,082,196       1,062,291          91,862
  Cost of units redeemed                                              (14,362)        (51,862)       (241,544)        (14,101)
  Annuity benefit payments                                                  0               0               0               0
  Net transfers                                                       262,610       1,270,045      10,333,082         223,612
  Contract maintenance charge                                             (32)           (109)         (1,108)            (32)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions        330,989       2,300,270      11,152,721         301,341
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                     200,348       2,000,083      11,507,564         255,504
Net assets at beginning of period                                      33,280         318,978         753,700          64,771
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $    233,628    $  2,319,061    $ 12,261,264    $    320,275
                                                                 ============================================================

                                                                   Nations          Nations
                                                                   Capital        High Yield
                                                                   Growth            Bond
                                                                  Portfolio       Portfolio
                                                                  (Class B)       (Class B)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (6,183)   $    313,359
  Net realized gains (losses) from
   securities transactions                                            (74,321)        (39,154)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (73,906)       (219,016)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                 (154,410)         55,189
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                          9,582       2,397,080
  Cost of units redeemed                                              (15,262)       (156,305)
  Annuity benefit payments                                                  0               0
  Net transfers                                                       239,885       1,835,930
  Contract maintenance charge                                             (70)           (246)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions        234,135       4,076,459
                                                                 ----------------------------

Increase (decrease) in net assets                                      79,725       4,131,648
Net assets at beginning of period                                     394,567       1,216,270
                                                                 ----------------------------
Net assets at end of period                                      $    474,292    $  5,347,918
                                                                 ============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                  Nations
                                                                   Nations        Marsico        Nations        Nations
                                                                International     Focused        Marsico        Marsico
                                                                    Value        Equities        Growth       21st Century
                                                                  Portfolio      Portfolio      Portfolio      Portfolio
                                                                  (Class B)      (Class B)      (Class B)      (Class B)
                                                                ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    17,280    $   (65,772)   $   (21,608)   $    (5,407)
  Net realized gains (losses) from
   securities transactions                                           (13,899)       (45,991)       (17,006)           767
  Change in net unrealized appreciation
   (depreciation) of investments                                    (967,356)      (874,999)      (240,260)       (26,386)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from operations                (963,975)      (986,762)      (278,874)       (31,026)
                                                                 --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                     3,173,103      4,210,583        142,098         27,540
  Cost of units redeemed                                            (143,534)      (184,730)      (115,510)       (14,085)
  Annuity benefit payments                                                 0              0              0              0
  Net transfers                                                    1,927,581      2,922,076        840,210         74,949
  Contract maintenance charge                                           (257)          (411)          (175)           (56)
                                                                 --------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     4,956,893      6,947,518        866,623         88,348
                                                                 --------------------------------------------------------

Increase (decrease) in net assets                                  3,992,918      5,960,756        587,749         57,322
Net assets at beginning of period                                  1,357,166      1,358,098        965,682        299,852
                                                                 --------------------------------------------------------
Net assets at end of period                                      $ 5,350,084    $ 7,318,854    $ 1,553,431    $   357,174
                                                                 ========================================================

                                                                   Nations
                                                                   Marsico        Nations
                                                                International      MidCap
                                                                Opportunities      Growth
                                                                  Portfolio      Portfolio
                                                                  (Class B)      (Class B)
                                                                ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (877)   $    (8,921)
  Net realized gains (losses) from
   securities transactions                                               (73)       (36,929)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (5,269)      (173,091)
                                                                 --------------------------
   Increase (decrease) in net assets from operations                  (6,219)      (218,941)
                                                                 --------------------------

From capital transactions:
  Net proceeds from units sold                                        81,904        262,537
  Cost of units redeemed                                                (316)       (34,134)
  Annuity benefit payments                                                 0              0
  Net transfers                                                       76,802        509,584
  Contract maintenance charge                                            (39)           (97)
                                                                 --------------------------
   Increase (decrease) in net assets from capital transactions       158,351        737,890
                                                                 --------------------------

Increase (decrease) in net assets                                    152,132        518,949
Net assets at beginning of period                                     10,632        306,236
                                                                 --------------------------
Net assets at end of period                                      $   162,764    $   825,185
                                                                 ==========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Nations
                                                                     Small           Nations
                                                                    Company           Value           Growth        International
                                                                   Portfolio        Portfolio         Series           Series
                                                                   (Class B)        (Class B)        (Class A)        (Class A)
                                                                 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (16,514)   $      (8,984)   $  (6,668,519)   $      24,943
  Net realized gains (losses) from
   securities transactions                                             (31,981)         (87,266)     (73,006,380)     (16,851,331)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (330,592)        (270,920)     (90,988,505)      (2,148,332)
                                                                 ----------------------------------------------------------------
   Increase (decrease) in net assets from operations                  (379,087)        (367,170)    (170,663,404)     (18,974,720)
                                                                 ----------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         426,876          217,815        4,633,381        1,086,432
  Cost of units redeemed                                               (40,132)        (108,377)     (65,612,057)     (17,001,813)
  Annuity benefit payments                                                   0                0       (2,642,995)        (398,208)
  Net transfers                                                      1,151,280          546,215      (35,068,047)      (7,404,217)
  Contract maintenance charge                                              (93)            (242)        (252,100)         (52,844)
                                                                 ----------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions       1,537,931          655,411      (98,941,818)     (23,770,650)
                                                                 ----------------------------------------------------------------

Increase (decrease) in net assets                                    1,158,844          288,241     (269,605,222)     (42,745,370)
Net assets at beginning of period                                      494,250        1,226,606      731,554,638      146,144,690
                                                                 ----------------------------------------------------------------
Net assets at end of period                                      $   1,653,094    $   1,514,847    $ 461,949,416    $ 103,399,320
                                                                 ================================================================

                                                                    Growth-          Asset
                                                                    Income         Allocation
                                                                    Series           Series
                                                                  (Class A)        (Class A)
                                                                 ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   1,869,726    $   2,018,674
  Net realized gains (losses) from
   securities transactions                                         (20,672,333)      (3,765,085)
  Change in net unrealized appreciation
   (depreciation) of investments                                  (114,184,865)     (10,613,737)
                                                                 ------------------------------
   Increase (decrease) in net assets from operations              (132,987,472)     (12,360,148)
                                                                 ------------------------------

From capital transactions:
  Net proceeds from units sold                                       5,406,694        1,100,862
  Cost of units redeemed                                           (68,445,739)     (10,800,877)
  Annuity benefit payments                                          (3,124,750)        (405,304)
  Net transfers                                                    (13,962,883)       1,662,472
  Contract maintenance charge                                         (271,108)         (38,724)
                                                                 ------------------------------
   Increase (decrease) in net assets from capital transactions     (80,397,786)      (8,481,571)
                                                                 ------------------------------

Increase (decrease) in net assets                                 (213,385,258)     (20,841,719)
Net assets at beginning of period                                  712,431,332       98,104,020
                                                                 ------------------------------
Net assets at end of period                                      $ 499,046,074    $  77,262,301
                                                                 ==============================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                     U.S.
                                                                                  Government/
                                                                  High-Yield       AAA-Rated         Cash            Asset
                                                                     Bond         Securities      Management      Allocation
                                                                    Series          Series          Series           Fund
                                                                  (Class A)        (Class A)       (Class A)     (Class 2)(1)
                                                                 -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $  4,026,396    $  2,400,978    $    742,780    $    230,834
  Net realized gains (losses) from
   securities transactions                                         (4,131,519)       (116,770)     (1,290,185)            (58)
  Change in net unrealized appreciation
   (depreciation) of investments                                     (940,419)      2,179,508         380,791         (76,058)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from operations               (1,045,542)      4,463,716        (166,614)        154,718
                                                                 ------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        405,991         551,598         590,186         478,005
  Cost of units redeemed                                           (5,953,128)    (10,097,946)    (20,470,744)       (127,592)
  Annuity benefit payments                                           (312,820)       (415,008)       (229,443)              0
  Net transfers                                                      (243,482)     21,466,254      15,284,194      10,750,656
  Contract maintenance charge                                         (23,321)        (25,860)        (19,213)           (661)
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets from capital transactions     (6,126,760)     11,479,038      (4,845,020)     11,100,408
                                                                 ------------------------------------------------------------

Increase (decrease) in net assets                                  (7,172,302)     15,942,754      (5,011,634)     11,255,126
Net assets at beginning of period                                  54,272,351      58,032,493      47,271,208               0
                                                                 ------------------------------------------------------------
Net assets at end of period                                      $ 47,100,049    $ 73,975,247    $ 42,259,574    $ 11,255,126
                                                                 ============================================================

                                                                    Global
                                                                    Growth          Growth
                                                                     Fund            Fund
                                                                 (Class 2)(1)    (Class 2)(1)
                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $     (9,844)   $    (20,951)
  Net realized gains (losses) from
   securities transactions                                                352             (87)
  Change in net unrealized appreciation
   (depreciation) of investments                                       44,683        (376,685)
                                                                 ----------------------------
   Increase (decrease) in net assets from operations                   35,191        (397,723)
                                                                 ----------------------------

From capital transactions:
  Net proceeds from units sold                                      1,427,457       4,012,521
  Cost of units redeemed                                              (43,329)        (80,209)
  Annuity benefit payments                                                  0               0
  Net transfers                                                     3,922,507       9,368,968
  Contract maintenance charge                                            (250)           (633)
                                                                 ----------------------------
   Increase (decrease) in net assets from capital transactions      5,306,385      13,300,647
                                                                 ----------------------------

Increase (decrease) in net assets                                   5,341,576      12,902,924
Net assets at beginning of period                                           0               0
                                                                 ----------------------------
Net assets at end of period                                      $  5,341,576    $ 12,902,924
                                                                 ============================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                    Growth-         Growth          Mid Cap
                                                                     Income        & Income          Value
                                                                      Fund         Portfolio       Portfolio
                                                                 (Class 2)(1)    (Class VC)(4)   (Class VC)(4)
                                                                 ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $    163,797    $     12,272    $     (5,369)
  Net realized gains (losses) from
   securities transactions                                              2,638         (49,789)        (43,827)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (16,079)       (852,258)       (553,373)
                                                                 --------------------------------------------
   Increase (decrease) in net assets from operations                  150,356        (889,775)       (602,569)
                                                                 --------------------------------------------

From capital transactions:
  Net proceeds from units sold                                      5,090,325       2,871,139         642,391
  Cost of units redeemed                                             (138,071)       (333,240)       (246,364)
  Annuity benefit payments                                                  0               0               0
  Net transfers                                                    16,583,915      18,245,991      14,891,769
  Contract maintenance charge                                            (962)         (3,645)         (2,444)
                                                                 --------------------------------------------
   Increase (decrease) in net assets from capital transactions     21,535,207      20,780,245      15,285,352
                                                                 --------------------------------------------

Increase (decrease) in net assets                                  21,685,563      19,890,469      14,682,783
Net assets at beginning of period                                           0               0               0
                                                                 --------------------------------------------
Net assets at end of period                                      $ 21,685,563    $ 19,890,469    $ 14,682,783
                                                                 ============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                                                                                      Government
                                                                     Capital              and
                                                                   Appreciation      Quality Bond          Growth
                                                                    Portfolio         Portfolio           Portfolio
                                                                    (Class 1)         (Class 1)           (Class 1)
                                                                 ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $   (17,192,595)   $    14,149,635    $    (7,177,831)
  Net realized gains (losses) from
   securities transactions                                           244,008,610          4,576,453         63,637,713
  Change in net unrealized appreciation
   (depreciation) of investments                                    (455,698,787)         1,289,488       (145,412,520)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from operations                (228,882,772)        20,015,576        (88,952,638)
                                                                 -----------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                        46,952,669         24,077,281         23,901,562
  Cost of units redeemed                                            (110,745,369)       (49,474,788)       (45,601,872)
  Annuity benefit payments                                              (501,643)          (121,594)          (423,445)
  Net transfers                                                       42,909,794        128,851,981         34,394,496
  Contract maintenance charge                                           (453,269)           (98,270)          (171,953)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from capital transactions       (21,837,818)       103,234,610         12,098,788
                                                                 -----------------------------------------------------

Increase (decrease) in net assets                                   (250,720,590)       123,250,186        (76,853,850)
Net assets at beginning of period                                  1,532,809,954        366,897,684        583,100,115
                                                                 -----------------------------------------------------
Net assets at end of period                                      $ 1,282,089,364    $   490,147,870    $   506,246,265
                                                                 =====================================================

                                                                                                          Government
                                                                     Natural             Capital              and
                                                                    Resources         Appreciation       Quality Bond
                                                                    Portfolio           Portfolio         Portfolio
                                                                    (Class 1)         (Class 2)(1)       (Class 2)(1)
                                                                 ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                                   $      (655,648)   $       (26,559)   $        21,392
  Net realized gains (losses) from
   securities transactions                                             5,679,223            339,938            (11,750)
  Change in net unrealized appreciation
   (depreciation) of investments                                      (8,304,994)           370,907           (115,793)
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from operations                  (3,281,419)           684,286           (106,151)
                                                                 -----------------------------------------------------

From capital transactions:
  Net proceeds from units sold                                         2,680,434          9,404,375         12,426,236
  Cost of units redeemed                                              (4,918,899)           (28,866)           (80,760)
  Annuity benefit payments                                               (11,419)                 0                  0
  Net transfers                                                        5,511,727          3,760,090          3,346,940
  Contract maintenance charge                                            (19,412)                 0                  0
                                                                 -----------------------------------------------------
   Increase (decrease) in net assets from capital transactions         3,242,431         13,135,599         15,692,416
                                                                 -----------------------------------------------------

Increase (decrease) in net assets                                        (38,988)        13,819,885         15,586,265
Net assets at beginning of period                                     56,658,266                  0                  0
                                                                 -----------------------------------------------------
Net assets at end of period                                      $    56,619,278    $    13,819,885    $    15,586,265
                                                                 =====================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                          Natural       Aggressive      Alliance          Asset       Blue Chip
                                            Growth       Resources        Growth         Growth        Allocation      Growth
                                          Portfolio      Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 2)(1)  (Class 2)(1)     (Class 1)       (Class 1)       (Class 1)     (Class 1)
                                         ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)        $   (17,581)    $ (1,794)   $  (3,401,973)  $  (28,016,447)  $  8,877,186   $  (289,081)
     Net realized gains (losses) from
         securities transactions              97,522        4,859        3,876,462       72,468,821     10,207,372    (1,413,818)
     Change in net unrealized
         appreciation (depreciation)
         of investments                      219,757       45,004     (131,374,730)    (397,475,263)   (43,664,173)   (2,735,274)
                                         ---------------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from operations            299,698       48,069     (130,900,241)    (353,022,889)   (24,579,615)   (4,438,173)
                                         ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold          5,915,817      511,753       11,937,359       62,445,983      7,497,756     4,959,750
     Cost of units redeemed                  (32,410)      (4,048)     (22,560,222)    (147,876,767)   (48,364,898)   (1,562,974)
     Annuity benefit payments                      0            0          (36,728)        (751,025)      (413,316)       (1,825)
     Net transfers                         1,390,554      189,927      (34,617,207)     (13,138,481)    (5,004,964)   14,693,419
     Contract maintenance charge                   0            0         (129,083)        (754,951)      (178,916)       (5,244)
                                         ---------------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from capital
           transactions                    7,273,961      697,632      (45,405,881)    (100,075,241)   (46,464,338)   18,083,126
                                         ---------------------------------------------------------------------------------------

Increase (decrease) in net assets          7,573,659      745,701     (176,306,122)    (453,098,130)   (71,043,953)   13,644,953
Net assets at beginning of period                  0            0      417,926,934    2,164,757,217    564,147,873    13,321,239
                                         ---------------------------------------------------------------------------------------
Net assets at end of period              $ 7,573,659     $745,701    $ 241,620,812   $1,711,659,087   $493,103,920   $26,966,192
                                         =======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                          Davis
                                          Cash         Corporate         Venture         "Dogs" of       Emerging       Federated
                                       Management         Bond            Value         Wall Street       Markets         Value
                                        Portfolio      Portfolio         Portfolio       Portfolio      Portfolio       Portfolio
                                        (Class 1)       (Class 1)        (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  13,011,999   $   9,422,378   $   (23,070,702)  $    694,506   $    (844,725)  $    (324,534)
   Net realized gains (losses) from
       securities transactions           1,527,371        (131,741)      376,021,082     (1,180,158)    (14,657,321)      3,715,670
   Change in net unrealized
       appreciation (depreciation)
       of investments                   (5,899,304)        652,174      (677,913,433)     5,512,481      11,629,938     (12,656,214)
                                     ----------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations          8,640,066       9,942,811      (324,963,053)     5,026,829      (3,872,108)     (9,265,078)
                                     ----------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold         68,282,500       9,057,693        82,552,003      2,564,030       2,676,010       8,015,252
   Cost of units redeemed             (119,335,773)    (21,901,526)     (171,970,058)    (6,632,770)     (4,525,605)    (18,358,099)
   Annuity benefit payments               (271,813)        (49,607)         (634,770)        (4,495)         (2,545)        (26,822)
   Net transfers                       111,206,679      61,957,318       116,249,872     18,292,490       1,393,144      60,430,769
   Contract maintenance charge             (84,361)        (48,353)         (807,557)       (34,764)        (28,153)        (71,018)
                                     ----------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   59,797,232      49,015,525        25,389,490     14,184,491        (487,149)     49,990,082
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets       68,437,298      58,958,336      (299,573,563)    19,211,320      (4,359,257)     40,725,004
Net assets at beginning of period      353,462,059     157,602,416     2,428,866,726     77,001,742      70,551,962     182,122,446
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $ 421,899,357   $ 216,560,752   $ 2,129,293,163   $ 96,213,062   $  66,192,705   $ 222,847,450
                                     ==============================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                        Goldman
                                        Global           Global          Sachs          Growth-         Growth       High-Yield
                                         Bond           Equities       Research         Income       Opportunities      Bond
                                       Portfolio        Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
                                       (Class 1)        (Class 1)      (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                     -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   9,227,956   $  (6,058,316)  $   (536,819)  $  (10,684,286)   $  (335,881)  $ 24,348,028
   Net realized gains (losses) from
       securities transactions             396,805       2,676,800     (4,767,003)      80,581,117     (4,966,053)   (28,576,307)
   Change in net unrealized
       appreciation (depreciation)
       of investments                   (5,578,365)    (95,774,145)    (6,255,730)    (339,821,198)    (4,517,163)    (9,173,879)
                                     -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations          4,046,396     (99,155,661)   (11,559,552)    (269,924,367)    (9,819,097)   (13,402,158)
                                     -------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          4,894,593      11,836,170      5,016,236       39,806,876      4,401,083      7,409,957
   Cost of units redeemed              (11,788,620)    (40,841,974)    (2,686,193)    (113,354,279)    (1,755,685)   (24,715,324)
   Annuity benefit payments                (44,068)       (215,171)          (273)        (692,792)        (2,129)      (105,058)
   Net transfers                         9,771,363     (10,295,172)      (151,584)       6,280,360      9,540,888     19,132,714
   Contract maintenance charge             (27,329)       (142,016)       (12,760)        (456,641)        (7,832)       (68,068)
                                     -------------------------------------------------------------------------------------------

       Increase (decrease) in net
         assets from capital
         transactions                    2,805,939     (39,658,163)     2,165,426      (68,416,476)    12,176,325      1,654,221
                                     -------------------------------------------------------------------------------------------

Increase (decrease) in net assets        6,852,335    (138,813,824)    (9,394,126)    (338,340,843)     2,357,228    (11,747,937)
Net assets at beginning of period      117,051,817     509,442,861     36,943,152    1,564,018,881     29,726,224    230,177,209
                                     -------------------------------------------------------------------------------------------
Net assets at end of period          $ 123,904,152   $ 370,629,037   $ 27,549,026   $1,225,678,038    $32,083,452   $218,429,272
                                     ===========================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                     International                                       MFS             MFS
                                      Diversified     International     Marsico      Growth and        Mid-Cap         MFS
                                        Equities     Growth & Income     Growth        Income          Growth      Total Return
                                       Portfolio        Portfolio      Portfolio      Portfolio       Portfolio      Portfolio
                                       (Class 1)        (Class 1)      (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                     ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (3,996,117)   $ (3,256,549)   $   (79,262)  $ (2,974,348)  $  (4,516,540)  $  2,358,700
   Net realized gains (losses) from
       securities transactions         (40,150,662)    (16,734,533)       (68,551)    10,707,222      19,700,483     14,830,518
   Change in net unrealized
       appreciation (depreciation)
       of investments                  (33,694,959)    (53,613,531)      (160,142)   (70,796,088)   (109,773,594)   (19,524,727)
                                     ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations        (77,841,738)    (73,604,613)      (307,955)   (63,063,214)    (94,589,651)    (2,335,509)
                                     ------------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          6,410,813      12,669,332      4,540,792     15,639,920      31,274,365     34,212,892
   Cost of units redeemed              (19,300,029)    (17,613,898)      (154,827)   (30,072,976)    (20,337,380)   (27,436,384)
   Annuity benefit payments               (111,292)        (50,793)             0       (131,529)        (26,298)       (79,806)
   Net transfers                       (16,031,898)      8,936,651      8,813,953     30,922,853      51,933,116    150,836,803
   Contract maintenance charge             (82,482)        (97,026)          (558)      (108,101)       (102,048)       (95,022)
                                     ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                  (29,114,888)      3,844,266     13,199,360     16,250,167      62,741,755    157,438,483
                                     ------------------------------------------------------------------------------------------

Increase (decrease) in net assets     (106,956,626)    (69,760,347)    12,891,405    (46,813,047)    (31,847,896)   155,102,974
Net assets at beginning of period      322,900,138     308,854,665            461    347,978,261     312,773,740    266,103,292
                                     ------------------------------------------------------------------------------------------
Net assets at end of period          $ 215,943,512    $239,094,318    $12,891,866   $301,165,214   $ 280,925,844   $421,206,266
                                     ==========================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Putnam         Real        SunAmerica                     Telecom       Worldwide
                                          Growth        Estate        Balanced      Technology       Utility     High Income
                                         Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                         (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $  (7,723,626)  $ 1,367,106   $  1,959,789   $   (610,578)  $  1,351,194   $  9,454,654
   Net realized gains (losses) from
       securities transactions            2,603,688       627,178      8,659,001    (21,374,097)    (3,675,927)    (6,062,167)
   Change in net unrealized
       appreciation (depreciation)
       of investments                  (158,417,004)       (2,588)   (69,559,977)    (5,921,897)   (10,987,455)    (8,003,109)
                                      ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations        (163,536,942)    1,991,696    (58,941,187)   (27,906,572)   (13,312,188)    (4,610,622)
                                      ---------------------------------------------------------------------------------------

From capital transactions:
   Net proceeds from units sold          17,034,397     2,786,291     13,478,396      6,851,492      2,356,443      1,467,818
   Cost of units redeemed               (45,320,764)   (6,378,267)   (27,573,508)    (3,334,152)    (6,876,264)    (8,923,517)
   Annuity benefit payments                (194,231)      (11,776)       (28,864)             0        (15,406)       (22,690)
   Net transfers                        (14,817,539)    7,790,644     15,958,577     14,237,710     (2,653,436)    (3,208,783)
   Contract maintenance charge             (229,991)      (22,081)      (155,166)       (14,825)       (30,030)       (28,559)
                                      ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   (43,528,128)    4,164,811      1,679,435     17,740,225     (7,218,693)   (10,715,731)
                                      ---------------------------------------------------------------------------------------

Increase (decrease) in net assets      (207,065,070)    6,156,507    (57,261,752)   (10,166,347)   (20,530,881)   (15,326,353)
Net assets at beginning of period       642,718,945    75,176,654    394,810,447     48,103,086     90,346,107     95,371,004
                                      ---------------------------------------------------------------------------------------
Net assets at end of period           $ 435,653,875   $81,333,161   $337,548,695   $ 37,936,739   $ 69,815,226   $ 80,044,651
                                      =======================================================================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                       Aggressive       Alliance          Asset         Blue Chip          Cash          Corporate
                                         Growth          Growth        Allocation        Growth         Management         Bond
                                        Portfolio      Portfolio        Portfolio       Portfolio       Portfolio        Portfolio
                                      (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)     (Class 2)(1)    (Class 2)(1)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (2,813)    $   (29,394)      $  5,105       $   (3,811)     $   148,267      $   80,149
   Net realized gains (losses) from
       securities transactions            151,512         314,855          3,868             (869)         (81,627)         (1,216)
   Change in net unrealized
       appreciation (depreciation)
       of investments                    (108,267)        220,968            402           22,458          (59,978)        (96,807)
                                       -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            40,432         506,429          9,375           17,778            6,662         (17,874)
                                       -------------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         1,595,572       9,113,985        403,462        1,194,751       13,820,219       4,358,080
   Cost of units redeemed                 (10,512)        (57,814)          (333)            (736)         (70,252)        (41,040)
   Annuity benefit payments                     0               0              0                0                0               0
   Net transfers                          388,528       3,933,877        172,278          422,528       (2,377,408)      1,990,113
   Contract maintenance charge                  0               0              0                0                0               0
                                       -------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,973,588      12,990,048        575,407        1,616,543       11,372,559       6,307,153
                                       -------------------------------------------------------------------------------------------
Increase (decrease) in net assets       2,014,020      13,496,477        584,782        1,634,321       11,379,221       6,289,279
Net assets at beginning of period               0               0              0                0                0               0
                                       -------------------------------------------------------------------------------------------
Net assets at end of period            $2,014,020     $13,496,477       $584,782       $1,634,321      $11,379,221      $6,289,279
                                       ===========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                             Davis          "Dogs" of       Emerging       Federated         Global
                                         Venture Value     Wall Street      Markets          Value            Bond
                                           Portfolio        Portfolio      Portfolio        Portfolio      Portfolio
                                         (Class 2)(1)     (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                         ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (20,847)     $     7,616       $   (533)      $    3,753      $   29,159
   Net realized gains (losses) from
       securities transactions               755,574             (867)         3,303           22,640          (2,279)
   Change in net unrealized
       appreciation (depreciation)
       of investments                        (39,519)          67,454         23,525          117,530         (32,811)
                                         ----------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations              695,208           74,203         26,295          143,923          (5,931)
                                         ----------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           12,865,773        1,380,535        242,250        2,600,785       1,301,686
   Cost of units redeemed                    (49,187)          (4,351)          (311)         (21,588)         (2,442)
   Annuity benefit payments                        0                0              0                0               0
   Net transfers                           5,583,625          342,091         71,648        1,228,585         323,635
   Contract maintenance charge                     0                0              0                0               0
                                         ----------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                     18,400,211        1,718,275        313,587        3,807,782       1,622,879
                                         ----------------------------------------------------------------------------
Increase (decrease) in net assets         19,095,419        1,792,478        339,882        3,951,705       1,616,948
Net assets at beginning of period                  0                0              0                0               0
                                         ----------------------------------------------------------------------------
Net assets at end of period              $19,095,419      $ 1,792,478       $339,882       $3,951,705      $1,616,948
                                         ============================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                                   International
                                          Global     Goldman Sachs      Growth-         Growth       High-Yield     Diversified
                                         Equities      Research         Income      Opportunities       Bond         Equities
                                        Portfolio      Portfolio       Portfolio      Portfolio       Portfolio      Portfolio
                                      (Class 2)(1)   (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)    (Class 2)(1)
                                      ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (4,647)    $   (2,966)     $   (4,204)     $ (1,901)     $   89,876      $   (2,761)
   Net realized gains (losses) from
       securities transactions             62,989           (959)        171,397           137          (1,544)         19,053
   Change in net unrealized
       appreciation (depreciation)
       of investments                      30,542         31,028         109,617        28,783         (80,843)         (3,257)
                                       ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            88,884         27,103         276,810        27,019           7,489          13,035
                                       ---------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         1,413,609        880,326       6,038,298       528,641       2,028,773         888,413
   Cost of units redeemed                  (4,913)        (1,177)        (46,479)       (4,381)         (5,756)         (1,478)
   Annuity benefit payments                     0              0               0             0               0               0
   Net transfers                          450,184        389,036       2,517,451       167,420         912,283         288,236
   Contract maintenance charge                  0              0               0             0               0               0
                                       ---------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,858,880      1,268,185       8,509,270       691,680       2,935,300       1,175,171
                                       ---------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,947,764      1,295,288       8,786,080       718,699       2,942,789       1,188,206
Net assets at beginning of period               0              0               0             0               0               0
                                       ---------------------------------------------------------------------------------------
Net assets at end of period            $1,947,764     $1,295,288      $8,786,080      $718,699      $2,942,789      $1,188,206
                                       =======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                      International
                                         Growth          Marsico      MFS Growth     MFS Mid-Cap    MFS Total       Putnam
                                       and Income        Growth       and Income       Growth        Return         Growth
                                        Portfolio       Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                      (Class 2)(1)    (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                      ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (4,033)     $   (8,029)   $   (2,477)     $  (18,965)   $    27,130    $   (6,275)
   Net realized gains (losses) from
       securities transactions             42,169           5,043        50,010         439,053         99,588        21,733
   Change in net unrealized
       appreciation (depreciation)
       of investments                      32,944         108,277         7,092         136,095        173,836        19,424
                                       -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            71,080         105,291        54,625         556,183        300,554        34,882
                                       -------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold         2,145,406       2,036,017     2,569,379       4,972,008     10,168,726     1,985,277
   Cost of units redeemed                  (3,887)        (10,967)      (10,151)        (24,554)       (78,484)       (7,017)
   Annuity benefit payments                     0               0             0               0              0             0
   Net transfers                          387,563         821,909       866,457       2,427,664      4,123,687       646,941
   Contract maintenance charge                  0               0             0               0              0             0
                                       -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   2,529,082       2,846,959     3,425,685       7,375,118     14,213,929     2,625,201
                                       -------------------------------------------------------------------------------------
Increase (decrease) in net assets       2,600,162       2,952,250     3,480,310       7,931,301     14,514,483     2,660,083
Net assets at beginning of period               0               0             0               0              0             0
                                       -------------------------------------------------------------------------------------
Net assets at end of period            $2,600,162      $2,952,250    $3,480,310      $7,931,301    $14,514,483    $2,660,083
                                       =====================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                          Real          SunAmerica                              Telecom            Worldwide
                                         Estate          Balanced          Technology           Utility           High Income
                                        Portfolio       Portfolio          Portfolio           Portfolio           Portfolio
                                      (Class 2)(1)     (Class 2)(1)       (Class 2)(1)        (Class 2)(1)       (Class 2)(1)
                                      ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $    8,387      $   11,009         $   (3,824)          $  7,818            $  5,662
   Net realized gains (losses) from
       securities transactions               (714)         20,449               (207)            (1,957)                 10
   Change in net unrealized
       appreciation (depreciation)
       of investments                      36,092         (13,506)            95,009            (24,097)              2,867
                                       ------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            43,765          17,952             90,978            (18,236)              8,539
                                       ------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           631,079       2,231,096          1,075,102            759,024             585,565
   Cost of units redeemed                  (3,375)        (15,664)            (1,342)            (5,467)             (1,496)
   Annuity benefit payments                     0               0                  0                  0                   0
   Net transfers                          518,292         809,790            294,204            126,699              90,734
   Contract maintenance charge                  0               0                  0                  0                   0
                                       ------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,145,996       3,025,222          1,367,964            880,256             674,803
                                       ------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,189,761       3,043,174          1,458,942            862,020             683,342
Net assets at beginning of period               0               0                  0                  0                   0
                                       ------------------------------------------------------------------------------------
Net assets at end of period            $1,189,761      $3,043,174         $1,458,942           $862,020            $683,342
                                       ====================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                         Emerging       Growth and                   Conservative    Conservative
                                         Comstock         Growth          Income        Balanced       Balanced        Growth
                                        Portfolio       Portfolio       Portfolio       Portfolio     Portfolio       Portfolio
                                      (Class II)(2)   (Class II)(2)   (Class II)(2)   (Class A)(1)   (Class A)(1)    (Class A)(1)
                                      -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (11,288)     $   (1,525)    $   (3,827)     $  (19,619)    $ (1,557)     $  (14,073)
   Net realized gains (losses) from
       securities transactions                 146             196            (47)           (903)           5         (35,194)
   Change in net unrealized
       appreciation (depreciation)
       of investments                      103,027          10,892         63,470         189,774        8,299         152,724
                                        --------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations             91,885           9,563         59,596         169,252        6,747         103,457
                                        --------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold          1,523,551         456,610        398,540       4,100,447      359,915       3,029,167
   Cost of units redeemed                  (30,941)         (8,243)        (2,953)       (115,318)      (2,861)        (74,681)
   Annuity benefit payments                      0               0              0               0            0               0
   Net transfers                         6,455,040       1,124,714      2,399,071       4,495,369      432,656       2,465,245
   Contract maintenance charge                (124)            (45)          (133)              0            0               0
                                        --------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    7,947,526       1,573,036      2,794,525       8,480,498      789,710       5,419,731
                                        --------------------------------------------------------------------------------------
Increase (decrease) in net assets        8,039,411       1,582,599      2,854,121       8,649,750      796,457       5,523,188
Net assets at beginning of period                0               0              0               0            0               0
                                        --------------------------------------------------------------------------------------
Net assets at end of period             $8,039,411      $1,582,599     $2,854,121      $8,649,750     $796,457      $5,523,188
                                        ======================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

(2) For the period from October 15, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                          West Coast
                                      Equity Income   Flexible Income   Growth & Income      Growth         Equity         Income
                                          Fund           Portfolio           Fund             Fund           Fund           Fund
                                      (Class A)(1)     (Class A)(1)      (Class A)(1)     (Class A)(1)   (Class A)(1)   (Class A)(1)
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   (3,335)      $   (4,293)       $   (2,896)      $   (731)      $ (2,525)      $ (1,872)
   Net realized gains (losses) from
       securities transactions                129              761              (858)           (23)          (954)           242
   Change in net unrealized
       appreciation (depreciation)
       of investments                      22,477           23,851             8,224          8,294         34,577          4,677
                                       ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations            19,271           20,319             4,470          7,540         31,098          3,047
                                       ------------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold           724,733          677,697           687,140        145,242        427,009        337,415
   Cost of units redeemed                  (3,192)          (7,791)          (13,469)        (1,660)        (4,157)        (2,615)
   Annuity benefit payments                     0                0                 0              0              0              0
   Net transfers                          512,033        1,683,612           326,963        146,375        344,711        418,883
   Contract maintenance charge                  0                0                 0              0              0              0
                                       ------------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                   1,233,574        2,353,518         1,000,634        289,957        767,563        753,683
                                       ------------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,252,845        2,373,837         1,005,104        297,497        798,661        756,730
Net assets at beginning of period               0                0                 0              0              0              0
                                       ------------------------------------------------------------------------------------------
Net assets at end of period            $1,252,845       $2,373,837        $1,005,104       $297,497       $798,661       $756,730
                                       ==========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                      International                                   Short Term                        Strategic
                                         Growth       Mid Cap Stock   Money Market      Income      Small Cap Stock      Growth
                                          Fund            Fund           Fund            Fund            Fund          Portfolio
                                      (Class A)(1)     (Class A)(1)   (Class A)(1)   (Class A)(1)    (Class A)(1)     (Class A)(1)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $  (101)        $ (1,515)      $    316       $   (256)        $   (316)       $   (3,134)
   Net realized gains (losses) from
       securities transactions               14               74              0            (58)             356              (937)
   Change in net unrealized
       appreciation (depreciation)
       of investments                     1,818           15,525              0            603            7,901            28,585
                                        -----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations           1,731           14,084            316            289            7,941            24,514
                                        -----------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold          19,435          276,062        134,696         19,347           67,446           648,192
   Cost of units redeemed                  (542)            (929)        (1,758)          (569)               0            (2,283)
   Annuity benefit payments                   0                0              0              0                0                 0
   Net transfers                          4,296          105,429        321,774        102,552           65,261           546,487
   Contract maintenance charge                0                0              0              0                0                 0
                                        -----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    23,189          380,562        454,712        121,330          132,707         1,192,396
                                        -----------------------------------------------------------------------------------------
Increase (decrease) in net assets        24,920          394,646        455,028        121,619          140,648         1,216,910
Net assets at beginning of period             0                0              0              0                0                 0
                                        -----------------------------------------------------------------------------------------
Net assets at end of period             $24,920         $394,646       $455,028       $121,619         $140,648        $1,216,910
                                        =========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                       Conservative   Conservative
                                      U.S. Government     Balanced       Balanced       Growth       Equity Income   Flexible Income
                                      Securities Fund    Portfolio      Portfolio      Portfolio         Fund           Portfolio
                                        (Class A)(1)    (Class B)(3)   (Class B)(3)   (Class B)(3)   (Class B)(3)      (Class B)(3)
                                      ---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $   (2,825)     $     (973)     $   (253)     $     (436)      $   (219)        $   (129)
   Net realized gains (losses) from
       securities transactions                (724)          1,220            88               7             69                0
   Change in net unrealized
       appreciation (depreciation)
       of investments                       (5,210)         10,895           450           6,915          3,364            1,217
                                        ----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations             (8,759)         11,142           285           6,486          3,214            1,088
                                        ----------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold            731,776         894,345       232,953         905,951        340,746          121,121
   Cost of units redeemed                  (21,730)           (584)            0            (454)             0             (240)
   Annuity benefit payments                      0               0             0               0              0                0
   Net transfers                           937,621         547,784       (28,020)        214,933         20,097           59,740
   Contract maintenance charge                   0               0             0               0              0                0
                                        ----------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                    1,647,667       1,441,545       204,933       1,120,430        360,843          180,621
                                        ----------------------------------------------------------------------------------------
Increase (decrease) in net assets        1,638,908       1,452,687       205,218       1,126,916        364,057          181,709
Net assets at beginning of period                0               0             0               0              0                0
                                        ----------------------------------------------------------------------------------------
Net assets at end of period             $1,638,908      $1,452,687      $205,218      $1,126,916       $364,057         $181,709
                                        ========================================================================================

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                        West Coast                   International
                                      Growth & Income      Growth         Equity         Income         Growth       Mid Cap Stock
                                            Fund            Fund           Fund           Fund           Fund            Fund
                                        (Class B)(3)    (Class B)(3)   (Class B)(3)   (Class B)(3)   (Class B)(3)    (Class B)(3)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $    (14)        $   (12)       $   (40)      $   (507)         $ 0           $   (23)
   Net realized gains (losses) from
       securities transactions                 (1)              0             (1)             1            0                 1
   Change in net unrealized
       appreciation (depreciation)
       of investments                         158             138            439            579            1               697
                                         -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from operations               143             126            398             73            1               675
                                         -------------------------------------------------------------------------------------
From capital transactions:
   Net proceeds from units sold            84,129           7,297         43,697        309,210           30            34,699
   Cost of units redeemed                       0               0              0              0            0                 0
   Annuity benefit payments                     0               0              0              0            0                 0
   Net transfers                           27,247          24,032         14,232         52,555            0             1,332
   Contract maintenance charge                  0               0              0              0            0                 0
                                         -------------------------------------------------------------------------------------
       Increase (decrease) in net
         assets from capital
         transactions                     111,376          31,329         57,929        361,765           30            36,031
                                         -------------------------------------------------------------------------------------
Increase (decrease) in net assets         111,519          31,455         58,327        361,838           31            36,706
Net assets at beginning of period               0               0              0              0            0                 0
                                         -------------------------------------------------------------------------------------
Net assets at end of period              $111,519         $31,455        $58,327       $361,838          $31           $36,706
                                         =====================================================================================

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                                                          Nations
                                                         Short Term                       Strategic                        Asset
                                         Money Market      Income       Small Cap Stock    Growth      U.S. Government  Allocation
                                             Fund           Fund              Fund        Portfolio    Securities Fund   Portfolio
                                         (Class B)(3)    (Class B)(3)     (Class B)(3)   (Class B)(3)    (Class B)(3)   (Class B)(4)
                                         ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         (5)   $       (11)   $         (17)   $    (162)     $    (827)       $    1,015
  Net realized gains (losses) from
      securities transactions                       0              0                0            0           (825)                0
  Change in net unrealized
      appreciation (depreciation)
      of investments                                0             39            1,196        1,817          1,689              (498)
                                         ------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                     (5)            28            1,179        1,655             37               517
                                         ------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 24,941          9,426           11,027      213,823        559,780             7,309
  Cost of units redeemed                            0              0                0            0         (1,722)             (120)
  Annuity benefit payments                          0              0                0            0              0                 0
  Net transfers                               164,296         10,574           21,074      103,500        195,605            57,065
  Contract maintenance charge                       0              0                0            0              0                 0
                                         ------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                          189,237         20,000           32,101      317,323        753,663            64,254
                                         ------------------------------------------------------------------------------------------

Increase (decrease) in net assets             189,232         20,028           33,280      318,978        753,700            64,771
Net assets at beginning of period                   0              0                0            0              0                 0
                                         ------------------------------------------------------------------------------------------
Net assets at end of period              $    189,232    $    20,028    $      33,280    $ 318,978      $ 753,700        $   64,771
                                         ==========================================================================================

(3) For the period from November 5, 2001 (inception) to December 31, 2001.

(4) For the period from June 15, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                           Nations
                                           Nations         Nations         Nations         Marsico       Nations        Nations
                                           Capital       High Yield     International      Focused       Marsico        Marsico
                                            Growth          Bond            Value          Equities      Growth       21st Century
                                          Portfolio       Portfolio       Portfolio       Portfolio     Portfolio      Portfolio
                                         (Class B)(7)    (Class B)(5)    (Class B)(5)     (Class B)     (Class B)      (Class B)(6)
                                         -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (1,042)   $    96,324    $       1,980    $    (6,829)  $    (4,388)   $     (1,585)
  Net realized gains (losses) from
      securities transactions                  (1,032)          (730)           4,903           (600)         (775)            353
  Change in net unrealized
      appreciation (depreciation)
      of investments                            5,077        (79,155)         (16,824)         6,809         5,776           7,788
                                         -----------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                  3,003         16,439           (9,941)          (620)          613           6,556
                                         -----------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 41,837        350,925          345,603        504,022       246,890          98,708
  Cost of units redeemed                       (7,684)        (7,902)          (8,519)       (10,595)       (7,663)         (2,170)
  Annuity benefit payments                          0              0                0              0             0               0
  Net transfers                               357,411        856,808        1,030,023        861,171       721,222         196,758
  Contract maintenance charge                       0              0                0              0             0               0
                                         -----------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                          391,564      1,199,831        1,367,107      1,354,598       960,449         293,296
                                         -----------------------------------------------------------------------------------------

Increase (decrease) in net assets             394,567      1,216,270        1,357,166      1,353,978       961,062         299,852
Net assets at beginning of period                   0              0                0          4,120         4,620               0
                                         -----------------------------------------------------------------------------------------
Net assets at end of period              $    394,567    $ 1,216,270    $   1,357,166    $ 1,358,098   $   965,682    $    299,852
                                         =========================================================================================

(5) For the period from January 22, 2001 (inception) to December 31, 2001.

(6) For the period from February 20, 2001 (inception) to December 31, 2001.

(7) For the period from March 16, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                         Nations
                                         Marsico         Nations       Nations
                                      International      MidCap         Small         Nations
                                      Opportunities      Growth        Company         Value           Growth        International
                                        Portfolio      Portfolio      Portfolio      Portfolio         Series            Series
                                       (Class B)(4)   (Class B)(10)  (Class B)(9)   (Class B)(8)      (Class A)         (Class A)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $         (26)  $       (757)  $    (1,492)   $     3,272    $    (5,236,447)  $     586,924
  Net realized gains (losses) from
      securities transactions                    85            101         1,841           (667)       166,814,641      61,960,125
  Change in net unrealized
      appreciation (depreciation)
      of investments                            423          7,876        30,369          4,793       (336,536,398)    (89,648,584)
                                      --------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations                  482          7,220        30,718          7,398       (174,958,204)    (27,101,535)
                                      --------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                7,740         94,750       135,984        274,130          7,739,888       1,845,904
  Cost of units redeemed                        (94)        (1,126)       (1,994)        (6,451)      (113,045,934)    (25,180,722)
  Annuity benefit payments                        0              0             0              0         (3,596,582)       (514,735)
  Net transfers                               2,504        205,392       329,542        951,529        (24,575,397)     (9,947,868)
  Contract maintenance charge                     0              0             0              0           (294,555)        (61,794)
                                      --------------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transactions                         10,150        299,016       463,532      1,219,208       (133,772,580)    (33,859,215)
                                      --------------------------------------------------------------------------------------------

Increase (decrease) in net assets            10,632        306,236       494,250      1,226,606       (308,730,784)    (60,960,750)
Net assets at beginning of period                 0              0             0              0      1,040,285,422     207,105,440
                                      --------------------------------------------------------------------------------------------
Net assets at end of period           $      10,632   $    306,236   $   494,250    $ 1,226,606    $   731,554,638   $ 146,144,690
                                      ============================================================================================

(8) For the period from January 8, 2001 (inception) to December 31, 2001.

(9) For the period from June 1, 2001 (inception) to December 31, 2001.

(10) For the period from June 7, 2001 (inception) to December 31, 2001.

(4) For the period from June 15, 2001 (inception) to December 31, 2001.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001
                                   (continued)

                                                                                           U.S.
                                                                                       Government/
                                         Growth-          Asset         High-Yield      AAA-Rated          Cash
                                         Income        Allocation          Bond         Securities      Management
                                         Series          Series           Series          Series          Series
                                        (Class A)       (Class A)        (Class A)       (Class A)       (Class A)
                                      -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)        $   8,999,375   $   2,748,873    $  5,423,984    $  2,760,794    $  2,556,984
  Net realized gains (losses) from
      securities transactions            51,927,911       8,218,299      (4,209,361)       (329,083)       (845,306)
  Change in net unrealized
      appreciation (depreciation)
      of investments                    (53,185,027)    (10,590,886)      3,301,112         762,804        (710,525)
                                      -----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from operations            7,742,259         376,286       4,515,735       3,194,515       1,001,153
                                      -----------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold            6,642,887       1,254,947         425,758       1,530,029         444,652
  Cost of units redeemed               (100,081,110)    (16,209,459)     (9,352,668)     (9,385,262)    (22,002,306)
  Annuity benefit payments               (3,476,424)       (396,572)       (372,814)       (404,846)       (217,508)
  Net transfers                           8,244,412       1,787,836       2,147,711       5,634,320      13,735,164
  Contract maintenance charge              (289,554)        (40,675)        (24,471)        (23,708)        (20,611)
                                      -----------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital
        transaction                     (88,959,789)    (13,603,923)     (7,176,484)     (2,649,467)     (8,060,609)
                                      -----------------------------------------------------------------------------

Increase (decrease) in net assets       (81,217,530)    (13,227,637)     (2,660,749)        545,048      (7,059,456)
Net assets at beginning of period       793,648,862     111,331,657      56,933,100      57,487,445      54,330,664
                                      -----------------------------------------------------------------------------
Net assets at end of period           $ 712,431,332   $  98,104,020    $ 54,272,351    $ 58,032,493    $ 47,271,208
                                      =============================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (formerly, DBA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG SunAmerica, the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor is a new product launched on November 11, 2002. Polaris Platinum II and Polaris Choice II are new products launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of a total of 159 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust ("Anchor Trust"), (2) the twenty-eight currently available Class 1 and the thirty currently available Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         Trust"), (4) the sixteen currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the eleven currently available investment portfolios of the Nations Separate Account Trust ("Nations Trust"), (6) the seven investment portfolios of the Anchor Pathway Fund (the "Pathway Fund"), (7) the four currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (8) the two currently available funds of the Lord Abbett Series Fund, Inc (the "Lord Abbett Fund"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the Pathway Fund, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust and Pathway Fund are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris
         Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or
         1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2002 consist of the following:

                                                               Cost of Shares    Proceeds from
                  Variable Accounts                               Acquired        Shares Sold
                  -----------------                            --------------    --------------
ANCHOR TRUST:
Capital Appreciation Portfolio (Class 1)                       $   89,913,548    $  307,873,640
Government and Quality Bond Portfolio (Class 1)                   260,138,590       147,018,269
Growth Portfolio (Class 1)                                         47,022,987       115,625,935
Natural Resources Portfolio (Class 1)                              39,069,874        24,810,755
Capital Appreciation Portfolio (Class 2)                           56,303,456         4,637,285
Government and Quality Bond Portfolio (Class 2)                    98,449,665        19,437,100
Growth Portfolio (Class 2)                                         30,110,206         3,672,163
Natural Resources Portfolio (Class 2)                               7,715,751         1,896,654
Capital Appreciation Portfolio (Class 3) (1)                        4,765,993            27,945
Government and Quality Bond Portfolio (Class 3) (1)                 7,559,878            28,521
Growth Portfolio (Class 3) (1)                                      2,239,113            16,458
Natural Resources Portfolio (Class 3) (1)                             174,149             3,369

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                          $   35,845,763    $   97,228,440
Alliance Growth Portfolio (Class 1)                                88,379,291       437,023,779
Asset Allocation Portfolio (Class 1)                               25,606,608        84,235,391
Blue Chip Growth Portfolio (Class 1)                                9,946,297        10,687,802
Cash Management Portfolio (Class 1)                               893,402,332     1,001,547,962
Corporate Bond Portfolio (Class 1)                                 57,949,052        65,874,420
Davis Venture Value Portfolio (Class 1)                            87,234,299       403,040,646
"Dogs" of Wall Street Portfolio (Class 1)                          58,233,440        53,291,500
Emerging Markets Portfolio (Class 1)                               47,503,760        49,773,106
Federated Value Portfolio (Class 1)                                51,677,577        64,712,342
Global Bond Portfolio (Class 1)                                    20,972,200        38,503,681
Global Equities Portfolio (Class 1)                               127,360,637       203,180,829
Goldman Sachs Research Portfolio (Class 1)                         20,215,798        14,905,241
Growth-Income Portfolio (Class 1)                                  41,609,896       264,607,584
Growth Opportunities Portfolio (Class 1)                            8,336,435        15,727,467
High-Yield Bond Portfolio (Class 1)                               143,960,871       131,889,072
International Diversified Equities Portfolio (Class 1)            366,318,874       400,158,167
International Growth and Income Portfolio (Class 1)               150,436,963       177,934,853

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                  Variable Accounts                               Acquired         Shares Sold
                  -----------------                            --------------    ---------------
SUNAMERICA TRUST(continued):
Marsico Growth Portfolio (Class 1)                             $   45,832,689    $    7,095,613
MFS Growth and Income Portfolio (Class 1)                          20,512,519        59,917,090
MFS Mid-Cap Growth Portfolio (Class 1)                             31,257,492        73,974,612
MFS Total Return Portfolio (Class 1)                              135,178,970        37,337,376
Putnam Growth Portfolio (Class 1)                                  14,659,562       104,593,359
Real Estate Portfolio (Class 1)                                    50,305,333        40,545,981
SunAmerica Balanced Portfolio (Class 1)                            12,654,605        81,016,328
Technology Portfolio (Class 1)                                     15,692,547        17,818,088
Telecom Utility Portfolio (Class 1)                                19,841,947        24,104,460
Worldwide High Income Portfolio (Class 1)                          19,714,983        24,014,304
Aggressive Growth Portfolio (Class 2)                               7,836,336         2,222,089
Alliance Growth Portfolio (Class 2)                                40,573,388         6,557,499
Asset Allocation Portfolio (Class 2)                                6,225,294           391,066
Blue Chip Growth Portfolio (Class 2)                                7,568,941         1,176,905
Cash Management Portfolio (Class 2)                               135,650,074       102,659,218
Corporate Bond Portfolio (Class 2)                                 32,182,177         6,807,426
Davis Venture Value Portfolio (Class 2)                            78,026,423         4,505,902
"Dogs" of Wall Street Portfolio (Class 2)                          11,661,707         3,046,380
Emerging Markets Portfolio (Class 2)                                8,515,938         5,539,817
Federated Value Portfolio (Class 2)                                15,547,252         3,057,131
Foreign Value Portfolio (Class 2) (2)                               2,469,086            57,978
Global Bond Portfolio (Class 2)                                     8,845,076         1,713,219
Global Equities Portfolio (Class 2)                                13,176,671         4,815,926
Goldman Sachs Research Portfolio (Class 2)                          6,115,927         3,344,748
Growth-Income Portfolio (Class 2)                                  32,960,381         4,398,908
Growth Opportunities Portfolio (Class 2)                            6,230,079         3,007,846
High-Yield Bond Portfolio (Class 2)                                23,567,903         9,012,115
International Diversified Equities Portfolio (Class 2)             35,820,050        29,472,981
International Growth and Income Portfolio (Class 2)                36,294,028        24,751,833
Marsico Growth Portfolio (Class 2)                                 18,461,013         1,903,367
MFS Growth and Income Portfolio (Class 2)                          15,388,423         1,648,020
MFS Mid-Cap Growth Portfolio (Class 2)                             28,225,255         4,267,751
MFS Total Return Portfolio (Class 2)                               86,221,534         5,217,193
Putnam Growth Portfolio (Class 2)                                  10,200,287         2,464,516
Real Estate Portfolio (Class 2)                                    13,531,964         3,528,906

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------    --------------
SUNAMERICA TRUST(continued):
Small & Mid Cap Value Portfolio (Class 2) (2)                  $    2,892,501    $       92,062
SunAmerica Balanced Portfolio (Class 2)                            15,782,221         1,738,923
Technology Portfolio (Class 2)                                      5,296,213         1,283,790
Telecom Utility Portfolio (Class 2)                                 2,693,738           880,104
Worldwide High Income Portfolio (Class 2)                           3,252,216         1,129,364
Aggressive Growth Portfolio (Class 3) (1)                             146,443               341
Alliance Growth Portfolio (Class 3) (1)                             1,728,178            41,744
Asset Allocation Portfolio (Class 3) (1)                              257,300             1,300
Blue Chip Growth Portfolio (Class 3) (1)                              172,966            13,660
Cash Management Portfolio (Class 3) (1)                             6,414,618           528,197
Corporate Bond Portfolio (Class 3) (1)                              1,996,446            73,376
Davis Venture Value Portfolio (Class 3) (1)                         4,258,293            55,716
"Dogs" of Wall Street Portfolio (Class 3) (1)                         286,462            15,627
Emerging Markets Portfolio (Class 3) (1)                              130,099             1,095
Federated Value Portfolio (Class 3) (1)                               906,034             3,374
Foreign Value Portfolio (Class 3) (1)                               2,737,898            42,558
Global Bond Portfolio (Class 3) (1)                                   307,929            23,581
Global Equities Portfolio (Class 3) (1)                               156,406            36,994
Goldman Sachs Research Portfolio (Class 3) (1)                         39,718            24,715
Growth-Income Portfolio (Class 3) (1)                               1,507,904            38,147
Growth Opportunities Portfolio (Class 3) (1)                          204,408               270
High-Yield Bond Portfolio (Class 3) (1)                             1,356,782            31,959
International Diversified Equities Portfolio (Class 3) (1)          1,495,706            10,114
International Growth and Income Portfolio (Class 3) (1)             1,034,448            66,322
Marsico Growth Portfolio (Class 3) (1)                                843,989            55,632
MFS Growth and Income Portfolio (Class 3) (1)                         808,648            10,314
MFS Mid-Cap Growth Portfolio (Class 3) (1)                          1,493,114             3,608
MFS Total Return Portfolio (Class 3) (1)                            3,681,962            78,666
Putnam Growth Portfolio (Class 3) (1)                                 464,024             4,045
Real Estate Portfolio (Class 3) (1)                                   419,494             5,061
Small & Mid Cap Value Portfolio (Class 3) (1)                       1,761,918            37,213
SunAmerica Balanced Portfolio (Class 3) (1)                           327,523             9,092
Technology Portfolio (Class 3) (1)                                    307,650            27,380
Telecom Utility Portfolio (Class 3) (3)                                 2,537             2,328
Worldwide High Income Portfolio (Class 3) (3)                           2,466             2,229

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------    ---------------
VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                             $   81,964,579    $   10,012,616
Emerging Growth Portfolio                                          13,800,124         1,882,155
Growth and Income Portfolio                                        59,760,099         3,344,711

WM TRUST:
Balanced Portfolio (Class A)                                   $   55,857,134    $    5,169,162
Conservative Balanced Portfolio (Class A)                           4,775,106           239,216
Conservative Growth Portfolio (Class A)                            31,358,463         2,762,683
Equity Income Fund (Class A)                                        9,441,333           745,970
Flexible Income Portfolio (Class A)                                13,308,986         2,256,856
Growth & Income Fund (Class A)                                      3,243,428           326,300
Growth Fund (Class A)                                               1,139,218           229,226
West Coast Equity Fund (Class A)                                    5,420,910           400,010
Income Fund (Class A)                                               4,686,832           337,843
International Growth Fund (Class A)                                    85,256             3,489
Mid Cap Stock Fund (Class A)                                        1,489,514           214,706
Money Market Fund (Class A)                                         4,884,009         1,146,745
Short Term Income Fund (Class A)                                    2,486,313           615,503
Small Cap Stock Fund (Class A)                                        587,161            57,243
Strategic Growth Portfolio (Class A)                                6,828,109           745,195
U.S. Government Securities Fund (Class A)                          13,042,184         1,136,686
Balanced Portfolio (Class B)                                       32,397,211         2,250,040
Conservative Balanced Portfolio (Class B)                           2,287,139           369,414
Conservative Growth Portfolio (Class B)                            15,328,663         1,037,471
Equity Income Fund (Class B)                                        6,104,176           513,180
Flexible Income Portfolio (Class B)                                 9,147,736           383,277
Growth & Income Fund (Class B)                                      1,550,621           171,510
Growth Fund (Class B)                                                 845,758           102,497
West Coast Equity Fund (Class B)                                    3,069,134           405,787
Income Fund (Class B)                                               7,798,853           245,701
International Growth Fund (Class B)                                   147,203            35,931
Mid Cap Stock Fund  (Class B)                                         741,245            44,868

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                 Acquired        Shares Sold
                 -----------------                             --------------    ---------------
WM TRUST (continued):
Money Market Fund (Class B)                                    $    8,038,791    $    3,547,197
Short Term Income Fund (Class B)                                    1,318,209           168,606
Small Cap Stock Fund (Class B)                                        392,939            42,793
Strategic Growth Portfolio (Class B)                                2,703,391           371,041
U.S. Government Securities Fund (Class B)                          12,220,208           989,873

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                             $      406,698    $      104,257
Nations Capital Growth Portfolio                                      512,823           284,871
Nations High Yield Bond Portfolio                                   5,144,651           754,833
Nations International Value Portfolio                               5,814,427           770,728
Nations Marsico Focused Equities Portfolio                          7,500,652           618,906
Nations Marsico Growth & Income Portfolio                           1,116,931           271,916
Nations Marsico 21st Century Portfolio                                214,397           131,456
Nations Marsico International Opportunities Portfolio                 166,432             8,958
Nations MidCap Growth Portfolio                                       868,915           139,946
Nations Small Company Portfolio                                     1,693,491           172,074
Nations Value Portfolio                                             1,139,886           493,459

PATHWAY FUND (Class A):
Growth Series                                                  $   14,455,791    $  120,066,128
International Series                                                4,479,590        28,225,297
Growth-Income Series                                               26,676,933        91,481,037
Asset Allocation Series                                             6,510,450        12,973,347
High-Yield Bond Series                                             10,032,049        12,132,413
U.S. Government/AAA-Rated Securities Series                        27,854,717        13,974,701
Cash Management Series                                             48,015,306        52,117,546

AMERICAN SERIES (Class 2):
Asset Allocation Fund (1)                                      $   11,337,520    $        9,400
Global Growth Fund (1)                                              5,292,070            11,203
Growth Fund (1)                                                    13,288,166            32,360
Growth-Income Fund (1)                                             21,747,399            68,595

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)


                                                               Cost of Shares     Proceeds from
                 Variable Accounts                                Acquired         Shares Sold
                 -----------------                             --------------     -------------
LORD ABBETT FUND (Class VC):
Growth & Income Portfolio                                      $   22,011,845     $   1,216,695
Mid Cap Value Portfolio (4)                                        15,863,829           583,846

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                                        Government
                                                            Capital         and                       Natural         Capital
                                                         Appreciation  Quality Bond     Growth       Resources     Appreciation
                                                           Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                                           (Class 1)     (Class 1)     (Class 1)     (Class 1)       (Class 2)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                      0             0             0             0         2,578
   Units redeemed                                                  0             0             0             0        (1,318)
   Units transferred                                               0             0             0             0        16,531
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        17,791
Beginning units                                                    0             0             0             0         4,781
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        22,572
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                285,296       274,505       180,851        32,494       572,162
   Units redeemed                                         (3,521,071)   (4,361,308)   (1,679,503)     (490,101)      (43,773)
   Units transferred                                      (4,154,115)    9,864,916    (1,391,670)    1,019,947       673,264
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                  (7,389,890)    5,778,113    (2,890,322)      562,340     1,201,653
Beginning units                                           37,402,114    31,274,327    18,357,160     3,886,991       274,265
                                                         -------------------------------------------------------------------
Ending units                                              30,012,224    37,052,440    15,466,838     4,449,331     1,475,918
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                103,071        58,889             0             0             0
   Units redeemed                                            (19,481)      (17,744)            0             0             0
   Units transferred                                         199,805       190,690             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     283,395       231,835             0             0             0
Beginning units                                              108,666       223,639             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                 392,061       455,474             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                      0             0             0             0        39,005
   Units redeemed                                                  0             0             0             0          (928)
   Units transferred                                               0             0             0             0        23,683
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        61,760
Beginning units                                                    0             0             0             0         1,400
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        63,160
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                      0             0             0             0             0
   Units redeemed                                                  0             0             0             0             0
   Units transferred                                               0             0             0             0             0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0             0
Beginning units                                                    0             0             0             0             0
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0             0
                                                         ===================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                      0             0             0             0         1,727
   Units redeemed                                                  0             0             0             0          (542)
   Units transferred                                               0             0             0             0         8,986
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        10,171
Beginning units                                                    0             0             0             0        15,348
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        25,519
                                                         ===================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                      0             0             0             0        13,175
   Units redeemed                                                  0             0             0             0          (708)
   Units transferred                                               0             0             0             0         2,358
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0        14,825
Beginning units                                                    0             0             0             0           386
                                                         -------------------------------------------------------------------
Ending units                                                       0             0             0             0        15,211
                                                         ===================================================================

                                                           Government                                                Government
                                                               and                       Natural       Capital           and
                                                          Quality Bond     Growth       Resources   Appreciation    Quality Bond
                                                            Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                                            (Class 2)     (Class 2)     (Class 2)   (Class 3) (1)   (Class 3) (1)
                                                         ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                1,217,224       402,010      94,761       123,200         270,891
   Units redeemed                                             (134,933)      (45,773)     (4,122)         (163)           (365)
   Units transferred                                         2,046,312       444,046     123,218        19,904          45,990
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     3,128,603       800,283     213,857       142,941         316,516
Beginning units                                                786,785       209,933      32,108             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                 3,915,388     1,010,216     245,965       142,941         316,516
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                  198,040        31,468      11,037             0               0
   Units redeemed                                               (3,036)         (844)        (20)            0               0
   Units transferred                                            82,125        10,119      15,220             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                       277,129        40,743      26,237             0               0
Beginning units                                                    158         1,182           1             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                   277,287        41,925      26,238             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0           0             0               0
   Units redeemed                                                    0             0           0             0               0
   Units transferred                                                 0             0           0             0               0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0           0             0               0
Beginning units                                                      0             0           0             0               0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0           0             0               0
                                                         =====================================================================

                                                                           Natural      Aggressive    Alliance         Asset
                                                            Growth        Resources       Growth       Growth       Allocation
                                                           Portfolio      Portfolio      Portfolio    Portfolio      Portfolio
                                                         (Class 3) (1)  (Class 3) (1)    (Class 1)    (Class 1)      (Class 1)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                   63,178         2,672       162,019       344,640       142,343
   Units redeemed                                                  (25)           (3)   (1,524,507)   (4,546,628)   (2,639,476)
   Units transferred                                             7,600         1,367    (3,753,689)   (8,842,100)   (1,410,301)
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        70,753         4,036    (5,116,177)  (13,044,088)   (3,907,434)
Beginning units                                                      0             0    17,505,921    52,020,196    26,397,309
                                                         ---------------------------------------------------------------------
Ending units                                                    70,753         4,036    12,389,744    38,976,108    22,489,875
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                        0             0         4,428        56,430             0
   Units redeemed                                                    0             0        (2,487)       (7,714)            0
   Units transferred                                                 0             0        15,002        52,052             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0        16,943       100,768             0
Beginning units                                                      0             0        43,834        64,696             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0        60,777       165,464             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0             0             0             0
   Units redeemed                                                    0             0             0             0             0
   Units transferred                                                 0             0             0             0             0
                                                         ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                         ---------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                         =====================================================================

                                                                                                         Davis
                                                            Blue Chip        Cash        Corporate      Venture
                                                             Growth       Management       Bond          Value
                                                            Portfolio      Portfolio     Portfolio     Portfolio
                                                            (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                         --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                   93,437       340,893       102,550       536,286
   Units redeemed                                             (308,329)  (10,815,544)   (1,800,712)   (7,342,390)
   Units transferred                                           (27,914)    1,912,697       362,318    (6,668,034)
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                      (242,806)   (8,561,954)   (1,335,844)  (13,474,138)
Beginning units                                              3,759,756    31,711,292    15,249,951    80,136,878
                                                         -------------------------------------------------------
Ending units                                                 3,516,950    23,149,338    13,914,107    66,662,740
                                                         =======================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                    8,336         7,522             0        96,467
   Units redeemed                                               (3,055)      (10,535)            0       (12,162)
   Units transferred                                            42,336        71,929             0       205,649
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                        47,617        68,916             0       289,954
Beginning units                                                 64,975        30,829             0       107,453
                                                         -------------------------------------------------------
Ending units                                                   112,592        99,745             0       397,407
                                                         =======================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                        0             0             0             0
   Units redeemed                                                    0             0             0             0
   Units transferred                                                 0             0             0             0
                                                         -------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                         -------------------------------------------------------
Ending units                                                         0             0             0             0
                                                         =======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                                         Government
                                                            Capital          and                       Natural       Capital
                                                         Appreciation   Quality Bond     Growth       Resources   Appreciation
                                                           Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                           (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 2)
                                                         ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                     0             0             0             0         1,905
   Units redeemed                                                 0             0             0             0           (13)
   Units transferred                                              0             0             0             0         8,732
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        10,624
Beginning units                                                   0             0             0             0         3,420
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        14,044
                                                         ==================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                     0             0             0             0       113,621
   Units redeemed                                                 0             0             0             0        (3,925)
   Units transferred                                              0             0             0             0        45,912
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0       155,608
Beginning units                                                   0             0             0             0           503
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0       156,111
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                13,158         3,624         6,127            49       116,950
   Units redeemed                                           (28,240)      (72,541)      (10,794)       (1,988)      (10,193)
   Units transferred                                          2,997       235,962       (32,378)       46,429       124,484
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                    (12,085)      167,045       (37,045)       44,490       231,241
Beginning units                                             419,516       479,420       249,712        65,345       101,479
                                                         ------------------------------------------------------------------
Ending units                                                407,431       646,465       212,667       109,835       332,720
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                 1,674        18,126             0             0             0
   Units redeemed                                            (5,581)      (14,758)            0             0             0
   Units transferred                                        147,418       195,818             0             0             0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                    143,511       199,186             0             0             0
Beginning units                                              41,462        99,048             0             0             0
                                                         ------------------------------------------------------------------
Ending units                                                184,973       298,234             0             0             0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                     0             0             0             0             0
   Units redeemed                                                 0             0             0             0             0
   Units transferred                                              0             0             0             0             0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0             0
Beginning units                                                   0             0             0             0             0
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0             0
                                                         ==================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                     0             0             0             0         2,496
   Units redeemed                                                 0             0             0             0        (1,014)
   Units transferred                                              0             0             0             0        10,178
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        11,660
Beginning units                                                   0             0             0             0         3,896
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        15,556
                                                         ==================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                     0             0             0             0         6,017
   Units redeemed                                                 0             0             0             0          (262)
   Units transferred                                              0             0             0             0         2,014
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0         7,769
Beginning units                                                   0             0             0             0         1,795
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0         9,564
                                                         ==================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                     0             0             0             0        36,311
   Units redeemed                                                 0             0             0             0        (1,582)
   Units transferred                                              0             0             0             0        14,439
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                          0             0             0             0        49,168
Beginning units                                                   0             0             0             0           270
                                                         ------------------------------------------------------------------
Ending units                                                      0             0             0             0        49,438
                                                         ==================================================================

                                                          Government                                               Government
                                                              and                      Natural       Capital           and
                                                         Quality Bond    Growth       Resources   Appreciation    Quality Bond
                                                           Portfolio    Portfolio     Portfolio     Portfolio       Portfolio
                                                           (Class 2)    (Class 2)     (Class 2)   (Class 3) (1)   (Class 3) (1)
                                                         ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                217,951      57,494        16,827        21,542          72,452
   Units redeemed                                            (20,632)     (2,233)         (582)          (35)            (71)
   Units transferred                                         168,752      18,016        21,505         2,244           6,449
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     366,071      73,277        37,750        23,751          78,830
Beginning units                                                1,853         438            10             0               0
                                                         -------------------------------------------------------------------
Ending units                                                 367,924      73,715        37,760        23,751          78,830
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                243,092     103,277        23,667         7,120          47,218
   Units redeemed                                            (17,834)    (22,899)       (3,641)           (2)            (11)
   Units transferred                                         767,445     109,545        56,881           624           3,413
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     992,703     189,923        76,907         7,742          50,620
Beginning units                                              228,455      66,596        19,900             0               0
                                                         -------------------------------------------------------------------
Ending units                                               1,221,158     256,519        96,807         7,742          50,620
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                      0           0             0             0               0
   Units redeemed                                                  0           0             0             0               0
   Units transferred                                               0           0             0             0               0
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                           0           0             0             0               0
Beginning units                                                    0           0             0             0               0
                                                         -------------------------------------------------------------------
Ending units                                                       0           0             0             0               0
                                                         ===================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                 84,357      11,894         5,436         6,354          17,485
   Units redeemed                                             (4,346)     (1,951)       (1,070)            0               0
   Units transferred                                          29,713       5,314         2,420            38             (21)
                                                         -------------------------------------------------------------------
Increase (decrease) in units outstanding                     109,724      15,257         6,786         6,392          17,464
Beginning units                                                    1           1             1             0               0
                                                         -------------------------------------------------------------------
Ending units                                                 109,725      15,258         6,787         6,392          17,464
                                                         ===================================================================

                                                                             Natural      Aggressive   Alliance       Asset
                                                             Growth         Resources       Growth      Growth     Allocation
                                                            Portfolio       Portfolio      Portfolio   Portfolio    Portfolio
                                                          (Class 3) (1)   (Class 3) (1)    (Class 1)   (Class 1)    (Class 1)
                                                         --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                  22,836          2,678             0            0           0
   Units redeemed                                                 (28)           (17)            0            0           0
   Units transferred                                              959          1,535             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                       23,767          4,196             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                   23,767          4,196             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                   7,361          1,936         1,321        6,949       1,045
   Units redeemed                                                  (2)             0        (2,368)     (27,022)     (3,844)
   Units transferred                                              434          1,172        (2,326)     (17,269)     16,039
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                        7,793          3,108        (3,373)     (37,342)     13,240
Beginning units                                                     0              0       165,723      424,109      93,512
                                                         ------------------------------------------------------------------
Ending units                                                    7,793          3,108       162,350      386,767     106,752
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                       0              0             0          225           0
   Units redeemed                                                   0              0          (745)      (2,314)          0
   Units transferred                                                0              0         2,655       78,744           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0         1,910       76,655           0
Beginning units                                                     0              0        17,803       36,365           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0        19,713      113,020           0
                                                         ==================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                       0              0             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                                0              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              0             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                        0              0             0            0           0
                                                         ==================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                   4,160            206             0            0           0
   Units redeemed                                                   0              0             0            0           0
   Units transferred                                               19              0             0            0           0
                                                         ------------------------------------------------------------------
Increase (decrease) in units outstanding                        4,179            206             0            0           0
Beginning units                                                     0              0             0            0           0
                                                         ------------------------------------------------------------------
Ending units                                                    4,179            206             0            0           0
                                                         ==================================================================

                                                                                                        Davis
                                                            Blue Chip       Cash        Corporate      Venture
                                                             Growth      Management       Bond          Value
                                                            Portfolio     Portfolio     Portfolio     Portfolio
                                                            (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                         ------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                                  8,769         8,895        18,381        18,585
   Units redeemed                                             (8,631)      (92,047)       (9,237)      (73,998)
   Units transferred                                          23,009      (200,459)       51,770        17,221
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                      23,147      (283,611)       60,914       (38,192)
Beginning units                                              178,390       554,085       249,861       933,871
                                                         -----------------------------------------------------
Ending units                                                 201,537       270,474       310,775       895,679
                                                         =====================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                                    652           335             0         3,161
   Units redeemed                                             (1,723)         (277)            0       (11,621)
   Units transferred                                          16,208        60,076             0       136,441
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                      15,137        60,134             0       127,981
Beginning units                                               10,929        16,442             0        73,935
                                                         -----------------------------------------------------
Ending units                                                  26,066        76,576             0       201,916
                                                         =====================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                                      0             0             0             0
   Units redeemed                                                  0             0             0             0
   Units transferred                                               0             0             0             0
                                                         -----------------------------------------------------
Increase (decrease) in units outstanding                           0             0             0             0
Beginning units                                                    0             0             0             0
                                                         -----------------------------------------------------
Ending units                                                       0             0             0             0
                                                         =====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                               "Dogs" of     Emerging      Federated      Global        Global
                                                              Wall Street     Markets        Value         Bond        Equities
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                      83,441        66,904       112,512        34,881       133,870
  Units redeemed                                              (1,091,871)   (1,090,015)   (1,363,810)     (861,745)   (1,940,587)
  Units transferred                                            1,076,293       514,472       301,167      (394,925)   (3,274,724)
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          67,863      (508,639)     (950,131)   (1,221,789)   (5,081,441)
Beginning units                                                9,795,125    10,024,402    13,455,917     7,746,540    21,121,888
                                                           ---------------------------------------------------------------------
Ending units                                                   9,862,988     9,515,763    12,505,786     6,524,751    16,040,447
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0         2,636             0         1,088           544
  Units redeemed                                                       0          (743)            0        (1,015)       (1,253)
  Units transferred                                                    0         7,018             0        11,633         4,180
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0         8,911             0        11,706         3,471
Beginning units                                                        0         6,339             0        19,180         9,881
                                                           ---------------------------------------------------------------------
Ending units                                                           0        15,250             0        30,886        13,352
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                                Goldman                                              International
                                                                 Sachs        Growth-       Growth      High-Yield    Diversified
                                                               Research       Income     Opportunities     Bond        Equities
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                      48,872       295,361        73,241       123,222       135,072
  Units redeemed                                                (305,919)   (4,362,986)     (427,764)   (2,123,280)   (1,854,887)
  Units transferred                                            1,191,490    (5,553,673)   (1,510,044)    1,117,056    (1,592,320)
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         934,443    (9,621,298)   (1,864,567)     (883,002)   (3,312,135)
Beginning units                                                3,613,302    45,248,394     5,374,594    17,246,678    21,035,373
                                                           ---------------------------------------------------------------------
Ending units                                                   4,547,745    35,627,096     3,510,027    16,363,676    17,723,238
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0        74,268             0             0             0
  Units redeemed                                                       0       (14,876)            0             0             0
  Units transferred                                                    0       117,424             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0       176,816             0             0             0
Beginning units                                                        0       153,305             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0       330,121             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                             International                    MFS           MFS
                                                              Growth and      Marsico     Growth and      Mid-Cap         MFS
                                                                Income        Growth        Income         Growth    Total Return
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     149,261        50,043       120,567       229,266       305,603
  Units redeemed                                              (1,961,563)     (393,363)   (1,513,556)   (1,742,311)   (2,036,717)
  Units transferred                                             (991,976)    4,844,252      (944,795)   (3,758,396)    5,765,459
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                      (2,804,278)    4,500,932    (2,337,784)   (5,271,441)    4,034,345
Beginning units                                               21,901,670     1,236,562    15,418,629    20,250,879    19,114,098
                                                           ---------------------------------------------------------------------
Ending units                                                  19,097,392     5,737,494    13,080,845    14,979,438    23,148,443
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                       5,247             0        13,617        38,344        48,545
  Units redeemed                                                    (826)            0        (5,014)       (5,144)      (11,288)
  Units transferred                                               14,946             0        20,652       104,688       146,408
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          19,367             0        29,255       137,888       183,665
Beginning units                                                   10,359             0         5,717        28,358        83,240
                                                           ---------------------------------------------------------------------
Ending units                                                      29,726             0        34,972       166,246       266,905
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                               Putnam         Real       SunAmerica
                                                               Growth        Estate       Balanced       Technology
                                                              Portfolio     Portfolio     Portfolio       Portfolio
                                                              (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                                           --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     139,495        59,188       158,650       218,456
  Units redeemed                                              (1,928,467)     (851,665)   (1,906,726)     (801,962)
  Units transferred                                           (3,666,588)    1,340,485    (3,555,498)     (371,775)
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                      (5,455,560)      548,008    (5,303,574)     (955,281)
Beginning units                                               22,652,472     7,126,003    22,239,564    10,442,256
                                                           -------------------------------------------------------
Ending units                                                  17,196,912     7,674,011    16,935,990     9,486,975
                                                           =======================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                       7,774             0         1,949             0
  Units redeemed                                                  (2,624)            0       (27,553)            0
  Units transferred                                                8,249             0        13,597             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                          13,399             0       (12,007)            0
Beginning units                                                   52,550             0        93,358             0
                                                           -------------------------------------------------------
Ending units                                                      65,949             0        81,351             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           -------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           -------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           =======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                               "Dogs" of      Emerging      Federated      Global        Global
                                                              Wall Street      Markets        Value         Bond        Equities
                                                               Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                               (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                       1,516           558         5,876            77         1,773
  Units redeemed                                                  (2,270)       (1,569)       (7,699)       (4,933)       (4,419)
  Units transferred                                              100,003        27,515        14,580       (11,998)       14,136
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                          99,249        26,504        12,757       (16,854)       11,490
Beginning units                                                  132,744        84,736       148,736       139,008        85,889
                                                           ---------------------------------------------------------------------
Ending units                                                     231,993       111,240       161,493       122,154        97,379
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                           0            68             0        14,438             0
  Units redeemed                                                       0             0             0          (852)          (75)
  Units transferred                                                    0         2,113             0        16,887        56,674
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0         2,181             0        30,473        56,599
Beginning units                                                        0         2,406             0         8,183         1,381
                                                           ---------------------------------------------------------------------
Ending units                                                           0         4,587             0        38,656        57,980
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                           0             0             0             0             0
  Units redeemed                                                       0             0             0             0             0
  Units transferred                                                    0             0             0             0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0             0
Beginning units                                                        0             0             0             0             0
                                                           ---------------------------------------------------------------------
Ending units                                                           0             0             0             0             0
                                                           =====================================================================

                                                               Goldman                                               International
                                                                Sachs        Growth-       Growth       High-Yield    Diversified
                                                              Research       Income     Opportunities      Bond        Equities
                                                              Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                                              (Class 1)     (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                      3,870         4,074         1,091          1,544         2,699
  Units redeemed                                                 (3,913)      (11,512)       (3,846)        (6,753)       (1,212)
  Units transferred                                             (25,622)       22,495        37,774         71,027        14,424
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        (25,665)       15,057        35,019         65,818        15,911
Beginning units                                                 227,904       345,030       150,318        211,929       145,800
                                                           ---------------------------------------------------------------------
Ending units                                                    202,239       360,087       185,337        277,747       161,711
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0        (2,265)            0              0             0
  Units transferred                                                   0        42,206             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0        39,941             0              0             0
Beginning units                                                       0        41,569             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0        81,510             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                          0             0             0              0             0
  Units redeemed                                                      0             0             0              0             0
  Units transferred                                                   0             0             0              0             0
                                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0              0             0
Beginning units                                                       0             0             0              0             0
                                                           ---------------------------------------------------------------------
Ending units                                                          0             0             0              0             0
                                                           =====================================================================


                                                              International                    MFS           MFS
                                                               Growth and      Marsico     Growth and      Mid-Cap         MFS
                                                                 Income        Growth        Income         Growth    Total Return
                                                                Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                      3,010           824         6,064         6,189        17,037
  Units redeemed                                                (21,557)      (29,908)      (10,696)      (23,036)      (40,995)
  Units transferred                                              18,843       122,102        (7,294)       23,513       139,570
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                            296        93,018       (11,926)        6,666       115,612
Beginning units                                                 344,784       277,115       255,263       642,519       673,743
                                                           --------------------------------------------------------------------
Ending units                                                    345,080       370,133       243,337       649,185       789,355
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                          0             0             0         5,598         1,971
  Units redeemed                                                      0             0            (2)       (7,431)       (3,262)
  Units transferred                                               2,140             0         7,543        32,869        43,717
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                          2,140             0         7,541        31,036        42,426
Beginning units                                                   5,285             0        14,555        41,456        42,186
                                                           --------------------------------------------------------------------
Ending units                                                      7,425             0        22,096        72,492        84,612
                                                           ====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                          0             0             0             0             0
  Units redeemed                                                      0             0             0             0             0
  Units transferred                                                   0             0             0             0             0
                                                           --------------------------------------------------------------------
Increase (decrease) in units outstanding                              0             0             0             0             0
Beginning units                                                       0             0             0             0             0
                                                           --------------------------------------------------------------------
Ending units                                                          0             0             0             0             0
                                                           ====================================================================

                                                               Putnam          Real       SunAmerica
                                                               Growth         Estate       Balanced     Technology
                                                              Portfolio      Portfolio     Portfolio     Portfolio
                                                              (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                           --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                                     2,739           851         4,545         2,976
  Units redeemed                                                (4,971)       (1,970)       (7,094)      (14,130)
  Units transferred                                              5,559        37,187         9,736       (28,078)
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                         3,327        36,068         7,187       (39,232)
Beginning units                                                133,955        46,928       169,447       547,923
                                                           -----------------------------------------------------
Ending units                                                   137,282        82,996       176,634       508,691
                                                           =====================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                                     1,868             0             0             0
  Units redeemed                                                (2,367)            0        (2,121)            0
  Units transferred                                             34,537             0        24,978             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                        34,038             0        22,857             0
Beginning units                                                 12,456             0        16,380             0
                                                           -----------------------------------------------------
Ending units                                                    46,494             0        39,237             0
                                                           =====================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                                         0             0             0             0
  Units redeemed                                                     0             0             0             0
  Units transferred                                                  0             0             0             0
                                                           -----------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0
Beginning units                                                      0             0             0             0
                                                           -----------------------------------------------------
Ending units                                                         0             0             0             0
                                                           =====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                              Telecom      Worldwide     Aggressive     Alliance        Asset
                                                              Utility     High Income      Growth        Growth      Allocation
                                                             Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                             (Class 1)     (Class 1)      (Class 2)     (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0         1,764             0
  Units redeemed                                                     0             0             0           (35)            0
  Units transferred                                                  0             0             0         4,683             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         6,412             0
Beginning units                                                      0             0             0           735             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         7,147             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                    21,792        26,431       170,537       460,050        81,814
  Units redeemed                                              (620,585)     (596,207)      (13,517)      (38,229)       (1,175)
  Units transferred                                           (243,765)     (349,264)      216,784       490,012        46,919
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                      (842,558)     (919,040)      373,804       911,833       127,558
Beginning units                                              6,013,380     5,564,819        98,789       298,653        12,080
                                                           -------------------------------------------------------------------
Ending units                                                 5,170,822     4,645,779       472,593     1,210,486       139,638
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                         0             0        12,656        34,287        24,431
  Units redeemed                                                     0             0             0           (62)         (992)
  Units transferred                                                  0             0           628         5,435         2,278
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0        13,284        39,660        25,717
Beginning units                                                      0             0             1         1,372             1
                                                           -------------------------------------------------------------------
Ending units                                                         0             0        13,285        41,032        25,718
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0            82             0
  Units redeemed                                                     0             0             0          (299)            0
  Units transferred                                                  0             0             0         2,283             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         2,066             0
Beginning units                                                      0             0             0         9,054             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0        11,120             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0         2,731             0
  Units redeemed                                                     0             0             0            (8)            0
  Units transferred                                                  0             0             0         4,672             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         7,395             0
Beginning units                                                      0             0             0            29             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         7,424             0
                                                           ===================================================================

                                                              Blue Chip       Cash        Corporate       Davis       "Dogs" of
                                                               Growth      Management       Bond      Venture Value  Wall Street
                                                              Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                              (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0           985             0
  Units redeemed                                                     0             0             0          (865)            0
  Units transferred                                                  0             0             0        26,026             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0        26,146             0
Beginning units                                                      0             0             0         2,529             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0        28,675             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                   476,244     1,907,404       533,626     1,003,120       252,314
  Units redeemed                                               (26,014)     (391,227)      (52,242)      (83,626)      (30,671)
  Units transferred                                            378,786       265,111       761,608     1,297,061       304,547
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                       829,016     1,781,288     1,242,992     2,216,555       526,190
Beginning units                                                181,743       560,088       284,019       526,487       113,970
                                                           -------------------------------------------------------------------
Ending units                                                 1,010,759     2,341,376     1,527,011     2,743,042       640,160
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                    27,114       134,527        68,055        70,045        21,058
  Units redeemed                                                  (807)         (835)         (339)       (2,529)         (107)
  Units transferred                                             21,462        37,190        19,312        32,670         4,867
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                        47,769       170,882        87,028       100,186        25,818
Beginning units                                                      1         7,142         8,147         3,140           528
                                                           -------------------------------------------------------------------
Ending units                                                    47,770       178,024        95,175       103,326        26,346
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0           216             0
  Units redeemed                                                     0             0             0           (29)            0
  Units transferred                                                  0             0             0         4,271             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0         4,458             0
Beginning units                                                      0             0             0         1,020             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0         5,478             0
                                                           ===================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           -------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ===================================================================

                                                              Emerging      Federated      Foreign       Global        Global
                                                               Markets        Value         Value         Bond        Equities
                                                              Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                              (Class 2)     (Class 2)   (Class 2) (2)   (Class 2)     (Class 2)
                                                           ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                         0             0             0             0         3,186
  Units redeemed                                                     0             0             0             0           (31)
  Units transferred                                                  0             0             0             0         5,211
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0         8,366
Beginning units                                                      0             0             0             0         1,341
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         9,707
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                   199,360       270,686       122,628       130,769       151,790
  Units redeemed                                               (17,896)      (21,009)          (19)      (16,530)      (13,630)
  Units transferred                                            137,589       312,000        45,748       221,656       241,183
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                       319,053       561,677       168,357       335,895       379,343
Beginning units                                                 36,816       152,283             0        61,077        76,182
                                                           ----------------------------------------------------------------------
Ending units                                                   355,869       713,960       168,357       396,972       455,525
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                     8,235        35,020        18,242        20,598        29,386
  Units redeemed                                                   (70)         (435)           (1)         (194)          (44)
  Units transferred                                             10,061         8,765         1,174         1,352           723
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                        18,226        43,350        19,415        21,756        30,065
Beginning units                                                      1         4,275             0         2,885             1
                                                           ----------------------------------------------------------------------
Ending units                                                    18,227        47,625        19,415        24,641        30,066
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0             0
  Units transferred                                                  0             0             0             0             0
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0             0
Beginning units                                                      0             0             0             0             0
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0             0
                                                           ======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                         0             0             0             0           245
  Units redeemed                                                     0             0             0             0           (12)
  Units transferred                                                  0             0             0             0           630
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0           863
Beginning units                                                      0             0             0             0           203
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         1,066
                                                           ======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                         0             0             0             0             0
  Units redeemed                                                     0             0             0             0            (0)
  Units transferred                                                  0             0             0             0         1,987
                                                           ----------------------------------------------------------------------
Increase (decrease) in units outstanding                             0             0             0             0         1,987
Beginning units                                                      0             0             0             0            15
                                                           ----------------------------------------------------------------------
Ending units                                                         0             0             0             0         2,002
                                                           ======================================================================

                                                             Goldman Sachs    Growth-         Growth       High-Yield
                                                               Research       Income       Opportunities      Bond
                                                               Portfolio     Portfolio       Portfolio      Portfolio
                                                               (Class 2)     (Class 2)       (Class 2)      (Class 2)
                                                           ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                                     153,992       330,417       276,597       338,889
  Units redeemed                                                 (20,267)      (33,370)      (24,700)      (32,193)
  Units transferred                                              195,006       538,189       274,017       452,852
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                         328,731       835,236       525,914       759,548
Beginning units                                                  137,616       243,813        87,559       125,636
                                                           ----------------------------------------------------------
Ending units                                                     466,347     1,079,049       613,473       885,184
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                                      15,393        35,432        11,394        39,760
  Units redeemed                                                       0           (68)         (618)         (391)
  Units transferred                                                6,207         8,159         5,438        19,397
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                          21,600        43,523        16,214        58,766
Beginning units                                                   11,942             1             2             1
                                                           ----------------------------------------------------------
Ending units                                                      33,542        43,524        16,216        58,767
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                                           0             0             0             0
  Units redeemed                                                       0             0             0             0
  Units transferred                                                    0             0             0             0
                                                           ----------------------------------------------------------
Increase (decrease) in units outstanding                               0             0             0             0
Beginning units                                                        0             0             0             0
                                                           ----------------------------------------------------------
Ending units                                                           0             0             0             0
                                                           ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                   Telecom      Worldwide    Aggressive    Alliance        Asset
                                                   Utility     High Income     Growth       Growth      Allocation
                                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                                  (Class 1)     (Class 1)     (Class 2)    (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                            0             0             0          385             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0        2,098             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        2,483             0
Beginning units                                         0             0             0        3,541             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        6,024             0
                                                 =================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                            0             0        15,289       49,251        40,730
  Units redeemed                                        0             0          (399)        (857)         (217)
  Units transferred                                     0             0        10,773       26,765        20,285
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0        25,663       75,159        60,798
Beginning units                                         0             0             1          375         1,188
                                                 -----------------------------------------------------------------
Ending units                                            0             0        25,664       75,534        61,986
                                                 =================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                          374           178        43,698       71,739        10,628
  Units redeemed                                   (1,341)       (1,990)       (7,207)     (12,542)         (131)
  Units transferred                                 5,396       (13,401)       20,199      131,819        65,018
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding            4,429       (15,213)       56,690      191,016        75,515
Beginning units                                    55,333        32,981        49,032      100,761        17,628
                                                 -----------------------------------------------------------------
Ending units                                       59,762        17,768       105,722      291,777        93,143
                                                 =================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                            0             0             0            0             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0            0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0            0             0
Beginning units                                         0             0             0            0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0            0             0
                                                 =================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                            0             0             0            0             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0            0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0            0             0
Beginning units                                         0             0             0            0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0            0             0
                                                 =================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                            0             0             0          451             0
  Units redeemed                                        0             0             0         (277)            0
  Units transferred                                     0             0             0        7,278             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        7,452             0
Beginning units                                         0             0             0        1,409             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        8,861             0
                                                 =================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                            0             0             0          835             0
  Units redeemed                                        0             0             0            0             0
  Units transferred                                     0             0             0        1,897             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0        2,732             0
Beginning units                                         0             0             0           21             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0        2,753             0
                                                 =================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                            0             0         3,225       15,864        28,631
  Units redeemed                                        0             0           (39)        (155)         (580)
  Units transferred                                     0             0           349        4,765         8,209
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0         3,535       20,474        36,260
Beginning units                                         0             0             1            1           526
                                                 -----------------------------------------------------------------
Ending units                                            0             0         3,536       20,475        36,786
                                                 =================================================================

                                                  Blue Chip       Cash       Corporate        Davis        "Dogs" of
                                                   Growth      Management      Bond       Venture Value   Wall Street
                                                  Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                                  (Class 2)     (Class 2)    (Class 2)      (Class 2)      (Class 2)
                                                 --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                        43,930       116,573       77,204        138,067         22,635
  Units redeemed                                      (328)      (15,892)      (2,961)        (5,550)           (65)
  Units transferred                                 14,895        76,967       33,810         52,727         38,652
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding            58,497       177,648      108,053        185,244         61,222
Beginning units                                        427        28,806          789            867            144
                                                 --------------------------------------------------------------------
Ending units                                        58,924       206,454      108,842        186,111         61,366
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                       116,189       353,430       88,415        232,048         78,462
  Units redeemed                                   (15,789)      (33,277)     (13,728)       (41,978)        (6,110)
  Units transferred                                111,615       (25,506)     147,110        332,593        181,835
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding           212,015       294,647      221,797        522,663        254,187
Beginning units                                     61,775       271,833      157,394        191,893         70,259
                                                 --------------------------------------------------------------------
Ending units                                       273,790       566,480      379,191        714,556        324,446
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                             0             0            0            524              0
  Units redeemed                                         0             0            0            (79)             0
  Units transferred                                      0             0            0          7,335              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0          7,780              0
Beginning units                                          0             0            0          2,600              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0         10,380              0
                                                 ====================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                             0             0            0              0              0
  Units redeemed                                         0             0            0              0              0
  Units transferred                                      0             0            0              0              0
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding                 0             0            0              0              0
Beginning units                                          0             0            0              0              0
                                                 --------------------------------------------------------------------
Ending units                                             0             0            0              0              0
                                                 ====================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         5,856        39,995       21,394         35,400         11,576
  Units redeemed                                    (2,095)       (1,029)      (1,084)        (1,089)          (592)
  Units transferred                                  2,933         7,875       20,856         15,913         10,490
                                                 --------------------------------------------------------------------
Increase (decrease) in units outstanding             6,694        46,841       41,166         50,224         21,474
Beginning units                                          2         3,386            1            351              1
                                                 --------------------------------------------------------------------
Ending units                                         6,696        50,227       41,167         50,575         21,475
                                                 ====================================================================

                                                   Emerging    Federated      Foreign       Global         Global
                                                    Markets      Value         Value         Bond        Equities
                                                   Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 2)   (Class 2)   (Class 2)(2)    (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0            (1)
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0            (1)
Beginning units                                         0             0             0             0             1
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                       12,617        23,550        22,801        26,587        19,515
  Units redeemed                                      (86)         (776)          (50)         (423)         (278)
  Units transferred                                 9,105        20,769         5,531        13,212        17,334
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           21,636        43,543        28,282        39,376        36,571
Beginning units                                         2            69             0            89           103
                                                 -----------------------------------------------------------------
Ending units                                       21,638        43,612        28,282        39,465        36,674
                                                 =================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                       28,810        53,941        21,035        26,473        28,968
  Units redeemed                                   (5,922)      (12,963)            0          (754)       (3,532)
  Units transferred                                50,339       145,016        15,872         8,817        71,980
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           73,227       185,994        36,907        34,536        97,416
Beginning units                                    15,201        84,044             0        39,221        33,626
                                                 -----------------------------------------------------------------
Ending units                                       88,428       270,038        36,907        73,757       131,042
                                                 =================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0             0
Beginning units                                         0             0             0             0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                            0             0             0             0             0
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0             0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0             0
Beginning units                                         0             0             0             0             0
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0             0
                                                 =================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                            0             0             0             0           736
  Units redeemed                                        0             0             0             0          (751)
  Units transferred                                     0             0             0             0         3,168
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0         3,153
Beginning units                                         0             0             0             0            19
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0         3,172
                                                 =================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                            0             0             0             0           321
  Units redeemed                                        0             0             0             0             0
  Units transferred                                     0             0             0             0           408
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0             0           729
Beginning units                                         0             0             0             0             1
                                                 -----------------------------------------------------------------
Ending units                                            0             0             0             0           730
                                                 -----------------------------------------------------------------
Contracts With Total Expenses of 1.97%:
  Units sold                                       13,946        10,389            15         3,734         4,429
  Units redeemed                                       (1)          (59)           (1)            0           (60)
  Units transferred                                 7,893         4,482             0         8,936         1,500
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           21,838        14,812            14        12,670         5,869
Beginning units                                         2           599             0             1             1
                                                 -----------------------------------------------------------------
Ending units                                       21,840        15,411            14        12,671         5,870
                                                 =================================================================

                                                 Goldman Sachs    Growth-       Growth       High-Yield
                                                   Research       Income     Opportunities      Bond
                                                   Portfolio     Portfolio     Portfolio      Portfolio
                                                   (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                                 ------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         37,991        77,933        20,700        55,127
  Units redeemed                                        (82)       (3,548)         (132)       (4,537)
  Units transferred                                   5,259        36,103        15,904        20,227
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             43,168       110,488        36,472        70,817
Beginning units                                           1            52           239             1
                                                 ------------------------------------------------------
Ending units                                         43,169       110,540        36,711        70,818
                                                 ======================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                         45,251        75,794        33,095        81,625
  Units redeemed                                     (4,223)       (5,735)       (2,987)       (3,814)
  Units transferred                                  37,847        92,163        93,518        40,642
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             78,875       162,222       123,626       118,453
Beginning units                                      31,080        83,286        35,886       109,783
                                                 ------------------------------------------------------
Ending units                                        109,955       245,508       159,512       228,236
                                                 ======================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0             0             0             0
  Units redeemed                                          0             0             0             0
  Units transferred                                       0             0             0             0
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0
Beginning units                                           0             0             0             0
                                                 ------------------------------------------------------
Ending units                                              0             0             0             0
                                                 ======================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         12,708        18,919         7,612        54,184
  Units redeemed                                     (3,109)         (848)         (254)          (32)
  Units transferred                                   6,210         7,634           986        43,255
                                                 ------------------------------------------------------
Increase (decrease) in units outstanding             15,809        25,705         8,344        97,407
Beginning units                                           1           699             2             1
                                                 ------------------------------------------------------
Ending units                                         15,810        26,404         8,346        97,408
                                                 ======================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                 International   International
                                                  Diversified       Growth        Marsico     MFS Growth    MFS Mid-Cap
                                                   Equities       and Income      Growth      and Income      Growth
                                                   Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                 -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                              0               0              0            0         3,072
  Units redeemed                                          0               0              0            0        (1,901)
  Units transferred                                       0               0              0            0        29,829
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0        31,000
Beginning units                                           0               0              0            0         7,564
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0        38,564
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                        209,089         368,647        675,967      308,429       811,895
  Units redeemed                                     (9,305)        (25,609)       (56,704)     (21,173)      (53,187)
  Units transferred                                 321,984         509,582      1,026,744      320,392       954,224
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            521,768         852,620      1,646,007      607,648     1,712,932
Beginning units                                      66,087         160,492        221,877      125,214       402,181
                                                 ----------------------------------------------------------------------
Ending units                                        587,855       1,013,112      1,867,884      732,862     2,115,113
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                         27,160          36,103              0       10,637        99,083
  Units redeemed                                       (161)           (430)             0         (357)       (1,171)
  Units transferred                                   6,822          10,881              0        8,111        31,383
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             33,821          46,554              0       18,391       129,295
Beginning units                                         703           8,558              0            1         3,308
                                                 ----------------------------------------------------------------------
Ending units                                         34,524          55,112              0       18,392       132,603
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                              0               0              0            0             0
  Units redeemed                                          0               0              0            0             0
  Units transferred                                       0               0              0            0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0             0
Beginning units                                           0               0              0            0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                              0               0              0            0           662
  Units redeemed                                          0               0              0            0          (549)
  Units transferred                                       0               0              0            0         9,355
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0         9,468
Beginning units                                           0               0              0            0         2,044
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0        11,512
                                                 ======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                              0               0              0            0         4,694
  Units redeemed                                          0               0              0            0          (168)
  Units transferred                                       0               0              0            0         3,108
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0            0         7,634
Beginning units                                           0               0              0            0            68
                                                 ----------------------------------------------------------------------
Ending units                                              0               0              0            0         7,702
                                                 ======================================================================

                                                   MFS Total      Putnam       Real       Small & Mid   SunAmerica
                                                    Return        Growth      Estate       Cap Value     Balanced
                                                   Portfolio     Portfolio   Portfolio     Portfolio     Portfolio
                                                   (Class 2)     (Class 2)   (Class 2)   (Class 2)(2)    (Class 2)
                                                 -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                       1,233,422      194,011     208,349       124,655      308,393
  Units redeemed                                     (99,819)     (20,134)    (12,469)       (2,413)     (28,417)
  Units transferred                                1,610,293      197,181     313,751        63,235      465,477
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding           2,743,896      371,058     509,631       185,477      745,453
Beginning units                                      508,488      102,403      67,676             0      147,467
                                                 -----------------------------------------------------------------
Ending units                                       3,252,384      473,461     577,307       185,477      892,920
                                                 =================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                         122,059       15,778      33,081        37,610       14,543
  Units redeemed                                      (1,694)         (92)       (452)          (10)      (1,095)
  Units transferred                                   35,732       (2,967)     11,200         1,421        4,949
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding             156,097       12,719      43,829        39,021       18,397
Beginning units                                        1,168            1         513             0            1
                                                 -----------------------------------------------------------------
Ending units                                         157,265       12,720      44,342        39,021       18,398
                                                 =================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                               0            0           0             0            0
  Units redeemed                                           0            0           0             0            0
  Units transferred                                        0            0           0             0            0
                                                 -----------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0             0            0
Beginning units                                            0            0           0             0            0
                                                 -----------------------------------------------------------------
Ending units                                               0            0           0             0            0
                                                 =================================================================

                                                                  Telecom     Worldwide     Aggressive       Alliance
                                                  Technology      Utility    High Income      Growth          Growth
                                                   Portfolio     Portfolio    Portfolio      Portfolio       Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                          10,292            0           0              0               0
  Units redeemed                                      (2,710)           0           0              0               0
  Units transferred                                   45,434            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              53,016            0           0              0               0
Beginning units                                       19,075            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          72,091            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                         591,775       86,050      58,141          8,864          42,905
  Units redeemed                                     (29,549)      (9,227)     (2,886)           (24)            (38)
  Units transferred                                  499,285       59,934      74,866            393           5,122
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding           1,061,511      136,757     130,121          9,233          47,989
Beginning units                                      269,038       49,990      14,787              0               0
                                                 -----------------------------------------------------------------------
Ending units                                       1,330,549      186,747     144,908          9,233          47,989
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                          20,341            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                   11,458            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              31,799            0           0              0               0
Beginning units                                       11,120            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          42,919            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                               0            0           0              0               0
  Units redeemed                                           0            0           0              0               0
  Units transferred                                        0            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0           0              0               0
Beginning units                                            0            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                               0            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                               0            0           0              0               0
  Units redeemed                                          (7)           0           0              0               0
  Units transferred                                    4,898            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding               4,891            0           0              0               0
Beginning units                                        4,911            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                           9,802            0           0              0               0
                                                 =======================================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                           9,298            0           0              0               0
  Units redeemed                                      (1,257)           0           0              0               0
  Units transferred                                   22,688            0           0              0               0
                                                 -----------------------------------------------------------------------
Increase (decrease) in units outstanding              30,729            0           0              0               0
Beginning units                                          217            0           0              0               0
                                                 -----------------------------------------------------------------------
Ending units                                          30,946            0           0              0               0
                                                 =======================================================================

                                                     Asset         Blue Chip         Cash          Corporate
                                                  Allocation        Growth        Management         Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.40%:
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (A):
  Units sold                                         1,003          24,529          336,774         111,394
  Units redeemed                                         0              (1)             (71)             (8)
  Units transferred                                      0           3,795          (44,526)          8,017
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding             1,003          28,323          292,177         119,403
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                         1,003          28,323          292,177         119,403
                                                 =============================================================
Contracts With Total Expenses of 1.52% (B):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (C):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (G):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (H):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (D):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (E):
  Units sold                                             0               0                0               0
  Units redeemed                                         0               0                0               0
  Units transferred                                      0               0                0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                0               0
Beginning units                                          0               0                0               0
                                                 -------------------------------------------------------------
Ending units                                             0               0                0               0
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                 International   International
                                                  Diversified       Growth        Marsico     MFS Growth    MFS Mid-Cap
                                                   Equities       and Income      Growth      and Income      Growth
                                                   Portfolio       Portfolio     Portfolio    Portfolio     Portfolio
                                                   (Class 2)       (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                                 ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0               0             0             0           350
  Units redeemed                                          0               0             0             0          (195)
  Units transferred                                       0               0             0             0        10,539
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0        10,694
Beginning units                                           0               0             0             0         1,520
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0        12,214
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         62,699          42,683             0        21,003       154,554
  Units redeemed                                       (938)           (148)            0           (83)       (1,699)
  Units transferred                                  18,197          42,314             0        16,157        44,981
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             79,958          84,849             0        37,077       197,836
Beginning units                                           1              41             0           822           934
                                                 ----------------------------------------------------------------------
Ending units                                         79,959          84,890             0        37,899       198,770
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                         49,086         152,406       113,615        64,309       187,065
  Units redeemed                                     (3,609)        (33,707)       (6,518)       (5,559)      (14,158)
  Units transferred                                  64,801          94,993       276,551        85,020       232,921
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            110,278         213,692       383,648       143,770       405,828
Beginning units                                      49,800          72,785       124,777        55,103       168,463
                                                 ----------------------------------------------------------------------
Ending units                                        160,078         286,477       508,425       198,873       574,291
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0               0             0             0             0
  Units redeemed                                          0               0             0             0             0
  Units transferred                                       0               0             0             0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0             0
Beginning units                                           0               0             0             0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0               0             0             0             0
  Units redeemed                                          0               0             0             0             0
  Units transferred                                       0               0             0             0             0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0             0
Beginning units                                           0               0             0             0             0
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0             0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0               0             0             0         1,984
  Units redeemed                                          0               0             0             0        (2,460)
  Units transferred                                       0               0             0             0        44,182
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0        43,706
Beginning units                                           0               0             0             0         4,846
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0        48,552
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0               0             0             0         3,686
  Units redeemed                                          0               0             0             0            (7)
  Units transferred                                       0               0             0             0         4,817
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0             0             0         8,496
Beginning units                                           0               0             0             0            52
                                                 ----------------------------------------------------------------------
Ending units                                              0               0             0             0         8,548
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         14,021          19,202             0         8,859        46,676
  Units redeemed                                       (149)              0             0             0          (132)
  Units transferred                                   3,481           3,509             0           230        14,889
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             17,353          22,711             0         9,089        61,433
Beginning units                                           1               1             0             1           686
                                                 ----------------------------------------------------------------------
Ending units                                         17,354          22,712             0         9,090        62,119
                                                 ======================================================================

                                                   MFS Total      Putnam        Real        Small & Mid     SunAmerica
                                                    Return        Growth       Estate        Cap Value       Balanced
                                                   Portfolio     Portfolio    Portfolio      Portfolio      Portfolio
                                                   (Class 2)     (Class 2)    (Class 2)    (Class 2)(2)      (Class 2)
                                                 ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                        205,263        26,048       42,777          3,652         30,365
  Units redeemed                                     (8,681)         (760)        (671)            (1)          (291)
  Units transferred                                  92,574         5,979       23,172          6,728         14,021
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            289,156        31,267       65,278         10,379         44,095
Beginning units                                         661             1            1              0            287
                                                 ----------------------------------------------------------------------
Ending units                                        289,817        31,268       65,279         10,379         44,382
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                        236,598        31,638       61,798         20,980         51,623
  Units redeemed                                    (46,106)       (7,735)      (5,771)            (3)        (4,105)
  Units transferred                                 407,226        23,858      135,253         26,941        128,649
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            597,718        47,761      191,280         47,918        176,167
Beginning units                                     173,820        36,591       36,798              0         55,059
                                                 ----------------------------------------------------------------------
Ending units                                        771,538        84,352      228,078         47,918        231,226
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0             0            0              0              0
  Units redeemed                                          0             0            0              0              0
  Units transferred                                       0             0            0              0              0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0              0              0
Beginning units                                           0             0            0              0              0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0            0              0              0
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         63,412         6,428       12,268            509         21,709
  Units redeemed                                     (3,555)          (76)         (42)            (1)          (945)
  Units transferred                                  25,763         2,536        5,967          3,754         10,283
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             85,620         8,888       18,193          4,262         31,047
Beginning units                                           1           502            1              0              1
                                                 ----------------------------------------------------------------------
Ending units                                         85,621         9,390       18,194          4,262         31,048
                                                 ======================================================================

                                                                  Telecom      Worldwide     Aggressive       Alliance
                                                  Technology      Utility     High Income      Growth          Growth
                                                   Portfolio     Portfolio     Portfolio      Portfolio       Portfolio
                                                   (Class 2)     (Class 2)     (Class 2)    (Class 3)(1)    (Class 3)(1)
                                                 ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0             0             0            0               0
  Units redeemed                                         (7)            0             0            0               0
  Units transferred                                   6,351             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding              6,344             0             0            0               0
Beginning units                                       3,793             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         10,137             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         30,218             0             0        1,559          19,202
  Units redeemed                                        (98)            0             0            0             (16)
  Units transferred                                   7,930             0             0            0             193
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             38,050             0             0        1,559          19,379
Beginning units                                         405             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         38,455             0             0        1,559          19,379
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                        216,019        17,443        18,006          527           4,466
  Units redeemed                                    (71,591)       (1,284)       (1,671)           0               0
  Units transferred                                 230,268        22,079        (8,286)           0           1,003
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding            374,696        38,238         8,049          527           5,469
Beginning units                                     112,804        24,902        33,028            0               0
                                                 ----------------------------------------------------------------------
Ending units                                        487,500        63,140        41,077          527           5,469
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0             0             0            0               0
  Units redeemed                                          0             0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0            0               0
Beginning units                                           0             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0             0             0            0               0
  Units redeemed                                          0             0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0            0               0
Beginning units                                           0             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                              0             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                          1,815             0             0            0               0
  Units redeemed                                     (2,979)            0             0            0               0
  Units transferred                                  20,045             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             18,881             0             0            0               0
Beginning units                                       1,501             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         20,382             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                          4,969             0             0            0               0
  Units redeemed                                         (1)            0             0            0               0
  Units transferred                                       0             0             0            0               0
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding              4,968             0             0            0               0
Beginning units                                           3             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                          4,971             0             0            0               0
                                                 ======================================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                         10,458             0             0        2,951           1,183
  Units redeemed                                          0             0             0            0               0
  Units transferred                                   5,996             0             0            0               9
                                                 ----------------------------------------------------------------------
Increase (decrease) in units outstanding             16,454             0             0        2,951           1,192
Beginning units                                           3             0             0            0               0
                                                 ----------------------------------------------------------------------
Ending units                                         16,457             0             0        2,951           1,192
                                                 ======================================================================

                                                     Asset         Blue Chip         Cash          Corporate
                                                  Allocation        Growth        Management         Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.72%:
  Units sold                                         10,755          49,616           6,285               0
  Units redeemed                                         (1)           (228)         (1,132)              0
  Units transferred                                      40         (46,287)         46,084           8,272
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding             10,794           3,101          51,237           8,272
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                         10,794           3,101          51,237           8,272
                                                 =============================================================
Contracts With Total Expenses of 1.77% (F):
  Units sold                                              0              33          90,453           2,521
  Units redeemed                                          0               0               0               0
  Units transferred                                       0             336           4,397              42
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0             369          94,850           2,563
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0             369          94,850           2,563
                                                 =============================================================
Contracts With Total Expenses of 1.77% (B):
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.77% (G):
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.80%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.95%:
  Units sold                                              0               0               0               0
  Units redeemed                                          0               0               0               0
  Units transferred                                       0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.97%:
  Units sold                                          3,398             840          14,548           3,437
  Units redeemed                                          0               0            (138)              0
  Units transferred                                     (54)              0             112               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding              3,344             840          14,522           3,437
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                          3,344             840          14,522           3,437
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                     Davis         "Dogs" of       Emerging        Federated        Foreign
                                                 Venture Value    Wall Street       Markets          Value           Value
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          117,616         14,538            8,294          57,540        166,845
                Units redeemed                          (88)           (12)               0             (32)           (69)
                Units transferred                    14,116          4,308            4,327           2,868         19,319
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            131,644         18,834           12,621          60,376        186,095
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                        131,644         18,834           12,621          60,376        186,095
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0              0                0               0              0
                Units redeemed                            0              0                0               0              0
                Units transferred                         0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0              0                0               0              0
Beginning units                                           0              0                0               0              0
                                                 ----------------------------------------------------------------------------
Ending units                                              0              0                0               0              0
                                                 ============================================================================

                                                    Global           Global      Goldman Sachs      Growth-         Growth
                                                     Bond           Equities        Research         Income      Opportunities
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           9,561           5,802           2,152          53,309          37,529
                Units redeemed                          (4)              0               0             (69)              0
                Units transferred                    5,470           2,168               1           5,320             797
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            15,027           7,970           2,153          58,560          38,326
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        15,027           7,970           2,153          58,560          38,326
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================

                                                                 International   International
                                                  High-Yield      Diversified       Growth          Marsico       MFS Growth
                                                     Bond          Equities       and Income        Growth        and Income
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           20,905         108,483         102,856          66,201          30,619
                Units redeemed                          (13)            (62)            (16)              0             (10)
                Units transferred                     3,407           9,605           4,155          10,432           3,649
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding             24,299         118,026         106,995          76,633          34,258
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                         24,299         118,026         106,995          76,633          34,258
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 --------------------------------------------------------------------------
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0               0               0
                Units redeemed                            0               0               0               0               0
                Units transferred                         0               0               0               0               0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0               0
Beginning units                                           0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                              0               0               0               0               0
                                                 ==========================================================================

                                                  MFS Mid-Cap       MFS Total        Putnam           Real
                                                    Growth           Return          Growth          Estate
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                 ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          124,358         106,753          26,968          21,660
                Units redeemed                         (108)         (1,722)            (10)             (7)
                Units transferred                    14,528          19,074             686           1,629
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding            138,778         124,105          27,644          23,282
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                        138,778         124,105          27,644          23,282
                                                 =============================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0               0
                Units redeemed                            0               0               0               0
                Units transferred                         0               0               0               0
                                                 -------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0
Beginning units                                           0               0               0               0
                                                 -------------------------------------------------------------
Ending units                                              0               0               0               0
                                                 =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2002.

                                                     Davis         "Dogs" of     Emerging        Federated        Foreign
                                                 Venture Value    Wall Street     Markets          Value           Value
                                                   Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                                  (Class 3)(1)   (Class 3)(1)   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                          33,412           2,617           6,458             407          77,713
                Units redeemed                         (80)              0             (47)              0            (161)
                Units transferred                    1,928             (14)            (70)            312           3,606
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,260           2,603           6,341             719          81,158
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        35,260           2,603           6,341             719          81,158
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                          23,047           5,259           1,872           6,918          11,210
                Units redeemed                          (2)            (10)              0              (4)              0
                Units transferred                    2,288           2,508             (40)            410           1,004
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding            25,333           7,757           1,832           7,324          12,214
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                        25,333           7,757           1,832           7,324          12,214
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                           5,060           1,182             676              13           6,650
                Units redeemed                           0               0               0               0               0
                Units transferred                        1               0               0               0             (10)
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             5,061           1,182             676              13           6,640
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                         5,061           1,182             676              13           6,640
                                                 =========================================================================


                                                    Global          Global       Goldman Sachs      Growth-        Growth
                                                     Bond          Equities        Research         Income       Opportunities
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           2,340           1,094           5,098           4,079           1,606
                Units redeemed                          (2)             (2)             (1)             (2)              0
                Units transferred                      (39)             41          (4,855)           (442)             32
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             2,299           1,133             242           3,635           1,638
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                         2,299           1,133             242           3,635           1,638
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                              90              13               0             617          14,757
                Units redeemed                           0               0               0               0             (14)
                Units transferred                        0               0               0             260           2,060
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                90              13               0             877          16,803
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                            90              13               0             877          16,803
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                               0               0               0               0               0
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                             254             127             319           4,968              46
                Units redeemed                           0               0               0               0               0
                Units transferred                        0               0               0              92               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding               254             127             319           5,060              46
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                           254             127             319           5,060              46
                                                 =========================================================================

                                                                 International   International
                                                  High-Yield      Diversified       Growth          Marsico       MFS Growth
                                                     Bond          Equities       and Income        Growth        and Income
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           83,204          66,662           2,045              13        15,045
                Units redeemed                          (20)            (65)           (100)              0           (23)
                Units transferred                     1,096           1,816             939               0           821
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding             84,280          68,413           2,884              13        15,843
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                         84,280          68,413           2,884              13        15,843
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                            5,719          12,049           1,312          17,819         2,270
                Units redeemed                            0               0               0             (18)            0
                Units transferred                        36           1,563             410           4,336           103
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding              5,755          13,612           1,722          22,137         2,373
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                          5,755          13,612           1,722          22,137         2,373
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                                0               0               0               0             0
                Units redeemed                            0               0               0               0             0
                Units transferred                         0               0               0               0             0
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0               0             0
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                              0               0               0               0             0
                                                 ========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                            1,431          10,147           3,716           3,197         1,053
                Units redeemed                            0               0               0               0             0
                Units transferred                         0             (30)              0               0             5
                                                 ------------------------------------------------------------------------
Increase (decrease) in units outstanding              1,431          10,117           3,716           3,197         1,058
Beginning units                                           0               0               0               0             0
                                                 ------------------------------------------------------------------------
Ending units                                          1,431          10,117           3,716           3,197         1,058
                                                 ========================================================================

                                                  MFS Mid-Cap      MFS Total        Putnam           Real
                                                    Growth          Return          Growth          Estate
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                 (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.72%:
                Units sold                           54,756         16,073           388             4,328
                Units redeemed                          (36)           (62)            0               (24)
                Units transferred                     1,172         20,345            58               726
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding             55,892         36,356           446             5,030
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                         55,892         36,356           446             5,030
                                                 =========================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                           13,175         13,461         3,093             4,304
                Units redeemed                            0            (20)           (3)               (8)
                Units transferred                     1,573          4,053           548             1,073
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding             14,748         17,494         3,638             5,369
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                         14,748         17,494         3,638             5,369
                                                 =========================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.80%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.95%:
                Units sold                                0              0             0                 0
                Units redeemed                            0              0             0                 0
                Units transferred                         0              0             0                 0
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding                  0              0             0                 0
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                              0              0             0                 0
                                                 =========================================================
Contracts With Total Expenses of 1.97%:
                Units sold                            3,851          3,411            11             2,475
                Units redeemed                            0              0             0                 0
                Units transferred                        16              0             0              (115)
                                                 ---------------------------------------------------------
Increase (decrease) in units outstanding              3,867          3,411            11             2,360
Beginning units                                           0              0             0                 0
                                                 ---------------------------------------------------------
Ending units                                          3,867          3,411            11             2,360
                                                 =========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                  Small & Mid      SunAmerica                       Telecom        Worldwide
                                                   Cap Value        Balanced      Technology        Utility       High Income
                                                   Portfolio       Portfolio      Portfolio        Portfolio       Portfolio
                                                 (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (3)   (Class 3) (3)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                          107,050           8,927          86,564           12               7
                Units redeemed                          (20)            (10)           (209)           0               0
                Units transferred                    11,365             717          34,697            1               1
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            118,395           9,634         121,052           13               8
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                        118,395           9,634         121,052           13               8
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0               0            0               0
                Units redeemed                            0               0               0            0               0
                Units transferred                         0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0               0            0               0
Beginning units                                           0               0               0            0               0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0               0            0               0
                                                 ============================================================================


                                                                   Emerging        Growth and                    Conservative
                                                   Comstock         Growth          Income         Balanced        Balanced
                                                   Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                  (Class II)      (Class II)       (Class II)      (Class A)       (Class A)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                 0              0                0               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                          0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                                 0              0                0         768,471          47,625
                Units redeemed                             0              0                0        (172,198)         (8,145)
                Units transferred                          0              0                0       2,462,124         439,889
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0       3,058,397         479,369
Beginning units                                            0              0                0         393,878          99,398
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0       3,452,275         578,767
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           775,217        310,265          661,422         576,499               0
                Units redeemed                       (32,155)        (7,733)         (23,411)        (21,123)              0
                Units transferred                    867,846        162,208          345,460         476,903               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,610,908        464,740          983,471       1,032,279               0
Beginning units                                       64,170         19,408           12,511         125,651               0
                                                 ---------------------------------------------------------------------------
Ending units                                       1,675,078        484,148          995,982       1,157,930               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                 0              0                0               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                          0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                           123,623         35,416           36,486               0               0
                Units redeemed                          (887)          (128)            (626)              0               0
                Units transferred                     53,781         22,437           30,438               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             176,517         57,725           66,298               0               0
Beginning units                                        1,687            836                1               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                         178,204         58,561           66,299               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                           315,947         66,039          197,845               0               0
                Units redeemed                      (257,755)       (30,627)        (197,296)              0               0
                Units transferred                  4,816,359        553,720        4,298,540               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           4,874,551        589,132        4,299,089               0               0
Beginning units                                      664,336        125,556          242,732               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                       5,538,887        714,688        4,541,821               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                            15,115          1,575           14,815               0               0
                Units redeemed                             0              0                0               0               0
                Units transferred                        119            136              281               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding              15,234          1,711           15,096               0               0
Beginning units                                            0              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                          15,234          1,711           15,096               0               0
                                                 ===========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                                 0              0                0         229,976           6,538
                Units redeemed                             0              0                0         (88,050)         (3,861)
                Units transferred                          0              0                0       1,195,770         177,355
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0                0       1,337,696         180,032
Beginning units                                            0              0                0         175,176          20,605
                                                 ---------------------------------------------------------------------------
Ending units                                               0              0                0       1,512,872         200,637
                                                 ===========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                            47,476              0                0               0               0
                Units redeemed                        (1,675)             0                0               0               0
                Units transferred                         83              0                0               0               0
                                                 ---------------------------------------------------------------------------
Increase (decrease) in units outstanding              45,884              0                0               0               0
Beginning units                                          917              0                0               0               0
                                                 ---------------------------------------------------------------------------
Ending units                                          46,801              0                0               0               0
                                                 ===========================================================================

                                                 Conservative                      Flexible
                                                    Growth       Equity Income      Income       Growth & Income    Growth
                                                   Portfolio         Fund          Portfolio          Fund           Fund
                                                   (Class A)       (Class A)       (Class A)        (Class A)      (Class A)
                                                 --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.40%:
                Units sold                           297,086         226,501         118,799        58,459          21,389
                Units redeemed                      (100,970)        (47,934)        (73,834)      (11,244)         (7,527)
                Units transferred                  1,160,793         780,163         911,286       226,923          77,919
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,356,909         958,730         956,251       274,138          91,781
Beginning units                                      217,903         109,250         186,817        83,275          27,301
                                                 -------------------------------------------------------------------------
Ending units                                       1,574,812       1,067,980       1,143,068       357,413         119,082
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                           276,686               0               0             0               0
                Units redeemed                       (38,923)              0               0             0               0
                Units transferred                    534,573               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             772,336               0               0             0               0
Beginning units                                      107,894               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                         880,230               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                           110,837          37,788          68,457        19,253          11,467
                Units redeemed                       (29,769)         (4,029)        (12,984)       (4,656)         (1,019)
                Units transferred                    753,650         155,631         335,549       137,497          21,292
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding             834,718         189,390         391,022       152,094          31,740
Beginning units                                      145,248          28,531          55,098        26,016           8,675
                                                 -------------------------------------------------------------------------
Ending units                                         979,966         217,921         446,120       178,110          40,415
                                                 =========================================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                 0               0               0             0               0
                Units redeemed                             0               0               0             0               0
                Units transferred                          0               0               0             0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0             0               0
Beginning units                                            0               0               0             0               0
                                                 -------------------------------------------------------------------------
Ending units                                               0               0               0             0               0
                                                 =========================================================================

                                                  West Coast                     International
                                                    Equity          Income          Growth       Mid Cap Stock
                                                     Fund            Fund            Fund            Fund
                                                   (Class A)      (Class A)       (Class A)        (Class A)
                                                 -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.40%:
                Units sold                          158,545          43,539          7,461           42,087
                Units redeemed                      (16,150)        (10,119)            (2)          (9,894)
                Units transferred                   293,807         402,940          2,156           83,035
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding            436,202         436,360          9,615          115,228
Beginning units                                      29,204          72,090            909           27,209
                                                 ----------------------------------------------------------
Ending units                                        465,406         508,450         10,524          142,437
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (A):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (B):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (C):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (G):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.52% (H):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================
Contracts With Total Expenses of 1.55% (D):
                Units sold                           15,058          28,598              0            3,868
                Units redeemed                       (2,226)         (4,062)          (350)          (2,757)
                Units transferred                    72,732          86,268          1,840           30,117
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding             85,564         110,804          1,490           31,228
Beginning units                                      24,678          13,828          4,390            9,532
                                                 ----------------------------------------------------------
Ending units                                        110,242         124,632          5,880           40,760
                                                 ==========================================================
Contracts With Total Expenses of 1.55% (E):
                Units sold                                0               0              0                0
                Units redeemed                            0               0              0                0
                Units transferred                         0               0              0                0
                                                 ----------------------------------------------------------
Increase (decrease) in units outstanding                  0               0              0                0
Beginning units                                           0               0              0                0
                                                 ----------------------------------------------------------
Ending units                                              0               0              0                0
                                                 ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                             Small & Mid     SunAmerica                     Telecom       Worldwide
                                              Cap Value       Balanced      Technology      Utility      High Income     Comstock
                                              Portfolio       Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3)(1)   (Class 3)(1)   (Class3)(1)    (Class 3)(3)   (Class 3)(3)    (Class II)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                         0              0             0            0              0            8,505
   Units redeemed                                     0              0             0            0              0              (40)
   Units transferred                                  0              0             0            0              0           13,808
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0           22,273
Beginning units                                       0              0             0            0              0              663
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0           22,936
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                    34,862          1,125         3,322           12              7          186,649
   Units redeemed                                   (83)           (20)           (3)           0              0          (13,230)
   Units transferred                                600          1,042        (1,964)           0              0           75,616
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         35,379          2,147         1,355           12              7          249,035
Beginning units                                       0              0             0            0              0            1,819
                                             --------------------------------------------------------------------------------------
Ending units                                     35,379          2,147         1,355           12              7          250,854
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                     8,295         12,449        20,700            0              0          182,074
   Units redeemed                                     0             (7)            0            0              0           (5,812)
   Units transferred                              2,059            (40)            0            0              0          231,651
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         10,354         12,402        20,700            0              0          407,913
Beginning units                                       0              0             0            0              0           35,605
                                             --------------------------------------------------------------------------------------
Ending units                                     10,354         12,402        20,700            0              0          443,518
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                         0              0             0            0              0                0
   Units redeemed                                     0              0             0            0              0                0
   Units transferred                                  0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0                0
Beginning units                                       0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0                0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                         0              0             0            0              0           28,195
   Units redeemed                                     0              0             0            0              0          (25,752)
   Units transferred                                  0              0             0            0              0          148,955
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0          151,398
Beginning units                                       0              0             0            0              0           10,966
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0          162,364
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         0              0             0            0              0                0
   Units redeemed                                     0              0             0            0              0                0
   Units transferred                                  0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0                0
Beginning units                                       0              0             0            0              0                0
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0                0
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                         0              0             0            0              0           25,091
   Units redeemed                                     0              0             0            0              0               (3)
   Units transferred                                  0              0             0            0              0           56,914
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0             0            0              0           82,002
Beginning units                                       0              0             0            0              0            6,737
                                             --------------------------------------------------------------------------------------
Ending units                                          0              0             0            0              0           88,739
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                    11,431            904         4,246           12              7           93,375
   Units redeemed                                     0              0             0            0              0           (6,943)
   Units transferred                               (135)             0             0            0              0           16,840
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         11,296            904         4,246           12              7          103,272
Beginning units                                       0              0             0            0              0                1
                                             --------------------------------------------------------------------------------------
Ending units                                     11,296            904         4,246           12              7          103,273
                                             ======================================================================================

                                                Emerging     Growth and                Conservative   Conservative
                                                 Growth        Income      Balanced      Balanced        Growth       Equity Incom
                                                Portfolio    Portfolio     Portfolio    Portfolio       Portfolio         Fund
                                               (Class II)    (Class II)    (Class A)     (Class A)      (Class A)      (Class A)
                                              -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                      78,976      148,274             0            0               0               0
   Units redeemed                                  (6,115)      (2,244)            0            0               0               0
   Units transferred                               28,220       42,299             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          101,081      188,329             0            0               0               0
Beginning units                                       132          271             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                      101,213      188,600             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                      69,746      109,734       133,069            0          67,288               0
   Units redeemed                                  (2,136)     (17,532)      (53,175)           0         (22,997)              0
   Units transferred                               47,856      117,459       109,724            0          65,469               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          115,466      209,661       189,618            0         109,760               0
Beginning units                                     5,379        8,176        27,799            0          42,760               0
                                              -------------------------------------------------------------------------------------
Ending units                                      120,845      217,837       217,417            0         152,520               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                      11,052       21,313             0            0               0               0
   Units redeemed                                  (1,080)      (1,418)            0            0               0               0
   Units transferred                               32,291       80,790             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           42,263      100,685             0            0               0               0
Beginning units                                     1,065        6,733             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                       43,328      107,418             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                           0            0       383,707        1,689         166,988          51,257
   Units redeemed                                       0            0      (201,553)      (7,378)        (30,606)        (13,683)
   Units transferred                                    0            0     1,359,707      194,468         754,438         284,618
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0     1,541,861      188,779         890,820         322,192
Beginning units                                         0            0       425,063       23,679         180,433          58,313
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0     1,966,924      212,458       1,071,253         380,505
                                              =====================================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0            0             0            0               0               0
   Units redeemed                                       0            0             0            0               0               0
   Units transferred                                    0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0             0            0               0               0
Beginning units                                         0            0             0            0               0               0
                                              -------------------------------------------------------------------------------------
Ending units                                            0            0             0            0               0               0
                                              =====================================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                      14,098       32,268             0            0               0               0
   Units redeemed                                    (208)        (221)            0            0               0               0
   Units transferred                                7,130       14,302             0            0               0               0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           21,020       46,349             0            0               0               0
Beginning units                                         1            1             0            0               0               0
                                              =====================================================================================
Ending units                                       21,021       46,350             0            0               0               0
                                              =====================================================================================

                                                                                                      West Coast
                                                 Flexible Income   Growth & Income         Growth      Equity     Income
                                                    Portfolio            Fund               Fund        Fund       Fund
                                                    (Class A)          (Class A)          (Class A)  (Class A)   (Class A)
                                                 ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         60,798             15,181             10,360     18,127      8,534
   Units redeemed                                   (117,167)           (13,811)            (2,116)    (6,341)    (1,559)
   Units transferred                                 429,214            130,159             24,388    129,562    171,031
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             372,845            131,529             32,632    141,348    178,006
Beginning units                                      121,877             57,082              5,665     36,362     46,356
                                                 ----------------------------------------------------------------------------
Ending units                                         494,722            188,611             38,297    177,710    224,362
                                                 ============================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                              0                  0                  0          0          0
   Units redeemed                                          0                  0                  0          0          0
   Units transferred                                       0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0                  0                  0          0          0
Beginning units                                            0                  0                  0          0          0
                                                 ----------------------------------------------------------------------------
Ending units                                               0                  0                  0          0          0
                                                 ============================================================================

                                                  International
                                                    Growth       Mid Cap Stock
                                                     Fund            Fund
                                                  (Class A)       (Class A)
                                                 -----------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.72%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.80%:
   Units sold                                         516            5,619
   Units redeemed                                     (99)          (5,356
   Units transferred                                8,481           56,434
                                                 -------------------------
Increase (decrease) in units outstanding            8,898           56,697
Beginning units                                       175           22,411
                                                 -------------------------
Ending units                                        9,073           79,108
                                                 =========================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================
Contracts With Total Expenses of 1.97%:
   Units sold                                           0                0
   Units redeemed                                       0                0
   Units transferred                                    0                0
                                                 -------------------------
Increase (decrease) in units outstanding                0                0
Beginning units                                         0                0
                                                 -------------------------
Ending units                                            0                0
                                                 =========================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor product.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                                               Short Term                     Strategic         U.S.
                                                Money Market     Income     Small Cap Stock     Growth       Government
                                                    Fund          Fund           Fund         Portfolio   Securities Fund
                                                  (Class A)     (Class A)      (Class A)      (Class A)     (Class A)
                                                -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    47,925        30,671         25,511          112,827         128,244
     Units redeemed                               (34,224)       (3,557)        (3,300)          (7,292)        (95,972)
     Units transferred                            509,163       138,786         48,755          145,720       1,272,369
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding          522,864       165,900         70,966          251,255       1,304,641
Beginning units                                    46,507         4,605         14,716           43,009         123,734
                                                -----------------------------------------------------------------------
Ending units                                      569,371       170,505         85,682          294,264       1,428,375
                                                =======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                         0             0              0           86,824               0
     Units redeemed                                     0             0              0           (4,230)              0
     Units transferred                                  0             0              0          117,811               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0          200,405               0
Beginning units                                         0             0              0           18,868               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0          219,273               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                       520        11,951              0           29,060          62,019
     Units redeemed                               (30,136)      (20,757)           (59)          (2,491)        (35,513)
     Units transferred                            113,354        38,498          5,546          117,466         235,297
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding           83,738        29,692          5,487          144,035         261,803
Beginning units                                    21,347         4,057            755           12,378          82,155
                                                -----------------------------------------------------------------------
Ending units                                      105,085        33,749          6,242          156,413         343,958
                                                =======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                         0             0              0                0               0
     Units redeemed                                     0             0              0                0               0
     Units transferred                                  0             0              0                0               0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0                0               0
Beginning units                                         0             0              0                0               0
                                                -----------------------------------------------------------------------
Ending units                                            0             0              0                0               0
                                                =======================================================================

                                                             Conservative   Conservative
                                                 Balanced      Balanced        Growth      Equity Income   Flexible Income
                                                 Portfolio    Portfolio       Portfolio        Fund           Portfolio
                                                 (Class B)    (Class B)       (Class B)      (Class B)        (Class B)
                                                --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                    94,804            0         22,989               0                 0
     Units redeemed                                   (47)           0              0               0                 0
     Units transferred                              1,554            0          3,106               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding           96,311            0         26,095               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                       96,311            0         26,095               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0            0              0               0                 0
     Units redeemed                                     0            0              0               0                 0
     Units transferred                                  0            0              0               0                 0
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0              0               0                 0
Beginning units                                         0            0              0               0                 0
                                                -----------------------------------------------------------------------
Ending units                                            0            0              0               0                 0
                                                =======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                   574,685       38,732        297,033         201,040            58,375
     Units redeemed                               (82,490)      (6,497)       (31,624)        (20,096)          (38,564)
     Units transferred                          1,646,569      150,874        635,984         431,066         1,072,641
                                                -----------------------------------------------------------------------
Increase (decrease) in units outstanding        2,138,764      183,109        901,393         612,010         1,092,452
Beginning units                                    93,859       36,105         57,379          40,294            23,092
                                                -----------------------------------------------------------------------
Ending units                                    2,232,623      219,214        958,772         652,304         1,115,544
                                                =======================================================================

                                                                              West Coast               International
                                                Growth & Income    Growth       Equity       Income        Growth
                                                     Fund           Fund         Fund         Fund          Fund
                                                  (Class B)       (Class B)   (Class B)    (Class B)      (Class B)
                                                --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                           0             0            0            0            0
     Units redeemed                                       0             0            0            0            0
     Units transferred                                    0             0            0            0            0
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0            0            0            0
Beginning units                                           0             0            0            0            0
                                                ----------------------------------------------------------------
Ending units                                              0             0            0            0            0
                                                ================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      18,552        10,920       78,053      108,754        6,483
     Units redeemed                                 (10,551)       (4,933)      (3,723)     (30,261)           0
     Units transferred                              138,421        54,728      138,832      782,890        9,041
                                                ----------------------------------------------------------------
Increase (decrease) in units outstanding            146,422        60,715      213,162      861,383       15,524
Beginning units                                       4,551         3,394        4,021       16,374            2
                                                ----------------------------------------------------------------
Ending units                                        150,973        64,109      217,183      877,757       15,526
                                                ================================================================

                                                                               Short Term   Small Cap
                                                Mid Cap Stock   Money Market     Income       Stock
                                                    Fund           Fund           Fund        Fund
                                                 (Class B)       (Class B)      (Class B)   (Class B)
                                                -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0               0             0           0
     Units redeemed                                     0               0             0           0
     Units transferred                                  0               0             0           0
                                                ---------------------------------------------------
Increase (decrease) in units outstanding                0               0             0           0
Beginning units                                         0               0             0           0
                                                ---------------------------------------------------
Ending units                                            0               0             0           0
                                                ===================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                    10,516          15,404        57,393       8,595
     Units redeemed                                (2,080)        (46,740)       (2,602)     (2,325)
     Units transferred                             51,846         621,633       106,686      22,416
                                                ---------------------------------------------------
Increase (decrease) in units outstanding           60,282         590,297       161,477      28,686
Beginning units                                     4,582          21,359         2,421       3,287
                                                ---------------------------------------------------
Ending units                                       64,864         611,656       163,898      31,973
                                                ===================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                            Short Term                   Strategic
                                              Money Market    Income    Small Cap Stock   Growth    U.S. Government  Balanced
                                                  Fund      Portfolio      Portfolio     Portfolio  Securities Fund  Portfolio
                                                (Class A)   (Class A)      (Class A)     (Class A)     (Class A)     (Class B)
                                              --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0            0              0             0             0        267,107
    Units redeemed                                    0            0              0             0             0        (18,627)
    Units transferred                                 0            0              0             0             0      1,240,136
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0      1,488,616
Beginning units                                       0            0              0             0             0         81,902
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0      1,570,518
                                              ================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                        0            0              0        11,554             0         13,481
    Units redeemed                                    0            0              0        (1,990)            0              0
    Units transferred                                 0            0              0        72,763             0            157
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0        82,327             0         13,638
Beginning units                                       0            0              0        36,506             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0       118,833             0         13,638
                                              ================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                   11,000          440          3,917        37,574        49,352              0
    Units redeemed                               (5,281)      (2,852)        (1,423)       (1,603)      (21,710)             0
    Units transferred                            32,919      116,140         26,926        65,649       344,705              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding         38,638      113,728         29,420       101,620       372,347              0
Beginning units                                  10,619       11,940          3,471        27,642        74,564              0
                                              --------------------------------------------------------------------------------
Ending units                                     49,257      125,668         32,891       129,262       446,911              0
                                              ================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                        0            0              0             0             0        235,544
    Units redeemed                                    0            0              0             0             0        (77,298)
    Units transferred                                 0            0              0             0             0        356,731
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0        514,977
Beginning units                                       0            0              0             0             0         16,660
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0        531,637
                                              ================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                        0            0              0             0             0              0
    Units redeemed                                    0            0              0             0             0              0
    Units transferred                                 0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0             0             0              0
Beginning units                                       0            0              0             0             0              0
                                              --------------------------------------------------------------------------------
Ending units                                          0            0              0             0             0              0
                                              ================================================================================

                                              Conservative  Conservative
                                                Balanced       Growth     Equity Income  Flexible Income  Growth & Income   Growth
                                               Portfolio     Portfolio         Fund         Portfolio          Fund          Fund
                                               (Class B)     (Class B)      (Class B)       (Class B)        (Class B)     (Class B)
                                              --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                    22,687      150,695          4,138          51,810             418         7,134
    Units redeemed                                (1,602)     (10,900)          (312)           (591)         (2,368)       (1,687)
    Units transferred                            102,576      406,161         66,876          56,674          43,095        37,020
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         123,661      545,956         70,702         107,893          41,145        42,467
Beginning units                                        2       66,343          3,684           4,220               2           965
                                              ------------------------------------------------------------------------------------
Ending units                                     123,663      612,299         74,386         112,113          41,147        43,432
                                              ====================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                         0        4,569              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        4,569              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0        4,569              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                     3,722      193,472         66,888          35,450          18,172         9,614
    Units redeemed                                   (73)      (7,998)        (1,418)         (2,362)           (192)         (255)
    Units transferred                             45,600      307,267        185,607         134,546          55,353        11,460
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          49,249      492,741        251,077         167,634          73,333        20,819
Beginning units                                      818       18,040         13,192             536          13,991            41
                                              ------------------------------------------------------------------------------------
Ending units                                      50,067      510,781        264,269         168,170          87,324        20,860
                                              ====================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                         0            0              0               0               0             0
    Units redeemed                                     0            0              0               0               0             0
    Units transferred                                  0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0              0               0               0             0
Beginning units                                        0            0              0               0               0             0
                                              ------------------------------------------------------------------------------------
Ending units                                           0            0              0               0               0             0
                                              ====================================================================================

                                              West Coast             International
                                                Equity      Income      Growth      Mid Cap Stock
                                                 Fund        Fund        Fund           Fund
                                               (Class B)  (Class B)    (Class B)      (Class B)
                                              ---------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                  19,774      17,805       1,305          2,300
    Units redeemed                              (1,837)     (1,449)          0              0
    Units transferred                           27,410     137,458        (296)         6,189
                                              -----------------------------------------------
Increase (decrease) in units outstanding        45,347     153,814       1,009          8,489
Beginning units                                  1,713      18,278           2              2
                                              -----------------------------------------------
Ending units                                    47,060     172,092       1,011          8,491
                                              ===============================================
Contracts With Total Expenses of 1.72%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.80%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================
Contracts With Total Expenses of 1.95%:
    Units sold                                  27,071      76,726       7,951         19,365
    Units redeemed                              (1,150)     (2,208)       (200)        (1,046)
    Units transferred                           54,417     171,630         435         23,179
                                              -----------------------------------------------
Increase (decrease) in units outstanding        80,338     246,148       8,186         41,498
Beginning units                                    890      28,322           2            940
                                              -----------------------------------------------
Ending units                                    81,228     274,470       8,188         42,438
                                              ===============================================
Contracts With Total Expenses of 1.97%:
    Units sold                                       0           0           0              0
    Units redeemed                                   0           0           0              0
    Units transferred                                0           0           0              0
                                              -----------------------------------------------
Increase (decrease) in units outstanding             0           0           0              0
Beginning units                                      0           0           0              0
                                              -----------------------------------------------
Ending units                                         0           0           0              0
                                              ===============================================

                                                            Short Term
                                              Money Market    Income    Small Cap Stock
                                                 Fund       Portfolio      Portfolio
                                               (Class B)    (Class B)      (Class B)
                                              -----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                        0        2,280         1,932
    Units redeemed                                 (418)         (29)       (1,203)
    Units transferred                           167,904        1,061        19,263
                                              ------------------------------------
Increase (decrease) in units outstanding        167,486        3,312        19,992
Beginning units                                   6,135          850         1,204
                                              ------------------------------------
Ending units                                    173,621        4,162        21,196
                                              ====================================
Contracts With Total Expenses of 1.72%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.80%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================
Contracts With Total Expenses of 1.95%:
    Units sold                                        0       12,277         3,622
    Units redeemed                                   (3)        (240)           (1)
    Units transferred                            21,417       12,156         3,996
                                              ------------------------------------
Increase (decrease) in units outstanding         21,414       24,193         7,617
Beginning units                                   5,174          114             2
                                              ------------------------------------
Ending units                                     26,588       24,307         7,619
                                              ====================================
Contracts With Total Expenses of 1.97%:
    Units sold                                        0            0             0
    Units redeemed                                    0            0             0
    Units transferred                                 0            0             0
                                              ------------------------------------
Increase (decrease) in units outstanding              0            0             0
Beginning units                                       0            0             0
                                              ------------------------------------
Ending units                                          0            0             0
                                              ====================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                                                                                           Nations
                                                             U.S.       Nations     Nations     Nations       Nations      Marsico
                                               Strategic  Government     Asset      Capital    High Yield  International   Focused
                                                 Growth   Securities   Allocation    Growth      Bond          Value       Equities
                                               Portfolio     Fund      Portfolio    Portfolio  Portfolio     Portfolio    Portfolio
                                               (Class B)   (Class B)   (Class B)    (Class B)  (Class B)     (Class B)    (Class B)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                   32,913           0           0           0       4,034             0       11,345
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                             1,414           0           0           0           0             0           (1)
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         34,327           0           0           0       4,034             0       11,344
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                     34,327           0           0           0       4,034             0       11,344
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                        0           0       8,780         761      27,020        37,044       82,482
    Units redeemed                                    0           0      (1,396)     (1,237)     (4,803)       (9,742)      (8,502)
    Units transferred                                 0           0      13,927      18,175      73,857        87,846      131,241
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0      21,311      17,699      96,074       115,148      205,221
Beginning units                                       0           0       4,265      13,990      79,077       108,216      110,281
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0      25,576      31,689     175,151       223,364      315,502
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                        0           0           0           0      35,730        62,210      139,916
    Units redeemed                                    0           0           0           0        (199)         (500)      (1,081)
    Units transferred                                 0           0           0           0      11,561        23,985       52,358
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0      47,092        85,695      191,193
Beginning units                                       0           0           0           0       9,500         2,009        5,551
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0      56,592        87,704      196,744
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                        0           0           0           0           0             0            0
    Units redeemed                                    0           0           0           0           0             0            0
    Units transferred                                 0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0           0           0             0            0
Beginning units                                       0           0           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                          0           0           0           0           0             0            0
                                               ===================================================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                   75,631     137,808           0           0           0             0            0
    Units redeemed                               (6,609)    (34,222)          0           0           0             0            0
    Units transferred                           118,761   1,239,908           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        187,783   1,343,494           0           0           0             0            0
Beginning units                                   9,248      90,321           0           0           0             0            0
                                               -----------------------------------------------------------------------------------
Ending units                                    197,031   1,433,815           0           0           0             0            0
                                               ===================================================================================

                                                                           Nations
                                                Nations     Nations        Marsico      Nations    Nations
                                                Marsico     Marsico     International   MidCap      Small     Nations
                                                Growth    21st Century  Opportunities   Growth     Company     Value      Growth
                                               Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio    Series
                                               (Class B)   (Class B)      (Class B)    (Class B)  (Class B)  (Class B)   (Class A)
                                               -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                        0           0              0            0          0          0      39,774
    Units redeemed                                    0           0              0            0          0          0    (578,907)
    Units transferred                                 0           0              0            0          0          0    (333,807)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0    (872,940)
Beginning units                                       0           0              0            0          0          0   5,378,707
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0   4,505,767
                                               ==================================================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                        0           0              0            0          0          0         194
    Units redeemed                                    0           0              0            0          0          0     (22,861)
    Units transferred                                 0           0              0            0          0          0     (11,293)
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0     (33,960)
Beginning units                                       0           0              0            0          0          0     197,512
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0     163,552
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                   16,192       3,436          8,587       33,109     47,126     24,474           0
    Units redeemed                              (13,809)     (1,386)           (36)      (4,429)    (3,671)   (11,755)          0
    Units transferred                            80,228       7,171          5,691       57,683     96,811     32,561           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         82,611       9,221         14,242       86,363    140,266     45,280           0
Beginning units                                  80,197      18,229            700       22,262     33,719     79,418           0
                                               ----------------------------------------------------------------------------------
Ending units                                    162,808      27,450         14,942      108,625    173,985    124,698           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                        0           0              0            0          0          0           0
    Units redeemed                                    0           0              0            0          0          0           0
    Units transferred                                 0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0              0            0          0          0           0
Beginning units                                       0           0              0            0          0          0           0
                                               ----------------------------------------------------------------------------------
Ending units                                          0           0              0            0          0          0           0
                                               ==================================================================================

                                                                                                     U.S.
                                                                                                  Government/
                                                                Growth-     Asset     High-Yield   AAA-Rated
                                               International    Income    Allocation     Bond     Securities
                                                   Series       Series      Series      Series      Series
                                                 (Class A)    (Class A)   (Class A)   (Class A)    (Class A)
                                               --------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
    Units sold                                      42,302       60,575       34,505       8,744      18,972
    Units redeemed                                (664,914)    (793,943)    (342,074)   (135,674)   (350,806)
    Units transferred                             (292,744)    (179,176)      44,781      (4,196)    712,019
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding          (915,356)    (912,544)    (262,788)   (131,126)    380,185
Beginning units                                  5,137,934    7,072,306    2,764,996   1,107,860   2,022,462
                                               -------------------------------------------------------------
Ending units                                     4,222,578    6,159,762    2,502,208     976,734   2,402,647
                                               =============================================================
Contracts With Total Expenses of 1.40%:
    Units sold                                          25          383          297          54           0
    Units redeemed                                 (14,546)     (23,396)     (12,736)     (2,143)    (11,910)
    Units transferred                              (11,592)      (8,794)         224       1,265      20,447
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding           (26,113)     (31,807)     (12,215)       (824)      8,537
Beginning units                                    192,121      251,656       93,477      25,724      48,201
                                               -------------------------------------------------------------
Ending units                                       166,008      219,849       81,262      24,900      56,738
                                               =============================================================
Contracts With Total Expenses of 1.52% (A):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (B):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (C):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (G):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.52% (H):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.55% (D):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================
Contracts With Total Expenses of 1.55% (E):
    Units sold                                           0            0            0           0           0
    Units redeemed                                       0            0            0           0           0
    Units transferred                                    0            0            0           0           0
                                               -------------------------------------------------------------
Increase (decrease) in units outstanding                 0            0            0           0           0
Beginning units                                          0            0            0           0           0
                                               -------------------------------------------------------------
Ending units                                             0            0            0           0           0
                                               =============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING(continued)

    For the year ended December 31, 2002.

                                                                           Nations     Nations     Nations      Nations
                                              Strategic                     Asset      Capital   High Yield  International
                                               Growth    U.S. Government  Allocation   Growth       Bond         Value
                                              Portfolio  Securities Fund   Portfolio  Portfolio   Portfolio    Portfolio
                                              (Class B)     (Class B)      (Class B)  (Class B)   (Class B)    (Class B)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                 22,571         37,356             0          0           0             0
    Units redeemed                               (404)        (5,410)            0          0           0             0
    Units transferred                          30,632        370,277             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding       52,799        402,223             0          0           0             0
Beginning units                                26,020         35,836             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                   78,819        438,059             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                      0              0             0          0      83,093       186,645
    Units redeemed                                  0              0             0          0      (1,256)       (1,478)
    Units transferred                               0              0             0          0      49,634        47,643
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0     131,471       232,810
Beginning units                                     0              0             0          0         138           750
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0     131,609       233,560
                                              =========================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                     24              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding           24              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                       24              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                      0              0         1,095        292      14,181         2,056
    Units redeemed                                  0              0          (156)      (832)     (7,851)       (5,819)
    Units transferred                               0              0        10,156     12,735      53,439        49,580
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0        11,095     12,195      59,769        45,817
Beginning units                                     0              0         2,470     26,021      31,370        42,351
                                              -------------------------------------------------------------------------
Ending units                                        0              0        13,565     38,216      91,139        88,168
                                              =========================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                      0              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                      0              0             0          0           0             0
    Units redeemed                                  0              0             0          0           0             0
    Units transferred                               0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0           0             0
Beginning units                                     0              0             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                 10,474          1,906             0          0           0             0
    Units redeemed                               (311)            (3)            0          0           0             0
    Units transferred                          16,993         94,843             0          0           0             0
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding       27,156         96,746             0          0           0             0
Beginning units                                 1,123          3,371             0          0           0             0
                                              -------------------------------------------------------------------------
Ending units                                   28,279        100,117             0          0           0             0
                                              =========================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                      0              0             0          0      75,203        72,936
    Units redeemed                                  0              0             0          0      (1,751)         (277)
    Units transferred                               0              0             0          0      (6,112)       25,623
                                              -------------------------------------------------------------------------
Increase (decrease) in units outstanding            0              0             0          0      67,340        98,282
Beginning units                                     0              0             0          0           1             1
                                              -------------------------------------------------------------------------
Ending units                                        0              0             0          0      67,341        98,283
                                              =========================================================================

                                               Marsico    Nations     Nations        Marsico      Nations    Nations
                                               Focused    Marsico     Marsico     International   MidCap      Small     Nations
                                               Equities   Growth    21st Century  Opportunities   Growth     Company     Value
                                              Portfolio  Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio
                                              (Class B)  (Class B)   (Class B)      (Class B)    (Class B)  (Class B)  (Class B)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                 184,951          0           0             0            0          0          0
    Units redeemed                              (1,166)         0           0             0            0          0          0
    Units transferred                           77,865          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding       261,650          0           0             0            0          0          0
Beginning units                                    664          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                   262,314          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                   2,544      2,052           0           588        3,907      1,793        959
    Units redeemed                              (6,293)    (1,512)       (416)           (3)        (674)    (1,422)      (911)
    Units transferred                           70,132     30,070       3,040         2,971       19,841     38,776     30,712
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding        66,383     30,610       2,624         3,556       23,074     39,147     30,760
Beginning units                                 42,331     39,132      18,933           428       12,888     15,917     50,914
                                              --------------------------------------------------------------------------------
Ending units                                   108,714     69,742      21,557         3,984       35,962     55,064     81,674
                                              ================================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                       0          0           0             0            0          0          0
    Units redeemed                                   0          0           0             0            0          0          0
    Units transferred                                0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0           0             0            0          0          0
Beginning units                                      0          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                         0          0           0             0            0          0          0
                                              ================================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                  97,497          0           0             0            0          0          0
    Units redeemed                              (6,441)         0           0             0            0          0          0
    Units transferred                           35,425          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Increase (decrease) in units outstanding       126,481          0           0             0            0          0          0
Beginning units                                      1          0           0             0            0          0          0
                                              --------------------------------------------------------------------------------
Ending units                                   126,482          0           0             0            0          0          0
                                              ================================================================================

                                                                                                             Government/
                                                                           Growth-     Asset     High-Yield   AAA-Rated
                                                 Growth    International   Income    Allocation     Bond     Securities
                                                 Series        Series      Series      Series      Series      Series
                                                (Class A)    (Class A)    (Class A)   (Class A)   (Class A)   (Class A)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.72%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (F):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (B):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (G):
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.80%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.95%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================
Contracts With Total Expenses of 1.97%:
    Units sold                                     0             0            0           0           0           0
    Units redeemed                                 0             0            0           0           0           0
    Units transferred                              0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding           0             0            0           0           0           0
Beginning units                                    0             0            0           0           0           0
                                              ---------------------------------------------------------------------
Ending units                                       0             0            0           0           0           0
                                              =====================================================================

(A) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                       Cash              Asset          Global
                                                    Management        Allocation        Growth          Growth
                                                      Series             Fund            Fund            Fund
                                                     (Class A)       (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                                    -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                           22,996                0               0                0
   Units redeemed                                     (888,178)               0               0                0
   Units transferred                                   647,444                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding              (217,738)               0               0                0
Beginning units                                      2,199,390                0               0                0
                                                     -----------------------------------------------------------
Ending units                                         1,981,652                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                            4,938                0               0                0
   Units redeemed                                      (93,339)               0               0                0
   Units transferred                                    76,702                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding               (11,699)               0               0                0
Beginning units                                         34,801                0               0                0
                                                     -----------------------------------------------------------
Ending units                                            23,102                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                                0           39,684         102,149          264,766
   Units redeemed                                            0          (12,406)         (3,842)          (6,866)
   Units transferred                                         0        1,004,972         352,888          821,540
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0        1,032,250         451,195        1,079,440
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0        1,032,250         451,195        1,079,440
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0                0               0                0
   Units redeemed                                            0                0               0                0
   Units transferred                                         0                0               0                0
                                                     -----------------------------------------------------------
Increase (decrease) in units outstanding                     0                0               0                0
Beginning units                                              0                0               0                0
                                                     -----------------------------------------------------------
Ending units                                                 0                0               0                0
                                                     ===========================================================


                                                     Growth          Growth       Mid Cap
                                                     Income         & Income       Value
                                                      Fund         Portfolio     Portfolio
                                                  (Class 2)(1)   (Class VC)(4)  (Class VC)(4)
                                                  -------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.40%:
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                         346,255        280,238        64,074
   Units redeemed                                     (12,266)       (41,057)      (29,203)
   Units transferred                                1,507,960      2,073,679     1,640,479
                                                  ----------------------------------------
Increase (decrease) in units outstanding            1,841,949      2,312,860     1,675,350
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                        1,841,949      2,312,860     1,675,350
                                                  ========================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                               0          2,593             0
   Units redeemed                                           0             (1)            0
   Units transferred                                        0            272             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0          2,864             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0          2,864             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                               0              0             0
   Units redeemed                                           0              0             0
   Units transferred                                        0              0             0
                                                  ----------------------------------------
Increase (decrease) in units outstanding                    0              0             0
Beginning units                                             0              0             0
                                                  ----------------------------------------
Ending units                                                0              0             0
                                                  ========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II,Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E),Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                       Cash           Asset            Global
                                                    Management     Allocation          Growth         Growth
                                                      Series          Fund              Fund           Fund
                                                    (Class A)     (Class 2)(1)      (Class 2)(1)   (Class 2)(1)
                                                    -----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                           0                 0            12,049         31,379
   Units redeemed                                       0                 0                (2)          (112)
   Units transferred                                    0                 0                83          2,619
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0            12,130         33,886
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0            12,130         33,886
                                                    ========================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                           0             7,040            12,023         42,457
   Units redeemed                                       0                (3)             (108)          (214)
   Units transferred                                    0            47,203             6,697         12,259
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0            54,240            18,612         54,502
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0            54,240            18,612         54,502
                                                    ========================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                           0                 0                 0              0
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0                 0              0
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0              0
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0                 0              0
                                                    ========================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                           0                 0             5,981         17,735
   Units redeemed                                       0                 0                 0              0
   Units transferred                                    0                 0               (35)            30
                                                    --------------------------------------------------------
Increase (decrease) in units outstanding                0                 0             5,946         17,765
Beginning units                                         0                 0                 0              0
                                                    --------------------------------------------------------
Ending units                                            0                 0             5,946         17,765
                                                    ========================================================

                                                  Growth          Growth         Mid Cap
                                                  Income         & Income         Value
                                                   Fund         Portfolio       Portfolio
                                               (Class 2)(1)   (Class VC) (4)  (Class VC) (4)
                                               ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.72%:
   Units sold                                    57,298            9,339               0
   Units redeemed                                  (138)              (1)              0
   Units transferred                              4,851            4,805               0
                                               -----------------------------------------
Increase (decrease) in units outstanding         62,011           14,143               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     62,011           14,143               0
                                               =========================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                    42,268           54,861          11,215
   Units redeemed                                  (220)             (55)           (189)
   Units transferred                             25,149           45,942          36,157
                                               -----------------------------------------
Increase (decrease) in units outstanding         67,197          100,748          47,183
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     67,197          100,748          47,183
                                               =========================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.80%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.95%:
   Units sold                                         0                0               0
   Units redeemed                                     0                0               0
   Units transferred                                  0                0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding              0                0               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                          0                0               0
                                               =========================================
Contracts With Total Expenses of 1.97%:
   Units sold                                    21,566            1,242               0
   Units redeemed                                     0               (1)              0
   Units transferred                                (62)               0               0
                                               -----------------------------------------
Increase (decrease) in units outstanding         21,504            1,241               0
Beginning units                                       0                0               0
                                               -----------------------------------------
Ending units                                     21,504            1,241               0
                                               =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                         AIG SUNAMERICA LIFE ASSURANCE

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

The changes in units outstanding for the year ended December 31, 2001 were as follows:

                                                                  Government
                                                    Capital          and                               Natural        Capital
                                                 Appreciation    Quality Bond        Growth           Resources    Appreciation
                                                   Portfolio      Portfolio        Portfolio          Portfolio      Portfolio
                                                   (Class 1)       (Class 1)        (Class 1)         (Class 1)    (Class 2) (1)
                                                 -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0                0                 0         1,619
        Units redeemed                                     0               0                0                 0           (26)
        Units transferred                                  0               0                0                 0         3,188
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0         4,781
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0         4,781
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                 1,074,291       1,280,593          702,059           164,152       191,932
        Units redeemed                            (3,191,520)     (3,285,407)      (1,650,288)         (341,728)         (545)
        Units transferred                            552,323       8,074,738          959,982           211,595        82,878
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding          (1,564,906)      6,069,924           11,753            34,019       274,265
Beginning units                                   38,967,020      25,204,403       18,345,407         3,852,972             0
                                                 ----------------------------------------------------------------------------
Ending units                                      37,402,114      31,274,327       18,357,160         3,886,991       274,265
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                    34,972          31,865                0                 0             0
        Units redeemed                                (1,528)         (1,591)               0                 0             0
        Units transferred                             75,222         193,365                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             108,666         223,639                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                         108,666         223,639                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0                0                 0         1,400
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0         1,400
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0         1,400
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0                0                 0             0
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0             0
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0             0
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0                0                 0        14,459
        Units redeemed                                     0               0                0                 0           (14)
        Units transferred                                  0               0                0                 0           903
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0        15,348
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0        15,348
                                                 ============================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0                0                 0           139
        Units redeemed                                     0               0                0                 0             0
        Units transferred                                  0               0                0                 0           247
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0                0                 0           386
Beginning units                                            0               0                0                 0             0
                                                 ----------------------------------------------------------------------------
Ending units                                               0               0                0                 0           386
                                                 ============================================================================

                                                     Government
                                                         and                            Natural     Aggressive     Alliance
                                                    Quality Bond          Growth       Resources      Growth        Growth
                                                      Portfolio         Portfolio      Portfolio     Portfolio     Portfolio
                                                    (Class 2) (1)     (Class 2) (1)  (Class 2) (1)   (Class 1)     (Class 1)
                                                    ------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                     609,578           168,407         22,901        609,225     1,509,334
        Units redeemed                                  (4,880)             (377)          (303)    (1,454,244)   (4,447,173)
        Units transferred                              182,087            41,903          9,510     (2,253,058)   (1,255,535)
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding               786,785           209,933         32,108     (3,098,077)   (4,193,374)
Beginning units                                              0                 0              0     20,603,998    56,213,570
                                                    ------------------------------------------------------------------------
Ending units                                           786,785           209,933         32,108     17,505,921    52,020,196
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                           0                 0              0         10,127        25,621
        Units redeemed                                       0                 0              0           (867)         (348)
        Units transferred                                    0                 0              0         33,824        39,423
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0         43,084        64,696
Beginning units                                              0                 0              0            750             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0         43,834        64,696
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         158             1,182              1              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                   158             1,182              1              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                               158             1,182              1              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                           0                 0              0              0             0
        Units redeemed                                       0                 0              0              0             0
        Units transferred                                    0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0              0              0             0
Beginning units                                              0                 0              0              0             0
                                                    ------------------------------------------------------------------------
Ending units                                                 0                 0              0              0             0
                                                    ========================================================================


                                                                                                              Davis
                                                     Asset         Blue Chip        Cash       Corporate     Venture
                                                  Allocation         Growth      Management      Bond         Value
                                                  Portfolio        Portfolio      Portfolio    Portfolio     Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                                  --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                   365,820         515,532      3,943,077      512,324     2,483,196
        Units redeemed                            (2,619,946)       (211,915)    (9,167,948)  (1,587,192)   (6,441,617)
        Units transferred                           (356,068)      1,902,935      9,299,431    4,382,264     3,274,529
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding          (2,610,194)      2,206,552      4,074,560    3,307,396      (683,892)
Beginning units                                   29,007,503       1,553,204     27,636,732   11,942,555    80,820,770
                                                  --------------------------------------------------------------------
Ending units                                      26,397,309       3,759,756     31,711,292   15,249,951    80,136,878
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                         0          16,818        154,214            0        26,644
        Units redeemed                                     0            (866)           (70)           0          (860)
        Units transferred                                  0          47,584       (123,315)           0        81,669
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0          63,536         30,829            0       107,453
Beginning units                                            0           1,439              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0          64,975         30,829            0       107,453
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0              0            0             0
        Units redeemed                                     0               0              0            0             0
        Units transferred                                  0               0              0            0             0
                                                  --------------------------------------------------------------------
Increase (decrease) in units outstanding                   0               0              0            0             0
Beginning units                                            0               0              0            0             0
                                                  --------------------------------------------------------------------
Ending units                                               0               0              0            0             0
                                                  ====================================================================

                                                   "Dogs" of       Emerging        Federated        Global
                                                  Wall Street       Markets          Value           Bond
                                                   Portfolio       Portfolio       Portfolio       Portfolio
                                                   (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                  ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.40%:
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (A):
        Units sold                                   211,997         349,711         379,364         222,061
        Units redeemed                              (711,611)       (704,335)     (1,111,991)       (761,493)
        Units transferred                          1,853,357         (65,184)      3,493,746         563,756
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding           1,353,743        (419,808)      2,761,119          24,324
Beginning units                                    8,441,382      10,444,210      10,694,798       7,722,216
                                                  ----------------------------------------------------------
Ending units                                       9,795,125      10,024,402      13,455,917       7,746,540
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (B):
        Units sold                                         0           2,351               0           2,044
        Units redeemed                                     0            (750)              0            (288)
        Units transferred                                  0           3,988               0          17,424
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0           5,589               0          19,180
Beginning units                                            0             750               0               0
                                                  ----------------------------------------------------------
Ending units                                               0           6,339               0          19,180
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (C):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (G):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.52% (H):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.55% (D):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================
Contracts With Total Expenses of 1.55% (E):
        Units sold                                         0               0               0               0
        Units redeemed                                     0               0               0               0
        Units transferred                                  0               0               0               0
                                                  ----------------------------------------------------------
Increase (decrease) in units outstanding                   0               0               0               0
Beginning units                                            0               0               0               0
                                                  ----------------------------------------------------------
Ending units                                               0               0               0               0
                                                  ==========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                          AIG SUNAMERICA LIFE ASSURANCE

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                                  Government
                                                    Capital          and                            Natural          Capital
                                                 Appreciation    Quality Bond        Growth        Resources       Appreciation
                                                   Portfolio       Portfolio        Portfolio      Portfolio         Portfolio
                                                  (Class 1)        (Class 1)        (Class 1)      (Class 1)       (Class 2) (1)
                                                 -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                        0               0                0              0             3,335
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                85
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             3,420
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             3,420
                                                 ============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                        0               0                0              0               491
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                12
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0               503
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0               503
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                  218,031         287,273          131,522         17,786            75,160
        Units redeemed                               (3,793)         (5,036)          (2,909)          (293)             (303)
        Units transferred                           205,278         197,183          121,099         47,852            26,622
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            419,516         479,420          249,712         65,345           101,479
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                        419,516         479,420          249,712         65,345           101,479
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                   15,769          30,144                0              0                 0
        Units redeemed                                 (150)           (963)               0              0                 0
        Units transferred                            25,843          69,867                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             41,462          99,048                0              0                 0
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                         41,462          99,048                0              0                 0
                                                 ============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                        0               0                0              0                 0
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0                 0
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0                 0
                                                 ============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                        0               0                0              0             2,261
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0             1,635
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             3,896
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             3,896
                                                 ============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                        0               0                0              0             1,795
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0             1,795
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0             1,795
                                                 ============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                        0               0                0              0               270
        Units redeemed                                    0               0                0              0                 0
        Units transferred                                 0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0               0                0              0               270
Beginning units                                           0               0                0              0                 0
                                                 ----------------------------------------------------------------------------
Ending units                                              0               0                0              0               270
                                                 ============================================================================

                                                     Government
                                                         and                               Natural      Aggressive      Alliance
                                                     Quality Bond         Growth          Resources       Growth         Growth
                                                      Portfolio          Portfolio        Portfolio     Portfolio       Portfolio
                                                    (Class 2) (1)      (Class 2) (1)    (Class 2) (1)   (Class 1)       (Class 1)
                                                    -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                       1,822               438                1              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                   31                 0                9              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1,853               438               10              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                             1,853               438               10              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                     194,349            56,725           15,423        101,652         271,113
        Units redeemed                                    (369)             (827)               0           (929)         (3,624)
        Units transferred                               34,475            10,698            4,477         65,000         156,620
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               228,455            66,596           19,900        165,723         424,109
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                           228,455            66,596           19,900        165,723         424,109
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                           0                 0                0          8,252          21,652
        Units redeemed                                       0                 0                0           (294)           (403)
        Units transferred                                    0                 0                0          9,845          15,116
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0         17,803          36,365
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0         17,803          36,365
                                                    ============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                           0                 0                0              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0                 0                0              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 0                 0                0              0               0
                                                    ============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                           1                 1                1              0               0
        Units redeemed                                       0                 0                0              0               0
        Units transferred                                    0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                     1                 1                1              0               0
Beginning units                                              0                 0                0              0               0
                                                    ----------------------------------------------------------------------------
Ending units                                                 1                 1                1              0               0
                                                    ============================================================================

                                                                                                                              Davis
                                                      Asset         Blue Chip          Cash           Corporate           Venture
                                                   Allocation        Growth          Management          Bond              Value
                                                    Portfolio       Portfolio        Portfolio        Portfolio          Portfolio
                                                   (Class 1)        (Class 1)        (Class 1)        (Class 1)          (Class 1)
                                                   -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                   32,236          115,087         1,215,861         147,158            481,591
        Units redeemed                                 (200)         (10,775)          (55,363)         (3,066)           (12,626)
        Units transferred                            61,476           74,078          (606,413)        105,769            464,906
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             93,512          178,390           554,085         249,861            933,871
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                         93,512          178,390           554,085         249,861            933,871
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                        0              731             1,380               0             27,602
        Units redeemed                                    0             (209)                0               0               (692)
        Units transferred                                 0           10,407            15,062               0             47,025
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0           10,929            16,442               0             73,935
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0           10,929            16,442               0             73,935
                                                   ==============================================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                        0                0                 0               0                  0
        Units redeemed                                    0                0                 0               0                  0
        Units transferred                                 0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0                0                 0               0                  0
Beginning units                                           0                0                 0               0                  0
                                                   ------------------------------------------------------------------------------
Ending units                                              0                0                 0               0                  0
                                                   ==============================================================================

                                                       "Dogs" of       Emerging       Federated        Global
                                                      Wall Street      Markets          Value           Bond
                                                       Portfolio      Portfolio       Portfolio       Portfolio
                                                       (Class 1)      (Class 1)       (Class 1)       (Class 1)
                                                      ---------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
        IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.72%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.77% (F):
        Units sold                                      72,587          48,522          68,685          92,716
        Units redeemed                                  (1,189)           (527)         (2,586)           (652)
        Units transferred                               61,346          36,741          82,637          46,944
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding               132,744          84,736         148,736         139,008
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                           132,744          84,736         148,736         139,008
                                                      ========================================================
Contracts With Total Expenses of 1.77% (B):
        Units sold                                           0           1,116               0               0
        Units redeemed                                       0               0               0             (69)
        Units transferred                                    0           1,290               0           8,252
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0           2,406               0           8,183
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0           2,406               0           8,183
                                                      ========================================================
Contracts With Total Expenses of 1.77% (G):
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.80%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.95%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================
Contracts With Total Expenses of 1.97%:
        Units sold                                           0               0               0               0
        Units redeemed                                       0               0               0               0
        Units transferred                                    0               0               0               0
                                                      --------------------------------------------------------
Increase (decrease) in units outstanding                     0               0               0               0
Beginning units                                              0               0               0               0
                                                      --------------------------------------------------------
Ending units                                                 0               0               0               0
                                                      ========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from July 9, 2001 (inception) to December 31, 2001.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                               Goldman
                                                  Global        Sachs        Growth-        Growth       High-Yield
                                                 Equities      Research      Income      Opportunities      Bond
                                                 Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
                                                 (Class 1)    (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                               --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                        557,258      502,510     1,161,629      555,428       474,148
   Units redeemed                                 (2,221,181)    (337,549)   (4,003,220)    (262,693)   (1,885,381)
   Units transferred                                (740,186)    (346,520)     (156,406)   1,715,160     1,322,735
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding          (2,404,109)    (181,559)   (2,997,997)   2,007,895       (88,498)
Beginning units                                   23,525,997    3,794,861    48,246,391    3,366,699    17,335,176
                                               -------------------------------------------------------------------
Ending units                                      21,121,888    3,613,302    45,248,394    5,374,594    17,246,678
                                               ===================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                          3,403            0        45,723            0             0
   Units redeemed                                       (306)           0          (808)           0             0
   Units transferred                                   6,784            0       108,390            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding               9,881            0       153,305            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                           9,881            0       153,305            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                              0            0             0            0             0
   Units redeemed                                          0            0             0            0             0
   Units transferred                                       0            0             0            0             0
                                               -------------------------------------------------------------------
Increase (decrease) in units outstanding                   0            0             0            0             0
Beginning units                                            0            0             0            0             0
                                               -------------------------------------------------------------------
Ending units                                               0            0             0            0             0
                                               ===================================================================


                                                          International                           MFS          MFS
                                                  Diversified    International    Marsico     Growth and     Mid-Cap
                                                   Equities     Growth & Income   Growth         Income      Growth
                                                   Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
                                                   (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                                 ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                          416,498         844,446      292,521       588,881    1,608,720
   Units redeemed                                   (1,694,960)     (1,508,873)     (13,011)   (1,486,582)  (1,397,475)
   Units transferred                                (1,393,502)        541,306      957,006     1,333,055    2,275,086
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding            (2,671,964)       (123,121)   1,236,516       435,354    2,486,331
Beginning units                                     23,707,337      22,024,791           46    14,983,275   17,764,548
                                                 ---------------------------------------------------------------------
Ending units                                        21,035,373      21,901,670    1,236,562    15,418,629   20,250,879
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0           1,445            0         2,358       13,578
   Units redeemed                                            0            (154)           0             0          (64)
   Units transferred                                         0           9,068            0         3,359       14,844
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0          10,359            0         5,717       28,358
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0          10,359            0         5,717       28,358
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0               0            0             0            0
   Units redeemed                                            0               0            0             0            0
   Units transferred                                         0               0            0             0            0
                                                 ---------------------------------------------------------------------
Increase (decrease) in units outstanding                     0               0            0             0            0
Beginning units                                              0               0            0             0            0
                                                 ---------------------------------------------------------------------
Ending units                                                 0               0            0             0            0
                                                 =====================================================================

                                                      MFS          Putnam        Real             SunAmerica           Telecome
                                                  Total Return     Growth       Estate      Balanced     Technology     Utility
                                                   Portfolio     Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                   (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                                 ------------------------------------------------------------------    ---------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                        1,227,573      678,556      240,755       705,201    1,140,208       148,372
   Units redeemed                                   (1,298,613)  (2,179,403)    (591,362)   (1,757,117)    (811,521)     (549,072)
   Units transferred                                 6,769,538     (996,029)     552,032       809,011    2,925,086      (259,284)
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding             6,698,498   (2,496,876)     201,425      (242,905)   3,253,773      (659,984)
Beginning units                                     12,415,600   25,149,348    6,924,578    22,482,469    7,188,483     6,673,364
                                                 --------------------------------------------------------------------------------
Ending units                                        19,114,098   22,652,472    7,126,003    22,239,564   10,442,256     6,013,380
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                           27,558       16,733            0        16,945            0             0
   Units redeemed                                         (962)        (824)           0          (625)           0             0
   Units transferred                                    56,644       36,281            0        75,881            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                83,240       52,190            0        92,201            0             0
Beginning units                                              0          360            0         1,157            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                            83,240       52,550            0        93,358            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0            0            0             0            0             0
   Units redeemed                                            0            0            0             0            0             0
   Units transferred                                         0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0            0            0             0            0             0
Beginning units                                              0            0            0             0            0             0
                                                 --------------------------------------------------------------------------------
Ending units                                                 0            0            0             0            0             0
                                                 ================================================================================

                                                   Worldwide     Aggressive      Alliance         Asset         Blue Chip
                                                  High Income      Growth         Growth       Allocation        Growth
                                                   Portfolio     Portfolio      Portfolio       Portfolio      Portfolio
                                                   (Class 1)    (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)
                                                 --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                                0              0            613             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0            122             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0            735             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0            735             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                           87,841         78,058        202,086         8,465          129,118
   Units redeemed                                     (610,815)          (129)        (1,031)          (18)             (88)
   Units transferred                                  (268,292)        20,860         97,598         3,633           52,713
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding              (791,266)        98,789        298,653        12,080          181,743
Beginning units                                      6,356,085              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                         5,564,819         98,789        298,653        12,080          181,743
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                                0              1          1,372             1                1
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              1          1,372             1                1
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              1          1,372             1                1
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                                0              0              0             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0              0             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0              0             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0              0             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                                0              0          8,883             0                0
   Units redeemed                                            0              0            (52)            0                0
   Units transferred                                         0              0            223             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0          9,054             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0          9,054             0                0
                                                 ==========================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                                0              0              1             0                0
   Units redeemed                                            0              0              0             0                0
   Units transferred                                         0              0             28             0                0
                                                 --------------------------------------------------------------------------
Increase (decrease) in units outstanding                     0              0             29             0                0
Beginning units                                              0              0              0             0                0
                                                 --------------------------------------------------------------------------
Ending units                                                 0              0             29             0                0
                                                 ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2001.

                                                              Goldman
                                                 Global        Sachs        Growth-       Growth      High-Yield
                                                Equities      Research      Income     Opportunities     Bond
                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.72%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.77% (F):
   Units sold                                     46,842        83,194       191,492        81,885        71,361
   Units redeemed                                 (1,320)         (582)       (5,789)       (2,282)         (616)
   Units transferred                              40,367       145,292       159,327        70,715       141,184
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding          85,889       227,904       345,030       150,318       211,929
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                      85,889       227,904       345,030       150,318       211,929
                                               =================================================================
Contracts With Total Expenses of 1.77% (B):
   Units sold                                          1             0         9,221             0             0
   Units redeemed                                    (50)            0        (1,541)            0             0
   Units transferred                               1,430             0        33,889             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding           1,381             0        41,569             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                       1,381             0        41,569             0             0
                                               =================================================================
Contracts With Total Expenses of 1.77% (G):
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.80%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.95%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================
Contracts With Total Expenses of 1.97%:
   Units sold                                          0             0             0             0             0
   Units redeemed                                      0             0             0             0             0
   Units transferred                                   0             0             0             0             0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0
Beginning units                                        0             0             0             0             0
                                               -----------------------------------------------------------------
Ending units                                           0             0             0             0             0
                                               =================================================================

                                                 International                                    MFS               MFS
                                                  Diversified    International    Marsico      Growth and         Mid-Cap
                                                    Equities    Growth & Income    Growth        Income           Growth
                                                   Portfolio       Portfolio      Portfolio     Portfolio        Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)     (Class 1)        (Class 1)
                                                 -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                    116,614         179,475         207,569         151,315         352,823
     Units redeemed                                 (1,830)         (1,369)         (4,915)         (8,563)         (5,036)
     Units transferred                              31,016         166,678          74,461         112,511         294,732
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding           145,800         344,784         277,115         255,263         642,519
Beginning units                                          0               0               0               0               0
                                                 --------------------------------------------------------------------------
Ending units                                       145,800         344,784         277,115         255,263         642,519
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                          0           3,368               0           9,521           8,304
     Units redeemed                                      0               0               0            (139)           (567)
     Units transferred                                   0           1,917               0           5,173          33,719
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           5,285               0          14,555          41,456
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0           5,285               0          14,555          41,456
                                                 =========================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                                 -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                                 -------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                                 =========================================================================


                                                   MFS          Putnam             Real         SunAmerica
                                              Total Return      Growth            Estate         Balanced      Technology
                                                Portfolio      Portfolio         Portfolio       Portfolio      Portfolio
                                                (Class 1)      (Class 1)         (Class 1)       (Class 1)      (Class 1)
                                              ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                    363,350          87,167          20,882         115,094         344,125
     Units redeemed                                (12,453)         (1,700)           (900)        (10,191)         (2,687)
     Units transferred                             322,846          48,488          26,946          64,544         206,485
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           673,743         133,955          46,928         169,447         547,923
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                       673,743         133,955          46,928         169,447         547,923
                                              ============================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                     11,755           2,448               0             356               0
     Units redeemed                                   (195)         (1,874)              0          (1,561)              0
     Units transferred                              30,626          11,882               0          17,585               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            42,186          12,456               0          16,380               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        42,186          12,456               0          16,380               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0               0               0               0               0
     Units redeemed                                      0               0               0               0               0
     Units transferred                                   0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================

                                               Telecom    Worldwide    Aggressive      Alliance          Asset        Blue Chip
                                               Utility   High Income     Growth         Growth        Allocation       Growth
                                              Portfolio   Portfolio     Portfolio      Portfolio      Portfolio       Portfolio
                                              (Class 1)   (Class 1)   (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0         0               0           3,502               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              39               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0           3,541               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0           3,541               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                       0         0               1             358           1,163            427
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              17              25              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               1             375           1,188            427
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               1             375           1,188            427
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                  34,134    10,470          41,185          76,543          11,931         51,311
     Units redeemed                                (168)     (159)           (660)           (725)              0            (23)
     Units transferred                           21,367    22,670           8,507          24,943           5,697         10,487
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding         55,333    32,981          49,032         100,761          17,628         61,775
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                     55,333    32,981          49,032         100,761          17,628         61,775
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0         0               0               0               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0               0               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0               0               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0         0               0               0               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0               0               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0               0               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0         0               0             322               0              0
     Units redeemed                                   0         0               0              (7)              0              0
     Units transferred                                0         0               0           1,094               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0           1,409               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0           1,409               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0         0               0               1               0              0
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0              20               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               0              21               0              0
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               0              21               0              0
                                              ==================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                       0         0               1               1             526              2
     Units redeemed                                   0         0               0               0               0              0
     Units transferred                                0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0         0               1               1             526              2
Beginning units                                       0         0               0               0               0              0
                                              ----------------------------------------------------------------------------------
Ending units                                          0         0               1               1             526              2
                                              ==================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in Polaris America product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                   Cash         Corporate        Davis         "Dogs" of       Emerging
                                                Management        Bond       Venture Value    Wall Street       Markets
                                                 Portfolio       Portfolio     Portfolio       Portfolio       Portfolio
                                               (Class 2) (1)  (Class 2) (1)  (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.40%:
   Units sold                                            0               0             195               0               0
   Units redeemed                                        0               0             (13)              0               0
   Units transferred                                     0               0           2,347               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           2,529               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0           2,529               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (A):
   Units sold                                      685,382         184,138         365,789          94,230          28,924
   Units redeemed                                   (1,325)         (2,517)         (1,455)           (448)            (52)
   Units transferred                              (123,969)        102,398         162,153          20,188           7,944
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           560,088         284,019         526,487         113,970          36,816
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                       560,088         284,019         526,487         113,970          36,816
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (B):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (C):
   Units sold                                        7,142           8,147           3,140             528               1
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             7,142           8,147           3,140             528               1
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                         7,142           8,147           3,140             528               1
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (G):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.52% (H):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.55% (D):
   Units sold                                            0               0             340               0               0
   Units redeemed                                        0               0             (33)              0               0
   Units transferred                                     0               0             713               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           1,020               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0           1,020               0               0
                                               ===========================================================================
Contracts With Total Expenses of 1.55% (E):
   Units sold                                            0               0               0               0               0
   Units redeemed                                        0               0               0               0               0
   Units transferred                                     0               0               0               0               0
                                               ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                               ---------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                               ===========================================================================

                                               Federated         Foreign         Global          Global
                                                Value             Value           Bond          Equities
                                               Protfolio         Portfolio      Portfolio       Portfolio
                                              (Class 2) (1)     (Class 2)     (Class 2) (1)    (Class 2) (1)
                                              -----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0              0               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0           1,340
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0           1,341
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0           1,341
                                              ===========================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           96,239               0         45,679          61,078
               Units redeemed                       (1,080)              0            (65)           (149)
               Units transferred                    57,124               0         15,463          15,253
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           152,283               0         61,077          76,182
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                       152,283               0         61,077          76,182
                                              ===========================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            4,275               0          2,885               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding             4,275               0          2,885               1
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                         4,275               0          2,885               1
                                              ===========================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0              0               0
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0               0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0               0
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0               0
                                              ===========================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0              0             146
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0              57
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0             203
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0             203
                                              ===========================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0              0               1
               Units redeemed                            0               0              0               0
               Units transferred                         0               0              0              14
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0              15
Beginning units                                          0               0              0               0
                                              -----------------------------------------------------------
Ending units                                             0               0              0              15
                                              ===========================================================

                                                                                                             International
                                              Goldman Sachs       Growth-         Growth        High-Yield     Diversified
                                                Research          Income     Opportunities        Bond          Equities
                                                Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           96,650         170,980          66,457          75,162          50,738
               Units redeemed                         (167)         (1,116)           (263)           (302)            (40)
               Units transferred                    41,133          73,949          21,365          50,776          15,389
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           137,616         243,813          87,559         125,636          66,087
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                       137,616         243,813          87,559         125,636          66,087
                                              ============================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                           11,942               1               2               1             703
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            11,942               1               2               1             703
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        11,942               1               2               1             703
                                              ============================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================

                                              International
                                                 Growth          Marsico       MFS Growth     MFS Mid-Cap
                                               and Income        Growth        and Income       Growth
                                                Portfolio       Portfolio       Portfolio      Portfolio
                                              (Class 2) (1)   (Class 2) (1)   (Class 2) (1)   (Class 2) (1)
                                              ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0           1,236
               Units redeemed                            0               0               0             (68)
               Units transferred                         0               0               0           6,396
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0           7,564
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0           7,564
                                              ============================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                          131,795         150,307          97,115         268,952
               Units redeemed                         (212)           (929)           (191)           (547)
               Units transferred                    28,909          72,499          28,290         133,776
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding           160,492         221,877         125,214         402,181
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                       160,492         221,877         125,214         402,181
                                              ============================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            8,558               0               1           3,308
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding             8,558               0               1           3,308
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                         8,558               0               1           3,308
                                              ============================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0               0
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0               0
                                              ============================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0             303
               Units redeemed                            0               0               0             (71)
               Units transferred                         0               0               0           1,812
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0           2,044
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0           2,044
                                              ============================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0               0               1
               Units redeemed                            0               0               0               0
               Units transferred                         0               0               0              67
                                              ------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0              68
Beginning units                                          0               0               0               0
                                              ------------------------------------------------------------
Ending units                                             0               0               0              68
                                              ============================================================

                                               MFS Total         Putnam         Real
                                                 Return          Growth         Estate
                                               Portfolio       Portfolio     Portfolio
                                              (Class 2) (1)   (Class 2) (1)  (Class 2) (1)
                                              -------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                          367,143          76,317       31,072
               Units redeemed                       (3,536)           (226)         (39)
               Units transferred                   144,881          26,312       36,643
                                              -----------------------------------------
Increase (decrease) in units outstanding           508,488         102,403       67,676
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                       508,488         102,403       67,676
                                              =========================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            1,168               1          513
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding             1,168               1          513
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                         1,168               1          513
                                              =========================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0            0
               Units redeemed                            0               0            0
               Units transferred                         0               0            0
                                              -----------------------------------------
Increase (decrease) in units outstanding                 0               0            0
Beginning units                                          0               0            0
                                              -----------------------------------------
Ending units                                             0               0            0
                                              =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in Polaris America product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                                 Cash           Corporate         Davis        "Dogs" of       Emerging
                                              Management          Bond        Venture Value   Wall Street       Markets
                                              Portfolio         Portfolio       Portfolio      Portfolio       Portfolio
                                             (Class 2)(1)     (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                           26,856             789             867             144               2
               Units redeemed                            0               0               0               0               0
               Units transferred                     1,950               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            28,806             789             867             144               2
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                        28,806             789             867             144               2
                                             =============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                          335,923         117,924         138,117          55,022          11,274
               Units redeemed                       (4,053)           (412)           (439)            (23)              0
               Units transferred                   (60,037)         39,882          54,215          15,260           3,927
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding           271,833         157,394         191,893          70,259          15,201
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                       271,833         157,394         191,893          70,259          15,201
                                             =============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0           1,592               0               0
               Units redeemed                            0               0              (1)              0               0
               Units transferred                         0               0           1,009               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0           2,600               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0           2,600               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                            3,386               1             351               1               2
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             3,386               1             351               1               2
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                         3,386               1             351               1               2
                                             =============================================================================

                                               Federated      Foreign        Global        Global       Goldman Sachs    Growth-
                                                 Value         Value          Bond        Equities        Research        Income
                                               Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                              (Class 2)(1)  (Class 2)(1)  (Class 2)(1)   (Class 2)(1)   (Class 2)(1)   (Class 2)(1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              1              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              1              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              46              0            89             79              1             52
               Units redeemed                           0              0             0              0              0              0
               Units transferred                       23              0             0             24              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               69              0            89            103              1             52
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                           69              0            89            103              1             52
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                          64,111              0        34,187         23,357         16,366         59,325
               Units redeemed                        (261)             0           (90)          (136)             0           (612)
               Units transferred                   20,194              0         5,124         10,405         14,714         24,573
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           84,044              0        39,221         33,626         31,080         83,286
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                       84,044              0        39,221         33,626         31,080         83,286
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0              0             0              0              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              0              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              0              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0              0             0              0              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              0              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              0              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0             18              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0             19              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0             19              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                               0              0             0              1              0              0
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0             0              1              0              0
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                            0              0             0              1              0              0
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                             599              0             1              1              1            699
               Units redeemed                           0              0             0              0              0              0
               Units transferred                        0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              599              0             1              1              1            699
Beginning units                                         0              0             0              0              0              0
                                             --------------------------------------------------------------------------------------
Ending units                                          599              0             1              1              1            699
                                             ======================================================================================

                                                                             International   International
                                                Growth         High-Yield     Diversified       Growth          Marsico
                                             Opportunities       Bond          Equities       and Income        Growth
                                                Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                                              (Class 2)(1)    (Class 2)(1)    (Class 2)(1)   (Class 2)(1)     (Class 2)(1)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              239               1               1               1               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0              40               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               239               1               1              41               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                           239               1               1              41               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           27,933          87,537          35,323          61,618          98,240
               Units redeemed                         (483)           (157)           (107)           (156)           (394)
               Units transferred                     8,436          22,403          14,584          11,323          26,931
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,886         109,783          49,800          72,785         124,777
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                        35,886         109,783          49,800          72,785         124,777
                                             =============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                             =============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                2               1               1               1               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 2               1               1               1               0
Beginning units                                          0               0               0               0               0
                                             -----------------------------------------------------------------------------
Ending units                                             2               1               1               1               0
                                             =============================================================================

                                               MFS Growth      MFS Mid-Cap      MFS Total       Putnam           Real
                                               and Income        Growth          Return         Growth          Estate
                                                Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                              (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0           1,520               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           1,520               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0           1,520               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                              822             909             628               1               1
               Units redeemed                            0               0               0               0               0
               Units transferred                         0              25              33               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               822             934             661               1               1
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                           822             934             661               1               1
                                              ============================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           37,903         124,163         120,984          28,425          26,030
               Units redeemed                         (341)         (1,194)           (238)           (146)           (263)
               Units transferred                    17,541          45,494          53,074           8,312          11,031
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding            55,103         168,463         173,820          36,591          36,798
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                        55,103         168,463         173,820          36,591          36,798
                                              ============================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0               0               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0           2,116               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0           2,730               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0           4,846               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0           4,846               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               1               0               0               0
               Units redeemed                            0               0               0               0               0
               Units transferred                         0              51               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              52               0               0               0
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             0              52               0               0               0
                                              ============================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                1             686               1             502               1
               Units redeemed                            0               0               0               0               0
               Units transferred                         0               0               0               0               0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1             686               1             502               1
Beginning units                                          0               0               0               0               0
                                              ----------------------------------------------------------------------------
Ending units                                             1             686               1             502               1
                                              ============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                                Small & Mid    SunAmerica                      Telecom         Worldwide
                                                 Cap Value      Balanced       Technology       Utility      High Income
                                                 Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 2)   (Class 2)(1)    (Class 2)(1)    (Class 2)(1)    (Class 2)(1)
                                                -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0              0           8,149               0               0
               Units redeemed                            0              0            (152)              0               0
               Units transferred                         0              0          11,078               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0          19,075               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0          19,075               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                                0        115,975         223,088          46,650          10,482
               Units redeemed                            0           (531)           (239)           (394)            (45)
               Units transferred                         0         32,023          46,189           3,734           4,350
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0        147,467         269,038          49,990          14,787
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0        147,467         269,038          49,990          14,787
                                                =========================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0              1          11,120               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              1          11,120               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              1          11,120               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0              0               0               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0               0               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0               0               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0               0               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0              0           4,889               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0              22               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           4,911               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0           4,911               0               0
                                                =========================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0              0               3               0               0
               Units redeemed                            0              0               0               0               0
               Units transferred                         0              0             214               0               0
                                                -------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0             217               0               0
Beginning units                                          0              0               0               0               0
                                                -------------------------------------------------------------------------
Ending units                                             0              0             217               0               0
                                                =========================================================================

                                                                Emerging        Growth and                     Conservative
                                                 Comstock        Growth          Income           Balanced       Balanced
                                                Portfolio       Portfolio       Portfolio        Portfolio      Portfolio
                                              (Class II)(2)   (Class II)(2)   (Class II)(2)     (Class A)(1)   (Class A)(1)
                                              -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                                0               0               0         175,413            46,767
               Units redeemed                            0               0               0         (11,233)             (420)
               Units transferred                         0               0               0         229,698            53,051
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0         393,878            99,398
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0         393,878            99,398
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           47,526          15,450          11,854         103,274                 0
               Units redeemed                          (46)              0               0            (237)                0
               Units transferred                    16,690           3,958             657          22,614                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding            64,170          40,468          12,511         125,651                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                        64,170          19,408          12,511         125,651                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                            1,687             836               1               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             1,687             836               1               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                         1,687             836               1               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                           50,898          21,792          16,489               0                 0
               Units redeemed                       (2,726)           (732)           (292)              0                 0
               Units transferred                   616,164         104,496         226,535               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding           664,336         125,556         242,732               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                       664,336         125,556         242,732               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                         0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0               0                 0
                                              ==============================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                                0               0               0         102,406             8,685
               Units redeemed                            0               0               0          (1,840)             (100)
               Units transferred                         0               0               0          74,610            12,020
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0               0         175,176            20,605
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                             0               0               0         175,176            20,605
                                              ==============================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                              585               0               0               0                 0
               Units redeemed                            0               0               0               0                 0
               Units transferred                       332               0               0               0                 0
                                              ------------------------------------------------------------------------------
Increase (decrease) in units outstanding               917               0               0               0                 0
Beginning units                                          0               0               0               0                 0
                                              ------------------------------------------------------------------------------
Ending units                                           917               0               0               0                 0
                                              ==============================================================================

                                              Conservative
                                                 Growth      Equity Income   Flexible Income   Growth & Income       Growth
                                               Portfolio         Fund           Portfolio           Fund              Fund
                                              (Class A)(1)    (Class A)(1)    (Class A)(1)      (Class A)(1)      (Class A)(1)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.40%:
               Units sold                           96,987          79,084            77,199              70,295          11,360
               Units redeemed                         (435)            (42)             (923)                 (6)           (120)
               Units transferred                   121,351          30,208           110,541              12,986          16,061
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           217,903         109,250           186,817              83,275          27,301
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       217,903         109,250           186,817              83,275          27,301
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                           91,462               0                 0                   0               0
               Units redeemed                         (566)              0                 0                   0               0
               Units transferred                    16,998               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           107,894               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       107,894               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                           83,161          14,266             8,804              16,130           5,428
               Units redeemed                       (1,934)            (95)             (235)               (348)            (97)
               Units transferred                    64,021          14,360            46,529              10,234           3,344
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding           145,248          28,531            55,098              26,016           8,675
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                       145,248          28,531            55,098              26,016           8,675
                                              ==================================================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0               0                 0                   0               0
               Units redeemed                            0               0                 0                   0               0
               Units transferred                         0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                 0                   0               0
Beginning units                                          0               0                 0                   0               0
                                              ----------------------------------------------------------------------------------
Ending units                                             0               0                 0                   0               0
                                              ==================================================================================

                                              West Coast                   International
                                                Equity         Income          Growth       Mid Cap Stock
                                                 Fund           Fund            Fund            Fund
                                             (Class A)(1)   (Class A)(1)    (Class A)(1)     (Class A)(1)
                                             ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.40%:
               Units sold                         19,423         40,361              647           22,207
               Units redeemed                          0            (55)               0                0
               Units transferred                   9,781         31,784              262            5,002
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding          29,204         72,090              909           27,209
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                      29,204         72,090              909           27,209
                                             ============================================================
Contracts With Total Expenses of 1.52% (A):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (B):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (C):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (G):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.52% (H):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================
Contracts With Total Expenses of 1.55% (D):
               Units sold                         19,381          2,514            3,970            7,400
               Units redeemed                        (19)           (42)            (128)             (27)
               Units transferred                   5,316         11,356              548            2,159
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding          24,678         13,828            4,390            9,532
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                      24,678         13,828            4,390            9,532
                                             ============================================================
Contracts With Total Expenses of 1.55% (E):
               Units sold                              0              0                0                0
               Units redeemed                          0              0                0                0
               Units transferred                       0              0                0                0
                                             ------------------------------------------------------------
Increase (decrease) in units outstanding               0              0                0                0
Beginning units                                        0              0                0                0
                                             ------------------------------------------------------------
Ending units                                           0              0                0                0
                                             ============================================================

                                                                Short Term
                                              Money Market        Income
                                                  Fund             Fund
                                              (Class A)(1)     (Class A)(1)
                                             ------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.40%:
               Units sold                            9,074            1,280
               Units redeemed                         (242)             (22)
               Units transferred                    37,675            3,347
                                             ------------------------------
Increase (decrease) in units outstanding            46,507            4,605
Beginning units                                          0                0
                                             ------------------------------
Ending units                                        46,507            4,605
                                             ==============================
Contracts With Total Expenses of 1.52% (A):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (B):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (C):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (G):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.52% (H):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================
Contracts With Total Expenses of 1.55% (D):
               Units sold                           12,026                2
               Units redeemed                            0                0
               Units transferred                     9,321            4,055
                                             ------------------------------
Increase (decrease) in units outstanding            21,347            4,057
Beginning units                                          0                0
                                             ------------------------------
Ending units                                        21,347            4,057
                                             ==============================
Contracts With Total Expenses of 1.55% (E):
               Units sold                                0                0
               Units redeemed                            0                0
               Units transferred                         0                0
                                             ------------------------------
Increase (decrease) in units outstanding                 0                0
Beginning units                                          0                0
                                             ------------------------------
Ending units                                             0                0
                                             ==============================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(2)  For the period from October 15, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.CHANGES IN UNITS OUTSTANDING (Continued)

For the year ended December 31, 2001.

                                              Small & Mid    SunAmerica                     Telecom       Worldwide
                                               Cap Value      Balanced      Technology      Utility      High Income
                                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                              (Class 2)(1)  (Class 2)(1)   (Class 2)(1)  (Class 2)(1)   (Class 2)(1)
                                              ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0             0          3,708             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0             85             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0          3,793             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0          3,793             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                               0           287            405             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0           287            405             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0           287            405             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                               0        33,444         83,649        17,741         31,028
               Units redeemed                           0          (519)             0           (65)           (60)
               Units transferred                        0        22,134         29,155         7,226          2,060
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0        55,059        112,804        24,902         33,028
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0        55,059        112,804        24,902         33,028
                                              =====================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0             0              0             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              0             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0             0              0             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              0             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              0             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                               0             0              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0          1,498             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0          1,501             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0          1,501             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                               0             0              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0              3             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             0              3             0              0
                                              =====================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                               0             1              3             0              0
               Units redeemed                           0             0              0             0              0
               Units transferred                        0             0              0             0              0
                                              ---------------------------------------------------------------------
Increase (decrease) in units outstanding                0             1              3             0              0
Beginning units                                         0             0              0             0              0
                                              ---------------------------------------------------------------------
Ending units                                            0             1              3             0              0
                                              =====================================================================

                                                                Emerging      Growth and                    Conservative
                                                Comstock         Growth         Income         Balanced        Balanced
                                                Portfolio       Portfolio      Portfolio      Portfolio       Portfolio
                                              (Class II)(2)   (Class II)(2)  (Class II)(2)   (Class A)(1)   (Class A)(1)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                              663               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding               663               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                           663               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                            1,782             132            271              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                        37               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             1,819             132            271              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                         1,819             132            271              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           35,451           5,302          8,042         19,972               0
               Units redeemed                         (158)              0              0             (3)              0
               Units transferred                       312              77            134          7,830               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            35,605           5,379          8,176         27,799               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                        35,605           5,379          8,176         27,799               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             0               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                            4,768             637          1,648              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                     6,198             428          5,085              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            10,966           1,065          6,733              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                        10,966           1,065          6,733              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                                0               0              0        153,107           9,791
               Units redeemed                            0               0              0         (1,611)              0
               Units transferred                         0               0              0        273,567          13,888
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0              0        425,063          23,679
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             0               0              0        425,063          23,679
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                            6,617               0              0              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                       120               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             6,737               0              0              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                         6,737               0              0              0               0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                1               1              1              0               0
               Units redeemed                            0               0              0              0               0
               Units transferred                         0               0              0              0               0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                 1               1              1              0               0
Beginning units                                          0               0              0              0               0
                                              --------------------------------------------------------------------------
Ending units                                             1               1              1              0               0
                                              ==========================================================================


                                              Conservative
                                                 Growth       Equity Income   Flexible Income   Growth & Income      Growth
                                                Portfolio         Fund           Portfolio           Fund             Fund
                                              (Class A)(1)    (Class A)(1)     (Class A)(1)      (Class A)(1)     (Class A)(1)
                                              ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.72%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (F):
               Units sold                           19,124               0                  0                 0               0
               Units redeemed                           (9)              0                  0                 0               0
               Units transferred                    23,645               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding            42,760               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                        42,760               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (B):
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.77% (G):
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.80%:
               Units sold                           90,363          21,453             19,166            26,138           4,184
               Units redeemed                       (2,072)           (360)               (44)             (977)            (26)
               Units transferred                    92,142          37,220            102,755            31,921           1,507
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding           180,433          58,313            121,877            57,082           5,665
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                       180,433          58,313            121,877            57,082           5,665
                                              =================================================================================
Contracts With Total Expenses of 1.95%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================
Contracts With Total Expenses of 1.97%:
               Units sold                                0               0                  0                 0               0
               Units redeemed                            0               0                  0                 0               0
               Units transferred                         0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0               0                  0                 0               0
Beginning units                                          0               0                  0                 0               0
                                              ---------------------------------------------------------------------------------
Ending units                                             0               0                  0                 0               0
                                              =================================================================================

                                               West Coast                  International
                                                 Equity         Income        Growth        Mid Cap Stock   Money Market
                                                 Fund            Fund          Fund             Fund            Fund
                                              (Class A)(1)   (Class A)(1)   (Class A)(1)     (Class A)(1)   (Class A)(1)
                                              --------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
                IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
                Units sold                         10,720         16,594                3          12,936          2,037
                Units redeemed                       (450)          (358)               0            (122)           (56)
                Units transferred                  26,092         30,120              172           9,597          8,638
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding           36,362         46,356              175          22,411         10,619
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                       36,362         46,356              175          22,411         10,619
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
                Units sold                              0              0                0               0              0
                Units redeemed                          0              0                0               0              0
                Units transferred                       0              0                0               0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0                0               0              0
Beginning units                                         0              0                0               0              0
                                              --------------------------------------------------------------------------
Ending units                                            0              0                0               0              0
                                              ==========================================================================

                                               Short Term
                                                 Income
                                                Portfolio
                                              (Class A)(1)
                                              -----------
ANALYSIS OF INCREASE (DECREASE)
               IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.72%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (F):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (B):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.77% (G):
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.80%:
               Units sold                           2,016
               Units redeemed                         (75)
               Units transferred                    9,999
                                              -----------
Increase (decrease) in units outstanding           11,940
Beginning units                                         0
                                              -----------
Ending units                                       11,940
                                              ===========
Contracts With Total Expenses of 1.95%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========
Contracts With Total Expenses of 1.97%:
               Units sold                               0
               Units redeemed                           0
               Units transferred                        0
                                              -----------
Increase (decrease) in units outstanding                0
Beginning units                                         0
                                              -----------
Ending units                                            0
                                              ===========

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from July 9, 2001 (inception) to December 31, 2001.

(2)  For the period from October 15, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                                Strategic                                    Conservative
                                             Small Cap Stock     Growth      U.S. Government    Balanced       Balanced
                                                   Fund         Portfolio    Securities Fund    Portfolio      Portfolio
                                              (Class A) (1)   (Class A) (1)   (Class A) (1)   (Class B) (3)  (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                  5,461          15,546          24,001               0              0
       Units redeemed                                  0               0          (2,470)              0              0
       Units transferred                           9,255          27,463         102,203               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding          14,716          43,009         123,734               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                      14,716          43,009         123,734               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                      0          16,513               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0           2,355               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0          18,868               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0          18,868               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                      0               0               0               0              0
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    716          11,086          66,052               0              0
       Units redeemed                                  0             (17)         (1,075)              0              0
       Units transferred                              39           1,309          17,178               0              0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             755          12,378          82,155               0              0
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                         755          12,378          82,155               0              0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                      0               0               0          66,009         41,197
       Units redeemed                                  0               0               0               0              0
       Units transferred                               0               0               0          27,850         (5,092)
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0               0          93,859         36,105
Beginning units                                        0               0               0               0              0
                                             --------------------------------------------------------------------------
Ending units                                           0               0               0          93,859         36,105
                                             ==========================================================================

                                              Conservative
                                                 Growth     Equity Income  Flexible Income  Growth & Income     Growth
                                               Portfolio        Fund          Portfolio          Fund            Fund
                                             (Class B) (3)  (Class B) (3)   (Class B) (3)    (Class B) (3)   (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0               0              0                0               0
       Units redeemed                                0               0              0                0               0
       Units transferred                             0               0              0                0               0
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0                0               0
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                         0               0              0                0               0
                                             =========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                               48,921          38,199         15,050              303             111
       Units redeemed                              (57)              0            (37)               0               0
       Units transferred                         8,515           2,095          8,079            4,248           3,283
                                             -------------------------------------------------------------------------
Increase (decrease) in units outstanding        57,379          40,294         23,092            4,551           3,394
Beginning units                                      0               0              0                0               0
                                             -------------------------------------------------------------------------
Ending units                                    57,379          40,294         23,092            4,551           3,394
                                             =========================================================================

                                              West Coast                   International
                                                Equity         Income         Growth      Mid Cap Stock  Money Market
                                                 Fund           Fund           Fund           Fund           Fund
                                             (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)
                                             -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0              0            0                0              0
       Units redeemed                                0              0            0                0              0
       Units transferred                             0              0            0                0              0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0                0              0
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0                0              0
                                             =====================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                2,910          8,509            2            4,508          4,301
       Units redeemed                                0              0            0                0              0
       Units transferred                         1,111          7,865            0               74         17,058
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding         4,021         16,374            2            4,582         21,359
Beginning units                                      0              0            0                0              0
                                             ---------------------------------------------------------------------
Ending units                                     4,021         16,374            2            4,582         21,359
                                             =====================================================================

                                              Short Term                       Strategic
                                                Income      Small Cap Stock     Growth
                                                 Fund            Fund          Portfolio
                                             (Class B) (3)   (Class B) (3)   (Class B) (3)
                                             ----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0            0                  0
       Units redeemed                                0            0                  0
       Units transferred                             0            0                  0
                                             -----------------------------------------
Increase (decrease) in units outstanding             0            0                  0
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                         0            0                  0
                                             =========================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                1,589          668              8,901
       Units redeemed                                0            0                  0
       Units transferred                           832        2,619                347
                                             -----------------------------------------
Increase (decrease) in units outstanding         2,421        3,287              9,248
Beginning units                                      0            0                  0
                                             -----------------------------------------
Ending units                                     2,421        3,287              9,248
                                             =========================================

                                                                Nations         Nations
                                                                 Asset          Capital
                                             U.S. Government   Allocation       Growth
                                             Securities Fund   Portfolio       Portfolio
                                              (Class B) (3)   (Class B) (4)  (Class B) (7)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.40%:
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                     0              4           3,876
       Units redeemed                                 0            (12)            (73)
       Units transferred                              0          4,273          10,187
                                             -----------------------------------------
Increase (decrease) in units outstanding              0          4,265          13,990
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0          4,265          13,990
                                             =========================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                     0              0               0
       Units redeemed                                 0              0               0
       Units transferred                              0              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                          0              0               0
                                             =========================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                75,979              0               0
       Units redeemed                              (299)             0               0
       Units transferred                         14,641              0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding         90,321              0               0
Beginning units                                       0              0               0
                                             -----------------------------------------
Ending units                                     90,321              0               0
                                             =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(1)      For the period from July 9, 2001 (inception) to December 31, 2001.

(3)      For the period from November 5, 2001 (inception) to December 31, 2001.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(7)      For the period from March 16, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2001.

                                                                Strategic                                    Conservative
                                             Small Cap Stock     Growth      U.S. Government    Balanced       Balanced
                                                Portfolio       Portfolio    Securities Fund    Portfolio      Portfolio
                                              (Class A) (1)   (Class A) (1)   (Class A) (1)   (Class B) (3)  (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                     0               0               0          39,833            2
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0          42,069            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0          81,902            2
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0          81,902            2
                                             =======================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                     0          30,027               0               0            0
       Units redeemed                                 0            (222)              0               0            0
       Units transferred                              0           6,701               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0          36,506               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0          36,506               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                 3,638             679          34,548               0            0
       Units redeemed                                 0               0            (172)              0            0
       Units transferred                           (167)         26,963          40,188               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding          3,471          27,642          74,564               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                      3,471          27,642          74,564               0            0
                                             =======================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                     0               0               0          13,338          753
       Units redeemed                                 0               0               0             (77)           0
       Units transferred                              0               0               0           3,399           65
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0          16,660          818
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0          16,660          818
                                             =======================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                     0               0               0               0            0
       Units redeemed                                 0               0               0               0            0
       Units transferred                              0               0               0               0            0
                                             -----------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0               0               0            0
Beginning units                                       0               0               0               0            0
                                             -----------------------------------------------------------------------
Ending units                                          0               0               0               0            0
                                             =======================================================================

                                             Conservative
                                                Growth      Equity Income  Flexible Income  Growth & Income     Growth
                                               Portfolio        Fund          Portfolio          Fund            Fund
                                             (Class B) (3)  (Class B) (3)   (Class B) (3)    (Class B) (3)   (Class B) (3)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                               58,149       2,850              3,638                 2           924
       Units redeemed                                0           0                  0                 0             0
       Units transferred                         8,194         834                582                 0            41
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding        66,343       3,684              4,220                 2           965
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                    66,343       3,684              4,220                 2           965
                                             ========================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                7,504      12,963                  2            13,708             1
       Units redeemed                                0           0                  0                 0             0
       Units transferred                        10,536         229                534               283            40
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding        18,040      13,192                536            13,991            41
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                    18,040      13,192                536            13,991            41
                                             ========================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0           0                  0                 0             0
       Units redeemed                                0           0                  0                 0             0
       Units transferred                             0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0                  0                 0             0
Beginning units                                      0           0                  0                 0             0
                                             ------------------------------------------------------------------------
Ending units                                         0           0                  0                 0             0
                                             ========================================================================

                                              West Coast                   International
                                                Equity         Income         Growth      Mid Cap Stock  Money Market
                                                 Fund           Fund           Fund           Fund           Fund
                                             (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)  (Class B) (3)
                                             -------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                1,514         17,288            2               2               2
       Units redeemed                                0              0            0               0               0
       Units transferred                           199            990            0               0           6,133
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding         1,713         18,278            2               2           6,135
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                     1,713         18,278            2               2           6,135
                                             =====================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                  595         27,985            2             808               2
       Units redeemed                                0              0            0               0               0
       Units transferred                           295            337            0             132           5,172
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding           890         28,322            2             940           5,174
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                       890         28,322            2             940           5,174
                                             =====================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0              0            0               0               0
       Units redeemed                                0              0            0               0               0
       Units transferred                             0              0            0               0               0
                                             ---------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0               0               0
Beginning units                                      0              0            0               0               0
                                             ---------------------------------------------------------------------
Ending units                                         0              0            0               0               0
                                             =====================================================================

                                              Short Term                      Strategic
                                                Income      Small Cap Stock     Growth
                                               Portfolio       Portfolio      Portfolio
                                             (Class B) (3)   (Class B) (3)   (Class B) (3)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                   2              977          14,555
       Units redeemed                               0                0               0
       Units transferred                          848              227          11,465
                                             -----------------------------------------
Increase (decrease) in units outstanding          850            1,204          26,020
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                      850            1,204          26,020
                                             =========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                   2                2           1,123
       Units redeemed                               0                0               0
       Units transferred                          112                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding          114                2           1,123
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                      114                2           1,123
                                             =========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                   0                0               0
       Units redeemed                               0                0               0
       Units transferred                            0                0               0
                                             -----------------------------------------
Increase (decrease) in units outstanding            0                0               0
Beginning units                                     0                0               0
                                             -----------------------------------------
Ending units                                        0                0               0
                                             =========================================

                                                                Nations         Nations
                                                                 Asset          Capital
                                             U.S. Government   Allocation       Growth
                                             Securities Fund   Portfolio       Portfolio
                                              (Class B) (3)   (Class B) (4)  (Class B) (7)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                17,105               0              0
       Units redeemed                                 0               0              0
       Units transferred                         18,731               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding         35,836               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                     35,836               0              0
                                             =========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                     0             755            326
       Units redeemed                                 0               0           (633)
       Units transferred                              0           1,715         26,328
                                             -----------------------------------------
Increase (decrease) in units outstanding              0           2,470         26,021
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0           2,470         26,021
                                             =========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                 2,977               0              0
       Units redeemed                                 0               0              0
       Units transferred                            394               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding          3,371               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                      3,371               0              0
                                             =========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                     0               0              0
       Units redeemed                                 0               0              0
       Units transferred                              0               0              0
                                             -----------------------------------------
Increase (decrease) in units outstanding              0               0              0
Beginning units                                       0               0              0
                                             -----------------------------------------
Ending units                                          0               0              0
                                             =========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(1)      For the period from July 9, 2001 (inception) to December 31, 2001.

(3)      For the period from November 5, 2001 (inception) to December 31, 2001.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(7)      For the period from March 16, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2001.

                                                Nations        Nations      Marsico    Nations      Nations        Marsico
                                              High Yield    International   Focused    Marsico      Marsico     International
                                                 Bond           Value       Equities    Growth   21st Century   Opportunities
                                               Portfolio      Portfolio    Portfolio  Portfolio    Portfolio      Portfolio
                                             (Class B) (5)  (Class B) (5)  (Class B)  (Class B)  (Class B) (6)  (Class B) (4)
                                             --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                               15,806         23,449       38,923     10,710        8,126          505
       Units redeemed                             (474)          (390)        (798)      (694)           0          (11)
       Units transferred                        63,745         85,157       71,766     69,718       10,103          206
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding        79,077        108,216      109,891     79,734       18,229          700
Beginning units                                      0              0          390        463            0            0
                                             --------------------------------------------------------------------------
Ending units                                    79,077        108,216      110,281     80,197       18,229          700
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                9,500          2,009        5,551          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding         9,500          2,009        5,551          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                     9,500          2,009        5,551          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0              0            0          0            0            0
       Units redeemed                                0              0            0          0            0            0
       Units transferred                             0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0            0
Beginning units                                      0              0            0          0            0            0
                                             --------------------------------------------------------------------------
Ending units                                         0              0            0          0            0            0
                                             ==========================================================================

                                                Nations         Nations
                                                 MidCap          Small         Nations                                  Growth-
                                                 Growth         Company         Value       Growth     International    Income
                                               Portfolio       Portfolio      Portfolio     Series         Series       Series
                                             (Class B) (10)  (Class B) (9)  (Class B) (8)  (Class A)     (Class A)     (Class A)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                                    0               0              0         53,308        60,665        68,160
       Units redeemed                                0               0              0       (803,503)     (862,601)   (1,034,976)
       Units transferred                             0               0              0       (195,439)     (336,030)       64,921
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0       (945,634)   (1,137,966)     (901,895)
Beginning units                                      0               0              0      6,324,341     6,275,900     7,974,201
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0      5,378,707     5,137,934     7,072,306
                                             ===================================================================================
Contracts With Total Expenses of 1.40%:
       Units sold                                    0               0              0            168           522           419
       Units redeemed                                0               0              0        (23,483)      (17,742)      (42,683)
       Units transferred                             0               0              0         (6,413)      (14,731)       10,320
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0        (29,728)      (31,951)      (31,944)
Beginning units                                      0               0              0        227,240       224,072       283,600
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0        197,512       192,121       251,656
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                5,233           6,730         21,789              0             0             0
       Units redeemed                              (66)            (93)          (602)             0             0             0
       Units transferred                        17,095          27,082         58,231              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        22,262          33,719         79,418              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                    22,262          33,719         79,418              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0               0              0              0             0             0
       Units redeemed                                0               0              0              0             0             0
       Units transferred                             0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0              0             0             0
Beginning units                                      0               0              0              0             0             0
                                             -----------------------------------------------------------------------------------
Ending units                                         0               0              0              0             0             0
                                             ===================================================================================





                                                                     Government/
                                                Asset    High-Yield   AAA-Rated      Cash
                                             Allocation     Bond     Securities   Management
                                               Series      Series      Series       Series
                                              (Class A)   (Class A)   (Class A)    (Class A)
                                             -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
       Units sold                               36,532       8,803       56,246       20,475
       Units redeemed                         (476,843)   (205,211)    (351,149)  (1,022,740)
       Units transferred                        42,139      46,764      201,729      625,512
                                             -----------------------------------------------
Increase (decrease) in units outstanding      (398,172)   (149,644)     (93,174)    (376,753)
Beginning units                              3,163,168   1,257,504    2,115,636    2,576,143
                                             -----------------------------------------------
Ending units                                 2,764,996   1,107,860    2,022,462    2,199,390
                                             ===============================================
Contracts With Total Expenses of 1.40%:
       Units sold                                   25          21            1          619
       Units redeemed                           (9,295)     (1,604)      (6,210)     (34,706)
       Units transferred                         9,359        (200)         963       26,810
                                             -----------------------------------------------
Increase (decrease) in units outstanding            89      (1,783)      (5,246)      (7,277)
Beginning units                                 93,388      27,507       53,447       42,078
                                             -----------------------------------------------
Ending units                                    93,477      25,724       48,201       34,801
                                             ===============================================
Contracts With Total Expenses of 1.52% (A):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (B):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (C):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (G):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.52% (H):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.55% (D):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================
Contracts With Total Expenses of 1.55% (E):
       Units sold                                    0           0            0            0
       Units redeemed                                0           0            0            0
       Units transferred                             0           0            0            0
                                             -----------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0
Beginning units                                      0           0            0            0
                                             -----------------------------------------------
Ending units                                         0           0            0            0
                                             ===============================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(5)      For the period from January 22, 2001 (inception) to December 31, 2001.

(6)      For the period from February 20, 2001 (inception) to December 31, 2001.

(8)      For the period from January 8, 2001 (inception) to December 31, 2001.

(9)      For the period from June 1, 2001 (inception) to December 31, 2001.

(10)     For the period from June 7, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2001.

                                                Nations        Nations      Marsico    Nations      Nations        Marsico
                                              High Yield    International   Focused    Marsico      Marsico     International
                                                 Bond           Value       Equities   Growth    21st Century   Opportunities
                                               Portfolio      Portfolio    Portfolio  Portfolio    Portfolio      Portfolio
                                             (Class B) (5)  (Class B) (5)  (Class B)  (Class B)  (Class B) (6)  (Class B) (4)
                                             --------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                  138            750          664          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           138            750          664          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                       138            750          664          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                9,567         12,079       12,903     19,827        3,931           344
       Units redeemed                             (319)          (484)        (380)      (124)        (271)            0
       Units transferred                        22,122         30,756       29,808     19,429       15,273            84
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding        31,370         42,351       42,331     39,132       18,933           428
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                    31,370         42,351       42,331     39,132       18,933           428
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                    0              0            0          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0            0          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         0              0            0          0            0             0
                                             ===========================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    1              1            1          0            0             0
       Units redeemed                                0              0            0          0            0             0
       Units transferred                             0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             1              1            1          0            0             0
Beginning units                                      0              0            0          0            0             0
                                             ---------------------------------------------------------------------------
Ending units                                         1              1            1          0            0             0
                                             ===========================================================================

                                                Nations         Nations
                                                 MidCap          Small         Nations                                 Growth-
                                                 Growth         Company         Value       Growth     International   Income
                                               Portfolio       Portfolio      Portfolio     Series         Series      Series
                                             (Class B) (10)  (Class B) (9)  (Class B) (8)  (Class A)     (Class A)    (Class A)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.72%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                5,428           7,352          6,903          0             0            0
       Units redeemed                              (17)            (87)           (99)         0             0            0
       Units transferred                         7,477           8,652         44,110          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding        12,888          15,917         50,914          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                    12,888          15,917         50,914          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.80%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.95%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================
Contracts With Total Expenses of 1.97%:
       Units sold                                    0               0              0          0             0            0
       Units redeemed                                0               0              0          0             0            0
       Units transferred                             0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0               0              0          0             0            0
Beginning units                                      0               0              0          0             0            0
                                             ------------------------------------------------------------------------------
Ending units                                         0               0              0          0             0            0
                                             ==============================================================================

                                                                     Government/
                                                Asset    High-Yield   AAA-Rated      Cash
                                             Allocation     Bond     Securities   Management
                                               Series      Series      Series       Series
                                              (Class A)   (Class A)   (Class A)    (Class A)
                                             -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
       IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.72%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (F):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (B):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.77% (G):
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.80%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.95%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================
Contracts With Total Expenses of 1.97%:
       Units sold                                 0           0           0           0
       Units redeemed                             0           0           0           0
       Units transferred                          0           0           0           0
                                             ------------------------------------------
Increase (decrease) in units outstanding          0           0           0           0
Beginning units                                   0           0           0           0
                                             ------------------------------------------
Ending units                                      0           0           0           0
                                             ==========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)      Offered in PolarisAmerica product.

(C)      Offered in Polaris Choice Product.

(D)      Offered in Diversified Strategies product.

(E)      Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)      Offered in Polaris II product.

(H)      Offered in Polaris Choice II and Polaris Advisor product.

(4)      For the period from June 15, 2001 (inception) to December 31, 2001.

(5)      For the period from January 22, 2001 (inception) to December 31, 2001.

(6)      For the period from February 20, 2001 (inception) to December 31, 2001.

(8)      For the period from January 8, 2001 (inception) to December 31, 2001.

(9)      For the period from June 1, 2001 (inception) to December 31, 2001.

(10)     For the period from June 7, 2001 (inception) to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES

   A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2002 and 2001, follows:

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                Total
                  --------------------------------------  average net assets    income to               Return
                       Unit Value                               Lowest           average               Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)          Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Capital Appreciation Portfolio (Class 1)
2002  30,996,689     6.67 to 25.79          788,499,972       1.52% to 1.77%       0.00%      -24.02%     to -23.83%
2001  37,971,758     8.75 to 33.86        1,282,089,364       1.52% to 1.77%       0.24%      -14.14%     to  -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2002  38,452,613     11.22 to 16.50         630,595,043       1.52% to 1.77%       3.87%        7.39%     to   7.66%
2001  32,076,434     10.44 to 15.33         490,147,870       1.52% to 1.77%       4.79%        4.44%(7)  to   5.31%

Growth Portfolio (Class 1)
2002  15,679,505     20.76 to 20.86         327,038,132       1.52% to 1.77%       0.36%      -23.53%     to -23.34%
2001  18,606,872     27.14 to 27.21         506,246,265       1.52% to 1.77%       0.14%      -14.60%     to -14.40%

Natural Resources Portfolio (Class 1)
2002   4,559,166     15.22 to 15.29          69,713,852       1.52% to 1.77%       0.84%        6.50%     to   6.75%
2001   3,952,336     14.29 to 14.33          56,619,278       1.52% to 1.77%       0.42%       -2.83%     to  -2.58%

Capital Appreciation Portfolio (Class 2)
2002   2,179,813     25.62 to 26.45          56,271,844       1.40% to 1.97%       0.00%      -24.30%     to -23.88%
2001     407,543     33.79 to 34.85          13,819,885       1.40% to 1.97%       0.06%       -4.48%(4)  to   8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2002   5,891,482     16.43 to 16.49          96,976,031       1.52% to 1.97%       4.32%        7.03%     to   7.49%
2001   1,017,252     15.32 to 15.35          15,586,265       1.52% to 1.97%       0.95%       -2.07%(6)  to   2.74%(4)

Growth Portfolio (Class 2)
2002   1,397,633     20.78 to 20.85          29,117,918       1.52% to 1.97%       0.29%      -23.68%     to -23.45%
2001     278,150     27.22 to 27.27           7,573,659       1.52% to 1.97%       0.03%       -2.67%(4)  to   5.29%(6)

Natural Resources Portfolio (Class 2)
2002     413,557     15.21 to 15.33           6,317,702       1.52% to 1.97%       0.87%        6.18%     to   6.62%
2001      52,020     14.31 to 14.37             745,701       1.52% to 1.97%       0.07%       -2.34%(4)  to   8.19%(6)

Capital Appreciation Portfolio (Class 3)
2002     180,826     25.76 to 25.79           4,663,663       1.52% to 1.97%       0.00%        6.51%(10) to   6.67%(10)
2001           -                  -                   -                   -           -                           -

Government and Quality Bond Portfolio (Class 3)
2002     463,430     16.44 to 16.47           7,630,720       1.52% to 1.97%       0.00%        0.41%(10) to   0.62%(10)
2001           -                  -                   -                   -           -                           -

Growth Portfolio (Class 3)
2002     106,492     20.81 to 20.85           2,219,418       1.52% to 1.97%       0.00%        7.18%(10) to   7.37%(10)
2001           -                  -                   -                   -           -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Natural Resources Portfolio (Class 3)
2002      11,546  15.23 to 15.27                176,176      1.52% to 1.97%        0.00%       10.75%(10)  to   11.05%(10)
2001           -              -                       -                  -            -                              -

Aggressive Growth Portfolio (Class 1)
2002  12,632,584   5.33 to 10.12             127,477,665      1.52% to 1.77%        0.27%      -26.02%  to  -25.83%
2001  17,733,281   7.21 to 13.65             241,620,812      1.52% to 1.77%        0.37%      -32.85%  to  -32.71%

Alliance Growth Portfolio (Class 1)
2002  39,641,359   6.02 to 22.08             870,617,516      1.52% to 1.77%        0.25%      -32.50%  to  -32.32%
2001  52,545,366   8.91 to 32.62           1,711,659,087      1.52% to 1.77%        0.00%      -15.50%  to   -8.58%

Asset Allocation Portfolio (Class 1)
2002  22,596,627  16.88 to 16.95            383,026,126      1.52% to 1.77%        3.58%       -9.16%  to   -8.94%
2001  26,490,821  18.58 to 18.61            493,103,920      1.52% to 1.77%        3.25%       -4.45%  to   -4.29%

Blue Chip Growth Portfolio (Class 1)
2002   3,857,145   4.64 to 5.67              18,110,737      1.52% to 1.77%        0.26%      -30.53%  to  -30.35%
2001   4,014,050   6.67 to 8.14              26,966,192      1.52% to 1.77%        0.07%      -22.20%  to  -21.91%

Cash Management Portfolio (Class 1)
2002  23,596,133  10.08 to 13.04            307,141,194      1.52% to 1.77%        3.10%       -0.44%  to   -0.16%
2001  32,312,648  10.09 to 13.06            421,899,357      1.52% to 1.77%        4.50%        0.93%  to    2.10%

Corporate Bond Portfolio (Class 1)
2002  14,224,882  14.71 to 14.79            210,330,249      1.52% to 1.77%        6.10%        5.57%  to    5.84%
2001  15,499,812  13.93 to 13.97            216,560,752      1.52% to 1.77%        6.22%        5.63%  to    5.93%

Davis Venture Value Portfolio (Class 1)
2002  68,157,742   7.39 to 21.52          1,458,372,495      1.52% to 1.77%        0.57%      -18.20%  to  -17.99%
2001  81,252,137   9.03 to 26.25          2,129,293,163      1.52% to 1.77%        0.49%      -12.90%  to   -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2002  10,094,981   8.88 to 8.92             90,030,864      1.52% to 1.77%        1.78%        -8.19%  to   -7.97%
2001   9,927,869   9.67 to 9.69             96,213,062      1.52% to 1.77%        2.31%         5.98%  to    6.24%

Emerging Markets Portfolio (Class 1)
2002   9,646,840   5.95 to 8.96             57,748,534      1.52% to 1.77%        0.24%        -8.77%  to   -8.55%
2001  10,117,883   6.52 to 9.79             66,192,705      1.52% to 1.77%        0.26%        -3.43%  to   -3.19%

Federated Value Portfolio (Class 1)
2002  12,667,279  12.87 to 12.94            163,949,976      1.52% to 1.77%        1.05%      -21.18%  to  -20.98%
2001  13,604,653  16.33 to 16.38            222,847,450      1.52% to 1.77%        1.34%       -4.08%  to   -3.81%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Global Bond Portfolio (Class 1)
2002   6,716,447  10.69 to 16.36            109,483,943      1.52% to 1.77%        1.63%        4.09%    to   4.36%
2001   7,912,911  10.27 to 15.68            123,904,152      1.52% to 1.77%        9.05%        2.71%(7) to   3.43%

Global Equities Portfolio (Class 1)
2002  16,209,158   5.76 to 12.59            203,550,069      1.52% to 1.77%        0.00%      -28.13%    to -27.95%
2001  21,219,039   8.01 to 17.47            370,629,037      1.52% to 1.77%        0.09%      -19.91%(7) to -19.31%

Goldman Sachs Research Portfolio (Class 1)
2002   4,749,984   5.05 to  5.08             24,126,826      1.52% to 1.77%        0.00%      -29.35%    to -29.17%
2001   3,841,206   7.15 to  7.17             27,549,026      1.52% to 1.77%        0.00%      -26.51%    to -26.32%

Growth-Income Portfolio (Class 1)
2002  36,398,814   6.58 to 20.85            753,004,518      1.52% to 1.77%        0.81%      -22.53%    to -22.34%
2001  45,788,298   8.50 to 26.85          1,225,678,038      1.52% to 1.77%        0.73%      -17.38%    to -14.85%

Growth Opportunities Portfolio (Class 1)
2002   3,695,364   3.43 to  3.44             12,720,943      1.52% to 1.77%        0.00%      -40.86%    to -40.71%
2001   5,524,912   5.80 to  5.81             32,083,452      1.52% to 1.77%        0.01%      -34.33%    to -34.23%

High-Yield Bond Portfolio (Class 1)
2002  16,641,423  11.56 to 11.61            193,154,934      1.52% to 1.77%       13.87%       -7.40%    to  -7.23%
2001  17,458,607  12.49 to 12.51            218,429,272      1.52% to 1.77%       11.93%       -5.94%    to  -5.78%

International Diversified Equities Portfolio (Class 1)
2002  17,884,949   7.14 to  7.17            128,306,550      1.52% to 1.77%        0.00%      -29.74%    to -29.63%
2001  21,181,173  10.16 to 10.20            215,943,512      1.52% to 1.77%        0.00%      -25.36%    to -25.11%

International Growth and Income Portfolio (Class 1)
2002  19,479,623   5.97 to  8.37            162,880,210      1.52% to 1.77%        0.40%      -22.32%    to -22.12%
2001  22,262,098   7.69 to 10.74            239,094,318      1.52% to 1.77%        0.30%      -23.60%    to -22.98%

Marsico Growth Portfolio (Class 1)
2002   6,107,627   7.41 to  7.45             45,471,818      1.52% to 1.77%        0.01%      -12.82%    to -12.60%
2001   1,513,677   8.50 to  8.52             12,891,866      1.52% to 1.77%        0.08%      -15.02%    to -14.79%

MFS Growth and Income Portfolio (Class 1)
2002  13,381,250   6.82 to 14.94            199,506,403      1.52% to 1.77%        1.11%      -22.39%    to -22.17%
2001  15,694,164   8.79 to 19.20            301,165,214      1.52% to 1.77%        0.58%      -17.50%    to  -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
2002  15,867,361   4.14 to  6.98            110,093,400      1.52% to 1.77%        0.00%      -48.10%    to -47.97%
2001  20,963,212   7.98 to 13.42            280,925,844      1.52% to 1.77%        0.00%      -23.98%    to -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
MFS Total Return Portfolio (Class 1)
2002  24,289,315   9.23 to 19.89            479,330,975      1.52% to 1.77%        1.99%       -6.52%    to   -6.28%
2001  19,913,267   9.88 to 21.22            421,206,266      1.52% to 1.77%        2.16%       -1.23%(7) to   -0.97%

Putnam Growth Portfolio (Class 1)
2002  17,446,637   5.68 to 13.83            240,404,541      1.52% to 1.77%        0.16%      -27.75%    to  -27.56%
2001  22,851,433   7.86 to 19.10            435,653,875      1.52% to 1.77%        0.00%      -25.46%    to  -25.27%

Real Estate Portfolio (Class 1)
2002   7,757,007  11.80 to 11.86             91,995,250      1.52% to 1.77%        2.62%        4.35%    to   4.60%
2001   7,172,931  11.31 to 11.34             81,333,161      1.52% to 1.77%        3.31%        4.15%    to   4.45%

SunAmerica Balanced Portfolio (Class 1)
2002  17,233,212   7.04 to 12.55            215,613,157      1.52% to 1.77%        2.43%      -16.66%    to -16.45%
2001  22,518,749   8.45 to 15.02            337,548,695      1.52% to 1.77%        2.08%      -14.69%    to -14.45%

Technology Portfolio (Class 1)
2002   9,995,666   1.71 to  1.72             17,208,681      1.52% to 1.77%        0.00%      -50.24%    to -50.12%
2001  10,990,179   3.44 to  3.45             37,936,739      1.52% to 1.77%        0.00%      -48.54%    to -48.41%

Telecom Utility Portfolio (Class 1)
2002   5,230,584   8.60 to  8.64             45,179,776      1.52% to 1.77%        8.96%      -25.11%    to -24.92%
2001   6,068,713  11.48 to 11.50             69,815,226      1.52% to 1.77%        3.20%      -15.21%    to -15.02%

Worldwide High Income Portfolio (Class 1)
2002   4,663,547  13.99 to 14.03             65,426,237      1.52% to 1.77%        13.42%      -2.04%    to  -1.89%
2001   5,597,800  14.28 to 14.30             80,044,651      1.52% to 1.77%        12.28%      -4.84%    to  -4.70%

Aggressive Growth Portfolio (Class 2)
2002     620,800  10.06 to 10.11              6,262,412      1.52% to 1.97%        0.25%      -26.23%    to -25.94%
2001     147,824  13.62 to 13.66              2,014,020      1.52% to 1.97%        0.31%      -14.71%(4) to   5.40% (6)

Alliance Growth Portfolio (Class 2)
2002   1,682,633  21.84 to 22.11             36,882,888      1.40% to 1.97%        0.21%      -32.74%    to -32.34%
2001     415,951  32.40 to 32.74             13,496,477      1.40% to 1.97%        0.00%       -1.19%(4) to   6.50% (6)

Asset Allocation Portfolio (Class 2)
2002     357,271  16.85 to 16.92              6,038,100      1.52% to 1.97%        4.97%       -9.45%    to  -9.07%
2001      31,423  18.61    18.64                584,782      1.52% to 1.97%        2.99%       -0.21%(4)      2.32% (6)

Blue Chip Growth Portfolio (Class 2)
2002   1,397,939   4.65 to  4.66              6,512,851      1.52% to 1.97%        0.25%      -30.67%    to -30.43%
2001     243,948   6.70 to  6.72              1,634,321      1.52% to 1.97%        0.02%       -7.00%(4) to   5.30% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Cash Management Portfolio (Class 2)
2002   3,342,561  12.99 to 13.02             43,487,340      1.52% to 1.97%        4.08%       -0.58%     to  -0.33%
2001     871,255  13.06 to 13.09             11,379,221      1.52% to 1.97%        3.38%       -0.11% (6) to   0.60% (4)

Corporate Bond Portfolio (Class 2)
2002   2,151,386  14.71 to 14.77             31,739,857      1.52% to 1.97%        7.51%        5.26%     to   5.68%
2001     450,350  13.95 to 13.99              6,289,279      1.52% to 1.97%        3.69%       -1.49% (6) to   2.26% (4)

Davis Venture Value Portfolio (Class 2)
2002   3,842,144  21.38 to 21.55             82,379,784      1.40% to 1.97%        0.65%      -18.49%     to -18.02%
2001     728,887  26.17 to 26.29             19,095,419      1.40% to 1.97%        0.31%       -3.52% (4) to   6.85% (6)

"Dogs" of Wall Street Portfolio (Class 2)
2002   1,073,793   8.88 to  8.92              9,561,045      1.52% to 1.97%        2.11%       -8.44%     to  -8.11%
2001     184,902   9.68 to  9.73              1,792,478      1.52% to 1.97%        1.75%        3.24% (4) to   5.50% (6)

Emerging Markets Portfolio (Class 2)
2002     506,002   5.95 to  5.97              3,017,366      1.52% to 1.97%        0.21%       -9.06%     to  -8.69%
2001      52,022   6.53 to  6.55                339,882      1.52% to 1.97%        0.19%        1.60% (4) to  13.80% (6)

Federated Value Portfolio (Class 2)
2002   1,090,646  12.88 to 12.94             14,085,458      1.52% to 1.97%        1.25%      -21.46%     to -21.10%
2001     241,270  16.38    16.42              3,951,705      1.52% to 1.97%        0.85%       -2.96% (4)      6.31% (6)

Foreign Value Portfolio (Class 2)
2002     252,975   9.33 to  9.41              2,378,321      1.52% to 1.97%        0.80%       -6.73% (9) to  -5.95% (9)
2001           -              -                    -                  -            -                           -

Global Bond Portfolio (Class 2)
2002     547,506  16.26 to 16.35              8,931,942      1.52% to 1.97%        1.93%        3.78%     to   4.21%
2001     103,273  15.65 to 15.71              1,616,948      1.52% to 1.97%        5.31%       -2.42% (6) to   1.30% (4)

Global Equities Portfolio (Class 2)
2002     675,854  12.52 to 12.84              8,490,769      1.40% to 1.97%        0.00%      -28.37%     to -26.97%
2001     111,493  17.45 to 17.58              1,947,764      1.40% to 1.97%        0.06%       -2.99% (4) to   5.60% (6)

Goldman Sachs Research Portfolio (Class 2)
2002     668,823   5.06 to  5.08              3,391,016      1.52% to 1.97%        0.00%      -29.55%     to -29.27%
2001     180,640   7.17     7.19              1,295,288      1.52% to 1.97%        0.00%      -11.50% (4)      5.60% (6)

Growth-Income Portfolio (Class 2)
2002   1,505,025  20.69 to 20.80             31,264,685      1.52% to 1.97%        0.94%      -22.79%     to -22.45%
2001     327,851  26.79 to 26.87              8,786,080      1.52% to 1.97%        0.51%       -7.22% (4) to   3.90% (6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
Growth Opportunities Portfolio (Class 2)
2002     834,258   3.43 to  3.44              2,869,011      1.52% to 1.97%        0.00%      -41.15%    to -40.78%
2001     123,688   5.80 to  5.83              718,699      1.52% to 1.97%        0.01%         -7.21%(4) to   3.40% (6)

High-Yield Bond Portfolio (Class 2)
2002   1,340,413  11.55 to 11.60             15,518,738      1.52% to 1.97%        17.52%      -7.70%    to  -7.37%
2001     235,422  12.49 to 12.53              2,942,789      1.52% to 1.97%        8.78%       -5.14%(4) to   2.10% (6)

International Diversified Equities Portfolio (Class 2)
2002     879,770   7.14 to  7.18              6,307,073      1.52% to 1.97%        0.00%      -29.94%    to -29.71%
2001     116,592  10.17 to 10.22              1,188,206      1.52% to 1.97%        0.00%       -8.60%(4) to  -0.80% (6)

International Growth and Income Portfolio (Class 2)
2002   1,462,303   8.34 to  8.37             12,225,720      1.52% to 1.97%        0.60%      -22.39%    to -22.21%
2001     241,877  10.75 to 10.78              2,600,162      1.52% to 1.97%        0.25%       -5.50%(4) to   2.80% (6)

Marsico Growth Portfolio (Class 2)
2002   2,376,309   7.42 to  7.43             17,649,384      1.52% to 1.77%        0.01%      -12.95%    to -12.74%
2001     346,654   8.51 to  8.52              2,952,250      1.52% to 1.77%        0.01%       -4.21%(4) to  -4.16% (4)

MFS Growth and Income Portfolio (Class 2)
2002     997,116  14.89 to 14.94             14,879,604      1.52% to 1.97%        0.91%      -22.49%    to -22.30%
2001     181,141  19.20 to 19.26              3,480,310      1.52% to 1.97%        0.45%       -5.01%(4) to   2.90% (6)

MFS Mid-Cap Growth Portfolio (Class 2)
2002   3,209,988   6.94 to  6.99             22,343,790      1.40% to 1.97%        0.00%      -48.27%    to -47.97%
2001     591,666  13.40 to 13.45              7,931,301      1.40% to 1.97%        0.00%      -12.03%(4) to  11.90% (6)

MFS Total Return Portfolio (Class 2)
2002   4,556,625  19.79 to 19.86             90,425,269      1.52% to 1.97%        2.27%       -6.82%    to  -6.42%
2001     684,138  21.20 to 21.26             14,514,483      1.52% to 1.97%        1.09%        0.23%(4) to   2.40% (6)

Putnam Growth Portfolio (Class 2)
2002     611,191  13.74 to 13.81              8,426,746      1.52% to 1.97%        0.10%      -27.98%    to -27.67%
2001     139,498  19.07 to 19.11              2,660,083      1.52% to 1.97%        0.00%       -9.49%(4)      3.91% (6)

Real Estate Portfolio (Class 2)
2002     933,200  11.79 to 11.86             11,040,704      1.52% to 1.97%        3.10%        3.94%    to   4.43%
2001     104,989  11.32 to 11.37              1,189,761      1.52% to 1.97%        2.31%        0.69%(4)      9.29% (6)

Small & Mid Cap Value Portfolio (Class 2)
2002     287,057  10.10 to 10.12              2,903,981      1.52% to 1.97%        0.10%        0.98%(9) to   1.20% (9)
2001           -               -                      -                  -            -                              -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  -----------------------------
SunAmerica Balanced Portfolio (Class 2)
2002   1,217,974  12.49 to 12.52             15,237,993      1.52% to 1.97%         3.22%     -16.90%     to -16.58%
2001     202,815  15.00 to 15.04              3,043,174      1.52% to 1.97%         1.53%      -3.98%(4)  to   0.80% (6)

Technology Portfolio (Class 2)
2002   2,064,209   1.71 to 1.72              3,544,791      1.40% to 1.97%         0.00%     -50.47      to -50.17%
2001     422,870   3.45 to 3.46              1,458,942      1.40% to 1.97%         0.00%     -14.15%(4)  to   7.30% (6)

Telecom Utility Portfolio (Class 2)
2002     249,887   8.61 to  8.63              2,154,956      1.52% to 1.77%        11.69%     -25.21%     to -25.03%
2001      74,892  11.51 to 11.52                862,020      1.52% to 1.77%         2.63%     -10.43%(4)  to -10.36% (4)

Worldwide High Income Portfolio (Class 2)
2002     185,985  13.95 to 14.00              2,601,584      1.52% to 1.77%        14.25%      -2.36%     to  -2.11%
2001      47,815  14.29 to 14.30                683,342      1.52% to 1.77%         2.99%      -1.40%(4)  to  -1.31% (4)

Aggressive Growth Portfolio (Class 3)
2002      14,270  10.04 to 10.08                143,649      1.52% to 1.97%         0.00%       0.32%(10) to   0.66% (10)
2001           -               -                      -                  -             -

Alliance Growth Portfolio (Class 3)
2002      74,029  21.90 to 21.94              1,623,657      1.52% to 1.97%         0.00%       0.08%(10) to   0.27% (10)
2001           -               -                      -                  -             -                          -

Asset Allocation Portfolio (Class 3)
2002      15,141  16.89 to 16.90                255,785      1.52% to 1.97%         0.01%       4.65%(10) to   4.70% (10)
2001           -               -                      -                  -             -                          -

Blue Chip Growth Portfolio (Class 3)
2002      32,633   4.65 to  4.66                151,984      1.52% to 1.97%         0.00%       2.56%(10) to   2.85% (10)
2001           -               -                      -                  -             -                          -

Cash Management Portfolio (Class 3)
2002     452,786  12.98 to 13.02              5,890,439      1.52% to 1.97%         0.00%      -0.31%(10) to  -0.05% (10)
2001           -               -                      -                  -             -                          -

Corporate Bond Portfolio (Class 3)
2002     133,675  14.70 to 14.74              1,965,978      1.52% to 1.97%         0.00%       2.14%(10) to   2.43% (10)
2001           -               -                      -                  -             -                          -

Davis Venture Value Portfolio (Class 3)
2002     197,298  21.42 to 21.46              4,232,590      1.52% to 1.97%         0.00%       6.55%(10) to   6.72% (10)
2001           -               -                      -                  -             -                             -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest          average                 Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------   ----------------------
"Dogs" of Wall Street Portfolio (Class 3)
2002      30,376          8.89 to  8.90          270,372       1.52% to 1.97%           0.00%   9.06%(10) to 9.24%(10)
2001           -                      -                -                   -               -                    -

Emerging Markets Portfolio (Class 3)
2002      21,470          5.95 to  5.96          127,859       1.52% to 1.97%           0.00%   8.48%(10) to 8.62%(10)
2001           -                      -                -                   -               -                    -

Federated Value Portfolio (Class 3)
2002      68,432         12.85 to 12.91          883,424       1.52% to 1.97%           0.00%   8.02%(10) to 8.55%(10)
2001           -                      -                -                   -               -                    -

Foreign Value Portfolio (Class 3)
2002     286,107          9.39 to  9.41        2,690,488       1.52% to 1.97%           0.57%   4.65%(10) to 4.87%(10)
2001           -                      -                -                   -               -                    -

Global Bond Portfolio (Class 3)
2002      17,670         16.25 to 16.32          288,310       1.52% to 1.97%           0.00%   0.93%(10) to 1.42%(10)
2001           -                      -                -                   -               -                    -

Global Equities Portfolio (Class 3)
2002       9,243         12.52 to 12.55          115,958       1.52% to 1.97%           0.00%   6.93%(10) to 7.16%(10)
2001           -                      -                -                   -               -                    -

Goldman Sachs Research Portfolio (Class 3)
2002       2,714          5.05 to  5.06           13,727       1.52% to 1.97%           0.00%   8.13%(10) to 8.20%(10)
2001           -                      -                -                   -               -                    -

Growth-Income Portfolio (Class 3)
2002      68,132         20.75 to 20.79        1,415,931       1.52% to 1.97%           0.00%   3.21%(10) to 3.41%(10)
2001           -                      -                -                   -               -                    -

Growth Opportunities Portfolio (Class 3)
2002      56,813          3.43 to  3.44          195,143       1.52% to 1.97%           0.00%   6.07%(10) to 6.36%(10)
2001           -                      -                -                   -               -                    -

High-Yield Bond Portfolio (Class 3)
2002     115,765         11.56 to 11.59        1,339,542       1.52% to 1.97%           0.00%   5.52%(10) to 5.80%(10)
2001           -                      -                -                   -               -                    -

International Diversified Equities Portfolio (Class 3)
2002     210,168          7.16 to  7.17        1,506,305       1.52% to 1.97%           0.00%   2.32%(10) to 2.51%(10)
2001           -                      -                -                   -               -                    -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                               Ratio of          Ratio of
                                 Net Assets                   expenses to       investment                 Total
                  --------------------------------------  average net assets     income to                Return
                       Unit Value                               Lowest            average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)     net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------   --------------------------
International Growth and Income Portfolio (Class 3)
2002     115,317          8.33 to  8.34          960,599       1.52% to 1.97%           0.00%    4.11% (10) to   4.29%(10)
2001           -                      -                -                   -               -                        -

Marsico Growth Portfolio (Class 3)
2002     101,980          7.42 to  7.43          757,390       1.52% to 1.97%           0.00%   -2.92%(11)  to  -2.60%(10)
2001           -                      -                -                   -               -                        -

MFS Growth and Income Portfolio (Class 3)
2002      53,532          4.90 to 14.93          799,034       1.52% to 1.97%           0.00%    5.81%(10)  to   6.00%(10)
2001           -                      -                -                   -               -                        -

MFS Mid-Cap Growth Portfolio (Class 3)
2002     213,285          6.95 to  6.96        1,484,978       1.52% to 1.97%           0.00%    6.51%(10)  to   6.73%(10)
2001           -                      -                -                   -               -                        -

MFS Total Return Portfolio (Class 3)
2002     181,366         19.79 to 19.85        3,598,858       1.52% to 1.97%           0.00%    4.37%(10)  to   4.70%(10)
2001           -                      -                -                   -               -                        -

Putnam Growth Portfolio (Class 3)
2002      31,739         13.71 to 13.78          437,384       1.52% to 1.97%           0.00%    4.03%(10)  to   4.60%(10)
2001           -                      -                -                   -               -                        -

Real Estate Portfolio (Class 3)
2002      36,041         11.82 to 11.84          426,417       1.52% to 1.97%           0.00%    2.39%(10)  to   2.54%(10)
2001           -                      -                -                   -               -                        -

Small & Mid Cap Value Portfolio (Class 3)
2002     175,424         10.10 to 10.12        1,774,785       1.52% to 1.97%           0.07%   10.03%(10)  to  10.27%(10)
2001           -                      -                -                   -               -                        -

SunAmerica Balanced Portfolio (Class 3)
2002      25,087         12.49 to 12.51          313,544       1.52% to 1.97%           0.00%   -0.24%(10)  to  -0.07%(10)
2001           -                      -                -                   -               -                        -

Technology Portfolio (Class 3)
2002     147,353          1.71 to  1.72          252,890       1.52% to 1.97%           0.00%   19.66%(10)  to  19.85%(10)
2001           -                      -                -                   -               -                        -

Telecom Utility Portfolio (Class 3)
2002          37          8.59 to  8.62              322       1.52% to 1.97%           0.00%    5.17%(11)  to   5.52%(11)
2001           -                      -                -                   -               -                        -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  ---------------------------
Worldwide High Income Portfolio (Class 3)
2002          22         13.94 to 13.99              310       1.52% to 1.97%           0.00%     3.98%(11) to   4.36%(11)
2001           -                      -                -              -                    -                        -

Comstock Portfolio (Class II)
2002   8,525,888          8.07 to  8.17       69,071,417       1.52% to 1.97%           0.27%   -21.30%     to -20.71%
2001     786,901         10.21 to 10.34        8,039,411       1.52% to 1.97%           0.00%     2.14%(5)  to   3.52%(5)

Emerging Growth Portfolio (Class II)
2002   1,545,515          6.84 to  7.00       10,675,131       1.52% to 1.97%           0.03%   -33.92%     to -33.67%
2001     152,377         10.33 to 10.57        1,582,599       1.52% to 1.97%           0.00%     3.34%(5)  to   4.69%(5)

Growth and Income Portfolio (Class II)
2002   6,179,403          8.79 to  8.86       54,671,463       1.52% to 1.97%           0.22%   -16.32%     to -16.03%
2001     270,425         10.47 to 10.56        2,854,121       1.52% to 1.97%           0.00%     3.84%(6)  to   5.56%(5)

Balanced Portfolio (Class A)
2002   8,307,418          6.75 to  6.79       56,256,951       1.40% to 1.80%           2.02%   -10.40%     to -10.04%
2001   1,147,567          7.53 to  7.54        8,649,750       1.40% to 1.80%           0.00%    -0.59%(4)  to  -0.42%(4)

Conservative Balanced Portfolio (Class A)
2002     991,862          5.32 to  5.34        5,293,412       1.40% to 1.80%           0.67%    -3.99%     to  -3.61%
2001     143,682          5.54 to  5.55          796,457       1.40% to 1.80%           0.00%     0.45%(4)  to   0.59%(4)

Conservative Growth Portfolio (Class A)
2002   4,658,781          6.60 to  6.64       30,829,627       1.40% to 1.80%           2.89%   -17.01%     to -16.69%
2001     694,238          7.93 to  7.97        5,523,188       1.40% to 1.80%           0.00%    -2.86%(4)  to  -2.42%(4)

Equity Income Fund (Class A)
2002   1,666,406          5.48 to  5.52        9,177,433       1.40% to 1.80%           1.94%   -14.06%     to -13.72%
2001     196,094          6.38 to  6.39        1,252,845       1.40% to 1.80%           0.00%     1.47%(4)  to   1.65%(4)

Flexible Income Portfolio (Class A)
2002   2,083,910          6.53 to  6.58       13,683,644       1.40% to 1.80%           0.59%     0.32%     to   0.72%
2001     363,792          6.51 to  6.54        2,373,837       1.40% to 1.80%           0.00%     1.69%(4)  to   2.04%(4)

Growth & Income Fund (Class A)
2002     724,134          4.67 to  4.70        3,397,213       1.40% to 1.80%           0.72%   -22.56%     to -22.25%
2001     166,373          6.03 to  6.05        1,005,104       1.40% to 1.80%           0.00%    -5.32%(4)  to  -5.12%(4)

Growth Fund (Class A)
2002     197,794          4.83 to  4.86          960,165       1.40% to 1.80%           0.00%   -32.24%     to -31.97%
2001      41,641          7.13 to  7.15          297,497       1.40% to 1.80%           0.00%   -11.92%(4)  to -11.71%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment                 Total
                  --------------------------------------  average net assets    income to                Return
                       Unit Value                               Lowest           average                Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest (1)    net assets (2)           Highest (3)
----------------  ---------------------  ---------------  ------------------  --------------  ------------------------------
West Coast Equity Fund (Class A)
2002     753,358          6.73 to  6.77        5,088,442       1.40% to 1.80%           0.49%       -23.93%    to -23.62%
2001      90,244          8.84 to  8.86          798,661       1.40% to 1.80%           0.00%        -6.38%(4) to  -6.22%(4)

Income Fund (Class A)
2002     857,444          6.15 to  6.19        5,296,791       1.40% to 1.80%           3.71%         7.67%    to   8.10%
2001     132,274          5.71 to  5.73          756,730       1.40% to 1.80%           0.00%         3.78%(4) to   3.99%(4)

International Growth Fund (Class A)
2002      25,477                   3.78           96,349       1.40% to 1.80%           0.93%       -17.18%    to -16.89%
2001       5,474          4.55 to  4.57           24,920       1.40% to 1.80%           0.00%        -3.05%(4) to  -2.65%(4)

Mid Cap Stock Fund (Class A)
2002     262,305          5.87 to  5.90        1,545,047       1.40% to 1.80%           0.20%       -11.94%    to -11.60%
2001      59,152          6.67 to  6.68          394,646       1.40% to 1.80%           0.00%         2.77%(4) to   2.89%(4)

Money Market Fund (Class A)
2002     723,713          5.74 to  5.81        4,192,292       1.40% to 1.80%           1.27%        -0.43%    to  -0.03%
2001      78,473          5.76 to  5.82          455,028       1.40% to 1.80%           0.73%         0.14%(4) to   1.17%(4)

Short Term Income Portfolio (Class A)
2002     329,922          6.15 to  6.20        2,038,212       1.40% to 1.80%           2.49%         4.38%    to   4.80%
2001      20,602          5.89 to  5.92          121,619       1.40% to 1.80%           0.00%         2.91%(4) to   3.39%(4)

Small Cap Stock Portfolio (Class A)
2002     124,815          3.85 to  3.87          482,497       1.40% to 1.80%           0.00%       -48.09%    to -47.88%
2001      18,942          7.42 to  7.44          140,648       1.40% to 1.80%           0.00%       -10.27%(4) to -10.11%(4)

Strategic Growth Portfolio (Class A)
2002     918,045          6.86 to  6.90        6,316,415       1.40% to 1.80%           3.83%       -21.94%    to -21.62%
2001     138,403          8.78 to  8.80        1,216,910       1.40% to 1.80%           0.00%        -4.43%(4) to  -4.24%(4)

U.S. Government Securities Fund (Class A)
2002   2,219,244          6.25 to  6.28       13,912,635       1.40% to 1.80%           2.94%         6.93%    to   7.37%
2001     280,453          5.84 to  5.85        1,638,908       1.40% to 1.80%           0.00%         2.96%(4) to   3.10%(4)

Balanced Portfolio (Class B)
2002   4,444,727          6.73 to  6.77       30,039,868       1.52% to 1.95%           2.08%       -10.74%    to   5.53%(10)
2001     192,421          7.54 to  7.55        1,452,687       1.55% to 1.95%           0.00%         2.66%(6) to   2.81%(6)

Conservative Balanced Portfolio (Class B)
2002     392,944          5.31 to  5.34        2,096,260       1.55% to 1.95%           0.67%        -4.33%    to  -3.96%
2001      36,925          5.55 to  5.57          205,218       1.55% to 1.95%           0.00%         1.19%(6) to   1.39%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment              Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                              Lowest            average              Lowest to
Year     Units    Lowest to Highest ($) Total Value ($)     to Highest(1)      net assets(2)          Highest(3)
----------------  --------------------  ---------------   ------------------  --------------  --------------------------
Conservative Growth Portfolio (Class B)
2002   2,112,516   6.57 to 6.59           13,916,380       1.52% to 1.95%         3.05%       -17.31%    to   6.56%(10)
2001     141,762   7.94 to 7.95            1,126,916       1.55% to 1.95%         0.00%         3.93%(6) to   4.05%(6)

Equity Income Fund (Class B)
2002     990,959   5.45 to 5.48            5,420,503       1.55% to 1.95%         2.08%       -14.32%    to -14.00%
2001      57,170   6.36 to 6.37              364,057       1.55% to 1.95%         0.00%         2.71%(6) to   2.77%(6)

Flexible Income Portfolio (Class B)
2002   1,395,827   6.54 to 6.55            9,135,987       1.55% to 1.95%         0.49%        -0.03%    to   0.35%
2001      27,848   6.52 to 6.54              181,709       1.55% to 1.95%         0.00%         0.11%(6) to   0.33%(6)

Growth & Income Fund (Class B)
2002     279,444   4.64 to 4.66            1,300,502       1.55% to 1.95%         0.77%       -22.89%    to -22.52%
2001      18,544   6.01 to 6.03              111,519       1.55% to 1.95%         0.00%         2.81%(6) to   3.09%(6)

Growth Fund (Class B)
2002     128,401   4.82 to 4.85              621,532       1.55% to 1.95%         0.00%       -32.42%    to -32.21%
2001       4,400   7.14 to 7.15               31,455       1.55% to 1.95%         0.00%         5.08%(6) to   5.28%(6)

West Coast Equity Fund (Class B)
2002     345,471   6.68 to 6.71            2,313,911       1.55% to 1.95%         0.62%       -24.10%    to -23.84%
2001       6,624   8.80 to 8.81               58,327       1.55% to 1.95%         0.00%         6.62%(6) to   6.76%(6)

Income Fund (Class B)
2002   1,324,319   6.16 to 6.19            8,189,881       1.55% to 1.95%         3.06%         7.31%    to   7.74%
2001      62,974   5.74 to 5.75              361,838       1.55% to 1.95%         0.00%        -1.23%(6) to  -1.14%(6)

International Growth Fund (Class B)
2002      24,725   3.76 to 3.79               93,445       1.55% to 1.95%         1.57%       -17.34%    to -16.64%
2001           6           4.55                   31       1.55% to 1.95%         0.00%                       4.09%(6)

Mid Cap Stock Fund (Class B)
2002     115,793   5.83 to 5.86              676,899       1.55% to 1.95%         0.17%       -12.25%    to -11.90%
2001       5,524   6.64 to 6.66               36,706       1.55% to 1.95%         0.00%         7.38%(6) to  7.68%(6)

Money Market Fund (Class B)
2002     811,865   5.75 to 5.77            4,680,826       1.55% to 1.95%         1.03%        -0.83%    to  -0.42%
2001      32,668           5.79              189,232       1.55% to 1.95%         0.10%        -0.09%(6) to   0.04%(6)

Short Term Income Portfolio (Class B)
2002     192,367   6.15 to 6.17            1,186,149       1.55% to 1.95%         3.57%         3.84%    to   4.26%
2001       3,385   5.92 to 5.93               20,028       1.55% to 1.95%         0.00%        -0.09%(6) to   0.06%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment               Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)     net assets(2)           Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Small Cap Stock Portfolio (Class B)
2002      60,788     3.84 to  3.85           233,628        1.55% to 1.95%         0.00%       -48.25%    to -48.08%
2001       4,493     7.41 to  7.42            33,280        1.55% to 1.95%         0.00%        21.29%(6) to  21.58%(6)

Strategic Growth Portfolio (Class B)
2002     338,480     6.83 to  6.87         2,319,061        1.52% to 1.95%         3.50%       -22.11%    to   7.64%(7)
2001      36,391     8.76 to  8.77           318,978        1.55% to 1.95%         0.00%         5.18%(6) to   5.32%(6)

U.S. Government Securities Fund (Class B)
2002   1,971,991     6.20 to  6.22        12,261,264        1.55% to 1.95%         2.78%         6.49%    to   6.91%
2001     129,528     5.82 to  5.83           753,700        1.55% to 1.95%         0.00%        -2.11%(6) to  -1.97%(6)

Nations Asset Allocation Portfolio (Class B)
2002      39,141     8.17 to  8.19           320,275        1.52% to 1.77%         1.97%       -15.05%    to -14.84%
2001       6,735     9.61 to  9.62            64,771        1.52% to 1.77%         6.43%        -3.85%(7) to  -3.82%(7)

Nations Capital Growth Portfolio (Class B)
2002      69,905     6.77 to  6.80           474,292        1.52% to 1.77%         0.13%       -31.29%    to -31.12%
2001      40,011     9.85 to  9.87           394,567        1.52% to 1.77%         0.28%        -1.45%(7) to  -1.26%(7)

Nations High Yield Bond Portfolio (Class B)
2002     525,866    10.13 to 10.20         5,347,918        1.52% to 1.97%        10.75%         0.26%    to   0.65%
2001     120,086    10.10 to 10.13         1,216,270        1.52% to 1.97%        25.43%         1.22%(7) to   2.85%(4)

Nations International Value Portfolio (Class B)
2002     731,079     7.29 to  7.37         5,350,084        1.52% to 1.97%         2.01%       -17.51%    to -16.90%
2001     153,327     8.84 to  8.87         1,357,166        1.52% to 1.97%         1.81%       -11.60%(7) to   2.89%(4)

Nations Marsico Focused Equities Portfolio (Class B)
2002   1,021,100     7.12 to  7.19         7,318,854        1.52% to 1.97%         0.00%       -16.64%    to -16.33%
2001     158,828     8.54 to  8.60         1,358,098        1.52% to 1.97%         0.00%       -19.16%    to   4.63%

Nations Marsico Growth Portfolio (Class B)
2002     232,550     6.66 to  6.69         1,553,431        1.52% to 1.77%         0.00%       -17.60%    to -17.40%
2001     119,329     8.08 to  8.10           965,682        1.52% to 1.77%         0.00%       -18.99%    to -18.88%

Nations Marsico 21st Century Portfolio (Class B)
2002      49,007     7.27 to  7.30           357,174        1.52% to 1.77%         0.00%        -9.81%    to  -9.58%
2001      37,162     8.06 to  8.07           299,852        1.52% to 1.77%         0.00%       -19.37%(7) to -19.25%(7)

Nations Marsico International Opportunities Portfolio (Class B)
2002      18,926     8.59 to  8.60           162,764        1.52% to 1.77%         0.07%        -8.97%    to  -8.74%
2001       1,128              9.43            10,632        1.52% to 1.77%         0.42%        -5.73%(7) to  -5.68%(7)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of           Ratio of
                                 Net Assets                  expenses to        investment              Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)      net assets(2)          Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  -------------------------
Nations MidCap Growth Portfolio (Class B)
2002     144,587     5.40 to   5.81           825,185       1.52% to 1.77%         0.00%      -35.16%     to -35.00%
2001      35,150     8.32 to   8.94           306,236       1.52% to 1.77%         0.00%      -16.78%(7)  to -10.61%(7)

Nations Small Company Portfolio (Class B)
2002     299,049     7.19 to   7.23         1,653,094       1.52% to 1.77%         0.11%      -27.70%     to -27.48%
2001      49,636     9.94 to   9.96           494,250       1.52% to 1.77%         0.00%       -0.57%(7)  to  -0.36%(7)

Nations Value Portfolio (Class B)
2002     206,372     7.32 to   7.35         1,514,847       1.52% to 1.77%         0.94%      -22.12%     to -21.93%
2001     130,332     9.40 to   9.42         1,226,606       1.52% to 1.77%         2.20%       -6.03%(7)  to  -5.79%(7)

Growth Series (Class A)
2002   4,669,319    98.44 to  98.95       461,949,416       1.30% to 1.40%         0.17%      -24.66%     to -24.59%
2001   5,576,219   130.67 to 131.21       731,554,638       1.30% to 1.40%         0.69%      -17.46%     to -17.37%

International Series (Class A)
2002   4,388,586    23.44 to  23.57       103,399,320       1.30% to 1.40%         1.35%      -14.15%     to -14.07%
2001   5,330,055    27.31 to  27.42       146,144,690       1.30% to 1.40%         1.66%      -14.03%     to -13.94%

Growth-Income Series (Class A)
2002   6,379,611    77.84 to  78.24       499,046,074       1.30% to 1.40%         1.63%      -19.66%     to -19.58%
2001   7,323,962    96.88 to  97.29       712,431,332       1.30% to 1.40%         2.51%        1.11%     to   1.22%

Asset Allocation Series(Class A)
2002   2,583,470    29.76 to  29.91        77,262,301       1.30% to 1.40%         3.62%      -12.95%     to -12.86%
2001   2,858,473    34.18 to  34.33        98,104,020       1.30% to 1.40%         3.94%        0.30%     to   0.40%

High-Yield Bond Series (Class A)
2002   1,001,634    46.79 to  47.03        47,100,049       1.30% to 1.40%         9.72%       -1.88%     to  -1.78%
2001   1,133,584    47.68 to  47.88        54,272,351       1.30% to 1.40%        10.85%        7.96%     to   8.06%

U.S. Government/AAA-Rated Securities Series (Class A)
2002   2,459,385    29.93 to  30.08        73,975,247       1.30% to 1.40%         4.99%        7.22%     to   7.33%
2001   2,070,633    27.91 to  28.03        58,032,493       1.30% to 1.40%         6.04%        5.64%     to   5.75%

Cash Management Series (Class A)
2002   2,004,754    20.97 to  21.08        42,259,574       1.30% to 1.40%         2.96%       -0.48%     to  -0.37%
2001   2,234,191    21.08 to  21.16        47,271,208       1.30% to 1.40%         6.27%        1.86%     to   1.96%

Asset Allocation Fund (Class 2 Shares)
2002   1,086,490    10.35 to  10.36        11,255,126       1.52% to 1.77%         3.98%        3.53%(10) to   3.59%(10)
2001           -                  -                 -                   -             -                               -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                                                              Ratio of          Ratio of
                                 Net Assets                  expenses to       investment               Total
                  --------------------------------------  average net assets    income to              Return
                       Unit Value                               Lowest           average              Lowest to
Year     Units    Lowest to Highest ($)  Total Value ($)    to Highest(1)     net assets(2)           Highest(3)
----------------  ---------------------  ---------------  ------------------  --------------  --------------------------
Global Growth Fund (Class 2 Shares)
2002     487,883     10.93 to 10.95        5,341,576        1.52% to 1.97%         0.00%        9.33%(10) to   9.49%(10)
2001           -                  -                -              -                   -                              -

Growth Fund (Class 2 Shares)
2002   1,185,593     10.87 to 10.88       12,902,924        1.52% to 1.97%         0.06%        8.72%(10) to   8.84%(10)
2001           -                  -                -              -                   -                              -

Growth-Income Fund (Class 2 Shares)
2002   1,992,661     10.87 to 10.88       21,685,563        1.52% to 1.97%         1.80%        8.65%(10) to   8.84%(10)
2001           -                  -                -              -                   -                              -

Growth & Income Portfolio (Class VC)
2002   2,431,856      8.10 to  8.18       19,890,469        1.52% to 1.97%         1.50%      -18.41%(8)  to   0.34%(9)
2001           -                  -                -              -                   -                              -

Mid Cap Value Portfolio (Class VC)
2002   1,722,533      8.51 to  8.52       14,682,783        1.52% to 1.77%         0.85%      -14.91%(8)  to -14.76%(8)
2001           -                  -                -              -                   -                              -

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(3) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
6.  UNIT VALUES(Continued)

(7) For the period from the following effective dates to December 31, 2001:
    Alliance Growth Portfolio (Highest)                                 05/15/01
    Capital Appreciation Portfolio (Highest)                            05/30/01
    Davis Venture Value Portfolio (Highest)                             05/16/01
    Global Bond Portfolio (Lowest)                                      01/22/01
    Global Equities Portfolio (Lowest)                                  01/08/01
    Government and Quality Bond Portfolio (Lowest)                      01/22/01
    Growth-Income Portfolio (Highest)                                   01/08/01
    International Growth and Income Portfolio (Highest)                 01/08/01
    MFS Growth and Income Portfolio (Highest)                           05/16/01
    MFS Mid-Cap Growth Portfolio (Highest)                              05/31/01
    MFS Total Return Portfolio (Lowest)                                 05/14/01
    Nations Asset Allocation Portfolio                                  06/15/01
    Nations Capital Growth Portfolio                                    03/16/01
    Nations High Yield Bond Portfolio (Lowest)                          01/22/01
    Nations International Value Portfolio (Lowest)                      01/22/01
    Nations Marsico 21st Century Portfolio                              02/20/01
    Nations Marsico International Opportunities Portfolio               06/15/01
    Nations MidCap Growth Portfolio                                     06/07/01
    Nations Small Company Portfolio                                     06/01/01
    Nations Value Portfolio                                             01/08/01

(8) For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10)For the period from the effective date of September 30, 2002 to December 31, 2002.

(11)For the period from the effective date of November 11, 2002 to December 31, 2002.

                            PART C--OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of this Registration
Statement:

      Audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002.

      Audited financial statements of Variable Separate Account at December 31, 2002 and for each of the two years in the period ended December 31, 2002.

(b) Exhibits

(1)   Resolutions Establishing Separate Account                                   *
(2)   Custody Agreements                                                          Not Applicable
(3)   (a)   Form of Distribution Contract                                         **
      (b)   Form of Selling Agreement                                             **
(4)   (a)   Variable Annuity Contract                                             ***
      (b)   Endorsement                                                           ****
(5)   (a)   Application for Contract                                              **
      (b)   Participant Enrollment Form                                           **
(6)   Depositor -- Corporate Documents
      (a)   Certificate of Incorporation                                          Filed Herewith
      (b)   By-Laws                                                               +
(7)   Reinsurance Contract                                                        Not Applicable
(8)   Form of Fund Participation Agreements
      (a)   Anchor Series Trust Form of Fund Participation Agreement              *
      (b)   SunAmerica Series Trust Form of Fund Participation Agreement          *
      (c)   WM Variable Trust Form of Fund Participation Agreement                **
(9)   Opinion and Consent of Counsel                                              **
(10)  Consent of Independent Accountants                                          Filed Herewith
(11)  Financial Statements Omitted from Item 23                                   Not Applicable
(12)  Initial Capitalization Agreement                                            Not Applicable
(13)  Performance Computations                                                    Filed Herewith
(14)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
      or Under Common Control with AIG SunAmerica, the Depositor of Registrant    Filed Herewith
(15)  Power of Attorney                                                           ++

----------
* Incorporated by reference to Initial Form N-4, File Nos. 333-25473 and 811-03859, filed April 18, 1997, Accession No. 0000950148-97-000989.
** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-58314 and 811-03859, filed July 2, 2001,
       Accession No. 0000912057-01-522334.
*** Incorporated by reference to Form N-4 Pre-Effective Amendment 1 and Amendment 1, File Nos. 333-08859 and 811-07727, filed March 11, 1997,
       Accession No. 0000912057-97-008516.
**** Incorporated by reference to Form N-4 Post-Effective Amendment 2 and Amendment 3, File Nos. 333-08859 and 811-07727, filed July 27, 1998,
       Accession No. 0001047469-98-028410.
+ Incorporated by reference to Form N-4 Post-Effective Amendment 1 and Amendment 2, File Nos. 333-66114 and 811-03859, filed April 29, 2002,
       Accession No. 0000950148-02-001109.
++ Incorporated by reference to Initial Form N-4, File Nos. 333-58314 and 811-03859, filed April 5, 2001, Accession No. 0000912057-01-507105.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                    POSITION
----                    --------

Jay S. Wintrob          Director, Chief Executive Officer
Jana W. Greer*          Director and President
James R. Belardi        Director and Senior Vice President
Marc H. Gamsin          Director and Senior Vice President
N. Scott Gillis*        Director and Senior Vice President
Gregory M. Outcalt      Senior Vice President
Edwin R. Raquel*        Senior Vice President and Chief Actuary
Mark A. Zaeske          Treasurer
Christine A. Nixon      Vice President and Secretary
J. Franklin Grey        Vice President
Maurice S. Hebert*      Vice President and Controller

Stewart R. Polakov*     Vice President
Ron H. Tani             Vice President
Virginia N. Puzon       Assistant Secretary

* 21650 Oxnard Ave., Woodland Hills, California 91367

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 1, 2003, the number of WM Diversified Strategies contracts funded by Variable Separate Account was 3,704, of which 1,753 were qualified contracts and 1,951 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless WM Funds Distributor, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29. PRINCIPAL UNDERWRITER

(a) WM Funds Distributor, Inc., 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company - Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Separate Account American General Life Insurance Company - Separate Account D
      WM Trust I
      WM Trust II
      WM Strategic Asset Management Portfolios, LLC
      WM Variable Trust

(b) The principal business address for the directors and officers below is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, unless otherwise noted:

      Officers/Directors            Position
      ------------------            --------
      Joel Calvo                    Director Chairman
      Monte D. Calvin               Director, First Vice President
      Sandra A. Cavanaugh           Director, Senior Vice President
      Sharon L. Howells             Director, First Vice President, Corporate Secretary
      William G. Papesh             Director, President
      Randall L. Yoakum             Director
      Russell J. Adams              First Vice President
      Glenn Commons                 Vice President
      Leslie A. Harrison            First Vice President
      Hans Henselman                Vice President
      Joel H. Jonczyk               Vice President
      Debra C. Ramsey               Vice President

      Robert O. Schadt              Assistant Vice President
      Mary K. Simonson              First Vice President
      John T. West                  Vice President
      David M. Williams             Treasurer

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

Registrant undertakes to: 1. file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; 2. include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and 3. deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88). The Registrant has complied with conditions one through four on the no-action letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment Nos. 4 and 5 to the Registration Statement on Form N-4 (File Nos. 333-58314 and 811-03859) to be signed on its behalf, in the City of Los Angeles, and the State of California, on April 16, 2003.

                              VARIABLE SEPARATE ACCOUNT
                              (Registrant)

                              By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Depositor)

                              By: /s/ Jay S. Wintrob
                                  ------------------------------------
                              Jay S. Wintrob, Chief Executive Officer

                              AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              (Depositor)

                              By: /s/ Jay S. Wintrob
                                  ------------------------------------
                              Jay S. Wintrob, Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

SIGNATURE                     TITLE                               DATE
---------                     -----                               ----

Jay S. Wintrob*               Chief Executive Officer and         April 16, 2003
---------------------------   Director
Jay S. Wintrob                Principal Executive Officer)


James R. Belardi*             Director                            April 16, 2003
---------------------------
James R. Belardi

Marc H. Gamsin*               Director                            April 16, 2003
---------------------------
Marc H. Gamsin

N. Scott Gillis*              Senior Vice President and Director  April 16, 2003
---------------------------   (Principal Financial Officer)
N. Scott Gillis


Jana Waring Greer*            Director                            April 16, 2003
---------------------------
Jana Waring Greer

Maurice S. Hebert*            Vice President and Controller       April 16, 2003
---------------------------   (Principal Accounting Officer)
Maurice S. Hebert


* By: /s/ Mallary L. Reznik
---------------------------
Mallary L. Reznik
Attorney-in-fact

                                  EXHIBIT LIST

(6)   Depositor -- Corporate Documents
      (a)   Certificate of Incorporation

(10)  Consent of Independent Accountants

(13)  Performance Computations

(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control with AIG SunAmerica, the Depositor of Registrant